Exhibit 99.4

Client Loan Number	Exception ID	Loan Status	Originator QM/ATR Status	TPR QM/ATR Status	Finding Group	Status	Moodys Final Exception Grade	Fitch Final Exception Grade	SP Final Exception Grade	Kroll Final Exception Grade	DBRS Final Exception Grade	Category	Finding Name	Initial Comment	Client/Seller Reponse Comments	Conclusion Comment	Compensating Factors Merged
300932212	3c4f389a-8dc1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Less Than 2 Year Job Stability	Borrower has been working less than 2 years at second job however income was used to qualify.		09/26/2018: Audit acknowledges the client approved guideline exception for less than 2 year job stability outside of guidelines. Loan will be rated a B.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 18.50 months reserves Years in Primary Residence Borrower has resided in subject for 11.2 years Years in Field Borrower has 23 years in field

300932212	86d5ef2d-5b84-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation
Final loan application and Lenders 1008 reflects a monthly fee under "Other" added into the PITI of $XX.XX; file missing documentation supporting payment and name of fee.  Additional conditions may apply.

Appeal: Underwriter padded the property taxes with the $XX.XX, but once final loan figures were finalized it was removed from the 1008 and Application. Please see supporting documentation.- XX 7/22/2018
07/23/2018: Received final 1008 & 1003 removing $XX.XX. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 18.50 months reserves Years in Primary Residence Borrower has resided in subject for 11.2 years Years in Field Borrower has 23 years in field

300932212	322f92bd-24d7-46ff-9b98-be9958494d12	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for. No Cure - Missing document not provided.		07/23/2018: Received evidence Borrower was provided the WLSP within 3 days of application date. Condition cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 18.50 months reserves Years in Primary Residence Borrower has resided in subject for 11.2 years Years in Field Borrower has 23 years in field

300932212	086a4e1d-80fc-4f95-a03a-e719d2922ec8	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		10/5/2018: License ID not required per state guidelines. Condition Cleared
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 18.50 months reserves Years in Primary Residence Borrower has resided in subject for 11.2 years Years in Field Borrower has 23 years in field

300932212	75d1965a-4b84-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.	7.15.18 Appeal. The Post Disaster Inspection was provided to XXXXX and is located in the Trailing Documents/Miscellaneous Document dated XX/XX/XXXX.	07/19/2018: Lender provided post inspection report which reflects property had no damage. Exception cleared.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 18.50 months reserves Years in Primary Residence Borrower has resided in subject for 11.2 years Years in Field Borrower has 23 years in field

300932205	dcf37ba6-1a85-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Missing income documentation	Lender Exception in file, Client to Review - Guidelines require verification of bonus covering the most recent two-year period. The bonus provided only covers 1 year and 1 month.	7/20-Lender exception in file, please reduce level based on the compensating factors such as sufficient reserves and job stability listed in the compensating factors. XX
12/17/2018:  Lender exception in file approving 1 year and 1 month bonus calculation versus the 2 yr G/L requirement.  07/20/2018: Exception in file.  Exception downgraded, non material finding and will be graded a B for all agencies.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.90% Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $ XX,XXX.XXin disposable income

300932205	cc087f60-e647-4986-b599-061d3aff988f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.
7/19/18 Appeal: Please see section 18 of the attached Funding Request Form, which states that the TPO lender (xxxxx) does not have any affiliated business relationships, and thus an Affiliated Business Disclosure is not required. XX
07/23/2018: XXXXXXXXXX legal confirmed no affiliates, AfBD not required. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.90% Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $ XX,XXX.XXin disposable income

300932205	021c1d39-a11c-44fb-95fb-b0f09cb2ab43	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.

7/26/18 – No Contest: The escrow payment on the Final CD in the amount of $XXX.XX is correct. The Hazard annual premium is $X,XXX.XX however the total premium for this term effective period is $X,XXX.XX which should be used. The $XX difference is a onetime fee for the term effective date period of this policy which is included in the payment. The policy say total premium due to it has to be paid and cannot be excluded. Upon renewal of the next policy total premium and escrow payment will adjust accordingly. See attach copy of the Hazard policy and Email as to the one time fee. XX 07/16/2018: Appeal: Hazard insurance declarations page reflects annual premium as $XXX,XX and annual property taxes per the tax search areX,XXX,XX. X,XXX,XX+X,XXX.XX =$X,XXX.XX /12 =XXX.XX/mo which matches final CD. please rescind.

07/31/2018: Lender responded the total premium on the hazard insurance premium of $XXXX.XX should be used.  Audit confirmed the hazard insurance premium of $XXXX.XX is listed on the insurance premium.  Using that figure the CD is corrected for estimated escrow.  Exception cleared.07/20/2018: Lender responded the estimated escrow is correct on the CD.  The hazard insurance declarations reflect an annual premium of $XXXX.XX, taxes are $XXXX.XX.  $XXXX.XX + $XXXX.XX = $XXXX.XX / 12 = $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable. Exception remains.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.90% Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $ XX,XXX.XXin disposable income

300932205	9d1f3508-ba70-49b4-a029-e33331066772	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years 1 - 30 $X,XXX.XX include the amounts of P&I and Estimated Escrow, the calculated payment amount is Years 1 - 30 $X,XXX.XX. The lender used the incorrect amount of $XXX.XX for estimated escrow versus the correct amount of $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.

07/27/2018: 7/26/18 – No Contest: The escrow payment on the Final CD in the amount of $XXX.XX is correct. The Hazard annual premium is $X,XXX.XX  however the total premium for this term effective period is $X,XXX.XX  which should be used. The $XX difference is a onetime fee for the term effective date period of this policy which is included in the payment. The policy say total premium due to it has to be paid and cannot be excluded. Upon renewal of the next policy total premium and escrow payment will adjust accordingly. See attach copy of the Hazard policy and Email as to the one time fee. XX 07/16/2018: Appeal: Hazard insurance declarations page reflects annual premium as $X,XXX.XX  and annual property taxes per the tax search are X,XXX.XX . X,XXX.XX +X,XXX.XX  =$X,XXX.XX /12 =XXX.XX /mo which matches final CD. please rescind.

07/31/2018: Lender responded the total premium on the hazard insurance premium of $XXXX.XX should be used.  Audit confirmed the hazard insurance premium of $XXXX.XX is listed on the insurance premium.  Using that figure the CD is corrected for estimated escrow.  Exception cleared.07/20/2018: Lender responded annual premium as $XXXX.XX and annual property taxes per the tax search are XXXX.XX. XXXX.XX+XXXX.XX =$XXXX.XX/12 =XXX.XX/mo which matches final CD.  Audit verified The hazard insurance declarations reflect an annual premium of $XXXX.XX, taxes are $XXXX.XX.  $XXXX.XX + $XXXX.XX = $XXXX.XX / 12 = $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable. Exception remains.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.90% Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $ XX,XXX.XXin disposable income

300932205	d15ebf0e-5b84-4f54-8892-af5dbe72088f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure Total Closing Costs as $XX,XXX and Cash to Close as $XXX,XXX. The most recent Loan Estimate dated XX/XX/XXXX indicates amounts of $XX,XXX and $XX,XXX, respectively.
															8/9/18 Appeal- see attached XX/XX/XXXX LE that matches cash to close section on CD. XXX	08/13/2018: Lender provided re-disclosed LE matching the calculating cash to close on the CD. Exception cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.90% Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $ XX,XXX.XXin disposable income

300932205	dab2c412-3c85-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Information required for CD 'Loan Disclosures' section not completed, or completed in error
The final Closing Disclosure is completed in error for required data under the Loan Disclosures section for the field titled Escrow Account. The Escrowed Property Costs over year 1 reflects $X,XXX.XX vs. the calculated value of $X,XXX.XX. The lender used the incorrect amount of $XXX.XX for the hazard insurance vs. the actual amount of $XXX.XX. Provide re-disclosed CD and letter of explanation.

7/27/18 - The Hazard annual premium is $X,XXX.XX  however the total premium for this term effective period is $X,XXX.XX  which should be used. The $XX difference is a onetime fee for the term effective date period of this policy which is included in the payment. The policy say total premium due to it has to be paid and cannot be excluded. Upon renewal of the next policy total premium payment will adjust accordingly. XX 07/16/2018: Appeal: Per the Note, the loan closed XX/XX/XXXX with the 1st payment due on XX/XX/XXXX. From XX/XX/XXXX to XX/XX/XXXX, 11 payments will be made. In cases where the consumer will be making 11 payments over 1 year, it is permissible to use the 11 month total or XXX.XXx11 =$X,XXX.XX

07/31/2018: Lender responded the total premium on the hazard insurance premium of $XXXX.XX should be used.  Audit confirmed the hazard insurance premium of $XXXX.XX is listed on the insurance premium.  Using that figure the CD is corrected for estimated escrow.  Exception cleared.07/20/2018: Lender responded Per the Note, the loan closed XX/XX/XXXX with the 1st payment due on XX/XX/XXXX. From XX/XX/XXXX to XX/XX/XXXX, 11 payments will be made. In cases where the consumer will be making 11 payments over 1 year, it is permissible to use the 11 month total or XXX.XXx11 =$XXXX.XX.  Audit verified the incorrect hazard insurance premium of $XXX.XX was used by lender. The correct hazard insurance premium is $XXX.XX. Provide re-disclosed CD and letter of explanation. Exception remains.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.90% Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $ XX,XXX.XXin disposable income

300932205	055ebaa3-9ba9-4231-bb02-d422458a3ab1	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the hazard insurance vs. the actual amount of $XXX.XX. (IN ESCROW) Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.

7/26/18 – No Contest: The escrow payment on the Final CD in the amount of $XXX.XX  is correct. The Hazard annual premium is $X,XXX.XX  however the total premium for this term effective period is $X,XXX.XX  which should be used. The $XX difference is a onetime fee for the term effective date period of this policy which is included in the payment. The policy say total premium due to it has to be paid and cannot be excluded. Upon renewal of the next policy total premium and escrow payment will adjust accordingly. See attach copy of the Hazard policy and Email as to the one time fee. XX 07/16/2018: Appeal: Hazard insurance declarations page reflects annual premium as $X,XXX.XX  and annual property taxes per the tax search are X,XXX.XX . X,XXX.XX +X,XXX.XX  =$X,XXX.XX /12 =XXX.XX/mo which matches final CD. please rescind.

07/31/2018: Lender responded the total premium on the hazard insurance premium of $XXXX.XX should be used.  Audit confirmed the hazard insurance premium of $XXXX.XX is listed on the insurance premium.  Using that figure the CD is corrected for estimated escrow.  Exception cleared.07/20/2018: Lender responded Hazard insurance declarations page reflects annual premium as $XXXX.XX and annual property taxes per the tax search are XXXX.XX. XXXX.XX+XXXX.XX =$XXXX.XX/12 =XXX.XX8/mo which matches final CD.  Audit verified The hazard insurance declarations reflect an annual premium of $XXXX.XX, taxes are $XXXX.XX.  $XXXX.XX + $XXXX.XX = $XXXX.XX / 12 = $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable. Exception remains.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.90% Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $ XX,XXX.XXin disposable income

300932198	c9e494eb-e287-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	General Credit Exception
Lender acknowledged exception in file for Borrower not having 6 months employment in current job position. Compensating factors cited of high Disposable Monthly Income, Excess Reserves, and Low LTV/CLTV.
															07-20-2018 Appeal – Lender approved exceptions are to be graded 2 or B, not level 3. Please re-assign exception level.	07/23/2018: Lender approved exception for borrower not having 6 months of employment in current job position. Loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.70 months reserves. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income   LTV is lower than guideline maximum UW Guides maximum LTV of 85%, loan qualified with LTV of 80.0%.

300932198	03820be0-0e89-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The final CD does not disclose a Flood Cert Fee and Credit Report Fee in Section B despite a flood cert and credit report in the file. The fees are required to be disclosed or an attestation that no fees were allocated to the transaction must be provided.
Non-material per SFIG guidance, loan will graded B for all agencies.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.70 months reserves. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income   LTV is lower than guideline maximum UW Guides maximum LTV of 85%, loan qualified with LTV of 80.0%.

300932198	c18dc2a4-0e89-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final CD is missing required information in the Contact Information section. The State License ID of the Settlement Agent is missing. Provide corrective CD and letter of explanation.		07/23/2018: Audit reviewed and missing settlement agent license # is out of scope per SFIG. Condition rescinded. Non-material per SFIG guidance, loan will graded B for all agencies.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.70 months reserves. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income   LTV is lower than guideline maximum UW Guides maximum LTV of 85%, loan qualified with LTV of 80.0%.

300932195	c8546279-0ac1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Failure to obtain Lease Agreements	Lease Agreement for borrower's seasonal rental was not provided as required per guidelines.		09/25/2018: Audit acknowledges the client approved guideline exception for missing lease agreements outside of guidelines. Loan will be rated a B.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  126.10 months reserves. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.47% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779

300932195	8c299c91-f385-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Failure to Verify Sale of Previous Property	File is missing the final Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close and/or reserves.		07/19/2018: Lender provided signed ALTA Settlement Statement for sale of departing residence. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  126.10 months reserves. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.47% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779

300932195	db5f072c-5525-45a6-8014-cd9eccca53ac	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Affiliated Business Disclosure not executed.		Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  126.10 months reserves. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.47% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779

300932194	af395ccc-a3c1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Missing Lease agreement	A current lease agreement short term seasonal rental property was not provided.		09/26/2018: Audit acknowledges the client approved guideline exception for missing current lease agreement outside of guidelines. Loan will be rated a B.
Reserves are higher than guideline minimum UW Guides require 8  months reserves, loan qualified with  124.7 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 65.95% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 808

300932194	f6f63cca-6a06-4c27-91d2-328ec1aebd1d	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		08/03/2018: Received evidence lender has no affiliates. Condition cleared. Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 8  months reserves, loan qualified with  124.7 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 65.95% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 808

300932194	c02624e4-528c-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.3		07/27/2018: Received post disaster inspection reflecting no damage. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 8  months reserves, loan qualified with  124.7 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 65.95% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 808

300932157	d3935f90-6cc6-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Insufficient credit history	Co-borrower does not meet trade-line requirement for 3 active trade-lines without derogatory credit.		10/02/2018: Audit acknowledges the client approved guideline exception for trade-line history outside of guidelines. Loan will be rated a B.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 37.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.88% CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 70.00%

300932157	8d937235-6dc6-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Failure to Appropriately Calculate Liabilities	The lender excluded PITI on investment property that is under contract to sell however it was not sold prior to the subject property closing.		10/02/2018: Audit acknowledges the client approved guideline exception for excluded liability outside of guidelines. Loan will be rated a B.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 37.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.88% CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 70.00%

301027335	519f61b0-cf0a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Limited Employment History for Borrower/Co-Borrower	Lender guidelines require a 24 month employment history, exception provided for the borrower's 2nd job covering a 7 month employment history		12/27/2018: Lender Exception in file allowing for less than 24 months employment history for a 2nd job. The borrower was only employed at the reported 2nd job for 7 months.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.63% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 757 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.80 months reserves

301027335	4c3cbd44-3002-41d4-853d-b16917d405e8	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete. The State License ID of the Borrower's Real Estate Broker, Seller's Real Estate broker and Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.
01/14/2019: Updated direction given, missing Settlement Agent license ID is non-material. Finding downgraded. Non-material finding, loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.63% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 757 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.80 months reserves

301027334	cded3062-ac0b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines	Client Overlay Exception: Lender guidelines require a max DTI of 43%, exception provided for a DTI up to 45%.
1/10/2019 : Appeal: XXXXXX guidelines require student loans to be included in debts regardless of deferment or forbearance status. However, the guidelines do allow for exclusion of the monthly payment when there are less than 10 payments remaining. Based on the remaining balance of $XXX and monthly payment of $XX, there are less than 10 payments and the loan was excluded. XXXXXX guidelines regarding student loans are attached for support.Appeal: XXXXXX has reviewed the loan approvals in file and noted that the loan was originally underwritten using a tax estimate of $XXXXX per year, or $XXXX per month. However, the title commitment showed that the actual taxes are $XXXX.XX annually, or $XXX.XX/mo. After correcting the property tax the debt ratio decreased to 42.86%. XXXXX is providing a copy of the final XXXXXX Decision dated XX/XX/XXXX and showing the 42.86% debt ratio.

01/11/2019: Lender provided Student loan guidelines that show that the student loan can be excluded when there are less than 10 payments remaining.  Excluding the student loan payment of $XX does decreased the DTI below 43%.  Exception cleared.01/09/2019: Audit used $XXX.XX for monthly escrow account, DTI of 43.39% is due to the Lender not included the Student Loan payment of $XX per month in the calculation, exception remains, lender exception in file.Lender exception in file

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 772 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 336.70 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 95 months payment history with no late payments reported

301027334	7e3e60bf-d8c0-43d2-a4ae-1d3e30de1bec	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete. The State License ID of the Buyer's Real Estate Broker and Seller's Real Estate Broker is missing. Provide re-disclosed CD and letter of explanation.
01/14/2019: Updated direction given, missing Settlement Agent license ID is non-material. Finding downgraded. Non-material finding, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 772 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 336.70 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 95 months payment history with no late payments reported

301027334	02930e63-af0b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file.	1/4/19 Appeal: Located in Trailing docs in XXXXX XXXX. Please see attached CDA/Field review with acceptable value supporting document for your review and rescission. Thanks !! XX	01/09/2018: Lender provided CDA report, exception cleared.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 772 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 336.70 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 95 months payment history with no late payments reported

301027333	1585dbce-c10e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Cash out amount greater than guideline maximum	Lender guidelines allow a maximum cash out of $XXXXXX.XX, exception provided for cash out > $XXXXXX		12/28/2018: Lender exception in file for cash out greater than $XXXXXX. The borrower received cash out in the amount of $XXXXXX.XX.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 804 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 382.40 months reserves Years on Job Borrower has 10 years on job

301027333	6813607b-c20e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Failure to obtain Lease Agreements	Lender guidelines require a current lease agreement for evidence of rental income, exception provided for missing current lease/rental agreement for rental property A located on XXXX Schedule E part I		12/28/2018:Lender exception in file allowing for missing lease agreement for Property A located on XXXX Schedule E part 1.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 804 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 382.40 months reserves Years on Job Borrower has 10 years on job

301027333	75dd6754-05e4-42a0-9b78-9f9e9ddcec92	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure		Finding deemed non-material, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 804 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 382.40 months reserves Years on Job Borrower has 10 years on job

301027331	57da32bb-440d-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXXXXX.XX.  The loan amount is $XXXXXXX.XX which leaves a shortage of hazard insurance coverage of $XXXXXX.XX. A cost estimator from the insurer was not provided.
															1/11/19 Appeal: The Replacement Cost Estimate verifying adequate coverage is attached	01/14/2018: Received replacement cost estimator. Hazard coverage is sufficient. Condition cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 17 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 72.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761

301027331	011eca85-5e0f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Advisory Finding 1	Lender guidelines require a max DTI of 43%, exception provided for a DTI > 43%		Exception not required to meet guidelines. Actual DTI is 40.01%, all guideline requirements met without exception
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 17 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 72.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761

301027327	3984f841-730f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Improper Calculation of Income	Lender guidelines require 2 year average of SE income when current income does not support a 1 year average, exception provided for using 1 year average income when not properly supported		12/28/2018:Lender exception in file allowing for use of only 1 year average of self employment income when not supported by a 2 year average.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794 Years in Field Borrower has 10 years in field.  Reserves are higher than guideline minimum UW Guides require 6 months reserves, borrower qualified with 313.50 months reserves.

301027322	73227c3e-b90e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Limited Employment History for Borrower/Co-Borrower	Lender guidelines require borrower to be employed at current job at least 6 months after an employment gap, exception provided for borrower not employed at current job for at least 6 months		01/02/2019: Lender exception in file approving less than 6 months current job employment history for the co-borrower.
Years in Field Borrower has 24 years in field CLTV is lower than guideline maximum Lender guidelines allow for 85% CLTV, loan qualified with a CLTV of 53.33% Reserves are higher than guideline minimum Lender guidelines require 6 months reserves, loan qualified ith 164.4 months reserves.

301027319	d6eb38bf-6c0f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Improper Calculation of Income
Lender guidelines require the inclusion of mortgages payable in less than a year in business income calculation, exception provided for the exclusion of mortgages payable in less than a year from business income calculation
01/02/2019:Lender exception provided for the exclusion of mortgages payable in less than a year from business income calculation
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.93% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 783 LTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 61.92% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.20 months reserves

301027319	5d84c9ba-a508-4b3a-9946-c0efc016b7cd	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	1/9/19 – Appeal: Per XXXXX Legal, XXXXX does not have any affiliates and we are not required to provide the Affiliated Business Disclosure as required under the Real Estate Settlement Procedures Act.	01/11/2019: Audit reviewed Lender's rebuttal and agrees. Condition cleared.01/04/2019: Finding deemed non-material, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.93% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 783 LTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 61.92% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.20 months reserves

301027319	1c1f0ef5-6d0f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Rescind	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing CDA in the file.	1/9/19 Appeal: Located in XXXXX XXXX Trailing docs. For your convenience, I have re-attached CDA/Field review with acceptable value supporting document for your review and rescission	01/11/2019: A CDA provided, prior to underwriting, reflecting a value of $XXXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition rescinded.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.93% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 783 LTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 61.92% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.20 months reserves

301027318	1b898af4-7b20-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Failure to obtain Employment Verification	Employment history is less than 6 months after 6 month gap in employment. Gaps in previous employment also greater than 6 months.		12/28/2018: Lender exception for gap in employment history provided.
Reserves are higher than guideline minimum Lender guidelines required 6 months reserves, loan qualififed with 193.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800 CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 57.14%

301027318	1c33871d-1bd4-4094-a167-5904047747af	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit
1/9/18 Appeal: The requirement is not to prove the Toolkit was received by the borrower but instead to prove the borrower was provided the Toolkit within 3 days of application date. The documents provided with the 1st Appeal are evidence the borrower was provided the Special Information Booklet/Home Loan Toolkit within 3 days of application date. Also, my appeal for a Toolkit exception on loan XXXXXXXXXXXX Exception XXXXXXXXXXXXXXXXXXXXXXXX was accepted. Please clarify. - XX

01/10/2019: Lender provided documentation showing that the application package which included the Home loan toolkit was viewed by the borrower.  Exception cleared.01/08/2019: Lender provided a screen shot reflecting application package viewed on XX/XX and Loan Estimate Mailing Instruction however this is not deemed acceptable evidence that the Home Loan Toolkit was received by the borrower. Please provide evidence such as e-delivery confirmation of Home Loan Toolkit or application package cover letter that lists the Home Loan Toolkit was included. Exception remains as non-material per SFIG guidance, loan will be graded a B for all agencies.Non-material per SFIG guidance, loan will be graded a B for all agencies

Reserves are higher than guideline minimum Lender guidelines required 6 months reserves, loan qualififed with 193.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800 CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 57.14%

301027318	887f0e82-b30e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not acknowledge receipt of initial C.D. 3 days prior to consummation
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.

Please see attached View Notifications from XX XXXXXX XXXXXX (XXXX). The borrowers viewed the initial CD on XX/XX/XXXX. The borrowers signed the final CD on XX/XX/XXXX. Thus, the initial CD was received within the required parameter (at least 3 days prior to closing). XX
01/08/2019: Lender provided evidence initial CD viewed by borrower on XX/XX/XXXX. Condition cleared.
Reserves are higher than guideline minimum Lender guidelines required 6 months reserves, loan qualififed with 193.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800 CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 57.14%

301027318	96de1d36-0aac-4ee9-abef-9097e01fdd9d	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State License ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		01/14/2019: Updated direction given, missing Settlement Agent license ID is non-material. Finding downgraded. Non-material finding, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum Lender guidelines required 6 months reserves, loan qualififed with 193.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800 CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 57.14%

301027318	29d9f381-d80a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Closing Disclosure document error	The Home Warranty fee in section H of the final Closing Disclosure is missing the indicator of (Optional) as required for Borrower paid fees in this section.	Please see attached	1/10/2019: Lender provided the Post closing CD, Letter of explanation. Exception cleared.01/02/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum Lender guidelines required 6 months reserves, loan qualififed with 193.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800 CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 57.14%

301027318	41b378e3-d80a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file.		01/08/2019: A CDA provided reflecting a value of $XXXXXXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum Lender guidelines required 6 months reserves, loan qualififed with 193.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800 CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 57.14%

300932114	44ce4d55-2309-4a96-b2dc-f41fb65a7dec	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Certification was not reflected in section B of the Closing Disclosure despite evidence of a credit report and flood cert in the file. The Credit Report Fee and the Flood Certification Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300932110	84967550-a6c1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Missing Balance Sheet	YTD Profit & Loss and Balance Sheet was not provided.		12/15/2018: Audit acknowledges the client approved guideline exception for no current balance sheet for income calculation outside of guidelines. Loan will be rated a B.Lender exception provided
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 749 Years on Job Borrower has 23 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.30%

300932110	319a0746-aac1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Missing YTD Profit & Loss	YTD profit and loss was not provided		12/15/2018: Audit acknowledges the client approved guideline exception for no current P&L for income calculation outside of guidelines. Loan will be rated a B.Lender exception provided
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 749 Years on Job Borrower has 23 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.30%

300932110	8e517b81-b589-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The state license of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	Audit reviewed and missing settlement agent license # is out of scope per SFIG	07/27/2018: Audit reviewed Lender's rebuttal and agrees. Condition rescinded.Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 749 Years on Job Borrower has 23 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.30%

300932110	fba32ab7-3ebe-42be-9eda-32b2bd6316fc	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated reflects a lender credit in the amount of $XX.XX. The lender credit decreased to $X.XX on the CD with no indication of a valid COC to account for the $XX.XX decrease in the credit. Provide re-disclosed CD and letter of explanation.

07/27/2018: The lender credit of $XX.XX on the LE is for the credit report and flood cert costs. The LE rounds numbers up and down so they read as $XX.XX and $XX.XX on the LE with the actual costs of $XX.XX and $XX.XX on the final Closing Disclosure.

07/31/2018: Lender responded the credit of $XX.XX on the LE was applied to Credit report and flood certification.  Audit confirmed the credit was directly applied to the credit report and flood certification.  Exception cleared.

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 749 Years on Job Borrower has 23 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.30%

300932104	155bad0a-f589-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Missing income documentation
The Borrower's commission income was to be documented with 24 months receipt.  The loan file contains 23 months of documented receipt of the commission income.  The loan file was missing documentation for a full 24 months receipt.

07/31/2018 - Appeal: See attached exception form. Income exception granted on this transaction, therefore loan should be downgraded to a B. 07/25/2018 - Appeal: Income exception granted on this transaction, therefore loan should be downgraded to B. XX

12/15/2018:  Audit acknowledges client approved guideline exception for commission income to qualify with less than 2 year history.08/01/2018:  Received evidence of exception approval.  Condition cleared.  Loan will be rated a B.  07/30/2018:  Lender Exception request in file.  However, unable to locate exception approval.  Condition remains.

Disposable Income is higher than guideline minimum UW Guides did not require disposable income, loan qualified with $XX,XXX.XX of disposable income.  Reserves are higher than guideline minimum UW Guides required 6 months reserves, loan qualified with 15.90 months reserves.  Years in Field Borrower has 11 years in field.  LTV is lower than guideline maximum UW guides allow 85% LTV, loan qualified with 70% LTV.

300932104	4015b98f-c44b-41c6-9800-5d2d781a9cb1	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.
10/03/2018: Please see attached. 07/31/18 - Appeal: See attached copy of the Funding Request form. Showing the Lender has no affiliates. 07/25/18 - Appeal: See attached copy of the Affiliated Business Disclosure. This disclosure does not have to be signed by the borrower.

10/04/2018: Lender provided executed Affiliated Business Disclosure.  Exception cleared.08/01/2018:  Received funding request for reflecting no affiliates.  However, Affiliated Business Disclosure, page 829, reflects an affiliate.  Loan remains a B rating. 07/27/2018:  Unsigned Affiliated Business Disclosure is a B rating. Finding deemed non-material, loan will be graded a B for all agencies

Disposable Income is higher than guideline minimum UW Guides did not require disposable income, loan qualified with $XX,XXX.XX of disposable income.  Reserves are higher than guideline minimum UW Guides required 6 months reserves, loan qualified with 15.90 months reserves.  Years in Field Borrower has 11 years in field.  LTV is lower than guideline maximum UW guides allow 85% LTV, loan qualified with 70% LTV.

300932104	83b3282f-f689-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
Non-material per SFIG guidance, loan will be graded a B for all agencies
Disposable Income is higher than guideline minimum UW Guides did not require disposable income, loan qualified with $XX,XXX.XX of disposable income.  Reserves are higher than guideline minimum UW Guides required 6 months reserves, loan qualified with 15.90 months reserves.  Years in Field Borrower has 11 years in field.  LTV is lower than guideline maximum UW guides allow 85% LTV, loan qualified with 70% LTV.

300932101	6ec11b1b-8a8e-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Borrower/Co-Borrower Self Employed Less Than 2 Years	Documentation provided in the loan file indicates the borrower is self-employed less than 2 years and therefore , does not meet the lender's applicable guidelines for self-employment.
12/16/2018: Audit acknowledges the client approved guideline exception for self-employment in current business < 2 years with history of self employment in same industry outside of guidelines. Loan will be rated a B.Lender exception in file.

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 78.81 months reserves Years in Field Borrower has 15 years in Field

300932101	928cc153-4c7a-446f-8edb-685e1c101af8	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	WLSP is not found in the file which corresponds to the LE for services the borrower is permitted to shop for. No Cure - Missing document not provided.		07/27/2018: Received evidence Borrower was provided with initial WLSP within 3 days of application date. Condition cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 78.81 months reserves Years in Field Borrower has 15 years in Field

300932101	690f8956-3dff-4210-87c9-773fce1595fe	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The NMLS of the Borrowers Real Estate Broker and Sellers Real Estate broker is missing.  Provide re-disclosed CD and letter of explanation.
															07/26/2018 Appeal: Per SFIG only NMLS ID is in scope for testing all other contact information is outside of scope. Please rescind.	07/27/2018: Audit reviewed Lender's rebuttal and agrees. Condition rescinded.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 78.81 months reserves Years in Field Borrower has 15 years in Field

300932093	31d26fa4-ac86-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Failure to provide proof of OFAC Search	Please provide Fraud Report with OFAC search. Additional conditions may apply.		08/01/2018: Received fraud report reflecting OFAC search. Condition cleared.
300932093	b31b0d57-b286-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Certification Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and flood certificate in the file. The Credit Report Fee and Flood Certificate Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300932088	7dd581ad-3a9c-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	DTI Exceeds Guidelines
Lender guidelines reflects a DTI of 43.00%.  Due to the miscalculation of Rental income, the actual DTI is 46.85%. Lender used a negative rental income of -$X,XXX.XX vs actual negative rental income of -$X,XXX.XX.

08-21-2018 Appeal – please see attached income workbook and supporting documents. The REO’s were ran thru the Corporation named XXXXXXXX and the borrower was not personally liable for the payments. If this is insufficient to resolve the DTI, please provide detailed analysis of income and debts as reviewed by XXXX. XX

08/23/2018: Lender provided response "please see attached income workbook and supporting documents. The REO’s were ran thru the Corporation named XXXXXXXXXX and the borrower was not personally liable for the payments. If this is insufficient to resolve the DTI, please provide detailed analysis of income and debts as reviewed by XXXX". Verified. Exception Rescinded.

No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 25 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 69.17% CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 69.17%

300932088	a364ae92-f8a2-e811-94b3-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s business and co-borrower's business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.

8/28/18 Appeal: Please see Sale agreement on pages 28, & 36 in the Clean Room file stating that XXXXXX was sold on XX/XX/XXXX. I have also pulled another copy of the corporate state filing to show that the borrower is no longer part owner of this corporation. All the docs are attached for your convenience to review and please rescind. Thanks !! XX  08/27/2018: Appeal: Appeal: Please be advised the 10 VVOE requirement does not apply to self-employed borrowers. For S/E borrowers the requirement is verification within 120 days of note date. File contained Secretary of state business license verifications within 120 days of closing. Also see below docs stating: Tax transcripts used in lieu of signed personal/business tax returns & Condition Cleared. File contains Transcripsts, & Business tax returns with P&L and Balance statement & they are dated within 120 days of closing. This loan was on the MLPSA Fields with UW Exceptions list. Loan closed on XX/XX/XXXX. Also please see The Drive report dated XX/XX/XXXX as additional verifications of employment. Please rescind. Thanks!! XX!! XX08/27/2018: Appeal: Appeal: Please be advised the 10 VVOE requirement does not apply to self-employed borrowers. For S/E borrowers the requirement is verification within 120 days of note date. File contained Secretary of state business license verifications within 120 days of closing. Also see below docs stating: Tax transcripts used in lieu of signed personal/business tax returns & Condition Cleared. File contains Transcripsts, & Business tax returns with P&L and Balance statement & they are dated within 120 days of closing. This loan was on the MLPSA Fields with UW Exceptions list. Loan closed on 3/4/18. Also please see The Drive report dated 3/16/18 as additional verifications of employment. Please rescind. Thanks!! XX!! XX

09/13/2018: Audit reviewed and accepting online business search based on guidelines allow verification if performed prior to loan delivery. Condition cleared. 09/10/2018: Lender provided online business search for XXXXXXXXXX., however; the verification date is missing. Exception remains.08/29/2018: Lender provided copy of sale contract for XXXXXXXXX, no verification of this business is required, still missing third part verification of co-borrower's business "XXXXXXXXX" - exception remains.08/27/2018: Lender provided  guidelines verifying third party verification is required to be within 120 days of Note date and response "Appeal: Please be advised the 10 VVOE requirement does not apply to self-employed borrowers. For S/E borrowers the requirement is verification within 120 days of note date. File contained Secretary of state business license verifications within 120 days of closing. Also see below docs stating: Tax transcripts used in lieu of signed personal/business tax returns & Condition Cleared. File contains Transcripts, & Business tax returns with P&L and Balance statement & they are dated within 120 days of closing. This loan was on the MLPSA Fields with UW Exceptions list. Loan closed on XX/XX/XXXX. Also please see The Drive report dated XX/XX/XX as additional verifications of employment. Please rescind", however, please provided third party verification for co-borrowers business "XXXXXXXX and XXXXXXX" Exception remains.

No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 25 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 69.17% CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 69.17%

300932088	d17776bd-e586-4f46-9329-5a799c8c7955	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	08-15-2018 Appeal – please see attached funding request form that shows the lender does not have any affiliates. XX	08/17/2018: Lender provided funding request form indicating no affiliates. Exception cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 25 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 69.17% CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 69.17%

300932088	111d6942-92cf-46fc-a83c-55d480e76dac	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	09/26/2018: Please see attached	09/27/2018: Lender provided FACTA. Exception cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 25 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 69.17% CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 69.17%

300932088	299226e6-1696-461a-8730-8ffdbf8e4c72	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.	09/26/2018: Please see attached	09/27/2018: Lender provided initial escrow disclosure. Exception cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 25 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 69.17% CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 69.17%

300932088	95d0b022-399c-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure	09/26/2018: Please see attached
09/27/2018: Lender provided Homeownership counselors disclosure.  Exception cleared.09/07/2018: Lender provided Consumer handbook on adjustable-rate mortgages however there is no borrower name, loan number or date disclosure issued and the loan is a 30 year fixed, not an ARM. Exception remains as non-material per SFIG guidance, loan will be graded a B for all agencies.Non-material per SFIG guidance, loan will be graded a B for all agencies

No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 25 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 69.17% CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 69.17%

300932087	2669f092-347f-4767-b61a-7a2bc19b30b0	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies
300932087	44d170c6-ba86-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure.  All Loan costs associated with the transaction must be listed in a table under the heading of "loan costs".  The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
9-11-18 APPEAL, Providing letter from lender stating all fees are disclosed. XX
09/12/2018: Lender provided a LOX that the PCCD reflects all of the fees.  The Funding CD in the loan file does not reflect a Flood Certificate fee.  Exception remains a non material finding, loan will be graded a B for all agencies. Non-material per SFIG guidance, loan will be Graded a B for all agencies.

300932085	f6863d9c-b1cc-4638-ab9b-29898efbc387	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Flood Life of Loan Fee in section B of the final Closing Disclosure is missing. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300932079	3f2b4aba-730a-4123-9c6b-8ce4d269715c	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided.	10/15/2018: Please see attached	10/16/2018: Lender provided FACTA. Loan file contained the FACTA. Exception rescinded.Finding deemed non-material, loan will be graded a B for all agencies
300932079	0201d529-0ef6-4706-90b7-d0402ba3736d	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file. No Cure - Missing document not provided.	09/27/2018: Please see attached 9/10/18 - Appeal: Please see page 2 of the attached for the list of service providers for this loan. XX
09/28/2018: Lender provided WLSP.  Exception cleared.09/11/2018: Lender provided signed Affiliated Business Disclosure, however; the WLSP is missing from the file. Exception remains downgraded. Loan will be graded a B for all agencies.Non-material per SFIG guidance, loan will be graded a B for all agencies

300932079	66e7cd82-182a-4d53-bb76-5c0b50767bf8	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Finding deemed non-material, loan will be graded a B for all agencies
300932079	7e5145a6-c191-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Finding deemed non-material, loan will be graded a B for all agencies
300932073	2a1ad63a-9697-4e56-b147-4827654df328	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	File is missing the affiliated business disclosure. If the lender is not affiliated with any other businesses please provide an attestation stating such.		8/9/2018: Reactivated - non material finding, loan will be rated a B for all agencies.
300932067	c4f05f0a-2a89-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOEs are dated post loan consummation for both Borrowers.	8/9/18 Appeal- see attached VVOE's for borrowers. XX	08/13/2018: Lender provided VVOE's for both borrower's. Exception cleared.
Reserves are higher than guideline minimum UW Guides required 6.00 months reserves, loan qualified with 72.60 months reserves.  Years in Field Borrower has 20 years in field.  Disposable Income is higher than guideline minimum UW Guides did not require disposable income, loan qualified with $XX,XXX.XX in disposable income.

300932067	5924e5ba-ae64-4d78-acb8-a32ba790ea1a	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides required 6.00 months reserves, loan qualified with 72.60 months reserves.  Years in Field Borrower has 20 years in field.  Disposable Income is higher than guideline minimum UW Guides did not require disposable income, loan qualified with $XX,XXX.XX in disposable income.

300932067	fd28036c-29e4-431c-988e-a27070c5b10e	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Information required for General Information section not present in C.D.	The final CD reflects incorrect data under the General Information section for the field titled Closing Date. Cure provided on post consummation CD.
8/13/18 - Appeal. This issue falls under 38(a)(3) which allows for reduction to A with LOE and PCCD. If disagree, please state provision for leaving as B. XX 7/30/18 - Appeal. Per SFIG Closing Information correction made post closing will be A. (XX) 7/24/18 - Appeal. Final CD and Deed dated XX/XX/XXXX, signed/notarized XX/XX/XXXX. PCCD and LOE XX/XX/XXXX corrected Closing Date. Please see attached. (XX)

08/22/2018:  The closing date falls under 1026.38(a)(3), the associated finding from the grading sheet is below.  This can be cured to a 1.08/16/2018: Pending compliance review08/13/2018: Lender responded the issue falls under 38(a)(3) which allows for reduction to A with LOE and PCCD.  This falls under clerical errors: 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.  With letter of explanation and re-disclosure of correct information the SFIG grade is a B. Exception remains. 08/07/2018: Lender responded closing information correction made post closing will be A.  The SFIG guidance reflects SFIG Cure post closing is an B. Exception remains non material, loan will be graded a B for all agencies.07/27/2018: Lender provided PCCD.  The PCCD corrected the Closing Date.  Exception remains non material, loan will be graded a B for all agencies.Non-material per SFIG guidance, loan will be graded a B for all agencies

Reserves are higher than guideline minimum UW Guides required 6.00 months reserves, loan qualified with 72.60 months reserves.  Years in Field Borrower has 20 years in field.  Disposable Income is higher than guideline minimum UW Guides did not require disposable income, loan qualified with $XX,XXX.XX in disposable income.

300932067	2a494c6e-2b89-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error	The Home Warranty Premium fee listed in section H of the final Closing Disclosure does not state the fee was "Optional." Provide corrected CD and LOE to the Borrower.	7/24/18 - Appeal. 1026.38 (g)(4)(ii) states "optional" label in Section H is required for borrower-paid fees. Home Warranty Premium fee was paid by seller and outside scope of this review. XX
07/27/2018: Lender responded 1026.38(g)(4)(ii) states "optional" label in section H is required for borrower paid fees.  Audit verified section 1026.38(g)(4)(ii) refers to section 1026.37 (g)(4)-3 which does not indicate the word optional is for borrower only.  Exception remains non material, loan will be graded a B for all agencies.Non-material per SFIG guidance, loan will be graded a B for all agencies

Reserves are higher than guideline minimum UW Guides required 6.00 months reserves, loan qualified with 72.60 months reserves.  Years in Field Borrower has 20 years in field.  Disposable Income is higher than guideline minimum UW Guides did not require disposable income, loan qualified with $XX,XXX.XX in disposable income.

300932065	d86f1020-54a2-e811-9539-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.

8/23/18 - Appeal: See attached verification of businesses from XX website on XX/XX/XXXX along with XXXXXXXXX searches for each done at the time of this transaction. For co borrower see attached current at the time of this loan paystub for XXXX, paystub for year ending XXXX and XXXX W2. This is due to she works for XXXXXXXXXX. XX
08/27/2018: Lender provided State Corporation verification within 30 days of Note date. Exception cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 120.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770

300932065	2899164b-4993-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance
Evidence of taxes for property #4 on the final application not provided. Additionally, the lender included an additional $XXX.XX in the multiple REO’s calculation, the loan file is missing evidence of this value.
															8.10.18 Appeal. Please see attached tax information for property #4 along with the valuation of such as requested. XX	08/14/2018: Lender provided verification of tax information. Exception cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 120.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770

300932065	b2765b5b-f929-458d-b657-a5829371f5af	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The final Closing Disclosure reflects the fee for Pest Inspection in section C. Optional services are required to be disclosed in Section H, Other. Provide corrected CD and LOE to the Borrower.	8.10.18 Appeal. The Pest Inspection fee was not an optional fee rather it was stated in the contract that this fee would be charged. Please see attached. XX
08/14/2018: Lender responded the pest inspection fee was a requirement of the purchase contract and was not optional.  Audit confirmed the pest inspection was a requirement of the purchase contract.  Exception cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies

CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 120.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770

300932064	cb45686f-2b90-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error	The Home Warranty fee listed in section H of the final Closing Disclosure was not reflected as "Optional." Provide corrected CD and LOE to the Borrower.	10/03/2018: Please see attached	10/04/2018: Lender provided PCCD and LOE. Non material finding, loan will be graded a B for all agencies.Non-material per SFIG guidance, loan will be graded a B for all agencies
300932059	edea82ea-f491-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The tax stamps listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax, lists the Title Company instead. Provide corrected CD and LOE to the Borrower.
9/7/18 - Appeal: See attached copy of the PCCD with LOE and proof of receipt by the borrower. XX
10/01/2018:  Received explanation letter and post consummation closing disclosure adding government entity as payee.  Condition cleared.09/10/2018: Lender provided PCCD, LOX and proof of delivery; however, the payee for the taxes reflects as the Title company not the government agency assessing the taxes.  Exception remains a non material finding, loan will be graded a B for all agencies.Non-material per SFIG guidance, loan will be graded a B for all agencies.

300932051	f16a25e4-df94-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns	Guidelines require 2 years signed and dated business tax returns with all schedules. Signed returns for XXXX 1120's was not provided.	08/06/2018: Attached are the copy of the XXXX 1120's	08/08/2018: Lender provided signed XXXX 1120. Exception cleared.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 18.3 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 760 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.27%

300932051	88fa8a3b-df94-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report fee and Flood Certification was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report and Flood Certification in the file. Both fees should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 18.3 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 760 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.27%

300932049	5349a038-918a-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Appraisal discrepancy
File contains two appraisals by the same appraiser performed on the same day.  One appraisal indicates subject is a PUD with HOA fees of $XXX per month; the other appraisal indicates subject is a Single Family dwelling with no HOA fees.  Need clarification from appraiser.  Additional conditions may apply.

7/23/18 Appeal- Appraiser clarified in his comment on page 12 of the appraisal with PUD designation. The effective date of both reports is XX/XX/XX. The date of the report was updated from XX/X/XX to X/XX/XX when the updates were made.See attached.

07/25/2018: Lender responded page 12 of the appraisal explains the PUD designation.  Audit confirmed, page 12 does address the discrepancy and the HOA fees and PUD designation were updated on page 1 of the appraisal.  Exception cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.84% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 14.80 months reserves

300932049	19b7b6ec-ca4b-4b70-ae4c-d746b04bd03c	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	7/23/18 Appeal- see attached info provided tat contains affiliate info. XXX	07/23/2018: XXXXX legal confirmed no affiliates, AfBD not required. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.84% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 14.80 months reserves

300932049	4d57c7fb-058a-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B: A Flood Cert fee and Credit Report fee were not reflected in section B of the Closing Disclosure despite evidence of a flood cert and credit report in the file. The Flood Cert fee and Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
															09/27/2018: Please see attached	09/28/2018: Lender provided attestation. Exception cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.84% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 14.80 months reserves

300932043	8d3fd868-ec01-4aa7-b7ba-5c37260f0969	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	7/26/18 Appeal: Please see attached ABA located in Clean Room for your review and rescission. Thanks !! XX	07/30/2018: Lender provided affiliated business disclosure. Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies
300932043	61027a69-0fa9-4ee2-9098-4f435841b7bb	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
Non-material per SFIG guidance, loan will be graded a B for all agencies
300932039	fe5682c2-deac-41fe-9e83-5e3b1bc3c712	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	The required AFBD is missing from the loan file.		08/06/2018: Received evidence lender has no affiliates. Condition cleared. Finding deemed non-material, loan will be graded a B for all agencies
300932039	c3254815-3c13-4036-b77c-5008caba96d3	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The CD in file is missing the Credit Report Fee. Settlement fees must all be disclosed to the consumer regardless of who pays them.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300932035	98629738-5d8b-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Missing executed HELOC closure letter.	7/25/18 Appeal: Please see the attached executed HELOC closure letter for HELOC #XXXXXXXX. XX	07/27/2018: Lender provided verification of HELOC closure. Exception cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.5 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 749 LTV is lower than guideline maximum UW Guides maximum LTV of 85%, loan qualified with CLTV of 72.86%

300932035	59dd3b47-7f8c-4f04-bdbc-9d49577c2256	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.
7/25/18 Appeal: Please see section 9 of the attached Funding Request Form, which states that the TPO lender (XXXX XXX XXX, dba XXXXX XXX) does not have any affiliated business relationships, and thus an Affiliated Business Disclosure is not required. XX
07/27/2018: XXXXX legal confirmed no affiliates, AfBD not required. Exception cleared. Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.5 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 749 LTV is lower than guideline maximum UW Guides maximum LTV of 85%, loan qualified with CLTV of 72.86%

300932035	cbf74964-6d88-4ebd-a403-e8fb1a40cb0d	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The final CD does not disclose a Flood Cert Fee and Credit Report Fee in Section B despite a flood cert and credit report in the file. The fees are required to be disclosed or an attestation that no fees were allocated to the transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.5 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 749 LTV is lower than guideline maximum UW Guides maximum LTV of 85%, loan qualified with CLTV of 72.86%

300932035	6d28f4a8-6f9e-485e-9fbd-7dd54f6d1388	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final CD is missing required information in the Contact Information section. The State License ID of the Settlement Agent or Contact is missing. Provide corrective CD and letter of explanation.	7/25/18 Appeal: Per SFIG only NMLS ID is in scope for testing; all other contact information is outside of scope. Please rescind. XX
07/27/2018:  This exception has been given a material  rated B due to the potential for statutory damages under the rule for section 1026.38(r) and (5). However, an online search determined that the state XX does not issue a license for settlement agents. Exception cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.5 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 749 LTV is lower than guideline maximum UW Guides maximum LTV of 85%, loan qualified with CLTV of 72.86%

300932034	7c2b6519-548a-452d-b64f-e5af11c64fe6	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	9/6/18 - Appeal: See attached copy of the Funding Req Form showing Lender has no affiliates. XX7/27/18 Appeal- the form provided lists the affiliates and is provided to the borrower. XXX
09/07/2016: Audit reviewed lender's response and attached Funding Request Form however documentation was previously provided reflecting the lender has an affiliate therefore disclosure required. Exception remains as non-material finding. Loan will be graded a B. 07/31/2018: Audit reviewed lender's response however this form doesn’t contain all the necessary info that a AFBD disclosure requires. Exception remains as non-material finding. Loan will be graded a B. 07/26/2018: Audit reviewed form reflecting affiliate information and since the correspondent lender reflects an affiliate the Affiliated Business Disclosure is required. Condition remains.Finding deemed non-material, loan will be graded a B for all agencies

300932034	aed5c96a-72ae-43f2-9e4e-65bd05944a3e	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B: A Flood Cert and Credit Report fees were not reflected in section B of the Closing Disclosure despite evidence of a flood cert and credit report in the file. The Flood Cert fee and Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300932033	00863078-a591-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Insufficient Reserves	2.40 mos < 6 mos required, per lender. Assets verified of $XXX,XXX.XX, minus cash to close and deposits of $XXX,XXX.XX = $XX,XXX.XX for reserves which is not sufficient for the subject property.	8/4 Appeal: Total verified funds = $XXX,XXX.XX. AAAAAAA XXXXX $ XXXXX.XX + XXXX $XXXXX.XX + XXXX $XXXXXX.XX + EMD (cleared) $XXXXX. $XXXXXX.XX-$XXXXXX.XX =XXXXX.XX. Sufficient to cover reserves. XX	08/06/2018: Audit confirmed assets are sufficient. Exception cleared.
CLTV is lower than guideline maximum CLTV is lower than guideline maximum UW Guides allow 85% CLTV, loan qualified with 80% CLTV. No Mortgage Lates No late payments in prior 18 months.  Years Self Employed Borrower self employed 7 years.  Disposable Income is higher than guideline minimum UW No Mortgage Lates No late payments in prior 18 months.  Years Self Employed Borrower self employed 7 years.  Disposable Income is higher than guideline minimum UW Guides did not require disposable income, loan qualified with $XX,XXX.XX in disposable income.

300932033	0df9f8bc-a491-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Failure to obtain Hazard Insurance Declaration	The hazard insurance declaration reflected an effective date that was after the subject loan disbursement date.		Finding deemed non-material, loan will be graded a B for all agencies
CLTV is lower than guideline maximum CLTV is lower than guideline maximum UW Guides allow 85% CLTV, loan qualified with 80% CLTV. No Mortgage Lates No late payments in prior 18 months.  Years Self Employed Borrower self employed 7 years.  Disposable Income is higher than guideline minimum UW No Mortgage Lates No late payments in prior 18 months.  Years Self Employed Borrower self employed 7 years.  Disposable Income is higher than guideline minimum UW Guides did not require disposable income, loan qualified with $XX,XXX.XX in disposable income.

300932033	1c0bee84-94c1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Improper Calculation of Income	The lender excluded notes payable < one year in the income calculation.
12/15/2018: Audit acknowledges the client approved guideline exception for income calculation outside of guidelines to exclude mortgage, note payable in less than one year.Loan will be rated a B.09/26/2018: Lender exception provided.

CLTV is lower than guideline maximum CLTV is lower than guideline maximum UW Guides allow 85% CLTV, loan qualified with 80% CLTV. No Mortgage Lates No late payments in prior 18 months.  Years Self Employed Borrower self employed 7 years.  Disposable Income is higher than guideline minimum UW No Mortgage Lates No late payments in prior 18 months.  Years Self Employed Borrower self employed 7 years.  Disposable Income is higher than guideline minimum UW Guides did not require disposable income, loan qualified with $XX,XXX.XX in disposable income.

300932033	5828bee0-9224-434c-813a-31f27a0e487f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	8/1 Appeal-Attached please find the Correspondent Funding Request Form which states on page 2, there are no Affiliated Business Relationships, please rescind XX	08/02/2018: Lender provided funding request form indicating there were no affiliates. Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies
CLTV is lower than guideline maximum CLTV is lower than guideline maximum UW Guides allow 85% CLTV, loan qualified with 80% CLTV. No Mortgage Lates No late payments in prior 18 months.  Years Self Employed Borrower self employed 7 years.  Disposable Income is higher than guideline minimum UW No Mortgage Lates No late payments in prior 18 months.  Years Self Employed Borrower self employed 7 years.  Disposable Income is higher than guideline minimum UW Guides did not require disposable income, loan qualified with $XX,XXX.XX in disposable income.

300932033	e4de2900-ab91-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
Non-material per SFIG guidance, loan will be graded a B for all agencies
CLTV is lower than guideline maximum CLTV is lower than guideline maximum UW Guides allow 85% CLTV, loan qualified with 80% CLTV. No Mortgage Lates No late payments in prior 18 months.  Years Self Employed Borrower self employed 7 years.  Disposable Income is higher than guideline minimum UW No Mortgage Lates No late payments in prior 18 months.  Years Self Employed Borrower self employed 7 years.  Disposable Income is higher than guideline minimum UW Guides did not require disposable income, loan qualified with $XX,XXX.XX in disposable income.

300932033	e4211a2b-069c-47e3-8b0e-6192099917dc	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figures: Deposits as -$XX,XXX.XX and Cash to Close as $XXX,XXX.XX.  The most recent Loan Estimate dated XX/XX/XXXX indicates no deposit and Cash to Close of $XXX,XXX.XX.   Provide re-disclosed CD and letter of explanation.
09/24/2018: Correction, doc loaded9/20/18 - Appeal. Please see LE X/XX created 7:59 AM. LE X/XX on file was an earlier version created at 6:27 AM. XX
09/25/2018: Lender provided LE that matches CD for cash to close.  Exception cleared.09/21/2018: Lender responded see later version of LE dated XX/XX; however, did not provide the LE and it was not in the loan file.  Exception remains a non material finding, loan will be graded a B for all agencies.Non-material per SFIG guidance, loan will be graded a B for all agencies

CLTV is lower than guideline maximum CLTV is lower than guideline maximum UW Guides allow 85% CLTV, loan qualified with 80% CLTV. No Mortgage Lates No late payments in prior 18 months.  Years Self Employed Borrower self employed 7 years.  Disposable Income is higher than guideline minimum UW No Mortgage Lates No late payments in prior 18 months.  Years Self Employed Borrower self employed 7 years.  Disposable Income is higher than guideline minimum UW Guides did not require disposable income, loan qualified with $XX,XXX.XX in disposable income.

300932033	bd558a8d-be91-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
Non-material per SFIG guidance, loan will be graded a B for all agencies
CLTV is lower than guideline maximum CLTV is lower than guideline maximum UW Guides allow 85% CLTV, loan qualified with 80% CLTV. No Mortgage Lates No late payments in prior 18 months.  Years Self Employed Borrower self employed 7 years.  Disposable Income is higher than guideline minimum UW No Mortgage Lates No late payments in prior 18 months.  Years Self Employed Borrower self employed 7 years.  Disposable Income is higher than guideline minimum UW Guides did not require disposable income, loan qualified with $XX,XXX.XX in disposable income.

300932028	2ada2d48-9dc4-4c8a-af3b-0aec2ccc0798	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the affiliated business disclosure. If the lender is not affiliated with any other businesses please provide an attestation stating such.	8/2/18 Appeal- see attached Finding request with affiliate information. XXX	08/06/2018: Missing Affiliated Business Disclosure Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies
300932028	e0b76e54-4eef-4e65-a584-25f8a638d8eb	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower & co-borrower. No Cure.	09/27/2018: Please see attached	09/28/2018: Lender provided e-Consent. Exception cleared.07/20/2018: Finding deemed non-material graded B
300932026	e8621023-4b85-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX.  The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for  $XXX,XXX.XX. A cost estimator from the insurer was not provided.

7/20/18: Appeal: Please see attached Hazard Insurance with verbiage" Optional/Increased Coverages Building Structure Reimbursement Extended Limits, which is acceptable verbiage for sufficient hazard insurance coverage.

07/25/2018: Lender provided hazard insurance and responded that insurance had optional/increased coverage building structure reimbursement extended limits.  Audit reviewed Client's Replacement Cost Coverage Verbiage (RCCV) Matrix and increased replacement cost is acceptable. Exception cleared.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.85% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.24% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  252.60 months reserves

300932026	ed93ba0f-9bad-41a8-bd55-2260b72969f3	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	7/25 Appeal-Attached please find the Correspondent Funding Request Form which states on page 2, there are no Affiliated Business Relationships, please rescind XX	07/23/2018: XXXXX legal confirmed no affiliates, AfBD not required. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.85% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.24% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  252.60 months reserves

300932026	06a970bc-e77b-45cb-b895-cef8af830d1c	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Certification Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and flood certificate in the file. The Credit Report Fee and Flood Certification Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.85% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.24% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  252.60 months reserves

300932012	bead9cfd-f289-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report fee was not reflected in Section B of the Closing Disclosure despite evidence of a Credit Report in the file.  The Credit Report should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300932005	48f60e95-2497-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Insufficient credit history	Lender guidelines require a minimum of three active trade lines with 12 months of satisfactory history on each, and a minimum credit history of 24 months.		12/15/2018: Audit acknowledges the client approved guideline exception for minimum trade line requirement outside of guidelines. Loan will be rated a B.8/6/2018: Lender exception provided.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 768 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.20% CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 94.50 months reserves

300932005	945400fb-6ebf-4b79-9d0d-0bd8425d028b	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	8/8/18 - Appeal - Providing Funding Request Form with the required affiliated business information. XX	08/10/2018: Lender provided funding request form indicating no affiliates. Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 768 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.20% CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 94.50 months reserves

300932005	a588bf33-72af-42c9-84c2-78a8875fb9b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Initial CD reflects Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation of XX/XX/XXXX.  No Cure.
															8/8/18 - Appeal - Providing proof the borrower received the CD on X/XX/XX. XX	08/10/2018: Lender provided verification the borrower received initial CD 3 days prior to consummation. Exception cleared.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 768 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.20% CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 94.50 months reserves

300932004	0b6ebf9d-679a-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower's business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the COPA or a regulatory agency/applicable licensing bureau for business #1 of XXX tax return, Schedule #, Part II, Statement 2.
															08/14/18 Appeal- Income for XXX XXXX not considered in qualifying info.Only used XXXX XXXXXXXXXXXXX, XXXXXX XXXX and XXX X and XXX. XXX	08/16/2018: Lender provided response "Income for XXX XXXX not considered in qualifying info. Only used XXXX XXXXXXXXXXXXXX, XXXXXX XXXX and XXX XXXX XXX. XXX." Verified. Exception cleared.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  19.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.43% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 750

300932004	7715657f-639a-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Per the Lender's guidelines, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns of the Schedule E, Part II, Statement 2 for business #2, #3 and #4 not provided.
															8/24/18 Appeal: Business transcripts are not required. The business income flows into the 1040's, and the file contains IRS transcripts to validate the income. XX	08/27/2018: Verified transcripts in file. Exception cleared.8/21/2018: Personal transcripts satisfy business or personal tax return signature requirements.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  19.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.43% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 750

300932004	07d351a9-46b5-49ce-a39d-e50556137cce	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	08/14/18 Appeal- see attached Funding Request with affiliate info. XXX	08/16/2018: Lender provided funding request form indicating no affiliates. Exception cleared.Finding deemed non-material, loan will be graded B for all agencies.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  19.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.43% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 750

300931997	177c94c0-24bf-490e-b9ea-d2c53b505b7e	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file.	7/25/18 - Appeal - Providing Funding Request Form with requested information. XX	07/23/2018: XXXXX legal confirmed no affiliates, AfBD not required. Condition cleared.
300931997	16d4e952-ca88-4d3f-b326-bb6ec6724ad3	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower No Cure.	07/23/2018: Providing the borrower's E-consent.	07/25/2018: Lender provided verification of E consent. Exception cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies.
300931987	e4a337b8-b8f2-4ead-bb47-49c71b02a060	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300931986	ca0f6b87-1d29-40e7-96be-bf77ccaf2f26	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		08/03/2018: Received evidence lender has no affiliates. Condition cleared. 07/26/2018: Finding deemed non-material, loan will be graded a B for all agencies
300931986	a9557b50-41b5-4aa7-8bf5-603e6af35a4e	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.	The CD reflects Total Interest Percentage (TIP) of XX.XXX% vs actual TIP of XX.XXX% with a difference of X.XXX% under-disclosed. Provide corrected CD and LOE to the Borrower.
08/03/2018: Audit reviewed lender's rebuttal and final closing disclosure.  TIP matches at XX.XXX%.  Condition rescinded.07/26/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.

300931981	c9cb3219-32a2-e811-9539-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.
															8/23-Appeal : Attached please find the third party verification from the Secretary of State for all the borrower's businesses. XX	08/26/2018: Lender provided Secretary of State documentation for all business income utilized. Exception cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 75.53% Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 57.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.74%

300931981	59e40b86-c398-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Ineligible Property Type	Client Overlay, property ineligible due to greater than XX acres.	8/15/18: Appeal. See attached screen prints. The changed in maximum acreage limit was not effective until XX/XX/XXXX. The subject application was received on XX/XX/XXXX prior to this change. XX	08/17/2018: Client provided evidence the acreage limit changed after the application date, exception rescinded per XXXXXXXXXXX.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 75.53% Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 57.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.74%

300931981	c7b39c60-c398-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns
Per Lender's Guidelines, self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years.  Signed returns not provided.
08/14/2018: Client provided an updated bulletin stating tax transcripts can serve as the signature on tax returns for non-agency loans. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 75.53% Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 57.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.74%

300931981	41071473-c398-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Per Lender's Guidelines, self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed XXXX business returns for Business #11 and #12 listed on Statement 3 of XXXX tax returngs not provided.

09/11/2018: Appeal. Business #11 (XXXXXXXXXXXXXXXXXXXXXX) does not have income or loss. It was not used in the loan qualification. Tax return is not required to be signed. We Make A Difference started XX/XX/XXXX and is reflected on the tax returns without income or loss. XXXX tax returns were validated by tax transcripts; partnership returns do not need to be signed. XX8/15/18: Appeal. Please see attached signed business # 12 (XXXXXXXXXXX). Business #11 (XXXXXXXXXXXXXXXXXXX) is not required to be signed since it has no income or loss and was not used in the loan qualification. XX

09/11/2018: Lender responded The 2 businesses in question did not have income or loss and did not require signed returns.  Audit confirmed the businesses did not have income or loss.  Exception cleared.08/17/2018: Client provided signed XXXX return for XXXXXXXXXXXXXXX, we are missing the signed XXXX returns for XXXXXXXXXXXXXX and XXXXXXXXXXXXXXXXXXX, exception remains.08/14/2018:  Client provided an updated bulletin stating tax transcripts can serve as the signature on tax returns for non-agency loans.  Business transcripts not provided. (XXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXXX) Condition remains.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 75.53% Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 57.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.74%

300931981	e72d7885-0470-44bc-ab4f-a4755fec3619	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	8/15/18: Appeal: Please see attached Funding Request Form - No affiliates. XX	08/17/2018: Client provided Finding Request Form indicating no affiliated businesses, exception cleared.Finding deemed non-material, loan will be graded a B for all agencies
CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 75.53% Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 57.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.74%

300931978	4bc6edfc-7912-4875-a2b6-0dfe7964b928	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	8/29/18-Appeal: Please find the attached the Funding Request Form indicating on page 2 that the lender has no affiliates. XX	08/31/2018: Lender provided funding request form indicating no affiliates. Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies
300931975	c5958407-1e6e-4f40-986b-5837230b91e6	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	8/2/18 - Appeal: See attached copy of the Funding Request Form showing Lender has no Affiliates. XX	08/03/2018: Lender provided funding request form indicating no affiliates. Exception cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies.
300931975	5063b4cd-8a0b-4f27-9f04-94e0ac8549da	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report Fee and Flood Life of Loan Fee in section B of the final Closing Disclosure are missing. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300931973	8657afa1-0087-4a82-a23f-76a3427798a8	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure
7/23/18 Appeal: Please see section 9 of the attached Funding Request Form, which states that the TPO lender (XXXXXXXXXXXXXXXXXXXXXXXX) does not have any affiliated business relationships, and thus an Affiliated Business Disclosure is not required. XX
07/23/2018: XXXXXXXX legal confirmed no affiliates, AfBD not required. Condition cleared.
301027282	30d2b965-9e88-4d98-a5c1-bd77c167ece8	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	1/2/19 Appeal: Providing the funding request form which shows that the lender does not have any affiliates and there for the Affiliated business disclosure is not required. Section page 2 section 9.	01/04/2019: Lender provided funding request form, exception rescinded.12/19/2018: Finding deemed non-material, loan will be graded a B for all agencies
300931960	7c81327f-dcb7-4cf0-b8a3-4cdb4ff30a0e	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	8/15/18: Appeal: Please see attached Funding Request Form #9 - No Affiliated Business Arrangements. XX	08/17/2018: Client provided Funding Request Form indicating no affiliated businesses, exception cleared.Finding deemed non-material, loan will be graded a B for all agencies
300931960	2986f097-d786-465e-be83-6ba79aa04288	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Right To Cancel Form	Right to Cancel form is missing from the file.
08/10/2018: The subject loan is a construction to perm refinance in which the borrower did not receive any new money. Borrower brought $XX,XXX.XX to closing. A Right of Rescission is not required. under 1026.23(f) Exempt Transaction 2, “A refinancing or consolidation by the same creditor of an extension of credit already secured by the consumer's principal dwelling.”

08/14/2018: Lender responded the subject loan is a construction to permanent refinance with borrower bringing money to close.  Under 1026.23 (f) Exempt transactions by the same creditor of an extension of credit the right of rescission is not required.  Audit confirmed the loan is a construction to permanent transaction where the lender is the same with no new money.  1026.23(f) states, A refinancing or consolidation by the same creditor of an extension of credit already secured by the consumer's principal dwelling. The right of rescission shall apply, however, to the extent the new amount financed exceeds the unpaid principal balance, any earned unpaid finance charge on the existing debt, and amounts attributed solely to the costs of the refinancing or consolidation. Exception cleared.

300931958	1cd75d55-3bf3-4abd-99aa-2354308d6c1a	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure	08/29/2018: Please see attached	08/31/2018: Lender provided HUD Homeownership Organization Counseling Disclosure. Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies
300931958	3452a809-989e-428c-ab3c-fd97e72327f8	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure.	08/29/2018: Please see attached	08/31/2018: Lender provided e-consent. Exception cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies
300931955	4c6f8db0-2c89-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns
File contains unsigned personal tax returns for XXXX and XXXX. Guidelines requires signed and dated personal tax returns for self-employed individuals.  Co-borrower is self-employed and files Schedule C.

8/9-Appeal: Attached please find the exception from underwriting to utilize the Tax Transcripts in lieu of signed tax returns. Please rescind. XX 7/25-Appeal: Attached please find executed XXXX & XXXX IRS transcripts which are acceptable per guidelines when personal tax returns are in file and not signed. XX

08/13/2018: Lender provided the tax transcripts and the guidelines indicating the transcripts may be used as an alternative to obtaining the borrower's signature.  Exception cleared.07/30/2018:  Received transcripts and all regs.  Guidelines require signed tax returns due to self-employment.  Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.16% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 804 Years in Field Co-borrower has 13 years in field

300931955	e5196b36-63e4-423b-aeb0-5b8b5e24ce6b	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file.	7/23/18: Please see attached Funding Request form item # 9, There is no Affiliated Business Arrangements.	07/23/2018: XXXXXXXXX legal confirmed no affiliates, AfBD not required. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.16% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 804 Years in Field Co-borrower has 13 years in field

300931955	c83ae754-1a0c-4401-8eca-0bcdff1e7629	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	A complete copy of the HUD Homeownership Counseling Disclosure listing the name of the agencies is missing from the file. File only contains acknowledgment of receipt.	08/10/2018: Please see attached	08/13/2018: Lender provided Homeowners counselors. Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.16% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 804 Years in Field Co-borrower has 13 years in field

300931955	679c5b6c-e6eb-47c4-8741-7df915642214	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is not signed and acknowledged by borrower. Initial CD is dated five (5) days prior to consummation date. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
															7/23/18: Please see attached confirmation borrower received/viewed initial CD dated XX/XX/XXXX on XX/XX/XXXX.	07/25/2018: Lender provided verification the borrower received CD 3 days prior to consummation. Exception cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.16% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 804 Years in Field Co-borrower has 13 years in field

300931949	7257229a-fb90-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for  $XXX,XXX. A cost estimator from the insurer was not provided.
08/02/2018: Audit reviewed Client's Replacement Cost Coverage Verbiage (RCCV) Matrix and Increased Replacement Cost on Dwelling Coverage is acceptable. Condition cleared.
FICO is higher than guideline minimum : UW Guides require FICO of 740, loan qualified with FICO of 758 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.73% Years on Job Borrower has 5.9 years on job

300931946	472ee364-1868-49c2-aea7-4dba66eaede2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	09/19/2018: Please see attached	09/20/2018: Lender provided attestation. Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies
300931946	b1f0d3d1-8b8b-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood report in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
															09/19/2018: Please see attached	09/20/2018: Lender provided attestation. Exception cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies
300931946	21ffbb25-8c8b-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	7/23/18 Appeal- Settlement Agent is same for both sections- ID is listed. XXX
07/25/2018: Lender responded that the settlement agent is the same for both sections on the CD and that the license ID is listed. Audit confirmed the same settlement agent is listed twice and the license ID is listed for the first listing.  Exception cleared.

300931945	acf5578d-ee8e-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX. The loan amount is $XXX,XXX, which leaves a shortage of hazard insurance coverage for $XXX,XXX . A cost estimator from the insurer was not provided.
08/01/2018: Audit reviewed Client's Replacement Cost Coverage Verbiage (RCCV) Matrix and Building Structure Reimbursement Extended Limits is acceptable. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with 772 FICO Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.87 months reserves DTI is lower than guideline maximum UW Guides require DTI of 43%, loan qualified with DTI of 35.91%

300931945	615cd1ac-ee8e-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	The Lender's guidelines require documentation on taxes, insurance, and assessments. The loan is missing documentation of ITA for the primary residence.
9/4/18: Appeal: Please see attached tax bill on XXXX XXXX. 9/4/18: Per XXXXXXX at XXXXXXXXXXXXXXXXXXXXXXXX, the property tax has been paid by XXXXXXXXXXXXXX (lender code XXX) as documented on the XXX tax bill. In XXXX, tax payment was made by XXXXXXXXXXXXXXXX. XXXXXXXX also indicated that if borrower paid for their tax bill, the "Paid By" section above would have reflected their names. This supports that mortgage payment includes taxes and insurance on XXXXXXXXXXXXXXXXXX. XX8/22/18: Appeal: Please see attached mortgage statement for the primary residence showing escrow (taxes and insurance) collected and included in the mortgage payment. XX

10/01/2018:  Received evidence of taxes & insurance for primary residence.  Condition cleared.09/05/2018: Lender provided a screen shot of the mortgage for the primary residence that indicated taxes were paid out of escrow; however, there is no indication the hazard insurance was included in the escrows.  The loan file does not contain a mortgage statement or a hazard insurance certificate for the primary residence.  Exception remains.08/24/2018: Lender provided Mortgage Statement for XXX XXX XX, however; taxes, insurance, and assessments are required for XXXX XXX XXXXX. Exception remains.

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with 772 FICO Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.87 months reserves DTI is lower than guideline maximum UW Guides require DTI of 43%, loan qualified with DTI of 35.91%

301027280	bde3fdc9-82af-46c2-ac8c-970c473840d8	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	01/10/19 - Please find the attached Affiliated Business Disclosure from page 548 of the file submitted and contained in the Scanned Documents folder. XX
01/11/2019: Lender provided funding request form and response "Please find the attached Affiliated Business Disclosure from page 548 of the file submitted and contained in the Scanned Documents folder". Exception rescinded.01/03/2019: Finding deemed non-material, loan will be graded a B for all agencies

301027279	a33a2e1d-dd03-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing Balance Sheet	Missing current XXXX Balance Sheet for Business A on Schedule E Part II of XXXX tax return.	12/28/18 - Appeal. Please see attached signed P&L and balance sheet for XXX XXXX. Located in CR file, pg 346 (P&L) and pp 862-863 (balance sheet) of 1699	01/03/2018: Audit reviewed Lender's rebuttal and original file. XXXX balance sheet for Business A on pages 862-863. Condition rescinded.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 755 LTV is lower than guideline maximum UW Guides maximum LTV of 85%, loan qualified with LTV of 78.37%8 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.21%

300931942	dbc0151c-85a4-e811-94b3-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s Schedule C business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.

8-28-18 APPEAL, File contains verification of pension Income and SS income for B1, and pension income and SS income for B2. A Review of the DU shows the Other Income listed for XXXXXXXXX, B2. Please note the verifications of income for XXXXXXXX is Pension $XXXX and SS $XXXX. Du also discloses the appropriate income for XXXXXXXX, B1. No additional income sources were used to qualify the borrowers. / XX8-27-18 APPEAL, Verification of Sched C not required, no positive income used to qualify, borrower qualified with loss. All income used to qualify derived from verified pension and SS income. Further, tax return data validated via DU. /XX

08/29/2018: Re-review of the loan file and lender's rebuttal indicates the other Income listed on DU is the co-borrower's SSI and Schedule C loss, as the Schedule C loss is included in the qualification, no other verification of the business is required, exception cleared.08/28/2018: Lender responded that the verification is not needed because schedule C was not used to qualify, however DU shows other income with no explanation where this is from.  There is both schedule C income and losses that were used by audit.  Exception remains.

FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.50 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 65.85%

300931942	546ba405-dacf-41ce-a6ca-d4b14fddbc64	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure	09/27/2018: Please see attached	09/28/2018: Lender provided Homeownership counseling disclosure. Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.50 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 65.85%

300931932	a20cc35a-d7d9-4177-a74c-9b3522946b10	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		08/08/2018: Received evidence lender has no affiliates. Condition cleared. Finding deemed non-material, loan will be graded a B for all agencies
300931929	47cc3201-9fd0-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		10/18/2018: Evidence of no affiliates provided. Condition Cleared 8/9/2018: Reactivated
300931929	8c3211f4-548b-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Failure to provide proof of OFAC Search	OFAC search missing for the borrower. Data verify and credit report in file does not contain the OFAC search.
Attached please find a copy of the credit report for this borrower which details that a OFAC search was completed and returned no results. Please see page 3 and the information boxed in red on the attached.
08/01/2018: Received evidence of OFAC search. Condition cleared.
300931928	be7f31af-c799-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns	Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided.		08/14/2018: Client provided an updated bulletin stating tax transcripts can serve as the signature on tax returns for non-agency loans. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.99% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 789 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.70 months reserves

300931928	cd0ebe85-c799-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided.

08/23/2018: APPEAL: the self-employment income from the "S" corps feeds into the personal 1040’s, and the 1040 transcripts validate the income, therefore there is no need for business transcripts. XX 8/23/18

08/24/2018: Lender responded tax transcripts meet the signature requirement for the tax returns.  Audit confirmed tax transcripts are sufficient.  Exception cleared.8/21/2018: Personal transcripts satisfy business or personal tax return signature requirements.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.99% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 789 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.70 months reserves

300931928	d279b1be-c799-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing Balance Sheet	Missing current XXXX Balance Sheet Business A.
08-22-2018 2nd Review appeal. Business A = XXXXXXXXXXXXX provided filed tax returns for XXXX. Subject closed on XX/XX/XXXX which is within acceptable time frames and provides complete P&L and Balance information. XX

08/24/2018: Lender responded the loan closed within the acceptable time frame from when tax returns were filed and P&L and balance sheet aren't required.  Audit confirmed guidelines state a P&L and balance sheet are required when the application is dated more than 90 days after the end of the business fiscal year.  The application date is within the 90 days and a balance sheet and P&L are not required.  Exception rescinded.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.99% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 789 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.70 months reserves

300931928	1d0e74ed-c799-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Business A.
08-22-2018 2nd Review appeal. Business A = XXXXXXXXXXXXX provided filed tax returns for XXXX. Subject closed on XX/XX/XXXX which is within acceptable time frames and provides complete P&L and Balance information. XX

08/24/2018: Lender responded the loan closed within the acceptable time frame from when tax returns were filed and P&L and balance sheet aren't required.  Audit confirmed guidelines state a P&L and balance sheet are required when the application is dated more than 90 days after the end of the business fiscal year.  The application date is within the 90 days and a balance sheet and P&L are not required.  Exception rescinded.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.99% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 789 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.70 months reserves

300931928	7143d1e5-f744-4302-80e1-4d20112ded91	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	8-18-18 APPEAL, providing Privacy notice given to borrower at application disclosing lender has no affiliates. /XX	08/20/2018: Lender provided FACTS sheet indicating no affiliates. Exception cleared.08/06/2018: Finding deemed non-material, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.99% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 789 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.70 months reserves

300931928	767f6d2f-c799-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in Section B despite evidence of a Credit Report in the file.  The Credit Report Fee should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided
Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.99% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 789 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.70 months reserves

300931928	4321114a-c799-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error
A Flood Cert Fee was not reflected in Section B despite evidence of a Flood Cert in the file.  The Flood Cert Fee should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided
Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.99% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 789 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.70 months reserves

300931927	49bb7975-4a96-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Balance Sheet	Missing current Balance Sheet for Schedule C Business for the co-borrower.	MB 8/10/18 Appeal: Providing balance sheet for the co-borrower's business.	08/13/2018: Lender provided Balance Sheet. Exception cleared.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 750 CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 60% Years in Field Borrower has 25 years in Field

300931927	173422f9-4696-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing YTD Profit & Loss	Missing YTD P&L Statement for Schedule C Business for the co-borrower.	MB 8/10/18 Appeal: Providing the P&L for the co-borrower's business.	08/13/2018: Lender provided P&L for co-borrower's business. Exception cleared.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 750 CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 60% Years in Field Borrower has 25 years in Field

300931927	c85715d6-e2cd-4eb9-8d84-c7c9853fb278	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	MB 8/9/18 Appeal: Providing the funding request form which shows the lender did not have any affiliates. See page 2	08/13/2018: Lender provided funding request form indicating no affiliates. Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 750 CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 60% Years in Field Borrower has 25 years in Field

300931927	c563146c-0d56-4558-9e0a-1a3e05f58f21	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
															XX 8/9/18 Appeal: Providing proof that the borrower received the initial CD on XX/XX/XXXX which is 3 days prior to closing.	08/13/2018: Lender provided verification borrower received initial CD 3 days prior to consummation. Exception cleared.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 750 CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 60% Years in Field Borrower has 25 years in Field

300931925	965e68bf-4197-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The final CD is missing from the loan file. No Cure - Missing document not provided.	8/9-Appeal: Attached please find the Final CD which was previously provided in the original file. Please rescind. XX	08/13/2018: Lender provided final CD. Exception cleared.
300931922	97bafa52-608f-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX  The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for  $XXX,XXX.XX . A cost estimator from the insurer was not provided.
08/01/2018: Audit reviewed Client's Replacement Cost Coverage Verbiage (RCCV) Matrix and 120% Replacement Cost Coverage is acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 27.28% Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with  303.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 785

300931922	6fc970b3-5d8f-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Failure to provide proof of OFAC Search	OFAC search for the borrower is missing.		08/01/2018: Lender provided credit report with OFAC search. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 27.28% Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with  303.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 785

300931921	99c80b54-8d99-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns
Per the Lender guidelines, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed XXXX return no provided.
08-09-2018 Appeal – an exception was approved for using tax transcripts in lieu of signed personal tax returns. Also please find attached signed copy of 1040x for corrected tax forms. XX
08/13/2018: Lender provided a snap shot of a condition indicating the use of tax transcripts in lieu of signed tax returns.  Audit confirmed the guidelines allow for the use of tax transcripts in lieu of signed tax returns. Exception cleared.

Reserves are higher than guideline minimum UW Guides require 8  months reserves, loan qualified with  28.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.72% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 744

300931921	efb8d0ca-e59d-47b8-a34b-3ef6947d9952	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	08-09-2018 Appeal – please see attached funding request form that shows the lender did not have any affiliates. XX	08/13/2018: Lender provided funding request form indicating no affiliates. Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 8  months reserves, loan qualified with  28.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.72% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 744

300931921	345d9ef1-c099-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Closing Disclosure document error	The LE dated XX/XX/XXXX reflects Estimated Cash to Close of XXX vs. the final CD reflects an Estimated Cash to Close of $XXX. Provided corrected CD and LOE to the borrower.	08-09-2018 Appeal – The Estimated cash to close amount $XXX was properly disclosed on the LE3 dated XX/XX/XXXX. Please see attached. XX	08/13/2018: Lender provided the re-disclosed LE that matches the calculating cash to close on the CD. Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 8  months reserves, loan qualified with  28.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.72% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 744

300931919	53799a49-0697-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns	Guidelines require a minimum of the most recent two years personal tax returns signed and dated by the customer for self employed borrowers. The tax returns in the file have not been signed and dated.	Appeal: The loan file contains two years of IRS tax transcripts which per guidelines is acceptable to use in lieu of signed personal tax returns-	08/14/2018: Client provided an updated bulletin stating tax transcripts can serve as the signature on tax returns for non-agency loans. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 783 Years Self Employed Borrower has 10 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.92%

300931919	66583858-0697-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns	Guidelines require a minimum of the most recent two years business tax returns signed and dated by the customer. The business returns in the file have not been signed and dated.
Appeal: XXXXXXXXXXXXXXXXXXXX has 100 % owner and per the guidelines all self-employed customers (including K-1 recipients) using income to qualify must provide minimum of the most recent last two years of individual federal tax returns (Signed and dated by the customer) “OR” IRS Transcripts in Lieu of Individual Federal Tax Returns (Attached is copies of XXXX and XXXX Individual IRS Transcripts). Loan file also contains XXXX P&L, and Balance Sheet, XXXX-XXXX business tax return (including K1s, and business statements) all prepared by a CPA. The letter from CPA supporting all the tax returns documents in question are attached for your review
8/21/2018: Personal transcripts satisfy business or personal tax return signature requirements.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 783 Years Self Employed Borrower has 10 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.92%

300931919	e2e558c9-e424-43cb-aa30-f5a72039bb2f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	08/11/2018: Appeal: Attached is the Funding Request form which states that the Lender has no affiliates. Therefore it is not required to provide the affiliated business disclosure.-XX 08/11/2018	08/14/2018: Lender provided funding request form indicating no affiliates. Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 783 Years Self Employed Borrower has 10 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.92%

300931919	0a242b04-0597-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Failure to provide proof of OFAC Search	Missing OFAC search
08/11/2018: Appeal: Attached please find a copy of the credit report for this borrower which details that a OFAC search was completed and returned no results. Please see page 6 and the information boxed in red on the attached.-XX 08/11/2018
08/14/2018: Lender provided verification of OFAC search. Exception cleared.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 783 Years Self Employed Borrower has 10 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.92%

300931918	c5f5585d-e3fa-4f94-816f-09f63550fa01	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the affiliated business disclosure. If the lender is not affiliated with any other businesses please provide an attestation stating such.	7-21-18 APPEAL, providing Privacy notice given to borrower at application disclosing lender has no affiliates. /XX	07/23/2018: XXXXXXXX legal confirmed no affiliates, AfBD not required. Condition cleared.
300931915	4d6e74f9-778f-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX.  The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for  $XXX,XXX.XX . A cost estimator from the insurer was not provided.
07/31/2018: Audit reviewed Client's Replacement Cost Coverage Verbiage (RCCV) Matrix and extended dwelling coverage is acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.27% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 757 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.5 months reserves

300931915	6cd2a00a-95cf-4356-ba6e-59c366be5fcd	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure
09/07/2018: Lender provided Funding Request Form reflecting correspondent lender has no affiliates. Condition cleared.07/31/2018: Lender provided Privacy disclosure however it does not reflect the loan # for this transaction. Exception remains as non-material, loan will be graded a B.Finding deemed non-material, loan will be graded a B for all agencies

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.27% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 757 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.5 months reserves

300931915	0ec91ea7-778f-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Failure to provide proof of OFAC Search	Missing OFAC search for the borrower.		07/31/2018: Lender provided evidence OFAC check clear. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.27% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 757 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.5 months reserves

300931912	ad048c82-abb4-49cf-8d26-cdc530acc865	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies
300931907	091e5bcf-72cd-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Missing appraisal	Missing required field review
12/15/2018: Audit acknowledges the client approved guideline exception for required appraisal field review for non arms length transaction outside of guidelines. Loan will be rated a B.10/11/2018: Lender exception provided.

FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 807 Years in Field Borrower has 13 years in Field   Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 68.6 months reserves

300931906	3ce01f4d-8899-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	DTI Exceeds Guidelines
DTI will exceed guidelines if exclusion of notes payable < 1 year is calculated as shown on the business tax returns.  File indicates an exception was made however the lender exception was not present in file.

12/15/2018: Audit acknowledges the client approved guideline exception for exclusion of note payable <1 year.  Outside of guidelines. Loan will be rated a B.08/13/2018: Received exception allowing exclusion of note payable < 1 year.  Condition cleared.  Loan will be rated a B.

Years Self Employed Borrower has 21 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 781 CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80%

300931906	57558c1d-8c99-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing Balance Sheet	Missing current Balance Sheet
08/13/2018: File contains X business returns and K-1s. No documentation was provided to confirm the XXXX business or personal returns have been filed therefore the XXXX business returns were used as a P&L and balance sheet. Please see pages 4 and 5 of the XXXX business return.

08/15/2018: Lender responded the 2017 business returns were used as P&L and balance sheet.  Audit confirmed the guidelines state when there is a 24 month history of self-employment on the individual tax returns a P&L and balance sheet are required if the application is dated greater than 90 days after the end of the business fiscal year. The application date is within 90 days; therefore, a P&L and balance sheet are not required.  Exception rescinded.

Years Self Employed Borrower has 21 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 781 CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80%

300931906	ab606c46-8c99-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing YTD Profit & Loss	Missing YTD P&L statement
08/13/2018: File contains X business returns and K-1s. No documentation was provided to confirm the XXXX business or personal returns have been filed therefore the XXXX business returns were used as a P&L and balance sheet. Please see pages 4 and 5 of the XXXX business return.

08/15/2018: Lender responded the XXXX business returns were used as P&L and balance sheet.  Audit confirmed the guidelines state when there is a 24 month history of self-employment on the individual tax returns a P&L and balance sheet are required if the application is dated greater than 90 days after the end of the business fiscal year. The application date is within 90 days; therefore, a P&L and balance sheet are not required.  Exception rescinded.

Years Self Employed Borrower has 21 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 781 CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80%

300931906	c065fa45-76ce-4db4-9803-d390a8b16049	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided within 3 business days of application date.
09/19/2018: Please see attached08/13/2018: Question 9 on page 2 of 3 on the Funding Request From indicated "Yes" as to whether or not the Lender has any Affiliated Business Relationships. All Affiliated Business are disclosed by the on there disclosure statement on page 1122 of the original loan file. The affiliates were not listed on the XXXXX form due to the sheer number. However the fact remains that the affiliates were disclosed to the borrower. Requesting A

09/20/2018: Lender provided affiliated business disclosure dated within 3 days of application.  Exception cleared.08/15/2018: The affiliated business disclosure was in the loan file; however, it was not dated within 3 days of the loan application.  Exception remains as a non material finding, loan will be graded a B for all agencies.08/13/2018:  Received funding request form which reflects no affiliates.  However, page 1122 of original loan file reflects affiliates.  Finding remains a B rating.Finding deemed non-material, loan will be graded a B for all agencies

Years Self Employed Borrower has 21 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 781 CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80%

300931906	cad747fb-62f6-4b82-a249-56602692d2c2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application.	09/19/2018: Please see attached	09/20/2018: Lender provided Homeownership Counseling Disclosure. Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies
Years Self Employed Borrower has 21 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 781 CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80%

300931906	badd7e93-8b99-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report fee and Flood cert fee was not reflected in section B of the funding Closing Disclosure despite evidence of a Credit Report and flood cert in the file. Both fees should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Years Self Employed Borrower has 21 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 781 CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80%

300931900	73ba4e87-0494-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX  The loan amount is $X,XXX,XXX which leaves a shortage of hazard insurance coverage for  $XXX,XXX . A cost estimator from the insurer was not provided.
08/09/2018: Appeal: HOI policy states that the policy includes 100% Replacement Coverage, therefore does not require an cost estimator to be provided.- XX XX/XX/XXXX
08/13/2018: Audit reviewed Client's Replacement Cost Coverage Verbiage (RCCV) Matrix is acceptable.  Exception cleared.08/01/2018: Audit reviewed Client's Replacement Cost Coverage Verbiage (RCCV) Matrix is acceptable. Condition cleared.

FICO is higher than guideline minimum : UW Guides require FICO of 740, loan qualified with FICO of 761 Years on Job Borrower has 12.11 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of

300931900	5b14c98f-f693-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Failure to provide proof of OFAC Search	Missing proof of OFAC Search
8/1/18 - Appeal: Attached please find a copy of the credit report for this borrower which details that a OFAC search was completed and returned no results. Please see page 5 and the information boxed in red on the attached. XX
08/02/2018: Lender provided credit report which included OFAC search. Exception cleared.
FICO is higher than guideline minimum : UW Guides require FICO of 740, loan qualified with FICO of 761 Years on Job Borrower has 12.11 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of

300931900	cf613b48-55db-491f-81f4-928397b0a828	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
Final Inspection on CD dated XX/XX/XXXX is $XXX.XX. LE dated XX/XX/XXXX does not include this fee for $XXX.XX.   This fee is in a 0% tolerance section. Lender tolerance cure of $XXX.XX is required.   Provide corrected CD, letter of explanation, refund fee tolerance, proof of delivery and re-open rescission, if applicable.

8-27-18 2nd Appeal: Please see invoice for re-inspection. Cost to borrower was disclosed when the service had been rendered.- XX 8-23-18 Appeal: Please see attached series of CD's. Initial CD was generated on XX/XX/XXXX (noted typo on issue date on page 1) and received by the borrower on the same day (see date and time stamp that matches tracking log). Invoice for final inspection received on XX/XX/XXXX and revised CD with CIC sent to borrower on XX/XX/XXXX (same issue with issue date but date and time stamp at bottom matches tracking). Final CD signed on XX/XX/XXXX.- XX

08/27/2018: Lender provided Invoice for Inspection that indicates the inspection was performed on XX/XX/XXXX, the fee was disclosed to the borrower on XX/XX/XXXX, exception cleared.08/27/2018: Lender provided response " Please see attached series of CD's. Initial CD was generated on XX/XX/XXXX (noted typo on issue date on page 1) and received by the borrower on the same day (see date and time stamp that matches tracking log). Invoice for final inspection received on XX/XX/XXXX and revised CD with CIC sent to borrower on XX/XX/XXXX (same issue with issue date but date and time stamp at bottom matches tracking). Final CD signed on XX/XX/XXXX", however; Appraisal was completed (Subject to Completion) on XX/XX/XXXX and was not disclosed on LE dated XX/XX/XXXX. Exception remains.

FICO is higher than guideline minimum : UW Guides require FICO of 740, loan qualified with FICO of 761 Years on Job Borrower has 12.11 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of

301027276	d870522d-de02-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Failure to Verify Housing History	Lender guidelines require 24 months mortgage history, exception provided for only verifying 22 months mortgage history		12/13/2018: Lender exception in file allowing for less than 24 months housing history.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 40.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.04% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 735

301027276	56b5eddd-dc02-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Missing Balance Sheet	Lender guidelines require a signed and dated YTD balance sheet, exception provided for missing signed and dated YTD balance sheet		12/13/2018: Lender exception in file allowing for a missing Balance Sheet.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 40.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.04% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 735

300931895	9fe48320-0a9c-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns	Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided.		08/14/2018: Client provided an updated bulletin stating tax transcripts can serve as the signature on tax returns for non-agency loans. Condition cleared.
Years Self Employed Borrower has 8 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.30% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 759

300931895	fef80e2d-0a9c-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided.

08/16/2018: Client provided interpretation of bulletin which allows personal transcript to serve as validation in lieu of a signature.08/14/2018:  Client provided an updated bulletin stating tax transcripts can serve as the signature on tax returns for non-agency loans.  Business transcripts not provided (partnership).  Condition remains.

Years Self Employed Borrower has 8 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.30% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 759

300931895	86a20cc4-49f1-45ec-9f7c-9f64cda7a8ea	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	08/13/2018: APPEAL: See attached Funding Request Form, the XXX has no affiliates. Thx. XX XX/XX/XXXX	08/15/2018: Lender provided funding request form indicating no affiliates. Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies
Years Self Employed Borrower has 8 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.30% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 759

300931895	427fa3e5-079c-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee were not reflected in Section B despite evidence of a Flood Cert in the file.  The Flood Cert Fee should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided
Non-material per SFIG guidance, loan will be graded a B for all agencies
Years Self Employed Borrower has 8 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.30% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 759

300931895	9b900f8a-3d0d-46d8-acd2-437791d4849c	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower.	10/2/18 See attached E consent. XX	10/03/2018: Lender provided E Consent. Exception cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies
Years Self Employed Borrower has 8 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.30% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 759

300931894	fa6af1ff-b786-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns
Per Lender guidelines, self-employed borrowers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years.  Signed returns not provided.

12/5/2018: Client provided 1/23/2018 bulletin allowing transcripts in lieu of signed returns. Condition Cleared.  08/01/2018: Audit acknowledges the client approved guideline for non-QM exception for tax transcripts in lieu of signed business tax returns outside of guidelines. Loan will be rated a B.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.66% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 37.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777

300931894	c0a7be4b-4b37-4046-a879-73b46949332b	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.66% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 37.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777

300931894	d88c7fe0-8954-4771-96b5-8cdffa7be5a6	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	8/8/18 Appeal- see attached FACTA. XX	08/10/2018: Lender provided FACTA. Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.66% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 37.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777

300931894	43c678a7-8516-4c7a-af05-fffc509e844b	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Missing HUD Homeownership Organization Counseling Disclosure	8/8/18 Appeal- see attached HOC list	08/10/2018: Lender provided Homeownership Counseling Disclosure. Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.66% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 37.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777

300931894	1a2d714f-9d6e-48fc-8b13-ddf447de4207	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing from the file. No Cure - Missing document not provided.	8/8/18 Appeal- see attached WSPL. XX	08/10/2018: Lender provided WLSP. Exception cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.66% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 37.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777

300931892	e1161204-b496-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for property #1 and #2 on the final application not provided.
08-13-2018 Appeal – please attached evidence of REO debt that was included in the loan file. REO 1 and 2 have escrowed mortgage statements. Tax and insurance information can also be found on the schedule E’s. The borrower also included a statement regarding HOAs. XX

08/15/2018: Lender provided mortgage statement for property #2 which reflects escrows for taxes and insurance and provided verification of HOA fees for property #2.  The mortgage in the loan file for property #1 reflects taxes and insurance were included in mortgage.  Exception cleared.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 76.50% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 40.20 months reserves

301027272	7b2c7eda-5010-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	01/12/2019: Funding Request Form	01/12/2019: Lender provided the Funding Request Form with evidence of Rate Lock Date, exception cleared.
Years in Field Borrower has been in the field 23 years Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 13.2 months reserves Disposable Income is higher than guideline minimum UW guides require $0.00 disposable income, loan qualified with $XXXXX.XX disposable income

301027272	38907ce8-5010-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Years in Field Borrower has been in the field 23 years Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 13.2 months reserves Disposable Income is higher than guideline minimum UW guides require $0.00 disposable income, loan qualified with $XXXXX.XX disposable income

300931888	19a9d0e2-1b8c-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	K-1 income documentation in file reflects a decline in borrower's income. Borrower explanation was not provided.	7/30/18 Appeal: The decline in income was minimal and an LOX is not required per the guidelines.	08/01/2018: Audit reviewed Lender's rebuttal and original loan file. Retained earnings went from $X in XXXX to $XXX,XXX in XXXX. This explains the decrease in K-1 distribution. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 802 Years Self Employed Borrower has been self employed for 9.17 years Reserves are higher than guideline minimum UW Guides require 16 months reserves, loan qualified with 23.70 months reserves

300931888	b299e333-1b8c-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation
Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and verification of the down payment for a purchase.  The loan file is missing most recent IRA statement from financial institution reflected in paragraph 2 of the borrower’s LOE (700) dated XX/XX/XXXX.  The loan file is missing the most recent 401K statement from 401K.  Statement in file is dated XX/XX/XXXX.  A printout was provided reflecting a balance however document is not dated.

XX 8/8/18 Appeal: The 401k statement for the XXXXXXX is the XXXXXXXX statement, see the bottom of page 1. The XXXXXXX statement is not dated however it was not required in order to qualify the borrower. The required assets was $XXX,XXX.XX and without the XXXXXXX account the borrower had available funds of $XXX,XXX 7/30/18 Appeal: Providing the 4th quarter statement for both the XXXXXXXXXX statement which is referenced in paragraph 2 of the borrower's LOE and the 4th quarter statement of the 401k account. If this does not satisfy the exception please be specific as to what account you are asking for.

08/10/2018: Lender responded the 401k statement for the city of XXXXXXXX is the XXXXXXX statement and XXXXXX was not needed.  Audit confirmed the XXXXXXXXXX is the XXXXXXX statement and XXXXXX was not needed.  Exception cleared.08/01/2018:  Audit reviewed documents provided and original loan file.  401K statement with XXXXXX provided.  401K statement with XXXXXXXXX provided.  However, per LOE, page 700, XXXXXXXX was transferred to XXXXXXX.  Please provide XXXXXXXX reflecting funds transferred.  Recent XXXXXXX statement required since printout in file is not dated.  Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 802 Years Self Employed Borrower has been self employed for 9.17 years Reserves are higher than guideline minimum UW Guides require 16 months reserves, loan qualified with 23.70 months reserves

300931888	54327225-5d62-4fda-9eab-da48c90138a1	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Affiliated Business Disclosure not provided.		08/03/2018: Received evidence lender has no affiliates. Condition cleared. Finding deemed non-material, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 802 Years Self Employed Borrower has been self employed for 9.17 years Reserves are higher than guideline minimum UW Guides require 16 months reserves, loan qualified with 23.70 months reserves

300931888	a1c74444-5822-445b-b728-2fc74ff3915c	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Certification was not reflected in section B of the Closing Disclosure despite evidence of a credit report and flood cert in the file. The Credit Report Fee and the Flood Certification Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 802 Years Self Employed Borrower has been self employed for 9.17 years Reserves are higher than guideline minimum UW Guides require 16 months reserves, loan qualified with 23.70 months reserves

300931885	eca5d7c0-53c6-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Improper Calculation of Income	The lender calculated the borrower's income using XXXX income and only a 12 month average.		12/15/2018: Audit acknowledges the client approved guideline exception for income calculation outside of guidelines. Loan will be rated a B.10/02/2018: Lender exception provided.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.49% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 764 CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 70.00%

300931885	6988e829-8014-4513-8469-6bbd92bbea61	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure
8/2/18 Appeal: Please see section 9 of the attached Funding Request Form, which states that the XXXXXX (XXXXXXXXXXX) does not have any affiliated business relationships, and thus an Affiliated Business Disclosure is not required. XX
08/03/2018: Lender provided request form indicating no affiliates. Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.49% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 764 CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 70.00%

300931884	bfbe721d-5143-4d84-a090-8f0b26662414	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	08-02-2018 Appeal – Please see attached funding request form that the correspondent stated they do not have any affiliates. XX	08/03/2018: Lender provided funding request form indicating no affiliates. Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies
300931883	713c1846-a1fa-4045-b852-d08d560eab48	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	07/23/2018: Please se the attached Affiliated Business Disclosure.	07/23/2018: XXXXX legal confirmed no affiliates, AfBD not required. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 47.80 months reserves Years in Field Borrower has 22 years in Field

300931883	ee19cfb9-78bc-44ac-bf05-789a234ceb06	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure	07/22/2018: Please see the attached which shows the HUD Homeownership Organization Counselling Disclosure was sent to the borrower on XX/XX/XXXX.	07/25/2018: Lender provided verification of HUD Homeownership Organization Counseling Disclosure. Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 47.80 months reserves Years in Field Borrower has 22 years in Field

300931883	d8f37ba6-1a85-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in Section B despite evidence of a Credit Report and Flood Cert in the file.  The Credit Report Fee and Flood Cert Fee should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided
Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 47.80 months reserves Years in Field Borrower has 22 years in Field

300931881	d4d5e93b-dd89-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Assets are not sourced/seasoned	Asset documentation for two of the borrowers' investment accounts are expired. Most recent account statements must be provided.
09/13/2018: Please see attached guidelines which state that you can take 100% of the assets. The guidelines vendor is referring to appear to by an Agency overlay. These are Non-Agency loans.09/12/2018: Earnest Money Deposit of $XX,XXX should not be deducted from borrower's total verified funds of $XXX,XXX.XX The earnest money deposit was debited from the borrower's bank account on XX/XX/XXXX.

09/14/2018: Lender provided Non Agency guidelines allowing 100% use of retirement accounts.  Exception cleared.09/13/2018: Audit calculation of assets is $XX,XXX.XX checking account, $XXX,XXX.XX (401k at 60% of $XXX,XXX.XX for reserves per guideline), $XXX,XXX.XX (IRA at 60% of $XXX,XXX.XX for reserves per guideline), $XXX,XXX.XX (at 70% of investment for reserves per guideline), $XX,XXX.XX ($XX,XXX.XX - $XX,XXX.XX loan = $XX,XXX.XX at 60% for reserves per guideline) and EMD of $XX,XXX for total verified assets of $XXX,XXX.XX.  The total verified assets - $XXX,XXX.XX cash to close, - $XXX,XXX.XX months reserves for subject property - $XX,XXX EMD that was included in total audit asset calculation = -$XX,XXX.XX shortage for reserves requirements. Exception remains. 07/31/2018: Audit removed the 2 asset accounts that were expired, one for $XX,XXX.XX and the other for $XXX.XX. Total assets verified is now $XXX,XXX.XX minus $XX,XXX earnest money deposit = $XXX,XXX.XX less funds to close of $XXX,XXX.XX and minus 12 months reserves totaling $XXX,XXX.XX = (-$XX,XXX.XX). Short $XX,XXX.XX for reserves. Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 732 CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80% Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income

300931881	7ec6c8d1-da89-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of taxes & insurance for property #2 on the final application not provided.
Property #2 is identified as Land on the 1003. Attached is a copy of the tax statement for XXXX-XXXX8 showing taxes of $XXX.XX, and the HOA statement showing HOA fee of $XXX.XX. Total taxes and HOA = $X,XXX.XX/12 = $XXX.XX, rounded to $XXX, which was included in the DTI calculation.
07/26/2018: Audit reviewed lender response and documentation provided. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 732 CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80% Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income

300931881	da7bc614-62d1-4e08-9be2-2738147ffb0d	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 732 CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80% Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income

300931880	544a9330-22d0-4d6e-b2a8-60115793e601	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood certificate in the file. The Flood Certification Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300931880	ec0c237a-ae27-4284-9462-9b301d7cf9ba	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure.	10/2/18 Appeal- see attached E Consent form. XX	10/03/2018: Lender provided E Consent. Exception cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies
300931878	3a4be509-d1c0-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Failure to obtain Lease Agreements	The current lease agreements for all rental properties were not provided.		09/25/2018: Audit acknowledges the client approved guideline exception for missing lease agreements outside of guidelines. Loan will be rated a B.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798 DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 29.01%

300931877	7572cd94-5f99-49b6-941d-aa2b5ba06754	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	The required AFBD is missing from the loan file.	8/7/18 - Appeal: See attached copy of the Affiliated Business Disclosure. XX	08/10/2018: Lender provided affiliated business disclosure. Exception cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies.
300931877	89ca1f28-4442-4b61-9502-8fda4cafcd2a	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error	Final CD Section H: the Home Warranty fee is missing the required verbiage "optional".		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300931873	71d70d02-7760-4d67-a308-88baea6fb397	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B: A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300931871	4f3be978-398c-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certificate Fee was not reflected in section B of the Closing Disclosure despite evidence of a Flood Certificate in the file. The Flood Certification Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300931868	26f6afb7-c295-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for property #2 on the final application not provided. The mortgage statement provided reflects escrows as Taxes and or Insurance.	08/13/2018 Appeal: Tax & insurance information is attached. -XX	08/15/2018: Lender provided taxes and insurance. Exception cleared.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 787 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  14.80 months reserves Years Self Employed Borrower has 6 years Self Employed

300931868	d5c8fa6e-215c-4411-82a9-14bd49f45aa2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	09/05/2018-Appeal: Please find the attached the Funding Request Form indicating on page 2 that the lender has no affiliates. XX	09/06/2018: Lender provided funding request form indicating no affiliates. Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 787 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  14.80 months reserves Years Self Employed Borrower has 6 years Self Employed

300931860	a2657cec-4aec-48f9-b9a5-329638023542	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B: A Credit Report fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
															09/27/2018: Please see attached	09/28/2018: Lender provided attestation. Exception cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies
301027268	9faf66e9-1212-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Loan closed using incorrect loan purpose	The loan is a cash out refinance. The loan closed as a rate-term refinance.
01/14/2019: The attached Final 1008 indicates the subject loan closed as a Limited Cash-Out Refinance transaction. XXXXXX Overlay, also attached, indicates on page 4 and 5 for Non-Agency Loans that the lesser of 1% of $XXXX incidental cash maybe received back by the borrower. The borrower received $XXXX.XX

01/14/2019: Lender provided final 1008 and guidelines verifying cash out for Rate and Term is lesser of 1% or $XXXX.XX and response "The attached Final 1008 indicates the subject loan closed as a Limited Cash-Out Refinance transaction. XXXXX Overlay, also attached, indicates on page 4 and 5 for Non-Agency Loans that the lesser of 1% of $XXXX incidental cash maybe received back by the borrower. The borrower received $XXXX.XX". Exception rescinded.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 69.20% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.12% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  106 months reserves

301027268	54c9d1ef-b4bb-4c5a-8a82-d70129829cb9	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.
02/05/2019: Received evidence Borrowers were provided the Affiliated Business Disclosure within 3 days of application date.  Condition cleared.01/06/2019:  Finding deemed non-material, loan will be graded a B for all agencies.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 69.20% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.12% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  106 months reserves

301027268	956b2d57-aa12-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure.
02/05/2019:  Received evidence Borrower was provided with the HUD Homeownership Counseling Disclosure within 3 days of application date.  Condition cleared.01/06/2019:  Finding deemed non-material, loan will be graded a B for all agencies.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 69.20% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.12% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  106 months reserves

301027268	ae087680-2dae-4bd7-b71b-0c30eca599d3	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file. No Cure - Missing document not provided.	01/14/2019:Please see the attach which indicates the WLSP was sent on XX/XX/XXXX..
02/05/2019:  Received evidence Borrower was provided the WLSP within 3 days of application date.  Condition cleared.01/14/2019: Lender provided screen print which verifies WLSP was sent out in initial package, however; the actual WLSP form with providers listed is required. Exception remains downgraded.Non-material per SFIG guidance, loan will be graded a B for all agencies.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 69.20% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.12% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  106 months reserves

300931850	4cdd2b42-c589-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for  $XXX,XXX.  A cost estimator from the insurer was not provided.
07/26/2018: Audit reviewed Client's Replacement Cost Coverage Verbiage (RCCV) Matrix and increased replacement cost on dwelling is acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  9 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 752 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 31 months payment history with no late payments reported

300931850	01c7dc24-4490-427b-a6c5-120e3f0c5a2f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Initial Escrow Account Disclosure	Missing initial Escrow Account Disclosure	10/08/2018: Please see attached	10/09/2018: Lender provided Initial Escrow Disclosure. Exception cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  9 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 752 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 31 months payment history with no late payments reported

300931850	f17b4e10-c789-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Mortgage Rider	Missing PUD Rider.		07/26/2018: Lender provided PUD Rider. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  9 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 752 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 31 months payment history with no late payments reported

300931845	6d6a0c4b-a8a1-e811-9539-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.
															08/23/2018 - Appeal: See attached VOE's for all borrower owned businesses. XX	08/26/2018: Lender provided verification of self-employment. Exception cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.16% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 809 Years Self Employed Borrower has 16 years Self Employed

300931845	9e9f01fc-7396-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX  The loan amount is $X,XXX,XXX.XX which leaves a shortage of hazard insurance coverage for  $XXX,XXX.XX. A cost estimator from the insurer was not provided.
08/01/2018: Audit reviewed Client's Replacement Cost Coverage Verbiage (RCCV) Matrix is acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.16% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 809 Years Self Employed Borrower has 16 years Self Employed

300931845	5912b6c3-3bf9-4b5b-a888-da792582f0a4	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
															09/27/2018: Please see attached	09/28/2018: Lender provided attestation. Exception cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.16% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 809 Years Self Employed Borrower has 16 years Self Employed

300931845	d77fe4ad-7396-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error
A Flood Certification Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood certificate in the file. The Flood Certification Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.16% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 809 Years Self Employed Borrower has 16 years Self Employed

300931841	7c7ff7e2-6356-4fab-a224-0756def92a4c	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		08/07/2018: Lender provided Funding Request Form reflecting correspondent lender has no affiliates. Condition cleared.Finding deemed non-material, loan will be graded a B for all agencies
300931841	5b49776a-cdc6-4a84-8a27-c0937e471ead	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.	09/10/2018 - Appeal - Providing proof the initial escrow disclosure was sent to the borrower. XX	09/11/2018: Lender provided disclosure tracking verifying Initial Escrow was sent. Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies
300931838	1185977f-081c-4b8b-b956-b689f6882be4	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	08/03/2018: Appeal: Please see attached Funding Request form page 4 # 18: No business affiliate. XX	08/06/2018: Lender provided funding request form indicating no affiliates. Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies
300931838	5c93a5c8-368d-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report and Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a Credit report and flood cert in the file.  The Credit Report and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300931835	c3d7daa6-da8a-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX . A cost estimator from the insurer was not provided.

08/02/2018: Hazard insurance coverage sufficient to cover Total Estimate of Cost-New.  Condition cleared per client.08/01/2018: Audit reviewed lender response however a cost estimator from the insurer or acceptable Replacement Cost Coverage Verbiage per client matrix required. Condition remains.

Years in Field Borrower has 10 years in Field   FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 730 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 89.8 months reserves

300931835	dc4245a7-6fcd-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Insufficient credit history	Credit history does not meet guidelines
12/15/2018: Audit acknowledges the client approved guideline exception for credit history (1x30 day late mortgage payment) outside of guidelines. Loan will be rated a B.10/11/2018: Lender exception provided.

Years in Field Borrower has 10 years in Field   FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 730 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 89.8 months reserves

300931835	f742fd12-e88d-4d28-b258-c43593fc0837	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies
Years in Field Borrower has 10 years in Field   FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 730 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 89.8 months reserves

300931833	ae67d22d-6f9a-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing YTD Profit & Loss	Missing XXXX and XXXX YTD P&L Statement for Business A from XXXX tax return.
08/27/2018: APPEAL: Tax returns for XXXX are present in the file, loan closed XX/XX/XXXX which is within acceptable time frames and provides complete P&L and Balance Info. Please clear, Thx, XX 8/27/188/20/18 - Please see balance sheets attached. XX

08/27/2018: Lender provided response "Tax returns for XXXX are present in the file, loan closed XX/XX/XXXX which is within acceptable time frames and provides complete P&L and Balance Info;. Verified. Exception Rescinded.08/23/2018: Lender provided balance sheets; however, did not provide P&L.  Exception remains.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 147.10 months reserves

300931833	9b854c0d-c9b4-43ea-95df-5dfd538e7ec4	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.
Appeal: See attached Funding Request Form which supports that the TPO had no affiliates. Please clear, XX 8/27/188/23/18-Appeal: Per the attached document from the XXXXXXXXXXXXXXXXX, XXXXXXXXXXXXXX. has several subsidiaries, two of which are XXXXXXXXXXXXXXXXXXX and XXXXXXXXXXXXXXXXX. The disclosure was provided due to the relationship of XXXXXXXXXXXXXXXX and XXXXXXXXXXXXXXXXXXXX to XXXXXXXXXXXXXXXXX, since they are both subsidiaries of this company and because of XXXXXXXXXXXXXXXX relationship to their parent company, XXXXXXXXXXXXXXXXXX. XX8/21/18 - Please find the ABA Disclosure attached for this loan. XX

08/27/2018: Lender provided funding request form indicating no affiliates. Exception cleared.08/26/2018: Lender provided a list of companies that are affiliates and previously provided an ABA; however, the ABA previously provided was not for this subject transaction.  Exception remains as a non material finding, loan will be graded a B for all agencies.08/23/2018: Lender provided an ABA; however, it was not for the lender on the loan.  Exception remains.Finding deemed non-material, loan will be graded a B for all agencies

CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 147.10 months reserves

300931833	89373695-97f3-4ef2-bceb-d46861850808	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies
CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 147.10 months reserves

300931832	bcddbbf3-363b-4b7a-87cb-c03bb067a114	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	8/31/18 Appeal: Please see attachment which states lender had no Affiliates- Affiliated Business Disclosure not required. - XX	09/04/2018: Lender provided FACTS sheet indicating no affiliates. Exception cleared. Finding deemed non-material, loan will be graded a B for all agencies
300931830	4af43d53-5352-48aa-8059-01607dad2180	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		08/07/2018: Lender provided Funding Request Form reflecting correspondent lender has no affiliates. Condition cleared.Finding deemed non-material, loan will be graded a B for all agencies
300931830	5cf02070-3685-4ee2-b666-6709a61d3836	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
Non-material per SFIG guidance, loan will be graded a B for all agencies
300931830	f250a416-8b8e-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Closing Disclosure document error	The Home Warranty fee listed in section H of the final Closing Disclosure does not reflect the fee as "Optional." Provide corrected CD and LOE to the Borrower.	07/25/2018: Home Warranty fee was paid by the seller and was listed in the purchase contract. Does not need to be labeled as optional
07/26/2018: Lender responded the Home Warranty fee was part of the purchase contract and was not optional.  Audit confirmed the home warranty fee was part of the purchase contract.  Exception cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies

300931829	ac90edde-4820-4afb-b2fe-fdbf0822edcb	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the final Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the final Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300931829	476a4665-218c-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The loan file is missing the Closing Disclosure with final figure as disclosed on the final ALTA Settlement Statement. Additional conditions may apply.	7/25/18 - Appeal. Please see attached Final CD and Final ALTA. (XX)	07/30/2018: Lender provided Final CD and final ALTA. Exception cleared.
300931829	6751f1f7-9253-4b50-86e6-43c087e17e9f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically.	10/03/2018: Please see attached	10/04/2018: Lender provided E Consent. Exception cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies
301027266	ec4d6101-9b81-4ebc-b2cf-8a3a1e0be133	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	01/16/19 - Please find the attached Affiliated Business Disclosure from page 1007 of the file submitted and contained in the Scanned Documents folder. XX	01/17/2019: Client provided the Funding Request form evidencing no affiliated businesses. Exception cleared.01/03/2019: Finding deemed non-material, loan will be graded a B for all agencies
300931825	e764b25c-6147-4518-bb64-85290cf2b69b	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	9/4/18-Appeal: Please find the attached the Funding Request Form indicating on page 2 that the lender has no affiliates. XX	09/05/2018: Lender provided Funding Request Form indicating no affiliates. Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies
300931821	67abeece-35d9-42d9-a6bb-978dec91fcbe	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the affiliated business disclosure. If the lender is not affiliated with any other businesses please provide an attestation stating such.
7/19/18 Appeal: Please see section 9 of the attached Funding Request Form, which states that the TPO lender (XXXXXXXXXXXXXXXXXXXXX) does not have any affiliated business relationships, and thus an Affiliated Business Disclosure is not required. XX
07/23/2018: XXXXXXXXX legal confirmed no affiliates, AfBD not required. Condition cleared.
300931821	bad0ad2b-022c-4b0a-b5bd-a4afe8e49363	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification fee was not reflected in section B of the Loan Estimate despite evidence of a Flood Certificate in the file. Flood Certification fee Report should be disclosed in section B of the Loan Estimate or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300931820	1cfc8d91-0a24-4b94-a5e9-715dc2494c3f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file.	8/2/18 Appeal- see attached funding request. XXX	08/03/2018: Lender provided funding request form indicating no affiliates. Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies
300931820	6dbfa7b0-07ae-4dcb-8d15-c6de725abdcc	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	The HUD Homeownership Counseling Disclosure is missing from the file.	8/2/18 Appeal- see attached funding request. XXX
09/07/2018: Lender provided disclosure tracker verifying homeownership counselors disclosure verified within 3 days of application. Exception cleared. Finding deemed non-material, loan will be graded a B for all agencies.

300931820	b61db856-3c85-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report fee and Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report and flood cert in the file. The Credit Report fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Finding deemed non-material, loan will be graded a B for all agencies.
300931820	d38aa4c4-9074-4b5e-b897-40a7b3d6b13c	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. Unable to determine Lenders calculation of taxes, insurance and HOA to equate to $X,XXX.XX.  Lenders final approval (1008) equals $X,XXX.XX.  (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.

9/6/18: Appeal: Please see attached Tax Record Information Sheet. The lender is unable to certify taxes and used the 6 months tax amount due for XX/XXXX twice and divided by 12 to arrive at a monthly real property tax amount of $X,XXX.XX ($XX,XXX.XX x2=XX,XXX.XX/12 = $X,XXX.XX) + HOA $XXX + Hazard ins $XXX.XX (rounded) = $X,XXX.XX. XX
09/07/2018: Lender provided verification of tax calculation. Exception cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies.
300931820	7f1e69b7-3c85-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Closing Disclosure document error	The Estimated Taxes, Insurance & Assessments section on Closing Disclosures is missing the explanation HOA for the field Other. Outside of scope.
9/6/18: Appeal: Please see attached Tax Record Information Sheet. The lender is unable to certify taxes and used the 6 months tax amount due for XX/XXXX twice and divided by 12 to arrive at a monthly real property tax amount of $XX,XXX.XX ($XX,XXX.XX x2=XX,XXX.XX/12 = $X,XXX.XX) + HOA $XXX + Hazard ins $XXX.XX (rounded) = $X,XXX.XX. Per the Note, the loan closed on XX/XX/XXXX with the 1st payment due onXX/XX/XXXX. From XX/XX/XXXX to XX/XX/XXXX 11 payments will be made. In cases where the consumer will be making 11 payments over year 1 It is permissible to use the 11 month total or $XX,XXX.XX. XX
09/07/2018: This is out of scope of per SFIG. Exception rescinded.Non-material per SFIG guidance, loan will be graded a B for all agencies.
300931817	e3b9ca73-1fc1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Failure to Verify Employment	Two years continuous employment was not verified for the co-borrower as required per guidelines.		12/15/2018: Audit acknowledges the client approved guideline exception for employment history for the co-borrower outside of guidelines. Loan will be rated a B.9/26/2018: Lender exception provided.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 771 Years on Job Borrower has 13 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.58%

300931817	f6173626-9f8f-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the final Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the final Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
07/24/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 771 Years on Job Borrower has 13 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.58%

301027264	c5423629-d951-4071-be8d-7eb0462ab0cf	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee were not reflected in Section B despite evidence of a Flood Cert Fee in the file.  The Flood Cert Fee should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided
01/31/2019: Lender provided attestation they do not charge borrowers a flood cert fee. Condition cleared.01/04/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies
300931816	2d211ac4-f403-42ee-8dcd-8d3565cc5980	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	8/21/18 Appeal: The attachment states there are no affiliates. No Affiliated Business Disclosure is required. - XX	08/22/2018: Lender provided a FACTS sheet that reflects lender does not have any affiliates. Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies
Years on Job Borrower has 15 years on job FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 763 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  49.4 months reserves

300931816	a92ec4c8-fe3b-4e6b-83f5-e625da74fa45	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Missing HUD Homeownership Organization Counseling Disclosure	09/20/2018: Please see attached	09/21/2018: Lender provided Homeownership counseling disclosure. Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies
Years on Job Borrower has 15 years on job FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 763 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  49.4 months reserves

300931816	99e3f1a9-4511-49e4-abdd-d1c36e1d7d71	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the hazard insurance vs. the actual amount of $XXX.XX.  (NOT IN ESCROW)

09/07/2018: Appeal: The final Closing Disclosure will only indicate the Estimated Taxes, Insurance and Assessments cost of the subject property totaling $X,XXX.XX. The difference of $XX is coverage cost extended to the rental property at XXXXXXXXXXXXXX. Please see attached supporting documentation- XX 09/07/201809/04/2018: Appeal: Please see attached supporting document which indicates that the Lender used premium $X,XXX.XX/12= $XXX.XX which matches the CD- XX 09/04/2018

09/10/2018: Lender provided evidence of insurance premium. Exception cleared.09/05/2018: Lender responded that they used premium $XXX.XX monthly.  The monthly insurance premium of $XXX.XX added to the monthly taxes of $X,XXX.XX results in a total estimated taxes and insurance of $X,XXX.XX.  The CD reflects an estimated taxes, insurance & assessments as $X,XXX.XX.  Exception remains.Non-material per SFIG guidance, loan will be graded a B for all agencies

Years on Job Borrower has 15 years on job FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 763 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  49.4 months reserves

300931816	3dfcd53b-baa0-4382-9f37-d74484d33271	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing E-Consent disclosure	08/21/18 Appeal: The E-Consent is attached. - XX	08/22/2018: Lender provided e-consent. Exception cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies
Years on Job Borrower has 15 years on job FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 763 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  49.4 months reserves

300931813	1eefac23-718b-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
															09/21/2018: Please see attached	09/24/2018: Lender provided attestation. Exception cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies.
300931812	ec3ea196-a499-4ee3-a2e9-a79d5d050bae	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and when factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.

08/21/18 Appeal: Please see the attached letters documenting the borrowers’ receipt of the XX/XX/XXXX  Closing Disclosure on XX/XX/XXXX , which is at least 3 specific business days prior to the XX/XX/XXXX  closing date. XX
08/22/2018: Lender provided verification the borrower received initial CD 3 days prior to consummation. Exception cleared.
300931812	4e3448a1-ad8e-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300931811	2c741258-c68a-42a4-a0d2-b217f5196450	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	8-2-18 APPEAL, Providing funding request which shows the lender has no affiliates. /XX	08/03/2018: Lender provided funding request form indicating no affiliates. Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies
300931811	6e18d833-b68d-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The flood certificate is in the file. The final closing disclosure did not include a credit report fee. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
301027262	a62d7278-5f90-49c1-9b92-3cfe9117552c	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	01/15/19 - Please find the attached Affiliated Business Disclosure from page 243 of the file submitted and contained in the Scanned Documents folder. XX	01/16/2019: Lender provided the Funding Request form showing no affiliated businesses. Exception cleared.01/05/2019: Finding deemed non-material, loan will be graded a B for all agencies.
300931805	209d9888-b07e-4e63-b7c2-70d7f9c88431	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file. No Cure - Missing document not provided.	10/2/18 Appeal- see attached LOX regarding service providers. XXX
10/03/2018: Lender provided attestation that they do not let borrower shop; therefore, a WLSP would not be provided.  Audit confirmed the fees started in section B and ended in section B which are fees the borrower cannot shop for and fall in a zero tolerance category.  A WLSP would not be needed since borrower could not shop for fees.  Exception rescinded.07/25/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies

300931803	4bdfecc0-119b-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Lease Agreements	Missing current lease/rental agreement for rental property A located on XXXX Schedule E part I.	8-18-18 APPEAL, the lease was accompanied by a letter from the tenant on the lease attesting to method of rent payment and signed XX/XX/XXXX. 8-14-18 APPEAL, Providing copy of lease agreement
08/20/2018: Lender provided Lease agreement and LOX from renter that was dated a few days prior to closing.  The lease agreement is dated in XXXX; however, it does not have an expiration date and the LOX from renter listed on the lease agreement was dated a few days prior to subject closing.  Exception cleared.08/16/2018:  Received lease agreement.  However, it was signed in XXXX but term is not dated.  Unable to determine if expired.  Condition remains.

Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  25.5 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781 Full Documentation Full documentaion loan

300931803	7840169c-dcbd-43d8-8c91-8a5ff01dd9d3	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business disclosure		08/16/2018: Received evidence lender has no affiliates. Condition cleared. Finding deemed non-material, loan will be graded a B for all agencies”
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  25.5 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781 Full Documentation Full documentaion loan

301027261	fdaa1958-ce02-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing Balance Sheet	Missing current XXXX Balance Sheet signed and dated for Business B on Schedule E of XXXX tax return as required per guidelines.	12/26/2018: Appeal: XXXX is required to identify the business "A, B, C" name to XXXXX. Otherwise XXXXX is unable to correctly review the loan documents (XXXXXXXXXXXXXXXXXXX)- XX	12/28/2018: Per lender guidelines, XXXX Balance Sheet not required if application date is less than 90 days from after the end of the business' fiscal year, exception rescinded.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 55 months reserves  Years in Field Borrower and Co-Borrower have 13 years in field  FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 789

301027261	f050f049-ce02-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement signed and dated for Business A, B, and C on Schedule E of XXXX tax return as required per guidelines.	12/26/2018: Appeal: XXXX is required to identify the business "B" name to XXXXXX. Otherwise XXXXXX is unable to correctly review the loan documents (XXXXXXXXXXXXXXXXXX)- XX	12/28/2018: Per lender guidelines, YTD XXXX P&L not required if application date is less than 90 days from after the end of the business' fiscal year, exception rescinded.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 55 months reserves  Years in Field Borrower and Co-Borrower have 13 years in field  FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 789

301027261	542a6704-208f-44b7-a909-af8b60182823	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	12/26/2018: APPEAL: See attached Funding Request Form which support No Affiliates. XX	12/28/2018: Lender provided Funding Request Form indicating no affiliates, exception cleared.12/14/2018: Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 55 months reserves  Years in Field Borrower and Co-Borrower have 13 years in field  FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 789

301027261	34046857-d59c-4218-86e2-3ef762fcec75	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower. No Cure	01/14/2018: Please see attached	01/14/2019: Lender provided e-consent. Exception cleared.12/14/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 55 months reserves  Years in Field Borrower and Co-Borrower have 13 years in field  FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 789

301027260	acb222bc-6a13-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	The APN number is not consistent between the Appraisal and Mortgage.	01/12/2019: Updated direction from client.	01/13/2019: Per new direction from client, legal description matches on Appraisal, Title and Mortgage, exception cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 15 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 731 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 46.20 months reserves

301027260	9576456d-3952-4240-b16d-817ba2206899	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure
01/30/2019: Audit reviewed the Affiliated Business Disclosure, and has determined that the documentation submitted was dated within 3 days of the Application date. Condition cleared.Finding deemed non-material, loan will be graded a B for all agencies

No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 15 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 731 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 46.20 months reserves

301027260	0fec6039-4117-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.
01/30/2019: Audit reviewed the Home Loan Toolkit, and has determined that the documentation submitted was dated within 3 days of the Application date. Condition cleared.01/13/2019: This exception is deemed non-material.

No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 15 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 731 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 46.20 months reserves

301027260	3f048347-4117-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure
01/30/2019: Audit reviewed the HUD Homeownership Counseling Disclosure, as well as list of agencies, and has determined that the documentation submitted was dated within 3 days of the Application date. Condition cleared.01/13/2019: This exception is deemed non-material.

No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 15 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 731 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 46.20 months reserves

301027260	8e37cd82-c083-4dd4-aaae-818c90a54fc3	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The WLSP not provided within 3 business days of application date. WLSP is dated XX/XX/XXXX and the application date is XX/XX/XXXX. No cure - Missing document not provided.
01/30/2019: Audit reviewed WLSP, and has determined that the documentation submitted was dated within 3 days of the Application date. Condition cleared.  Non-material per SFIG guidance, loan will be graded a B for all agencies.

No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 15 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 731 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 46.20 months reserves

301027260	354c59b7-cb7f-4ec0-a87a-07e40fd2a121	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.

01/30/2019:  Lender provided attestations they do not charge borrowers a Flood Cert fee and Credit Report fee.  Condition cleared. Non-material per SFIG guidance, loan will be graded a B for all agencies

No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 15 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 731 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 46.20 months reserves

301027260	38126e19-715e-4bc1-ad02-991c6afb49ab	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State License ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		01/14/2019: Updated direction given, missing Settlement Agent license ID is non-material. Finding downgraded. Non-material finding, loan will be graded a B for all agencies.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 15 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 731 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 46.20 months reserves

301027260	efb6de4e-85a1-45dd-b7e8-96ec1d7e4434	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXXX.XX a month vs. the calculated value of $XXXX.XX a month. The lender used the incorrect amount of $XX.XX for the HOA vs. the actual amount of $XX.XX. (NOT IN ESCROW) Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.

01/30/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.Non-material per SFIG guidance, loan will be graded a B for all agencies

No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 15 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 731 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 46.20 months reserves

301027260	31910d72-7613-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error	Home Warranty in Section H of the final Closing Disclosure does not reflect the word "Optional".
01/30/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.Non-material per SFIG guidance, loan will be graded a B for all agencies

No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 15 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 731 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 46.20 months reserves

301027260	e307f343-7713-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file.	1/15/19 Appeal: Not located in XXXXX XXXX. Please see attached CDA/Field review with acceptable value supporting document for your review and rescission	01/16/2019: A CDA provided reflecting a value of $XXXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 15 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 731 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 46.20 months reserves

301027257	4d0792b7-34ae-44e4-9978-ba67d745abef	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.
01/10/19 - Please find the attached Affiliated Business Disclosure from page 372 of the file submitted and contained in the Scanned Documents folder. XX01/08/19 - Please find the attached Affiliated Business Disclosure from page 1709 of the file submitted and contained in the Scanned Documents folder

01/11/2019: Lender provided documentation verifying Broker has no affiliates. Exception cleared.01/10/2019:  Audit reviewed Lender’s rebuttal and disagrees.  The correspondent name on the funding request form does not match the correspondent name on the note.  Condition remains non-material per SFIG guidance.  Loan will be rated a B.12/31/2018:  This finding is deemed non-material with a final grade of a B.

300931796	00a6d6f7-e2c0-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Insufficient credit history	Borrower reflects a delinquent student loan after a short sale.		12/16/2018: Audit acknowledges the client approved guideline exception for credit history outside of guidelines. Loan will be rated a B.9/25/2018: Lender exception provided
CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 166.40 months reserves

300931796	52d018b9-de99-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns	Tax returns for XXXX and XXXX are missing Schedule E. Additional conditions may apply.		08/14/2018: Client provided an updated bulletin stating tax transcripts can serve as the signature on tax returns for non-agency loans. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 166.40 months reserves

300931796	3a5cfb8f-e0c3-40cd-b56e-9a0a19736242	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.
8/14/18 Appeal: Please see section 9 of the attached Funding Request Form, which states that the TPO lender (XXXXXXXXXXXXXXXXXXX) does not have any affiliated business relationships, and thus an Affiliated Business Disclosure is not required. XX
08/16/2018: Lender provided Funding Request Form indicating there are no affiliated businesses, exception cleared.Finding deemed non-material, loan will be graded a B for all agencies
CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 166.40 months reserves

300931796	08104b23-38d5-45fc-9fee-74bebbaa0398	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application. The Disclosure is dated XX/XX/XXXX and the Application is dated XX/XX/XXXX.		Finding deemed non-material, loan will be graded a B for all agencies
CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 166.40 months reserves

300931796	97e5f32a-df99-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
Non-material per SFIG guidance, loan will be graded a B for all agencies
CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 166.40 months reserves

300931796	3ecd79df-7853-4da4-8a1e-e0bf56368617	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure reflects the Finance Charge as $X,XXX,XXX.XX vs. actual Finance Charge of $X,XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $XXX allowable tolerance for Purchase Transactions.

8/21/18 Appeal: The total prepaid finance charges are actually $X,XXX.XX, which includes the following fees: discount points iao $X,XXX.XX, title – closing iao $XXX.XX, title – courier/messenger iao $XXX.XX, title – courier/messenger iao $XX.XX, title – doc storge/archive iao $XX.XX, title – electronic doc iao $XXX.XX, title – recording service fee iao $XX.XX, title – settlement fee iao $X,XXX.XX, title – sub escrow fee iao $XX.XX, title – wire transfer fee iao $XX.XX, and prepaid interest iao $X,XXX.XX. Thus, the finance charge on the final CD is accurate. Please see the attached actual signed final CD. XX
08/22/2018: Lender provided final signed CD, exception rescinded.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 166.40 months reserves

300931796	20d2d4aa-eb86-4034-999a-e049b4d106f6	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $XXX variance/threshold for Purchase Transactions. The final Closing Disclosure reflects an Amount Financed of $X,XXX,XXX.XX vs. actual $X,XXX,XXX.XX, an over disclosure of $XXX.XX.
															8/21/18 Appeal: Please refer to the appeal for the Finance Charge exception. XX	08/22/2018: Lender provided Final signed CD, exception rescinded.Non-material per SFIG guidance, loan will be graded a B for all agencies
CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 166.40 months reserves

301027254	852cb75f-0f03-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Cash out amount greater than guideline maximum	Lender guidelines allow a maximum cash out of $XXXXXX.XX, per the final CD the borrower received a cash out amount of $XXXXXX.XX.	01/04/2019: The loan file includes an exception approval for cash-out over $XXXXXX. The exception is on page 1,273 of the full file download PDF.
01/09/2019: Lender responded that the exception approval for cash-out is in the loan file.  Audit confirmed the lender exception is in the loan file and was notated at original audit of the file.  Exception remains a non-material finding, loan will be graded a B for all agencies.Lender exception provided

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.52% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  17.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762

301027254	e9b64691-0f03-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Balance Sheet
Missing XXXX & YTD current XXXX Balance Sheet for Business #1, #6 and #12 on Schedule E Part II, Statement 23 of XXXX tax return. Per Lender’s Guidelines, both Profit & Loss Statement and Balance Sheet are required.

01/04/2019: Appeal: Balance sheets for businesses 6 & 12 were not requested, as the income from those two businesses was not included. The file includes the XXXX Partnership return for business #1 starting with page 416 of the full file PDF. XXXXXX is also attaching the year to date balance sheet for XXXX.

01/09/2019: Lender provided Balance Sheet for business #1 and responded that income for business #6 and #12 was not used and balance sheet is not required.  Audit confirmed borrower qualified when negative income was included in overall income for business #6 and #12. Lender provided YTD balance sheet for business #1. Exception cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.52% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  17.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762

301027254	91a4cc80-0f03-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing YTD Profit & Loss
Missing XXXX & YTD XXXX P&L Statement for Business #1, #6 and #12 on Schedule E Part II, Statement 23 of XXXX tax return. Per Lender’s Guidelines, both Profit & Loss Statement and Balance Sheet are required.

01/04/2019: Appeal: A profit & loss for businesses 6 & 12 were not requested, as the income from those two businesses was not included. The file includes the XXXX Partnership return for business #1 starting with page 416 of the full file PDF. XXXXX is also attaching the year to date P&L for XXXX.

01/09/2019: Lender provided YTD P&L for business #1 and responded that income for business #6 and #12 was not used; therefore, P&L is not required.  Audit confirmed borrower qualified with negative income included in overall income for business #6 and #12 and P&L was not required.  Lender provided YTD P&L and 2017 business return is in the loan file for business #1.  Exception cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.52% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  17.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762

301027254	41502464-7dcb-45bc-b4bf-faaaa0100299	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	01/04/2019: Appeal: As per the Funding Request form the lender does not have any affiliates. The form is attached for review. XX	01/09/2019: Lender provided Funding request form indicating no affiliates. Exception cleared.12/14/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.52% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  17.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762

301027254	38b33be6-3064-4e2a-920a-309bdd163ba4	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file. No Cure - Missing document not provided.	01/04/2019: Appeal: Attached please find a copy of the Disclosure Tracking Report which shows the Service Provide list was provided for the borrowers. The Tracking Report is attached for review.
01/09/2019: Lender provided disclosure tracker; however, did not provide the WLSP.  A copy of the WLSP is needed to verify fees charged to the borrower were not from a service provider on the WLSP.  Exception remains as a non-material finding, loan will be graded a B for all agencies.Non-material per SFIG guidance, loan will be graded a B for all agencies.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.52% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  17.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762

301027253	3f6813f4-fffe-e811-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.
1/8/19 - Appeal. XXXXX acknowledges the APN (XXX-XXX-XXX-XXX) on the Deed and Title Policy is incorrect; however, the legal descripton is correct. The APN (XXX-XXX-XXX-XXX) on the Appraisal must be present and accurate since the surveyed description is not allowed and another identifier such as tax or assessor account number must be used. The APN on the Deed and Title Policy is not required data and the plat desciption, as found on the Plat Map in the Appraisal itself, is the binding legal description. Please see attached county website screenshot, Deed, and Final Policy. (XX)1.2.19 Appeal. Referenced on page 4 of the attached title commitment legal description showing APN: XXX-XXX-XXX-XXX (Portion) andXXX-XXX-XXX-XXX (New) for this property. As such both represent the subject property. Please re-review and rescind. XX 12.21/18 Appeal. Lender's Custody review does not require the APN's to match, only to be valid and legal. The legal description and property address are consistent within the documents cited. Please re-review and rescind

01/12/2019: Updated direction from client, legal description on appraisal matches title and mortgage, exception cleared.01/04/2019: Reviewed lender's rebuttal and disagree. APN XXX-XXX-XXX-XXX represents the undivided parcel and APN XXX-XXX-XXX-XXX represents the subject property, exception remains.12/28/2018:  Audit reviewed Lender's rebuttal and disagrees.  Client requires APN numbers to match.  Condition remains.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 37.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.25% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796

301027253	bdc95d46-c478-4bb7-9f9a-b27892bd51a4	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.	12.21.18 Appeal. Please find attached the executed Affiliated Business Disclosure as you requested. Said document was provided to XXXX with the scanned documents file
12/28/2018:  Audit reviewed Lender's rebuttal and original loan file.  Executed disclosure located on page 2860.  Condition rescinded.12/18/2018: Finding deemed non-material, loan will be graded a B for all agencies

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 37.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.25% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796

301027253	e141f1ef-c469-40db-a749-abb8fb1ec3bd	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee and Credit Report fee were not reflected in section B of the final Closing Disclosure despite evidence of a flood cert and credit report in the file. The Flood Cert fee and Credit Report fee should be disclosed in section B of the final Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 37.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.25% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796

300931792	d9a78e64-0847-4fc5-9e99-f5074397670d	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	8/18/18: Appeal: Please see attached Funding Request form. - no affiliates. XX	08/20/2018: Lender provided funding request form indicating no affiliates. Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum Lender Underwriting Guidelines require 14 months reserves, loan qualified with 38 months reserves. No Mortgage Lates Co-Borrowers #2 and #3 have no Mortgage Lates within the last 99 reporting months. Years on Job Borrower has 7 years on the job. Years on Job Co-Borrower #2 has 14 years on the job.

300931792	83b15d45-36c9-4479-80f0-e49c204673fb	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Closing Disclosure dated XX/XX/XXX Contact Information section is incomplete. The License ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	10/03/2018: Please see attached	10/04/2018: Lender provided PCCD, LOX and proof of delivery. Non material finding, loan will be graded a B for all agencies.Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum Lender Underwriting Guidelines require 14 months reserves, loan qualified with 38 months reserves. No Mortgage Lates Co-Borrowers #2 and #3 have no Mortgage Lates within the last 99 reporting months. Years on Job Borrower has 7 years on the job. Years on Job Co-Borrower #2 has 14 years on the job.

300931790	3394fbe8-e27a-4b7c-857b-50090eaa20eb	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure.	8/29/18-Appeal: Please find the attached the Funding Request Form indicating on page 2 that the lender has no affiliates. XX	08/31/2018: Lender provided funding request form indicating no affiliates. Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies
300931784	2b585a42-24dd-4372-bb3e-de0ca3bc088e	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		08/01/2018: Lender provided Funding Request Form reflecting correspondent lender has no affiliates. Condition cleared. Finding deemed non-material, loan will be graded a B for all agencies
300931784	95c37b1a-f890-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Flood Cert and Credit Report fees were not reflected in section B of the final Closing Disclosure despite evidence of a flood cert and credit report in the file. The Flood Cert and Credit Report fees should be disclosed in section B of the final Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
07/26/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
301027251	6b4d63fa-9f4a-4719-9b75-8ab546ee25c8	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure	01/15/2019: Please see attached	01/16/2019: Lender provided HUD Homeownership Counseling Disclosure, exception cleared.12/13/2018: Finding deemed non-material, loan will be graded a B for all agencies
301027251	4c598d93-eefe-e811-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/15/2019: Please see attached
01/16/2019: Client provided attestation from lender that they do not charge flood cert fees to their customers, exception cleared.12/13/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.

300931780	d6567225-1620-4bab-8328-8774afc51b41	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Right To Cancel Form	ROR disclosure is not signed by the Borrower.	7/24/18 Appeal- see attached signed ROR. XXX	07/26/2018: Lender provided executed copy of ROR form. Exception cleared.
300931780	24e60545-338c-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing funding CD with figures which match the final ALTA Settlement Statement in file.	09/05/2018: Please see attached7/24/18 Appeal- See attached signed, final CD. XXX
09/07/2018: Lender provided PCCD.  Exception cleared.07/26/2018: Lender provided consummation CD; however, the figures do not match the final ALTA settlement statement in the loan file.  Provide funding CD that matches the final ALTA statement.  Exception remains.

301027250	4281f441-e458-413c-966f-d6a9d3e082a9	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing the Affiliated Business Disclosure.	01/14/19 - Please find the attached Affiliated Business Disclosure from page 356 of the file submitted and contained in the Scanned Documents folder. XX
01/14/2019: Client provided Funding Request Form indicating the lender has no affiliated businesses, exception rescinded.01/03/2019: Finding deemed non-material, loan will be graded a B for all agencies.

301027248	ac8effde-72f0-4764-a5e4-7a672a2318b3	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	1/14/19 Appeal: Please see the attached ABA Disclosure. XX	01/15/2019: Lender provided ABD, exception cleared.01/04/2019: Finding deemed non-material, loan will be graded a B for all agencies.
301027248	6d890179-9407-42d1-9830-27e61bc32003	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided.	1/14/19 Appeal: Please see the attached FACTA Disclosure. XX	01/15/2019: Lender provided FACT disclosure, exception cleared. 01/04/2019: Finding deemed non-material, loan will be graded a B for all agencies.
301027248	97536297-5992-407b-b290-420b5b3432b4	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit	1/14/19 Appeal: Please see the attached Home Loan Toolkit. XX	01/15/2019: Lender provided Home Loan Toolkit, exception cleared.01/04/2019: Finding deemed non-material, loan will be graded a B for all agencies.
301027248	bd958620-2610-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.		01/21/2019: Received rate lock agreement. Condition cleared.
301027248	76eed505-4133-46fe-a2b4-a88b6880f6ca	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure.	1/14/19 Appeal: Please see the attached Homeownership Organization Counseling Disclosure. XX	01/15/2019: Lender provided HUD Homeownership Counseling disclosure, exception cleared.01/04/2019: Finding deemed non-material, loan will be graded a B for all agencies.
301027248	138939ee-849c-4fe5-9329-1da55000e405	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file. No Cure - Missing document not provided.	1/14/19 Appeal: Please see the attached WLSP. XX	01/15/2019: Lender provided WLSP, exception cleared.01/04/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies
301027248	1d5f54ac-2710-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file. The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.

1/14/19 Appeal: Please see the included attestation from the originating lender (XXXXXXXXXX XXXXXXXX XXXX) that “We will not have a Credit Report or Flood Fee, this is included in the $XXX.XX Origination Fee in section A.” XX

01/15/2019: Client provided attestation from lender indicating that they do not charge borrowers a credit report or flood cert fee, exception cleared.01/04/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies

301027248	8da077a4-aa98-47b3-a516-1d17dff6da74	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower.	1/14/19 Appeal: Please see the attached E-sign Consent to receive electronic disclosures. XX	01/15/2019: Lender provided e consent disclosure, exception cleared.01/04/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies
301027248	0b8769b6-2610-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file.	1/9/19 Appeal: Located in XXXXX XXXX Trailing docs. For your convenience, I have re-attached CDA/Field review with acceptable value supporting document for your review and rescission	01/11/2019: Field review provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.
300931775	bcdd8db6-58b8-e811-94b3-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	General Credit Exception	Exception approval provided to exclude the Notes due and payable in less than 1 year for one of the borrower's businesses.		09/14/2018: Exception added due to exception approval provided by lender. Non material finding, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 792 Years in Primary Residence Borrower has resided in subject for 21 years CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 50.77%

300931775	517589fe-bf98-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines	Lender guidelines reflects a DTI of 43%. Due to the miscalculation of income the actual DTI is 180.17% based on the borrowers calculated business income.
09/13/2018: The discrepancy with the DTI is due to the income calculation. Attached is a complete breakdown of all income sources for both borrowers. These sources include $X,XXX.XX from an XXXXXXXXXXXXXX IRA distribution, $XXX rental income, $X,XXX.XX From XXXXXXXXXXXXXXX, $X,XXX.XX for each borrower from XXXXXXXXXXXXXXXX, $X,XXX.XX for each borrower from XXXXXXXXXXXXXX, $X,XXX.XX Social Security for the borrower, and $XXX.XX Social Security for the co-borrower. The 2nd attachment is an exception to exclude the notes payable from the XXXXXXXXXXXXXX partnership income calculation - XX8/16/18: Appeal: Calculated DTI = 41.649%. Please provide detail calculation how XXXXX arrived at 180.17%. Please include income and debts calculations. XX

09/14/2018: Lender provided verification of IRA distribution income and Schedule E income. Also, provided exception approval for deduction of notes due and payable in less than one year for borrower's business.  Exception cleared.  08/17/2018: Borrower's income Business #1 on 1003 audit calculation negative ($X,XXX.XX), Business #2 income $X,XXX.XX, Business #3 income $0.00, IRA $X,XXX.XX and SSI of $X,XXX.XX for a total positive income of $X,XXX.XX.  Co-borrower's income, Business #1 negative income ($X,XXX.XX), Business #2 income $X,XXX.XX, Business #3 income $X,XXX.XX, SSI income $XXX for a total income of $XX.XX.  Total combined income is $X,XXX.XX.  PITIA of $X,XXX.XX + total other debts of $X,XXX for total debts of $X,XXX.XX / total income of $X,XXX.XX = 180.17%.  Exception remains.

FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 792 Years in Primary Residence Borrower has resided in subject for 21 years CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 50.77%

300931775	1eb32b4a-b698-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing 4506-T	Missing 4506-T for each of the borrowers 3 businesses as required per guidelines.	8/15/18: Appeal: The loan file contained executed 4506T and is required per loan, not per business owned by borrower. XX
08/17/2018: Lender responded the loan file contained an executed 4506T which is required per loan, not per business owned by borrower.  Audit confirmed the guidelines require an executed 4506T per loan not per business and the executed 4506T was in the loan file.  Exception rescinded.

FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 792 Years in Primary Residence Borrower has resided in subject for 21 years CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 50.77%

300931775	efd9fc3c-bf98-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns	Guidelines require 2 years signed and dated personal tax returns with all schedules. Signed returns not provided.		08/14/2018: Client provided an updated bulletin stating tax transcripts can serve as the signature on tax returns for non-agency loans. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 792 Years in Primary Residence Borrower has resided in subject for 21 years CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 50.77%

300931775	77da263b-be98-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns	Guidelines require 2 years signed and dated business tax returns with all schedules. Signed business returns for each of the borrowers 3 businesses not provided.		8/21/2018: Personal transcripts satisfy business or personal tax return signature requirements.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 792 Years in Primary Residence Borrower has resided in subject for 21 years CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 50.77%

300931775	049de124-d85c-4d09-ac87-60f7aac803b2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed	8/15/18: Appeal: Please see attached Funding Request form - no affiliated business arrangement. XX	08/17/2018: Lender provided funding request form indicating no affiliates. Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 792 Years in Primary Residence Borrower has resided in subject for 21 years CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 50.77%

300931771	a880cfd8-be97-4414-ae65-08d044089b2d	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	09/05/2018: Providing Funding request form including the affialiated business information.	09/06/2018: Lender provided funding request form indicating no affiliates. Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies
300931768	eb061af6-3903-4ab8-b777-88f58da12789	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file.		08/07/2018: Lender provided Funding Request Form reflecting correspondent lender has no affiliates. Condition cleared.Finding deemed non-material, loan will be graded a B for all agencies.
300931768	a4187695-fc93-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Mortgage Rider	Missing PUD Rider. File contains a Condo Rider, however, appraiser indicates subject is a PUD. In addition, Change of Circumstance in file correcting property type from Condo to PUD.
08-07-2018 Appeal – subject is a detached condominium per title commitment and title policy. The appraisal also included/added a comment addendum stating the property is a detached condominium. The proper rider was used. XX
08/07/2018: Audit reviewed lender's response and documentation provided. Condition cleared.
300931768	4f882855-8c1f-42b1-b9c0-a985dba87681	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The License ID for the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		08/07/2018: Audit reviewed and settlement agent license number is out of scope per SFIG. Condition rescinded. Non-material per SFIG guidance, loan will be graded a B for all agencies.
300931767	2d1313ff-898e-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation
Missing mortgage statement for REO property reflected on the final loan application.  If mortgage statement does not reflect escrows for taxes and insurance, provide copy of recent tax bill.  File contains copy of insurance policy.  Additional conditions may apply.

08-22-2018 Appeal -please see attached mortgage statement which identifies the account escrow payment is $XXX.XX/mo. which includes taxes, hazard, and PMI. The XXXX taxes were $X,XXX.XX / 12 = $XXX.XX. The hazard premium is $XXX/yr = $XX.XX. The PMI payment is $XXX.XX. $XXX.XX + $XX.XX+ $XXX.XX = $XXX.XX. XX7/25/18 Appeal: Tax bill for REO property is attached. - XX

08/24/2018: Lender provided mortgage statement, evidence of taxes and insurance, exception cleared.08/07/2018: Lender provided tax bill for REO property; however, did not provided mortgage statement.  Exception remains.

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 731 Years on Job Borrower has 14.6 years on job Reserves are higher than guideline minimum UW Guides require 8  months reserves, loan qualified with 33.80 months reserves

300931767	ae8c3a31-8a8e-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of HOA Fees	REO property located on the final loan application is a condo. Missing evidence of HOA Fees. Additional conditions may apply.	7/25/18 Appeal: HOA fees support is attached. - XX	08/07/2018: Lender provided verification of HOA fees for rental property. Exception cleared.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 731 Years on Job Borrower has 14.6 years on job Reserves are higher than guideline minimum UW Guides require 8  months reserves, loan qualified with 33.80 months reserves

300931767	674d9d65-8a8e-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing LOE
File contains an Account Parcel Summary reflecting borrower as the owner of the property which is not reflected on the final loan application.  Missing LOE and/or clarification if borrower stills owns property.  If so, needs to be added to REO section of final loan application plus copy of Mortgage Statement reflecting taxes and insurance being escrowed.  If not escrowed, need copy of property tax bill and insurance policy.  Additional conditions may apply.
															7/24/2018 Appeal: REO property was disclosed on final 1003. Tax bill & insurance policy for REO property are attached. - XX	08/07/2018: Lender provided tax bill for verification of REO property. Exception cleared.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 731 Years on Job Borrower has 14.6 years on job Reserves are higher than guideline minimum UW Guides require 8  months reserves, loan qualified with 33.80 months reserves

300931767	943fdaad-daf9-443a-bdb5-0cdff1ee53cc	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file.
8/1/18 Appeal: Please see section 9 of the attached Funding Request Form, which states that the TPO lender (XXXXXXXXXXXX) does not have any affiliated business relationships, and thus an Affiliated Business Disclosure is not required. XX
08/07/2018: Lender provided funding request form indicating no affiliates. Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 731 Years on Job Borrower has 14.6 years on job Reserves are higher than guideline minimum UW Guides require 8  months reserves, loan qualified with 33.80 months reserves

300931767	198ef591-f358-4382-8bb7-5df6b4c0e963	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	The HUD Homeownership Counseling Disclosure is missing from the file.	09/05/2018: Please see attached	09/07/2018: Lender provided Homeownership Counseling Disclosure. Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 731 Years on Job Borrower has 14.6 years on job Reserves are higher than guideline minimum UW Guides require 8  months reserves, loan qualified with 33.80 months reserves

300931767	173f93d1-6010-4d0f-9930-9eb41d10b455	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Total of Payments is not accurate	The final CD dated reflects Total of Payments (TOP) of $X,XXX,XXX.XX vs actual TOP of $X,XXX,XXX.XX with a difference of $X.XX under-disclosed. Provide corrected CD and LOE to the Borrower.
7/26/18 Appeal: Final CD dated XX/XX/XXXX disclosed an accurate TOP. $X,XXX.XX (P&I payment) X 360 (number of payments) = $X,XXX,XXX.XX (Total P&I). $X,XXX,XXX.XX(Total P&I) + $X,XXX.XX (Total Loan Costs) + $XXX.XX (Prepaid Interest) = $X,XXX,XXX.XX (TOP). - XX
08/07/2018: Audit confirmed total of payments is accurate on the CD. Exception cleared.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 731 Years on Job Borrower has 14.6 years on job Reserves are higher than guideline minimum UW Guides require 8  months reserves, loan qualified with 33.80 months reserves

300931767	33b6ffa9-8b8e-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing the Final/Funding Closing Disclosure corresponding to the final settlement statement.	9/6/18 - Appeal. Please see attached PCCD corrected for updated Title fees on Final ALTA. (XX)8/10/18 Appeal: Post-closing CD is attached. - XX7/25/18 Appeal: Final CD is attached. - XX
09/07/2018: Lender provided PCCD.  Exception cleared.08/14/2018: Lender provided a CD; however, it does not match the final settlement statement in the loan file.  Provide the funding CD that matches the settlement statement in the loan file.  Exception remains.08/07/2018: Lender provided copy of initial CD; however, did not provide CD that matches the final ALTA statement.  Exception remains.

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 731 Years on Job Borrower has 14.6 years on job Reserves are higher than guideline minimum UW Guides require 8  months reserves, loan qualified with 33.80 months reserves

300931766	d5bcdb79-0794-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated 3 days prior to the date of consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
															09/21/2018: Please see attached	09/24/2018: Lender provided verification of the borrower's receipt of the CD. Exception cleared.
300931766	e5186caa-0794-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in Section B despite evidence of a Credit Report in the file.  The Credit Report Fee should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided
Non-material per SFIG guidance, loan will be graded a B for all agencies
300931766	98c858cb-0794-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error
A Flood Cert Fee was not reflected in Section B despite evidence of a Flood Cert in the file.  The Flood Cert Fee should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided
Non-material per SFIG guidance, loan will be graded a B for all agencies
301027247	1471245a-a2ff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee and Credit Report fee were not reflected in section B of the final Closing Disclosure despite evidence of a flood cert and credit report in the file. The Flood Cert fee and Credit Report fee should be disclosed in section B of the final Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/15/2019: Please see attached
01/16/2019: Client provided attestation that they do not charge a flood cert fee to any borrower and that they do not charge a credit report fee on conventional loans, exception cleared.12/14/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.

FICO is higher than guideline minimum UW Guides require a FICO of 680. loan qualified with FICO of 788. Years Self Employed Borrower has 28.11 years Self Employed. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualfied with $XX,XXX.XX.

301027247	9e0b445f-a5ff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA was provided with a value of $XXXXXXX with a variance of 19%. CDA not within acceptable tolerance. Please provided updated review.	12/27/18 Appeal: Not located in XXXXX XXXX. Please see attached CDA/Field review with acceptable value supporting document for your review and rescission. Thanks !! XX	01/02/2019: Field review provided supporting value on appraisal. Exception cleared.
FICO is higher than guideline minimum UW Guides require a FICO of 680. loan qualified with FICO of 788. Years Self Employed Borrower has 28.11 years Self Employed. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualfied with $XX,XXX.XX.

301027245	6b2c648f-ff02-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	DTI Exceeds Guidelines	Lender guidelines reflects a max DTI of 43%. Due to the miscalculation of debts, the actual DTI is 46.65%. The Lender did not include the loan acquired to pay down the mortgage in the debt ratio.
01/06/2019: Appeal: Per the final 1008/approval the payment for the $XXXXXX loan used to pay down the mortgage is included in the debt ratio ($XXXXXX.XX pymnt). However, the dated mortgage with Origin Bank with a $XXXX payment is excluded based on evidence that mortgage was paid 3 years prior. Attached for review is the final 1008, the credit report showing a date of last activity XX/XXXX plus the credit supplement showing a $X balance and last activity XX/XXXX.
01/10/2019: Lender provided credit supplement showing debt with zero balance, exception rescinded.
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 30.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779 CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 58.82%

301027245	19f54080-2508-4acb-b894-585177d5aaba	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure	1/14/2019: Please see attached	01/14/2019: Received evidence of e-consent. Condition cleared.12/18/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 30.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779 CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 58.82%

301027245	85a9a498-ff02-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file.	1/2/19 Appeal: Located in XXXXX XXXX, under Trailing Docs. Please see attached CDA/Field review with acceptable value supporting document for your review and rescission. Thanks !! XX	01/04/2019: Lender provided CDA. Exception cleared.
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 30.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779 CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 58.82%

301027244	e1e280e5-a4ff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.
12/21/2018:  The 1008 with XXXXX approval in the Scanned Documents is the final 1008/approval generated. XXXXX is providing a screen shot to support the loan only needing one approval, with the date of XX/XX/XXXX matching the 1008 in file.
12/28/2018: Audit reviewed Lender rebuttal and original loan file. 1008 was provided. Condition rescinded.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767 Years Self Employed Borrower has 5 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 27.30 months’ reserves

301027244	c021fb75-5f28-479a-9c6f-ce11ba2bfe9f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
1/14/2019: Please see attached
01/14/2019:  Lender provided attestation they do not charge borrowers a flood cert or credit report fee.  Condition cleared.12/14/2018:  Non-material per SFIG guidance, loan will be graded a B for all agencies

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767 Years Self Employed Borrower has 5 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 27.30 months’ reserves

301027244	14dd3bac-54e8-4900-9b85-d37531685e60	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower. No Cure
12/21/2018:  Appeal: Attached please find a copy of the XXXXXXX eSign Certificate which serves as 3rd party verification of borrowers' consent to receive communications electronically. The documentation is attached for review
12/28/2018: Received evidence of electronic consent. Condition cleared.12/14/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767 Years Self Employed Borrower has 5 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 27.30 months’ reserves

300931764	b5330a8d-72cd-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Insufficient credit history	Credit history does not meet guidelines		12/16/2018: Audit acknowledges the client approved guideline exception for trade-line history outside of guidelines. Loan will be rated a B.10/11/2018:Lender exception provided.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  22.5 months reserves Years in Field Borrower has 10 years in Field   FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 756

300931763	7915657f-639a-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing income documentation
08/21/2018: APPEAL: Business tax returns are not required, borrowers S corp income is noted on the personal tax returns and this information is confirmed by the Personal tax transcripts infile, please clear. THX XX 8/21/18

9/12/18 Appeal: The application date is XX/XX/XXXX.  Guidelines state P & L and balance sheet are required when tax returns do not provide a full 24-month history of self-employment or application is dated more than 90 days after the end of the business’ year end (calendar or fiscal). The tax returns provide a full 24 month history of self-employment.

08/23/2018: Lender responded borrowers S corp is noted on the personal tax returns and this information is confirmed by the personal tax transcripts.  Audit confirmed the guidelines state for self-employed business losses an executed IRS form 4506T can be used. The transcripts are located in the loan file. Exception rescinded.

Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  25.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 755 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.86%

300931763	338ae8e3-639a-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing Balance Sheet	Missing current Balance Sheet for co-borrowers Business B reflected on final loan application. Balance Sheet is required in order to meet guidelines.
9/12/18 Appeal: The application date is XX/XX/XXXX. Guidelines state P & L and balance sheet are required when tax returns do not provide a full 24-month history of self-employment or application is dated more than 90 days after the end of the business’ year end (calendar or fiscal). The tax returns provide a full 24 month history of self-employment.

09/13/2018: Lender responded the application was dated within 90 days after the end of the business year end; therefore, Balance sheet not required.  Audit confirmed the application was dated within 90 days after the end of the business year end.  Exception rescinded.

Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  25.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 755 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.86%

300931763	d556681f-649a-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing YTD Profit & Loss	Missing YTD Profit & Loss statement for co-borrowers Business B reflected on final loan application. Profit & Loss statement is required in order to meet guidelines.
9/12/18 Appeal: The application date is XX/XX/XXXX. Guidelines state P & L and balance sheet are required when tax returns do not provide a full 24-month history of self-employment or application is dated more than 90 days after the end of the business’ year end (calendar or fiscal). The tax returns provide a full 24 month history of self-employment.

09/13/2018: Lender responded the application was dated within 90 days after the end of the business year end; therefore, P&L not required.  Audit confirmed the application was dated within 90 days after the end of the business year end.  Exception rescinded.

Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  25.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 755 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.86%

300931763	cc1bfe44-c655-467a-bfed-e66c93affdbd	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file.	8/21/18 Appeal: The attachment states there are no affiliates. No Affiliated Business Disclosure is required. - XX 08/15/18 Appeal: The Affiliated Business Disclosure is attached. - XX
08/23/2018: Lender provided FACTS sheet indicating there were no affiliates.  Exception cleared.08/17/2018: Lender provided Affiliated Business Disclosure for Borrowers Real Estate Company, however; the Brokers Affiliated Business Disclosure is missing. Exception remains downgraded. Finding deemed non-material, loan will be graded a B for all agencies08/07/2018: Finding deemed non-material, loan will be graded a B for all agencies

Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  25.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 755 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.86%

300931763	c7eb2800-639a-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in Section B despite evidence of a Credit Report in the file.  The Credit Report Fee should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided
Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  25.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 755 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.86%

300931763	cc88ee47-639a-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error
A Flood Cert Fee was not reflected in Section B despite evidence of a Flood Cert in the file.  The Flood Cert Fee should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided
Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  25.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 755 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.86%

300931762	b957233f-3f8f-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of HOA Fees	Missing evidence of HOA dues for property #2 on the final loan application.	07/30/2018: See attached documentation of HOA fees for XXXXXXXX property. Thx, XX	08/07/2018: Lender provided verification of HOA fees. Exception cleared.
Reserves are higher than guideline minimum UW guides require 8 months reserves, loan qualified with 60 months reserves FICO is higher than guideline minimum UW Guides require 720 FICO, loan qualified with 790 FICO Years on Job Borrwer has 25 years on job

300931762	eefb7c20-478f-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided.
															07/30/2018: Business returns do not exist, borrower owns only 2% of XXXXXXXXXX XXX XXXX. Please clear, thx, XX	08/07/2018: Lender provided verification the borrower only had 2% ownership in business and minimal K1 income was not needed for qualification. Exception cleared.
Reserves are higher than guideline minimum UW guides require 8 months reserves, loan qualified with 60 months reserves FICO is higher than guideline minimum UW Guides require 720 FICO, loan qualified with 790 FICO Years on Job Borrwer has 25 years on job

300931762	aa45b12b-478f-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Balance Sheet	Missing XXXX and current Balance Sheet for business D on Schedule E Part II, wksht 6 of XXXX tax return.	07/30/2018: Balance sheet does not exist, borrower only owns 2% of partnership XXX firm. Please clear, thx XX	08/07/2018: Lender provided verification borrower only owns 2% of business. Exception cleared.
Reserves are higher than guideline minimum UW guides require 8 months reserves, loan qualified with 60 months reserves FICO is higher than guideline minimum UW Guides require 720 FICO, loan qualified with 790 FICO Years on Job Borrwer has 25 years on job

300931762	c9bb5f3a-478f-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing YTD Profit & Loss	Missing XXXX and current YTD Profit & Loss for business D on Schedule E Part II, wksht 6 of XXXX tax return.	07/30/2018: P&L's doe not exist; borrower owns only 2% of partnership XXX firm. Please clear, thx, XX	08/07/2018: Lender provided verification borrower only owns 2% of business. Exception cleared.
Reserves are higher than guideline minimum UW guides require 8 months reserves, loan qualified with 60 months reserves FICO is higher than guideline minimum UW Guides require 720 FICO, loan qualified with 790 FICO Years on Job Borrwer has 25 years on job

300931758	adfed279-4d03-4949-8695-c6c1c3a708a7	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	9/7/18-Appeal: Please find the attached the Funding Request Form indicating on page 2 that the lender has no affiliates. XX	09/10/2018: Lender provided Funding Request form indicating no affiliates. Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies
300931758	21c83c8c-6e3c-4f08-9046-0a04883cf16f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies
300931758	7d08b8e5-c42c-4d9f-a40b-e9b836aad8b1	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The WLSP corresponding to the initial LE dated XX/XX/XXXX is missing from the loan file. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300931757	62dbbb59-b299-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Evidence of Self Employment
The loan application indicated that the borrower was self-employed for 25 years. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. The loan file contained no verification of the borrower’s Business B, rendering the subject mortgage ineligible for delivery to the investor.
															8/17/18: Appeal: Please see attached Verification of self employment. XX	08/20/2018: Lender provided verification of self-employment. Exception cleared.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 804 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.05% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%

300931757	0435ffb9-b299-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Business Tax Returns	File is missing complete copy of XXXX tax form 1120 for Business A.
Attached is a complete copy of the XXXX 1120 for XXXXXX XXX which is the 1st business listed under Other Income for the Borrower on page 2 of the application.  8/17/18: Appeal: Business A is a partnership and would not have filed for tax form 1120. Form 1065 is already in the loan file submitted to XXXX. XX

09/11/2018: Lender provided complete XXXX 1120's. Exception cleared.08/20/2018: Lender responded Business A is a partnership which the 1065 is in the loan file. Audit confirmed the 1065 is in the loan file; however, the XXXX 1120 that is missing is for the first business listed for the Borrower page 2 of the application under Other Income.  The 1120 in the loan file is not complete, it is missing pages.  Exception remains.

FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 804 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.05% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%

300931757	2df992d7-b299-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Per Lender credit policy, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided.

9/11/18: Appeal. Please see attach XXXX & XXXX tax transcripts Schedule E (boxed) and tax returns Sch E XXXX & XXXX. These business income/loss are reflected on the 1040 transcripts. Signed business returns are not required. XX
8/21/2018: Personal transcripts satisfy business or personal tax return signature requirements.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 804 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.05% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%

300931757	eeff3568-b299-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Balance Sheet	Missing current XXXX Balance Sheet for Business A & B.
8/17/18: Appeal: The loan was qualified based on XXXX & XXXX tax returns and met the 24-month history of self employment. According to the guidelines, P& L and Balance Sheet are only required if the federal tax returns do not reflect the complete 24 months period; in this case tax returns reflect the full 24 months. XX

08/20/2018: Lender responded the loan qualified with 24 month self-employment history and P&L and Balance sheet are not required.  Audit confirmed the guidelines state P&L and Balance sheet are required for non-agency loans when the application date is 90 days after the end of the business fiscal year.  The application date is dated within 90 days of the business fiscal year.  P&L and Balance sheet are not required.  Exception cleared.

FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 804 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.05% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%

300931757	5c6d6e6e-b299-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Business A & B.
8/17/18: Appeal: The loan was qualified based on XXXX & XXXX tax returns and met the 24-month history of self employment. According to the guidelines, P& L and Balance Sheet are only required if the federal tax returns do not reflect the complete 24 months period; in this case tax returns reflect the full 24 months. XX

08/20/2018: Lender responded the loan qualified with 24 month self-employment history and P&L and Balance sheet are not required.  Audit confirmed the guidelines state P&L and Balance sheet are required for non-agency loans when the application date is 90 days after the end of the business fiscal year.  The application date is dated within 90 days of the business fiscal year.  P&L and Balance sheet are not required.  Exception cleared.

FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 804 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.05% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%

300931757	a6b42aa0-b299-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Final CD is missing “Contact Information” section.	09/05/2018: Please see attached	09/06/2018: Lender provided PCCD reflecting the contact information. Exception cleared.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 804 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.05% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%

300931755	b42ffc11-b869-44d5-8e76-a7d03ec67bfe	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	8/31/18 Appeal: Please see attachment which states lender had no Affiliates- Affiliated Business Disclosure not required. - XX	09/04/2018: Lender provided Funding Request Form indicating no affiliates. Exception cleared.08/09/2018: Finding deemed non-material, loan will be graded a B for all agencies
300931755	e2d39e8f-3f9f-4e26-b80e-4f795c21ca0b	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Incorrect rescission model – Same lender refinance requires form H-9	Same lender refinance transactions require for H-9.
8/15/18 - Appeal: The lender on the loan being refinanced is the same creditor, but there is no "new money". The Loan Amount $XXX,XXX is less than the sum of the (UPB) $XXX,XXX.XX + (INT) $XXX.XX + Borrower paid closing costs $XX,XXX.XX + (Other Fees) $X.XX = $XXX,XXX.XX. XX
08/17/2018: An H8 form is acceptable on a cash out refinance. Exception rescinded.
300931755	3dd1d3fd-0e9b-4c81-8b07-d02caf63a7d0	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Initial Escrow Account Disclosure	Missing Initial Escrow Disclosure	09/26/2018: Please see attached	09/27/2018: Lender provided initial escrow disclosure. Exception cleared.08/09/2018: Finding deemed non-material, loan will be graded a B for all agencies
300931754	9f418aa8-eba9-40de-865f-4ec0ab75d206	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure
9/11/18-Appeal: Please find the attached the Funding Request Form indicating on page 2 that the lender has no affiliates. XX 08/07/2018: Appeal: Please see attached copy of the Affiliated Business Disclosure-XX 08/07/2018

09/12/2018: Lender provided Funding Request form indicating no affiliates.  Exception cleared.08/09/2018: Lender provided a Privacy Policy and Information Sharing Notice; however, it indicates there are affiliates.  Lender did not provide the affiliated business disclosure.  Exception remains a non material finding, loan will be graded a B for all agencies.Finding deemed non-material, loan will be graded a B for all agencies

300931754	eae793e2-a279-4ea6-911b-bf0ff500f4af	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The address and License ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		10/5/2018: License ID not required per state guidelines. Condition Cleared
301027243	282b99eb-0984-4872-bb07-56af1a9a70ef	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	12/27/18 - Appeal. Funding Request Form indicates no affiliates. Please see attached. Located in CR file, pp 624-625 of 851
01/03/2019:  Audit reviewed Lender's rebuttal and original file.  Evidence no affiliates was provided.  Condition rescinded.12/21/2018: Finding deemed non-material, loan will be graded a B for all agencies

301027243	cc9e205d-e890-4ca2-b2c1-725fe9d892f6	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Incorrect rescission model – New creditor refinance requires form H-8	New creditor refinance transactions require form H-8.	Please see attached	01/11/2019: Lender provided the H-9 Right to cancel form, after reviewing the Title Commitment this is a same lender refinance. Exception rescinded.
301027243	59507be4-d402-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
															1/14/2019: Please see attached	01/14/2019: Received attestation Lender does not charge borrowers a flood cert fee. Condition cleared.12/18/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.
301027243	a1db1b93-61d6-4fc7-8496-b2614654ca40	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX  a month. The lender used the incorrect amount of $XXX.XX for the hazard insurance vs. the actual amount of $XXX.XX.  (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.
Please see attached
01/11/2019: Lender provided a post Closing CD, proof of delivery and letter of explanation, correcting the estimated taxes, insurance and assessments.  Exception cleared12/18/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.

301027242	bf860860-ded6-465e-b182-23ed5b12aac9	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	01-16—2019 Appeal Please see attached funding request for that the lender completed and stated they do not have any affiliates. XX	01/17/2019: Lender provided the Funding Request form evidenced no affiliated business. Exception cleared.01/03/2019: Finding deemed non-material, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.92% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 787 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.60 months reserves

301027242	7a0b0cc2-213b-41e9-96db-1e85a1e7503a	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and/or Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and/or a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided

01/30/2019:  Lender provided attestations they do not charge borrowers a Flood Cert fee and Credit Report fee.  Condition cleared. 01/03/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.92% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 787 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.60 months reserves

301027241	cdbd3412-f666-4334-ad7c-5cdb6a98bc0a	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit	1/12/2019: Attached is a copy of the Home Loan Toolkit and acknowledgement of receipt
01/14/2019: Received evidence Borrower was provided the Special Information Booklet/Home Loan Toolkit within 3 days of application date.  Condition cleared.12/19/2018:  Finding deemed non-material, loan will be graded a B for all agencies.

Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 183.42 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.81% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780

301027241	a10c9bd8-1068-4f3c-9b2e-79aad50c5881	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure	1/12/2019: Attached is a copy of the Homeownership Organization Counseling Disclosure
01/14/2019:  Received evidence Borrower was provided with the HUD Homeownership Counseling list of agencies within 3 days of application date.  Condition cleared.12/19/2018:  Finding deemed non-material, loan will be graded a B for all agencies.

Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 183.42 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.81% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780

301027241	38d9fc40-c116-4c45-93a7-cb76944d4d5e	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file. No Cure - Missing document not provided.	1/12/2019: Attached is a copy of the WLSP	01/14/2019: Received evidence Borrower was provided the WLSP within 3 days of application date. Condition cleared.12/19/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 183.42 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.81% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780

300931753	2501db0f-046b-40f9-b2e3-8df5cdadd3e0	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		07/31/2018: Lender provided Funding Request Form reflecting correspondent lender does not have any affiliates. Condition cleared. Finding deemed non-material, loan will be graded a B for all agencies
300931753	b4f18d58-df90-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Failure to provide proof of OFAC Search	OFAC search for the borrower is missing.	8/1/18: Appeal, page 13 of the attached XXXXXX report shows the OFAC is a Pass. XX
08/02/2018: Lender provided verification of OFAC search.  Exception cleared.07/31/2018: Audit reviewed credit report provided by lender however Alerts and Validations are not an official OFAC search. Condition remains.

300931753	46f25595-06f7-4e54-9078-8ada21e0f608	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State license number of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		07/31/2018: Audit reviewed and settlement agent license number is out of scope per SFIG. Condition rescinded.
301027240	fcc0bfed-4810-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Asset Documentation	Lender's guidelines require 2 months' consecutive bank statements. Loan file is missing one (1) month bank statement for bank account #3 on the final loan application. Additional conditions may apply.
1/14 Appeal - The XXXXXX XXXXXXXXX acct#XXX statement in file is a quarterly statement. Page one documents beginning balance on XX/XX and every month after ending on XX/XX. Consecutive quarterly statements would not be required. - XX
01/14/2019: After review of lender rebuttal and loan file, exception rescinded.
Years on Job Borrower has 5 years on job Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 49 months reserves LTV is lower than guideline maximum UW Guides maximum LTV of 85%, loan qualified with LTV of 57.69%

301027240	a59769b3-4810-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance
Evidence of property taxes and insurance for REO #3 on the final application not provided. File contains mortgage statement indicating escrows being collected.  Unable to determine of for taxes and insurance or collected for either taxes or insurance. Additional conditions may apply.

1/14 Appeal From Exception notes "File contains mortgage statement indicating escrows being collected" Insurance is also listed on the same Sch E. - XX1/11/2019: Appeal The tax amount for the requested property can be found on the XXXX Scd E in the amount of $XXXX - XX

01/15/2019: Lender provided property tax bill and audit confirmed escrow disbursements for taxes and insurance reflect on mortgage history letter. This documentation is deemed acceptable. Condition cleared.01/14/2019: Lender rebuttal indicates that the insurance amount is listed on Schedule E, however the insurance amount line is blank. The lender's rebuttal also indicates that the mortgage statement shows an escrow amount, the escrow amount listed on the mortgage statement is $XXX.XX, per the Schedule E the taxes were $XXXX, which is $XXX.XX per month, please provided evidence of insurance for REO #3, exception remains.01/12/2019: Lender provided same Schedule E for XXXX with Tax amount (Insurance is missing) and response "Appeal The tax amount for the requested property can be found on the XXXX Scd E in the amount of $XXXX - XX", however; please provide documentation for insurance amount or verification Taxes and Insurance are escrowed. Exception remains.

Years on Job Borrower has 5 years on job Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 49 months reserves LTV is lower than guideline maximum UW Guides maximum LTV of 85%, loan qualified with LTV of 57.69%

301027240	f11fa195-be11-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)	The Title-Reissues Loan fee in section C on final Closing Disclosure should be reflected in section K.
01/15/2019: Lender provided corrected post close CD dated XX/XX/XXXX however exception remains as non-material per SFIG guidance, loan will be graded a B for all agencies.Non-material per SFIG guidance, loan will be graded a B for all agencies.

Years on Job Borrower has 5 years on job Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 49 months reserves LTV is lower than guideline maximum UW Guides maximum LTV of 85%, loan qualified with LTV of 57.69%

301027240	7c83e149-4a10-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error	The Proceeds from HELOC in section H on final Closing Disclosure should be reflected in section K.
01/15/2019: Lender provided corrected post close CD dated XX/XX/XXXX reflecting proceeds from HELOC in section k however exception remains as non-material per SFIG guidance, loan will be graded a B for all agencies.Non-material per SFIG guidance, loan will be graded a B for all agencies.

Years on Job Borrower has 5 years on job Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 49 months reserves LTV is lower than guideline maximum UW Guides maximum LTV of 85%, loan qualified with LTV of 57.69%

301027237	c1c89891-1a02-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Failure to Verify Sale of Previous Property
File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close and/or reserves.

12/24/2018 Appeal: As stated on Underwriter calculation worksheet (pgs 1231-1234) the spreadsheet provides complete breakdown of income, assets, and complete explanation as to what document were used for the cash to close (pgs 741-762). It also explains that the loan file contains a LOX from the Borrower stating that the departing residence was for sale (Underwriter confirmed via XXXXXX search) but was going to be sold by the time loan closed. -XX
12/28/2018: Lender advised that departing residence was for sale but had not sold by the time loan closed. Exception cleared.
FICO is higher than guideline minimum UW Guides require a FICO of 740, loan qualified with FICO of 792. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income. Years Self Employed Borrower has 25 years Self Empoyed.

301027237	06eea122-c2ff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for property #1 and #2 on the final application not provided.
01/04/2019 Appeal: Credit Report (pgs 735-740) and a Credit Supplement (pgs802-803) were located in loan file confirming that that the mortgage payments included property taxes and insurance for: Property # 1 = XXXX-XXXX XXX XX (XXXXX XXXXXX and Specialized Loan) Property # 2 = XXX XXXXXXX XXXXXX (XXXXXXXXX). Please review attached supporting documents- XX12/24/2018 Appeal: XXXX is required to identify the properties in question by providing the addresses. Otherwise XXXXX is unable to correctly review the loan document (XXXXXXXXXXXXXXXXXXXX)- XX

01/04/2018: Lender provided credit supplement indicating the payment included taxes and insurance escrow amounts, exception rescinded.12/28/2018: Lender requested the addresses to go with property # 1 and 2.  Exception remains.

FICO is higher than guideline minimum UW Guides require a FICO of 740, loan qualified with FICO of 792. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income. Years Self Employed Borrower has 25 years Self Empoyed.

301027237	dcdb3d08-da02-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement signed and dated for Business A on Schedule E of XXXX tax return as required per guidelines.
01/02/2019 Appeal: XXXXXXXXXXXXXX at 100%: Income is positive but declining from XXXX to XXXX. No income considered for qualifying. Therefore, no further documentation is required. Please see attached support document.- XX 12/24/2018 Appeal: XXXX is required to identify the business "A" name to XXXXX. Otherwise XXXXXX is unable to correctly review the loan documents (XXXXXXXXXXXXXXXX)- XX

01/04/2018: Lender rebuttal indicates income from this business was not used in qualifying, exception rescinded.12/28/2018: Lender requested Business name.  Business A from the Tax returns is XXXXXXXX XXXXXX XXXXXXXX XXX.  Exception remains.

FICO is higher than guideline minimum UW Guides require a FICO of 740, loan qualified with FICO of 792. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income. Years Self Employed Borrower has 25 years Self Empoyed.

301027237	a9f679d3-da02-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).

12/24/2018 Appeal: No Credit Report nor Flood Certification fees were charge to the Borrower. Attached is the Mavent Report which also supports that no Credit Report nor Flood Certification fees were charge to the Borrower.- XX

01/14/2019:  Lender provided attestation they do not charge borrowers a flood cert or credit report fee.  Condition cleared.12/28/2018: Lender provided the Mavent report showing not credit report or Flood Certification fees were charged to the borrower, however an attestation is needed to clear.  Exception remains.12/18/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.

FICO is higher than guideline minimum UW Guides require a FICO of 740, loan qualified with FICO of 792. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income. Years Self Employed Borrower has 25 years Self Empoyed.

301027237	c80e5aa4-b754-457f-bcbc-06d6808a8284	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure - Missing Doc Not Provided.		01/14/2019: Received evidence of e-consent. Condition cleared.12/18/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require a FICO of 740, loan qualified with FICO of 792. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income. Years Self Employed Borrower has 25 years Self Empoyed.

301027236	034bac35-c502-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
Lender guidelines require a max DTI of 43.00%.  Due to the miscalculation of debts, the actual DTI is 43.31%. The lender did not include HOA and utilized a lower tax figure for REO #3 on the final application.

Appeal: The subject tax bill from XXXX shows a tax almost double the current taxes. In XXXX/XXXX the assessed value and taxes were reduced. XXXXX is including the property tax history along with the HOA fees which reflect a total of $XXX.XX ($X,XXX.XX tax / 12 = $XXX.XX, $X,XXX.XX annual club dues/12 = $XXX.XX). The HOA and tax history are attached for review. 12/27/2018 Appeal: XXXX is required to identify the properties in question by providing the address of the property. Otherwise XXXXX is unable to correctly review the loan document (XXXXXX.XXXXXX@XXXXX.XXX)- XX.

01/07/2019: Lender provided proof of HOA fees and proof of taxes for property #3, exception cleared.01/02/2019:  Per Lender’s request properties as follows: (1) XXX XX XXXXXXX (2) XXXX XXXXXXXXXX XXXXXX XXXX (3) XXX XXXX XXXXXXXXX XXXXXX XXX.

Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 40.80 months reserves Years Self Employed Borrower has been self employed 19 years. Disposable Income is higher than guideline minimum UW guides require $0.00 disposable income, loan qualified with $XX,XXX.XX disposable income.

301027236	08512654-ccff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Verification of Mortgage	Verification of 2nd mortgage payment for REO#1 on the final loan application is missing.
01/08/2019 Appeal: My apologizes- the correct pages are 2360-2361. Loan file contain documentation for the new heloc that provides the terms for the HELOC Attached a copy supporting documentation. Thank you - XX01/04/2019 Appeal: Verification of 2nd mortgage payment for REO#1 XXX XX XXXXXXXX was located on pages 1411-1416 of loan file. - XX12/27/2018 Appeal: XXXX is required to identify the properties in question by providing the address of the property. Otherwise XXXXX is unable to correctly review the loan document (XXXXXXXXXXXXXXXXXXX)- XX

01/10/2019: Lender provided the HELOC agreement for REO #1.  Exception cleared.01/07/2019: Lender provided rebuttal that the verification of the KHELOC payment was on pages 1411-146 of the loan file, this is the first mortgage payment not the HELOC payment, exception remains.01/02/2019:  Per Lender’s request properties as follows: (1) XXX XX XXXXXXX (2) XXXX XXXXXXXXXX XXXXXX XXXX (3) XXX XXXX XXXXXXXXX XXXXXX XXX.

Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 40.80 months reserves Years Self Employed Borrower has been self employed 19 years. Disposable Income is higher than guideline minimum UW guides require $0.00 disposable income, loan qualified with $XX,XXX.XX disposable income.

301027236	f62d0b9b-cdff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of HOA Fees	Missing evidence of HOA dues for properties #1 and #3 on the final loan application.
01/04/2019 Appeal: Please review the supporting documents that show that the HOA fees as part of the PITIA included in the debt to ratio.- XX 12/27/2018 Appeal: XXXX is required to identify the properties in question by providing the address of the property. Otherwise XXXXX is unable to correctly review the loan document (XXXXXXXXXXXXXXXXXXXXX)- XX

01/07/2019: Lender provided proof of HOA Dues for property #1 and Property #3, exception cleared.01/02/2019:  Per Lender’s request properties as follows: (1)  XXX XX XXXXXXX (2) XXXX XXXXXXXXXX XXXXXX XXXX (3) XXX XXXX XXXXXXXXX XXXXXX XXX.

Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 40.80 months reserves Years Self Employed Borrower has been self employed 19 years. Disposable Income is higher than guideline minimum UW guides require $0.00 disposable income, loan qualified with $XX,XXX.XX disposable income.

301027236	42f2fd14-ceff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Finding deemed non-material, loan will be graded a B for all agencies.
1/15/2019: Please see attached12/27/2018 Appeal: The Lender did not require the flood cert fee to charged and supported by all the LE's, DRIVE report (1920-1948), the Settlement HUD 1 (2276- 2277)
01/16/2019: Review of the document provided by the client indicates that the Flood Cert Fee was lender paid, as such it should be disclosed on the Final Closing Disclosure in Section B under the "Paid by Others" column, the finding remains non-material per SFIG guidance, loan will be graded a B for all agencies. Provide corrected CD and letter of explanation to the borrower.01/02/2019:  Audit reviewed Lender’s rebuttal and disagrees.  Unless the Lender provides an attestation that they pay the flood cert fee as a subscription so there is no fee per transaction the finding remains non-material per SFIG guidance, loan will be graded a B for all agencies.Non-material per SFIG guidance, loan will be graded a B for all agencies

Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 40.80 months reserves Years Self Employed Borrower has been self employed 19 years. Disposable Income is higher than guideline minimum UW guides require $0.00 disposable income, loan qualified with $XX,XXX.XX disposable income.

301027235	f8674493-0e41-4a0b-a5be-9ad31f36ac3a	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	1/10/2019: -Appeal: Attached please find the Funding Request Form which confirms there are no affiliates. XX	01/11/2019: Lender provided funding request form verifying Broker has no affiliates. Exception cleared.01/03/2019: Finding deemed non-material, loan will be graded a B for all agencies
301027233	53d57896-fafe-e811-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns
Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years.  Page 2 of the prior two years returns were not provided.

12/28/2018:  Appeal. The subject loan is a Correspondent loan wherein Correspondent Bulletin CB-18-04 dated XXXXXX XX,XXXX states, Signed Tax Returns-Non-Agency: The Tax Transcript requirements for income documentation topic will be revised to allow the use of IRS tax transcripts as an alternative to requiring the borrower's signature on personal or business tax returns to document qualifying income for Non-Agency transactions
01/03/2019: The client has provided updated guidance stating that Personal Transcripts satisfy the requirements for signatures on both Business and Personal tax returns. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  228 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.3% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801

301027233	98c09e52-aeff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a “S” corporation, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Page 1 and signed business returns for the prior two years were not provided.

12/28/2018:  Appeal. The subject loan is a Correspondent loan wherein Correspondent Bulletin CB-18-04 dated XXXXXX XX, XXXX states, Signed Tax Returns-Non-Agency: The Tax Transcript requirements for income documentation topic will be revised to allow the use of IRS tax transcripts as an alternative to requiring the borrower's signature on personal or business tax returns to document qualifying income for Non-Agency transactions
01/03/2019: The client has provided updated guidance stating that Personal Transcripts satisfy the requirements for signatures on both Business and Personal tax returns. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  228 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.3% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801

301027233	16fb7a28-6d04-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Balance Sheet	Missing current XXXX Balance Sheet for Business A on Schedule E Part II of XXXX tax return.	12/28/2018: See attached Non-Agency Guidelines which indicate a Balance Sheet is not required
01/15/2019: Updated guidance, Balance sheet and P&L are not required in guidelines when personal bank statement cover a 24 month period.  XXXX overlays should not override XXXXX G/L's.  Exception cleared.01/09/2019: Pending management review

Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  228 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.3% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801

301027233	cd70337b-6d04-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Business A on Schedule E Part II of XXXX tax return.	12/28/2018: See attached Non-Agency Guidelines which indicate a P&L is not required
01/15/2019: Updated guidance, Balance sheet and P&L are not required in guidelines when personal bank statement cover a 24 month period.  XXXX overlays should not override XXXXX G/L's.  Exception cleared.01/09/2019: Pending management review

Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  228 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.3% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801

301027233	4a6adf5b-01ed-4618-9a6a-d58a34fa9c9a	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	01/04/2019: Funding Request Form shows no affiliates	01/09/2019: Received evidence no affiliates. Condition cleared.12/21/2018: Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  228 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.3% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801

300931749	9a3a0ca9-8d6b-4944-8faa-a5f040d96c75	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower & co-borrower. No Cure.
9/26/18 Appeal - see attached E-consent. XX  7-25-18 APPEAL, All application disclosures were E-Signed by the borrowers, this is considered proof that the borrowers consented to receive electronic disclosures as the borrowers would not have received and signed this document unless they gave their consent

09/27/2018: Lender provided verification of e-consent.  Exception cleared.08/07/2018:  Audit reviewed lender’s rebuttal and disagrees.  Finding remains a B rating.Finding deemed non-material, loan will be graded a B for all agencies.

301027232	aee86b7d-ff01-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		Rescinded as the 1008 was located in file.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.30 months reserves  Years in Field Borrower has 23 years in same line of work FICO is higher than guideline minimum UW Guides require 740 FICO, loan qualified with 773 FICO

301027232	e4e1643a-1002-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Advisory Finding 1	Lender guidelines require a max DTI of 43%, exception provided for a DTI > 43%		Exception not required to meet guidelines. Audit reflects a DTI of 42.79%, all guideline requirements met without exception
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.30 months reserves  Years in Field Borrower has 23 years in same line of work FICO is higher than guideline minimum UW Guides require 740 FICO, loan qualified with 773 FICO

301027232	c3eb9b76-6475-49b0-85e8-481e3511e19b	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Certification was not reflected in section B of the Closing Disclosure despite evidence of a credit report and flood cert in the file. The Credit Report Fee and the Flood Certification Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
															01/14/2019: Please see attached	01/14/2019: Lender provided attestation for this loan. Exception cleared. 12/17/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.30 months reserves  Years in Field Borrower has 23 years in same line of work FICO is higher than guideline minimum UW Guides require 740 FICO, loan qualified with 773 FICO

301027228	455dfca8-4910-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Appraisal Completion Certificate (442)	The home was not completed at the time of the last inspection with an escrow holdback for the list of exterior items to be completed after the subject loan closed.	1/11/2019: Attached please find the Final Inspection (442) which is also located on page 1005 of the initial PDF loan file provided. XX
01/28/2019: Lender provided 442 verifying completion for the escrow hold back. Exception cleared.01/12/2019: Lender provided same Appraisal Completion report, however; the Appraisal Completion report and CD verifies escrow hold back for items to be completed. Exception remains.

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 757 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.14% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26.90 months reserves

301027227	c2154d99-0211-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Failure to Obtain Required Documentation	The file is missing evidence of the PITI for REO # 2 as reflected on the loan application as required by Lender guidelines.	1/11/19 Appeal: The attached Schedule K-1 verifies the rental loss for REO #2. This meets DU requirements. - XX
01/12/2019: Lender provided same K1 verifying REO # 2 included in loss and response "The attached Schedule K-1 verifies the rental loss for REO #2. This meets DU requirements. - XX" Exception rescinded.

CLTV is lower than guideline maximum Lender guidelines allow a maximum CLTV of 85%, loan qualified with a CLTV of 77% FICO is higher than guideline minimum Lender quidelines allow a minimum FICO of 740. loan qualified with a FICO of 790 Reserves are higher than guideline minimum Lender guidelines required 6 motnhs reserves, loan qualified with 245.10 months of reserves.

301027227	6f31c726-15b1-4e1f-a3b0-f9b672b7d2c8	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	1/11/19 Appeal: Please see attachment which states lender had no Affiliates- Affiliated Business Disclosure not required. – XX	01/12/2019: Lender provided funding request form verifying Broker has no affiliates. Exception cleared.01/05/2019: Finding deemed non-material, loan will be graded a B for all agencies
CLTV is lower than guideline maximum Lender guidelines allow a maximum CLTV of 85%, loan qualified with a CLTV of 77% FICO is higher than guideline minimum Lender quidelines allow a minimum FICO of 740. loan qualified with a FICO of 790 Reserves are higher than guideline minimum Lender guidelines required 6 motnhs reserves, loan qualified with 245.10 months of reserves.

301027227	d5e7f2f0-7122-47f0-afc7-c927d1b3d970	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and the co-borrower. No Cure - Missing Doc Not Provided.	1/11/19 Appeal: The attached Disclosure Tracking Summary verifies e-consent was received XX/XX/XXXX. - XX	01/12/2019: Lender provided e-consent. Exception cleared.01/05/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies
CLTV is lower than guideline maximum Lender guidelines allow a maximum CLTV of 85%, loan qualified with a CLTV of 77% FICO is higher than guideline minimum Lender quidelines allow a minimum FICO of 740. loan qualified with a FICO of 790 Reserves are higher than guideline minimum Lender guidelines required 6 motnhs reserves, loan qualified with 245.10 months of reserves.

301027226	1ea4177f-a50f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file.	1/9/19 Appeal: Located in XXXXX XXXX Trailing docs. For your convenience, I have re-attached CDA/Field review with acceptable value supporting document for your review and rescission	01/11/2019: A CDA provided, prior to underwriting, reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared
300931744	52768fc6-7a93-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the final Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the final Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
301027225	8650a264-a403-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Employment Verification
The loan application indicated that the borrower was self-employed for 15 years. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. Missing verification of employment for businesses A, B, and D on Statement 14 of XXXX tax return.

12/28/2018:  Appeal: The K-1's in the loan file show the borrower is a less than 25% owner of all the businesses on the tax return. Income is taken from two of the partnerships - XXXXXXXXX XXXX XXXX and XXXXXXXXXXX XXXXXX XXXXX. A written VOE was provided for each of the jobs on page 55 and page 378 of the full file download in XXXXXXXXX.

01/03/2019:  Audit reviewed Lender’s rebuttal and original file.  Borrower’s ownership in businesses: (A) 1.9% (B) 9% (D) 9%.  Documentation provided in addition to K-1s:  WVOE for Business A, dated within 10 days of note date.  WVOE for Business B, dated within 30 days of note date.  VVOE for Businesses A, B & D, dated within 10 days of note date.  Verification of all business with Secretary of State provided, however, not required since borrower is not considered self-employed.  Business tax returns, P&L Statement, Balance Sheet & CPA letter not required.  Condition rescinded.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.65% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 794 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 27.60 months reserves

301027225	d4be9e7a-1105-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing Executed Business Returns	Tax return for businesses A, B, and D on Statement 14 of XXXX tax return is missing from the loan file. Business returns must be signed and dated. Additional conditions may apply.
12/28/2018:  Appeal: The borrower's K-1's show that he is a les than 25% owner of XXXXXXXX XXXXXXXXX, XXXXXXXXX  XXXXXX, and XXXXXXX businesses. Therefore business returns were not required for the Partnerships

01/03/2019:  Audit reviewed Lender’s rebuttal and original file.  Borrower’s ownership in businesses: (A) 1.9% (B) 9% (D) 9%.  Documentation provided in addition to K-1s:  WVOE for Business A, dated within 10 days of note date.  WVOE for Business B, dated within 30 days of note date.  VVOE for Businesses A, B & D, dated within 10 days of note date.  Verification of all business with Secretary of State provided, however, not required since borrower is not considered self-employed.  Business tax returns, P&L Statement, Balance Sheet & CPA letter not required.  Condition rescinded.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.65% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 794 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 27.60 months reserves

301027225	d241dff1-a303-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing Balance Sheet	Missing current XXXX Balance Sheet for businesses A, B, and D on Statement 14 of XXXX tax return
12/28/2018:  Appeal: The borrower's K-1's show that he is a les than 25% owner of XXXXXXXX XXXXXXXXX, XXXXXXXXX  XXXXXX, and XXXXXXX  businesses. Therefore balance sheets were not required for the Partnerships.

01/03/2019:  Audit reviewed Lender’s rebuttal and original file.  Borrower’s ownership in businesses: (A) 1.9% (B) 9% (D) 9%.  Documentation provided in addition to K-1s:  WVOE for Business A, dated within 10 days of note date.  WVOE for Business B, dated within 30 days of note date.  VVOE for Businesses A, B & D, dated within 10 days of note date.  Verification of all business with Secretary of State provided, however, not required since borrower is not considered self-employed.  Business tax returns, P&L Statement, Balance Sheet & CPA letter not required.  Condition rescinded.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.65% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 794 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 27.60 months reserves

301027225	47fa27f4-1105-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for businesses A, B, and D on Statement 14 of XXXX tax return
12/28/2018:  Appeal: The borrower's K-1's show that he is a les than 25% owner of XXXXXXXX XXXXXXXXX, XXXXXXXXX  XXXXXX, and XXXXXXX  businesses. Therefore a profit & loss was not required for the Partnership businesses.

01/03/2019:  Audit reviewed Lender’s rebuttal and original file.  Borrower’s ownership in businesses: (A) 1.9% (B) 9% (D) 9%.  Documentation provided in addition to K-1s:  WVOE for Business A, dated within 10 days of note date.  WVOE for Business B, dated within 30 days of note date.  VVOE for Businesses A, B & D, dated within 10 days of note date.  Verification of all business with Secretary of State provided, however, not required since borrower is not considered self-employed.  Business tax returns, P&L Statement, Balance Sheet & CPA letter not required.  Condition rescinded.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.65% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 794 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 27.60 months reserves

301027225	5d4c8964-9a81-491f-b2ab-5769c5f96dac	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure
12/28/2018:  Appeal: The Funding Request form in the loan file states that the originator does not have any business affiliates. The Funding Request form is on pages 377-378 of the full file PDF in XXXXXXXXX.

01/03/2019:  Audit reviewed Lender's rebuttal and agrees. Evidence no affiliates located on page 361.  Condition rescinded.  12/21/2018:  Finding deemed non-material, loan will be graded a B for all agencies

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.65% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 794 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 27.60 months reserves

301027221	debbc0f8-5114-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of tax and insurance for property #2 and #3 on the final application was not provided. Additional conditions may apply.
01/24/2019:  Previously provided was a copy of the mortgage statement for XXX X XXXXXX XXXX which indicates the monthly escrow amount was $XXX.XX. Attached is a copy of the tax bill for this property which indicates the annual taxes are $XXXX.XX or $XXX.XX/mo. The remaining escrow amount of $XXX.XX ($XXX.XX – XXX.XX) is the monthly insurance amount. Regarding the property located at XXX XXXXXXXXX XX, we have attached a copy of the mortgage statement and tax bill. The mortgage statement indicated the monthly escrow is $XXX. The tax bill indicates the annual taxes are $XXXX.XX or $XXX.XX/mo. The remaining escrow of $XXX.XX ($XXX - $XXX.XX) is the monthly insurance amount - XX  01/16/2019: Property #2 and #3 are located at XXXX XXXXXX and XXX X XXXXXXX XXXX. The following documents are located in the PDF file on Page #64, 483, 1357 and 1358 to support the taxes and insurance for each property. It should be noted the property taxes and insurance are escrowed for the property located at XXX X XXXXXXX XX.

01/25/2019:  Received evidence of taxes for REO #2 & #3.  Taxes are less than amount escrowed.  It is acceptable to apply the difference to insurance.  Condition cleared.01/17/2019: Lender provided Taxes and Insurance for XXXX XXXXXX and mortgage statement for XXX XXXXXXX, however; mortgage statement for XXX XXXXXX does not specify taxes and Insurance are escrowed and missing evidence of Taxes and Insurance for XXX XXXXXXXXXX. Exception remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 7.06% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 4,206.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767

301027221	2b1d3672-c651-4138-9f4d-b8afbe625a3c	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee, and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee, and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.

01/31/2019:  Lender provided attestation they do not charge borrowers a credit report or flood cert fee.  Condition cleared.01/09/2019:  Non-material per SFIG guidance, loan will be graded a B for all agencies.

DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 7.06% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 4,206.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767

300931742	602f2f29-a60e-4f81-82ae-0c296085a8d7	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	8-11-18 APPEAL, Providing funding request which shows the lender has no affiliates. /XX	08/14/2018: Lender provided funding request form indicating no affiliates. Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies
300931742	21516244-9a01-46a1-adf7-8de7254befcf	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $X,XXX.XX for the taxes vs. the actual amount of $XXX.XX.  Provide re-disclosed CD and letter of explanation.

8-22-18 Appeal: State law requires reappraisal upon change in ownership. Previous taxes were based on a XXXK assessment. Property appraised for X,XXX,XXX. PCOR in file. Lender used factor of .0125 to determine amount of taxes to disclose which is acceptable for XX per XXXXX policy. -XX

08/24/2018: Lender provided response "State law requires reappraisal upon change in ownership. Previous taxes were based on a XXXK assessment. Property appraised for X,XXX,XXX. PCOR in file. Lender used factor of .0125 to determine amount of taxes to disclose which is acceptable for XX per XXXXX policy". Verified. Exception rescinded.

301027219	1fed0881-ef02-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The Final 1008 is missing from the loan file	12/24/18-Please find the 1008 for this loan attached. It is also available in the scanned documents on page 644 of the uploaded file. XX	12/28/2018: Lender advised final 1008 is in file. Exception rescinded.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.98% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 733

301027218	5e060db4-1a41-49c8-baeb-eb67ed28d647	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit	1/15/19-Appeal: Please find the Home Loan Toolkit acknowledgement for this loan attached. XX	01/16/2019: Lender provided verification borrowers received Home Loan Tool Kit. Exception cleared.01/07/2019: Finding deemed non-material, loan will be graded a B for all agencies
301027217	b10f6ac6-a112-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file.	1/9/19 Appeal: Located in XXXXX XXXX Trailing docs. For your convenience, I have re-attached CDA/Field review with acceptable value supporting document for your review and rescission. Thanks !! XX	01/11/2019: lender provided a copy of the CDA value. Exception cleared.
301027216	4c93f5f3-cc39-4bf5-8938-b4ac0e5c9af1	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower. No Cure
01/21/2019:  Received evidence of e-consent.  Condition cleared.01/09/2019: Lender provided Disclosure Tracking for Home Loan Toolkit and other disclosure, no evidence of E Consent provided. Exception remains as non-material per SFIG guidance, loan will be graded a B for all agencies.Non-material per SFIG guidance, loan will be graded a B for all agencies

300931741	5864e0df-bef7-453f-b946-85c3740a2791	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	8/8/18 - Appeal: See attached copy of the Funding Request Form showing Lender has not affiliates. XX	08/10/2018: Lender provided funding request form indicating no affiliates. Exception cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies
300931741	40d5d423-ddd5-4819-8b7b-21097a92ac64	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $X,XXX.XX for the taxes vs. the actual amount of $XXX.XX. Provide re-disclosed CD and letter of explanation.

8-27-18 Appeal: State law requires reappraisal upon change in ownership. Previous taxes were based on a XXXK assessment. Sales price is X,XXX,XXX. Lender used factor of .0125 to determine amount of taxes to disclose which is acceptable per XXXXX policy. -XX

08/28/2018: Lender responded "State law requires reappraisal upon change in ownership. Previous taxes were based on a XXXK assessment. Sales price is X,XXX,XXX. Lender used factor of .0125 to determine amount of taxes to disclose which is acceptable per XXXXX policy." - exception cleared.

301027215	b6fbbe7f-0703-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Asset Documentation	Lender's guidelines require 2 months, most recent consecutive bank statements. The loan file is missing the most recent 2 consecutive months bank statements.
01/02/2019: Attached are the XXXXX XXXXXX XXXX statements for accounts ending in #XXXX, #XXXX and #XXXX. The statements reflect transaction histories from XX/XX/XXXX to XX/XX/XXXX, with some overlapping. The statements and transaction history printouts were located on pages 196-199, 1016-1019, 1024-1025, 1045-1048, 2341-2345, and 2349-2352 of the loan file in CR.
01/04/2019: Lender provided bank statements which were also found in the loan file. Exception rescinded.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.94% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  54.00 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 753

301027215	fc39318e-2f02-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/15/2019: Please see attached
01/28/2019:  Lender provided attestation they do not charge borrowers a flood cert fee.  Condition cleared.01/16/2019: Client provided e-mail from lender indicating that no flood cert fee was charged to the borrower, however it does not indicate if the fee was paid by another entity, in which case it should be disclosed in the Paid by Others column of Section B, or it was absorbed as a cost of doing business, exception remains non-material per SFIG guidance, loan will be graded a B for all agencies.Non-material per SFIG guidance, loan will be graded a B for all agencies.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.94% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  54.00 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 753

301027214	b1408c18-2610-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the final CD despite evidence of a flood cert in the file.  The Flood Cert Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Provide corrected CD and LOE to the Borrower.

1.14.19 Appeal. Please see attached attestation from the Correspondent, XXXXXXXX XXXX XXXXX that they did not charge the borrower with the flood cert as they have elected not to pass on to the borrower. XX

01/14/2019: Client provided attestation from lender that they do not charge the borrower a flood cert fee, exception cleared.01/04/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.

300931740	4d168f19-786a-47c3-aafb-bb5887210f52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	7/27 Appeal-Attached please find the Correspondent Funding Request Form which states on page 2, there are no Affiliated Business Relationships, please rescind XX	07/31/2018: Lender provided funding request form reflecting no affiliates. Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies
300931737	65f59316-cb89-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal and mortgage.
8/24/18 - Appeal. XXXX Country tax assessor website will allow either RXXXXXX or XX-XXXX-XXXX-XXXXX-X. All appraisals must identify the legal description of the property in order to satisy USPAP. The tax account number is a legal description that is unique to that property. Please see attached. If issue remains, please provide cited compliance standard. (XX)
08/27/2018: Lender provided documentation that the RXXXXXX or XX-XXXX-XXXX-XXXXX-X are for the same property. Exception cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 63.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.51% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768

300931737	44b83603-4c41-4414-bf45-5517dd79c11f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file.	8.19.18 Appeal. Please see attached Funding Form from XXXXXXXXXXXX XXXXXXXXXX, advising they have no affiliates. XX	08/20/2018: Lender provided funding request form indicating no affiliates. Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 63.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.51% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768

300931737	fdea8871-57cc-4703-96cf-fd3950a97942	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification fee and a Credit Report Fee was not reflected in section B of the Loan Estimate despite evidence of a Flood Certificate and a Credit Report Fee in the file. Flood Certification fee and a Credit Report Fee  should be disclosed in section B of the Loan Estimate or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 63.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.51% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768

300931737	07fded33-f889-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The Estimated Taxes, Insurance & Assessments section on the final Closing Disclosure is missing the explanation HOA for the field Other.
9-1-18 APPEAL, Per the contract in the file, the HOA was not in effect at the time of the loan closing and would not be until so unknown time in the future, so therefore the HOA fees were not applicable. XX
09/04/208: Lender provided Title contract verifying HOA is not in effect until 5 homes are completed (XXXX). Exception cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 63.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.51% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768

300931736	67d0e2c9-cc8e-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE for both borrower's are greater than 10 days prior to note date
8/22/18: Appeal: Please see attached VVOE for both Borrower and Co-borrower. The VVOE was completed on XX/XX/XXXX which is well within the 10 business days prior to Note date of XX/XX/XXXX. The 10 business days do not include Saturdays and Sundays. XX

08/24/2018: Lender provided VVOE and response "Please see attached VVOE for both Borrower and Co-borrower. The VVOE was completed on XX/XX/XXXX which is well within the 10 business days prior to Note date of XX/XX/XXXX. The 10 business days do not include Saturdays and Sundays". Exception rescinded.

Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with  50.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.92% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 792

300931736	3554d903-f58e-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Insufficient asset documentation in file - assets do not cover closing costs	Verified liquid assets of $XX,XXX.XX less cash to close $XXX,XXX.XX results in $XX,XXX.XX shortage of verified liquid funds to close.
08/10/2018: Appeal: Liquidation is not required for your retirement and investment accounts and according to the asset guidelines any funds used to meet reserve requirements are acceptable since the retirement account provide evidence the terms of the retirement plan show the borrower is allowed to make withdrawals regardless of current employment status. Please note: The loan required Liquid assets $XXX,XXX.XX (Liquidation IS NOT required for your retirement and investment accounts) =Total required amount $XXX,XXX.XX, and verification of assets $XXX,XXX.XX -XX XX/XX/XXXX 08/05/2018:  Appeal: Please see attached verified liquid assets: Investment: XXXXXXXXXXXXXXXXXX Acct XXXXX  $XX,XXX.XX Retirement:  XXXXXXXXXXXXXXXXXX Acct XXXXX $XXX,XXX.XX, Investment:  XXXXXXXXXXXXXXXXXXXXXXXXXX  Acct XXXXXX $X,XXX.XX, Retirement: XXXXXXXXXXXXXXXXXXXX  Acct XXXXX $XXX,XXX.XX

08/14/2018: Lender provided asset verification.  Exception cleared.08/07/2018:  Liquid asset calculation XXXX$XX,XXX.XX + $XX,XXX.XX + $XX,XXX.XX XXXXXXXXXXXXX $X,XXX.XX = $XX,XXX.XX.  Additional assets XXXXXXXXXXXXX #1053 non-qualified $XX,XXX.XX @ 70% $XX,XXX.XX + XXXXXXIRA XXXXX $XXX,XXX.XX  60% $XXX,XXX.XX + XXXXX IRA $XXX,XXX.XX @ 60% $XXX,XXX.XX + XXXXX IRA $X,XXX.XX @ 60% $X,XXX.XX.  Condition remains.

Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with  50.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.92% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 792

300931736	0ebe9aef-cd8e-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	08/13/2018: Appeal: Please see attached funding request form which is acceptable for TPO loans- XX XX/XX/XXXX	08/14/2018: Lender provided verification of rate lock date. Exception cleared.
Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with  50.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.92% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 792

300931736	d85bf03f-9907-48c0-b60a-59dd910eaef1	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower & co-borrower. No Cure.	08/05/2018: XXXXXXXXXXXXXXXX) which requires E-Consent for the document to be opened. Please see attached supporting documents	08/07/2018: Received evidence of E-consent. Condition cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with  50.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.92% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 792

301027212	3e2b4ff1-a0ff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	01/03/2019: APPEAL: See attached Funding Request form supporting TPO had no affiliates. XX	01/07/2019: Lender provided Finding Request form, exception rescinded.12/19/2018: Finding deemed non-material, loan will be graded a B for all agencies.
301027212	ddd8cf3d-b327-4939-a185-4e211b3b50fc	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure reflects the Finance Charge as $XXXXXX.XX vs. actual Finance Charge of $XXXXXX.XX. An under disclosure of $XXXX.XX which exceeds the $XXX allowable tolerance for Purchase Transactions. The loan file is missing an itemization of the general lender credit. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.
															1/7/2019: APPEAL: See attached proof of Lender paid fees	01/10/2019: Received evidence of Lender credit applied to APR fees. Recalculated finance charge reflects a difference of $XX.XX which is acceptable. Condition cleared.
301027212	6ecbdc20-4542-43ca-a51f-d9a16df7e876	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $XXX variance/threshold for Purchase Transactions. The Closing Disclosure reflects an Amount Financed of $XXXXXX.XX vs. actual $XXXXXX.XX an over disclosure of $XXXX.XX. The loan file is missing an itemization of the general lender credit. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
1/7/2019: APPEAL: See attached proof of Lender paid fees
01/10/2019:  Received evidence of Lender credit applied to APR fees.  Recalculated finance charge reflects a difference of $XX.XX which is acceptable.  Condition cleared.12/19/2018:  Non-material per SFIG guidance, loan will be graded a B for all agencies.

301027210	9609b29c-c3b6-43fe-8aa6-b872a9742870	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		01/21/2019: Received evidence no affiliates. Condition cleared.01/04/2019: Finding deemed non-material, loan will be graded a B for all agencies
CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80.00% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.93% Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 29.20 months reserves

301027210	454d1f8b-95ca-49f6-bfa2-0608f9fa7e6d	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.
01/21/2019: Audit reviewed lender’s rebuttal, document provided and original loan file.  Evidence the Borrower received the Special Information Booklet/Home Loan Toolkit within 3 days of application date located on page 1048.  Condition rescinded.01/04/2019:  Finding deemed non-material, loan will be graded a B for all agencies

CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80.00% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.93% Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 29.20 months reserves

300931734	753b631e-a885-4af5-afd1-290a48ea2dea	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	10/1/18 Appeal- see attached LOE from correspondent as well as Funding Request from with affiliate information.	10/02/2018: Received evidence Lender has no affiliates. Condition cleared.Finding deemed non-material, loan will be graded a B for all agencies
300931733	cf6464ac-3990-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Hazard Insurance Declaration	Hazard insurance declaration in file reflect effective date one (1) after the funding date. Effective date needs to be on or before the funding date.		10/18/2018: Hazard insurance in effect at disbursement. Condition rescinded. Finding deemed non-material, loan will graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.18% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 168.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 787

300931733	124f8ee9-6918-4316-b4d9-95a7c4004411	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure
															8-21-18 APPEAL, Providing evidence that the borrower received the initial CD on XX/XX/XXX. /XX	08/24/2018: Lender provided evidence Initial CD was received, exception cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.18% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 168.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 787

300931733	06450a3a-3a90-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Closing Disclosure document error	The final losing Disclosure in file Section H Home Warranty fee missing the word "Optional" at the end.	08/03/2018: See attached addendum to the sales contract which indicates the Home Warranty was required; therefore "Optional" would not apply for this specific loan
08/06/2018: Lender responded home warranty was part of the purchase contract and was not optional.  Audit confirmed the home warranty was a requirement of the purchase contract.  Exception cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.18% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 168.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 787

300931731	84ef93f3-4ee8-4b37-b2d3-9eca613bf281	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
Non-material per SFIG guidance, loan will be graded a B for all agencies
300931731	f9ea0025-1594-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
Non-material per SFIG guidance, loan will be graded a B for all agencies
301027209	0ba85312-6c17-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.
01-11-2019 Appeal. Please see attached funding form that identifies the date of application as XX/XX/XXXX (Friday). It also identifies this as the date of the last rate lock. The initial LE was issued on XX/XX/XXXX (Tuesday) and shows the rate was locked until XX/XX/XXXX. The loan closed on XX/XX/XXXX. XX
01/12/2019: Lender provided Funding Request Form with evidence of rate lock date, exception cleared,
301027208	faabdb6a-86a1-4469-a488-17be5947951d	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	1-10-19 APPEAL, Providing Funding Request Form which shows the lender has no affiliates. /dp	01/11/2019: Lender provided funding request form verifying Broker has no affiliates. Exception cleared.01/04/2019: Finding deemed non-material, loan will be graded a B for all agencies
301027208	9bee4a5b-6610-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the final CD despite evidence of a flood cert in the file. The Flood Cert Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Provide corrected CD and LOE to the Borrower.
															1-11-19 APPEAL, Providing attestation as to borrower not charged a flood cert fee	01/14/2019: Received attestation that the Lender does not charge the borrowers a flood cert fee. Condition cleared.01/04/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies
301027208	25dcbd26-c612-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Recording Fees reflected in Section E of the final Closing Disclosure are not itemized.
01/21/2019:  Received explanation letter and post consummation CD itemizing recording fees.  Condition cleared.  Loan will be rated a B.01/04/2019:  Non-material per SFIG guidance, loan will be graded a B for all agencies

301027208	be5a376a-6610-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		01/14/2019: Updated direction given, missing Settlement Agent license ID is non-material. Finding downgraded. Non-material finding, loan will be graded a B for all agencies.
301027208	8b173e6b-cdc1-48b1-8a69-a1d91fdcf367	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower. No Cure	1-12-19 APPEAL, Providing borrowers E-Consent	01/14/2019: Received evidence of e-consent. Condition cleared.01/04/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.
300931724	b1d3f4b2-37ae-4354-a0d6-02589fcdb5dc	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification fee was not reflected in section B of the Closing Disclosure despite evidence of a Flood Certificate in the file. A flood Certification fee Report should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300931724	ebf12413-2f90-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)
The Final Closing disclosure reflects charges for Title Courier, Title Endorsement, Title Lender's Insurance, Title loan Tie-in fee, Title Notary fee, Title Recording Services, Title Settlement in Section B. The Borrower selected their own service provider. Those fees should be reflected in Section C. Provide corrected CD and LOE to the Borrower.
															07-31-2018 Appeal – Borrower did not shop, he selected the XXXXXXXX title office that was listed on the SSPL. Please see attached. Please re-evaluate. XX	08/01/2018: Audit reviewed lender's response and agrees. Condition rescinded. Non-material per SFIG guidance, loan will be graded a B for all agencies
301027203	85ea9371-1505-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	General Credit Exception	The Lender's guidelines do not allow use of gift funds to payoff debt on a cash out refinance. Exception provided as gift funds is due to an inheritance		12/13/2018: Lender exception in file allowing for use of gift funds to payoff debt on a cash out refinance.
Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income   FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 12.20 months reserves

301027203	867cf3be-1405-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Insufficient credit history
The Lender's guidelines require 7 years seasoning after a short sale.  Per the credit report the short sale took place on XX/XXXX, which is less than the minimum requirement. Exception provided for short sale being < 7 years from the date of the note
12/13/2018: Lender exception in file allowing for less than 7 years seasoning of a short sale.
Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income   FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 12.20 months reserves

301027202	f0495336-4f09-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Insufficient credit history
The Lender Guidelines require that Minimum Trade Line Requirements, Option #1 or Option #2 must be met.  Guidelines require Option #1:  A minimum of 3 active trade lines with 12 months of satisfactory history on each trade line, and a minimum 24-month credit history.  Option #2: requires that each borrower have a credit reporting history of 5 years or longer, an acceptable credit score and a history of four or more trade lines with a minimum 12-month review period, at least 1 trade active within the past 24 months and all trade lines paid as agreed in the last 48 months.
															Appeal 01-04-2019 has an approved exception for credit/tradelines, please see attached. The commentary does not include verbiage to acknowledge the exception.	01/09/2019: Audit acknowledges the client approved guideline exception for insufficient credit history. Condition cleared. Loan will be rated a B.12/28/2018: Lender exception in file.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 48.51% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.931% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  8.30 months reserves

301027202	7325cd28-7c04-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/12/18: Attestation provided. Condition cleared12/26/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 48.51% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.931% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  8.30 months reserves

301027202	d653a404-5009-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing
The Lender Guidelines require a Collateral Underwriter Appraisal Analyst Level III or higher review of the appraisal when the subject transaction is a non arms-length transaction.  The file does not contain evidence that this review was completed as required.

01/12/19: The appraisal did list the sales price properly in the contract section of the analysis. It also indicates the appraiser reviewed the sales contract and that this is an arms-length transaction in this section. The date of the last transaction was shown to be in excess of three years and did not require further research. Title included an ownership certificate that shows XXXX and XXXXXXXX XXXXXXX received title to the property XX/XX/XXXX. Condition cleared.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 48.51% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.931% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  8.30 months reserves

301027202	fcf8162b-5009-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	572 - Appraisal documentation Incomplete
The appraisal, dated XX/XX/XXXX was missing the purchase price and last sale date of the subject property.  This information is required as a result of the subject transaction being a non arms-length transaction, per the Lender Guidelines.

01/12/19: The appraisal did list the sales price properly in the contract section of the analysis. It also indicates the appraiser reviewed the sales contract and that this is an arms-length transaction in this section. The date of the last transaction was shown to be in excess of three years and did not require further research. Title included an ownership certificate that shows XXXX and XXXXXXXX XXXXXXX received title to the property XX/XX/XXXX. Condition cleared.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 48.51% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.931% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  8.30 months reserves

301027201	9ef7c304-d9ea-42c2-b7ec-904e4f824c2a	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.
01/28/2019: Received evidence Borrower was provided the Affiliated Business Disclosure within 3 days of application date.  Condition cleared.01/14/2019:  Finding deemed non-material, loan will be graded a B for all agencies

301027201	8a877923-b112-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Advisory Finding 1	Lender guidelines do not allow future employment income to qualify.		Lender exception in file is not needed as lender used lower income amount from future employer over borrower's current actual earnings.
301027201	e4539386-6dda-4ad8-9131-c63ff97c805c	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/28/2019: Lender provided attestation they do not charge borrowers a flood cert fee. Condition cleared.01/14/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies
301027201	d21dc570-f30e-4f37-83fe-31e38d03a89f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. TheState license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		01/14/2019: Updated direction given, missing Settlement Agent license ID is non-material. Finding downgraded. Non-material finding, loan will be graded a B for all agencies.
301027200	06c32f1b-120d-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance and Real estate taxes for retained departing residence on the final application not provided.	Attached is a copy of the hazard policy and tax bill for the departing residence. Both documents were found in the PDF file on Page 838, 932-939	01/09/2019: Audit reviewed lender's response and confirmed evidence of taxes and insurance for departing residence in file. Condition rescinded.	FICO is higher than guideline minimum credit score over 740 Years Self Employed over 5 years DTI is lower than guideline maximum low DTI
301027200	40ab6515-bdde-40e0-96cf-ff9fd26993db	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.	Attached is the E-Consent along with verification borrower received the Home Loan Toolkit via email. These documents can be found on Page #1052, 1117-1118 of the PDF file
01/09/2019: Audit reviewed lender's response and confirmed evidence Home Loan Toolkit provided to borrower XX/XX/XXXX in file. Condition rescinded. 12/14/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum credit score over 740 Years Self Employed over 5 years DTI is lower than guideline maximum low DTI
301027199	54e6579b-9bb1-4e88-b94b-6722addd03f8	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Information required for CD 'Summary Of Transactions' section not completed, or completed in error
The final Closing Disclosure is missing required data under the Summary of Transactions and Calculating Cash to Close section. The Seller Credit of $X,XXX is missing. Provide re-disclosed CD and letter of explanation.
															01/11/2019: Appeal: The $XXXX Seller Credit is on page 2 in the paid by Seller column for discount points.- XX	01/13/2019: After review of the lender rebuttal and the loan file, exception rescinded.12/17/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
301027198	bfcb122d-baff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the final CD despite evidence of a credit report and flood cert in the file.  The Credit Report Fee and Flood Cert Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Provide corrected CD and LOE to the Borrower.

01/23/2019:  Lender provided attestation they do not charge borrowers a credit report or flood cert fee.  Condition cleared.12/14/2019:  Non-material per SFIG guidance, loan will be graded a B for all agencies.

No Rental Lates UW Guides require 6 months reserves, loan qualified with 9.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 9.04% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 793

301027197	3e40a3fd-0f02-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Employment Verification
The loan application indicated that the borrower was self-employed for 9.6 years. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. The loan file contained no verification of the borrower’s business, rendering the subject mortgage ineligible for delivery to the investor.
															01/03/2019: APPEAL: See attached verification of self employed business. XX	01/07/2016; Lender provided verification of business from XXXXXXXXXX XXX, exception rescinded.
Years Self Employed Borrower has 9.5 year Self Employed. Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 25.40 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 776.

301027197	a6fab8b4-f402-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing Balance Sheet	Missing current XXXX Balance Sheet for Schedule C Business on XXX tax return.	01/03/2018: APPEAL: Balance sheet not required, see attached confirming such. XX	01/07/2019: Lender provided balance sheet explanation from borrower, exception rescinded.
Years Self Employed Borrower has 9.5 year Self Employed. Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 25.40 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 776.

300931722	0249b4c0-7b8e-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Failure to provide proof of OFAC Search	OFAC search is missing for both borrowers.	07/27/2018: Appeal: Attached please find documentation of the OFAC search for both borrowers.	07/31/2018: Lender provided OFAC search for both borrowers. Exception cleared.
300931722	748bd019-ee9b-4c40-a1c6-76d176d831cf	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP was not found in the file. No Cure - Missing document not provided.	9/5/18-Appeal: Please find proof of delivery of the WLSP to the borrower attached. XX
09/06/2018: Lender provided verification the borrower received a RESPA Settlement Service Provider disclosure; however, did not provide a copy of the WLSP to verify if borrower chose a settlement service provider on the WLSP.  Exception remains a non material finding, loan will be graded a B for all agencies.Non-material per SFIG guidance, loan will be graded a B for all agencies

300931722	4d2b1aa3-f7ec-47ec-8012-039df0018923	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300931721	003edf72-d567-40f6-aa3b-58e819fd11f5	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	8-2-18 APPEAL, Providing funding request which shows the lender has no affiliates. / XX	08/03/2018: Lender provided funding request form indication no affiliates. Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies
300931721	76b72ebd-a314-4571-8302-5a2d55a7b0c8	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Field Review Fee in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.
09/13/2018: Appeal: The Lender performed the Field Review and therefore the Field Review Fee in section B of the final Closing Disclosure would not have the name of the service provider. Attached is a copy of the letter sent to the customer explaining that the Lender performed a Field Review". -XX XX/XX/XXXX

09/14/2018: Lender responded the Field Review Fee is for lender completed AVM and would not require a fee.  Audit confirmed the fee is for the CDA report.  Exception cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies

300931719	8660cde2-a5a0-e811-9539-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.
08/15/2018: Condition set in error. VOE in file reflects business verified by the Secretary of State or other regulatory agency. Condition rescinded.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.57% Years in Field Borrower has 7 years in Field

300931719	4833a3a4-f894-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued or an attestation that the flood cert fee is included in the origination of the loan.
Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.57% Years in Field Borrower has 7 years in Field

301027191	13102668-2205-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for the departing residence on the final application not provided.	1/28/19 Appeal- please see attached proof that departing residence sold X/XX/XX . XXX
01/28/2019: Lender provided Mortgage statement (Escrowed) Tax documentation with assessed value and evidence property sold on XX/XX/XXXX. Insurance was provided previously, Escrows on Mortgage statement are higher than Tax and Insurance documentation. Exception cleared.01/09/2019: Lender provided copy of departing residence mortgage statement and hazard insurance for $XXX.XX per month. Per mortgage statement escrow amount is $XXX.XX therefore difference of $XXX.XX would be used for taxes. The file is missing evidence for the additional $XXX.XX listed on final application under REO. Please provide. Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.52% Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 55.70 months’ reserves  FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 757

301027190	6f5929a7-e514-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Improper Calculation of Income	Lender guidelines require 2 years seasoning for bonus income, exception provided for inclusion of bonus income with new employer		01/09/2019: Lender exception in file allowing for less than 2 years seasoning on bonus income.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 42.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.82% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 772

301027189	85b267e7-3d94-4ca7-9bec-680cf3d887f1	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	12/21/2018: Appeal. Please see attached Funding Form from XXXXX XXXXX XXXX of XX. XXXXXXX XX advising they have no affiliates. Said document was provided to XXXX within the scanned documents file
12/28/2018:  Audit reviewed Lender’s rebuttal and agrees.  Evidence Lender has no affiliates was in the original loan file.  Condition rescinded.12/18/2018: Finding deemed non-material, loan will be graded a B for all agencies

300931718	bd3e571d-d56e-4336-8e35-375ef03e309b	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	7-27-18 APPEAL, Providing Privacy notice given to borrower at application disclosing lender has no affiliates. /XX	07/31/2018: Lender provided FACTS sheet reflecting there are no affiliates. Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies
300931718	f8b7e4a2-9c8e-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Failure to provide proof of OFAC Search	OFAC search missing for the borrower
07/27/2018: Appeal: Attached please find a copy of the credit report for this borrower which details that a OFAC search was completed and returned no results. Please see page 3 and the information boxed in red on the attached.
07/31/2018: Lender provided credit report reflecting OFAC search. Exception cleared.
300931718	b5b05d4e-fed7-4010-88c3-d9e0fa5b3141	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided
Non-material per SFIG guidance, loan will be graded a B for all agencies
300931717	da11db42-1c90-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Per Lender credit policy, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided.
8/24/18 Appeal: Business transcripts are not required as the business income flows into their personal 1040 tax returns and the file contains IRS transcripts to validate. Please rescind. Thanks !! XX
08/26/2018: Personal transcripts satisfy business or personal tax return signature requirements.  Exception cleared.8/21/2018: Personal transcripts satisfy business or personal tax return signature requirements.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of  75% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 800 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 132 months reserves

300931717	bdf5026c-2b7f-4088-828f-0873d32658d9	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided		08/01/2018: Lender provided Notice to Home Loan Applicant & Consumer Score Disclosure. Condition cleared. Exception is deemed non-material, loan will be graded a B for all agencies.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of  75% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 800 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 132 months reserves

301027187	78ce6b82-5810-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.

01/30/2019:  Lender provided attestations they do not charge borrowers a Flood Cert fee and Credit Report fee.  Condition cleared. Non-material per SFIG guidance, loan will be graded a B for all agencies.

301027185	8445c10d-27d3-45f9-8a91-e102c65ab085	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	1/18/19: Appeal: Please refer to documents in XXXXX XXXX page 621 for Affiliated Business Disclosure. XX
01/21/2019: Lender responded the Funding Request Form was in the loan file.  Audit confirmed the Form was in the loan file and reflected there were no affiliates.  Exception rescinded.01/08/2019: Finding deemed non-material, loan will be graded a B for all agencies.

301027185	a438869e-1c14-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report fee and Flood Certification was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report and Flood Certification in the file. Both fees should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided
01/09/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies
301027183	9dfd86b6-9610-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Limited Employment History for Borrower/Co-Borrower	Lender guidelines require 2 years commission to be analyzed, exception provided for missing 2 years commission		01/04/2019: Lender exception in file allowing for less than 2 years seasoned commission income.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 60.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.47% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787

301027181	15009a65-f102-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
Lender guidelines require a max DTI of 35%. Due to the miscalculation of debt, the actual DTI is 38.13%. Documentation in file reflects an estimate was used for the subject HOI. Furthermore, REO taxes and insurance were not included in the DTI. Lender approved loan with DTI of 37.04%. Loan is not approved with an exception.
															12/21/2018: See attached guidelines for Non-Agency Jumbo guidelines which allow for a DTI up to 43%	12/28/2018: Non-Agency (Jumbo) Amortizing Fixed matrix provided allows 80% cash out refinance with FICO of 700 and 43% DTI. Condition cleared.
Years Self Employed Borrower has 12 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 751 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 24.60 months reserves

301027181	c1c7f0df-e702-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.	12/21/2018: The attached document was located in XXXXX XXXX under 1008 - Preliminary	12/28/2018: Audit reviewed Lender's rebuttal and agrees. Final 1008 was in the original loan file. Condition rescinded.
Years Self Employed Borrower has 12 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 751 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 24.60 months reserves

301027181	81b53072-a94b-475d-a026-6eff8b768f4c	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure	01/15/2019: Please see attached	01/16/2019: Lender provided HUD Homeownership Counseling Disclosure, exception cleared.01/03/2019: Finding deemed non-material, loan will be graded a B for all agencies.
Years Self Employed Borrower has 12 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 751 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 24.60 months reserves

301027181	ab27f7d2-01b1-4f4d-aed3-19f5a1c1d199	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure - Missing Doc Not Provided.	01/15/2019: Please see attached	01/16/2019: Lender provided proof of e-consent, exception cleared.01/03/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.
Years Self Employed Borrower has 12 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 751 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 24.60 months reserves

300931716	6fd606d2-b68e-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s business must be obtained within 30 calendar days prior to the funding date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.
8/23/18 Appeal: Guideline requirement for self-employed is within 120 calendar days of the Note date. The Note date is XX/XX/XXXX. The verification is dated XX/XX/XXXX.
08/26/2018: Lender provided Correspondent Non-Agency Guideline dated XX/XX/XXXX verifying Self Employment verification is within 120 days of the Note date. Exception cleared.08/07/2018:  Verification of business license is dated > 30 days prior to note date.  Condition remains.

Reserves are higher than guideline minimum UW Guides required 12 months reserves, loan qualified with 43.80 months reserves. Years in Field Borrower has 7 years in field.  FICO is higher than guideline minimum UW guides require a 720 FICO, loan qualified with a 816 FICO.

300931716	0917da49-b78e-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	8.21.18 Appeal. Please see attached Funding Request Form from XXXXXXXXXXXXXXXXXXXXXX (Correspondent) advising the loan was locked on XX/XX/XXXX .XX	08/22/2018: Lender provided Funding Request Form which indicates the Rate Lock date, exception cleared.
Reserves are higher than guideline minimum UW Guides required 12 months reserves, loan qualified with 43.80 months reserves. Years in Field Borrower has 7 years in field.  FICO is higher than guideline minimum UW guides require a 720 FICO, loan qualified with a 816 FICO.

300931716	0e6bddfb-b78e-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Services borrower did shop fees in Section C and Section E Recording Fees are subject to 10% tolerance when the borrower chose a service provider listed on the WLSP.  LE dated XX/XX/XXXX reflects a fee total of $X,XXX.XX ($X,XXX.XX with 10% tolerance) with no resulting CoC for any subsequent disclosures. Final CD reflects a fee total of $X,XXX.XX for a variance/refund required of $XXX.XX to meet 10% threshold.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

09/25/2018: Please see attached8.22.18 Appeal. Please see attached CLM LOS screen print along with Change in Circumstance regarding the redisclosure of the LE dated XX/XX/XXXX. Please re-review and rescind. XX

09/26/2018: Lender provided LOX, PCCD, copy of refund check and proof of delivery.  Exception down graded.  Cured Post close. Non material finding, loan will be graded a B for all agencies.08/22/2018: Lender provided CoC Form dated XX/XX/XXXX indicating settlement fees changed, however the re-disclosed LE date XX/XX/XXXX does not show any change in the fees from the previous LE or the Initial LE. LE dated XX/XX/XXXX reflects a fee total of $X,XXX.XX ($X,XXX.XX with 10% tolerance) with no resulting CoC for any subsequent disclosures. Final CD reflects a fee total of X,XXX.XX for a variance/refund required of $XXX.XX to meet 10% threshold.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, exception remains.

Reserves are higher than guideline minimum UW Guides required 12 months reserves, loan qualified with 43.80 months reserves. Years in Field Borrower has 7 years in field.  FICO is higher than guideline minimum UW guides require a 720 FICO, loan qualified with a 816 FICO.

301027179	c4b6c4e9-3438-4745-aa7a-3675bad09e05	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
															1/29/19 Appeal- see attached confirmation of receipt of initial CD on X/XX/XX	01/31/2019: Received evidence borrower received the initial closing disclosure 3 days prior to consummation. Condition cleared.
301027176	665f8a58-62da-4266-b43d-b1ac051b0107	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	01-18-2019 Appeal. Please see attached Funding Request Form that states they do not have any affiliates. XX	01/21/2019: Lender provided Funding Request Form reflecting no affiliates. Exception cleared.01/03/2019: This is deemed non-material and will be graded a B for all agencies
301027175	eb3daa3d-f102-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in Section B despite evidence of a Flood Cert in the file. The Flood Cert Fee should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
301027174	8ec79e76-2403-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing Third Party Fraud Tool Supporting Documentation
File is missing a complete third party fraud report. Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.
															01/08/19 - Please find the attached Drive Report from page1725 of the file submitted and contained in the Scanned Documents folder. XX	01/10/2019; Lender provided third party fraud report, exception rescinded.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768 Years on Job Co-Borrower has 9.6 years on  wage earner job per WVOE

301027174	f3440250-33e0-4220-b89a-be9e2f63c8e2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.

1/8/19-Please find attached the Closing Disclosure receipt acknowledgment from page 218 of the file submitted and also found in the Scanned Documents folder. The borrower acknowledged via email their receipt on X/XX/XX. XX
01/10/2019: Lender provided evidence of electronic receipt of initial closing disclosure, exception cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768 Years on Job Co-Borrower has 9.6 years on  wage earner job per WVOE

301027171	3dcbbb78-7213-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The final Closing Disclosure does not reflect a Flood Cert Fee in Section B despite a flood cert being obtained. The fee is required to be disclosed or an attestation provided that no fee was allocated to the transaction. Provide corrected CD and letter of explanation to the Borrower.
02/05/2019: Lender provided attestation they do not charge borrowers a flood cert fee. Condition cleared.01/08/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies
301027170	93dcebb0-1002-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
01/21/2019: Lender provided attestation they do not charge borrowers a flood cert fee. Condition cleared.12/18/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
301027170	e5f65c7c-2a44-46db-b1cb-ca150e26babc	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXXX.XX a month vs. the calculated value of $XXXX.XX  a month. The lender used the incorrect amount of $XXXX for the  taxes vs. the actual amount of $XXXX.XX  (NOT IN ESCROW)  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.Tax calculator provided in file indicates taxes of $XXXX.XX.

1.8.19 Appeal. The Estimated Taxes, Insurance and Assessments section of the final CD is correct. Email was received from Title Company stating that based on milage rate and estimated assessed value property taxes would be $XX,XXX range which equates to $X,XXX per month. A review of the hazard policy shows the annual premium as $X,XXX.XX which equates to $XXX.XX per. Together these figures total to $X,XX.XX. XX
01/10/2019: Lender provided estimated property taxes from title company, exception cleared.01/03/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies
301027169	5cb83cb0-d502-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The final CD does not reflect a Flood Certification Fee in Section B despite a flood certification showing in the file. The fee is required to be disclosed or an attestation provided that no fee was allocated to the transaction.
01/15/2019: Please see attached.
01/16/2019: Review of the document provided by the client indicates that the flood cert fee is paid by the lender, as such it should be disclosed in Section B of the Final Closing Disclosure under the Paid by Others column, exception remains. Provide corrected CD and letter of explanation to the borrower. This exception is non-material per SFIG guidance, loan will be graded a B for all agencies.Non-material per SFIG guidance, loan will be graded a B for all agencies

301027169	12fcd80d-d602-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file.	12/21/18 Appeal: Located in XXXXX XXXX. Please see attached CDA/Field review with acceptable value supporting document for your review and rescission. Thanks !! XX	12/28/2018: Lender provided the CDA report. Exception cleared.
301027168	8d00cba6-2c05-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing income documentation
The Borrowers’ income be documented with most recent 2 years individual tax returns, IRS Schedule k-1, current profit and loss statement and current balance sheet. The loan file is missing the following income documentation: Entity 1 on page 284 is missing signed XXXX, 1065 and XXXX YTD balance sheet. Entity 2 and 3 on page 175 are missing XXXX YTD balance sheet. Entity 4 and 5 page 460 are missing signed XXXX 1065. Entity 6 and 7 page 260 are missing signed XXXX/XXXX 1065 and XXXX YTD balance sheet.
1.4.18 Appeal. Please find attached the requested documents for the borrower's business. All documents were part of the scanned file provided to XXXX. Please re-review and rescind
01/09/2019:  Audit reviewed Lender’s rebuttal and original loan file.  Business #1:  signed XXXX business return, page 980, XXXX balance sheet page 666.  Business #2/#3:  XXXX balance sheet page 74.  Business #4/#5:  signed XXXX business return page 1153.  Business #6/#7:  signed XXXX business return page 1259, signed XXXX business return page 1253. XXXX balance sheet page 499.  Condition rescinded.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.67% CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 72.27%

301027166	ddafa68d-c412-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the CD despite evidence of a credit report and flood cert in the file.  The Credit Report Fee and Flood Cert Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Provide corrected CD and LOE to the Borrower.

01/30/2019:  Lender provided attestations they do not charge borrowers a Flood Cert fee and Credit Report fee.  Condition cleared. Non-material per SFIG guidance, loan will be graded a B for all agencies

301027161	6dbfca58-0603-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	DTI Exceeds Guidelines	Lender guidelines require a max DTI of 43%. Due to the miscalculation of the co-borrower's income, the actual DTI is 43.41%	12/28/2018 Appeal: Not sure as to how XXXX calculated the DTI to 43.41, but attached is supporting evidence that the DTI is 40.28%.- XX
12/31/2018:  Upon further review, evidence the auto lease is paid by the business was provided.  Condition rescinded. 12/31/2018:  Per Lender request, audit DTI calculations.  Borrower income $XX,XXX.XX.  Co-borrower income $XX,XXX.XX.  PITI $XX,XXX.XX.  Debts $XXXX.  It appears Lender did not include car lease for $XXX/month.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 75% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 783 Years in Field Borrower has 6 years in Field

301027161	5cc712a0-0303-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Insufficient Reserves
-14.80 mos < 12 mos required, per lender.  Verified assets of $XXX,XXX.XX, less cash to close $XXX,XXX.XX, results in $XXX,XXX.XX shortage for funds to close and insufficient reserves for the subject property

01/22/2019 Appeal: As previously appealed pages: 561-590 in loan file located in XXXXXXXXX contains supporting evidences that the proceeds from sale of home in XX/XXXX were wired into the Borrowers “Free Checking account #XXXXXXX”). As stated on the letter of explanation from Lender (located on page 561) account #XXXX was opened for the loan proceeds to be used in the construction of their new home. Page 580-583 are copies of the Borrowers “Free Checking account #XXXXXXX” bank statement showing the incoming wire from the sale of the home proceeds ($XXX,XXX) wired from XXXXXXXX XXXXX & XXXXXX XXX XXXXXXXX #XXXXXXXX on XX/XX/XXXX. These statements also provide the account balances. Exception supporting documents were located CR loan documents but I have attached addition copies with boxed evidence. – XX 01/08/2019 Appeal: Please review pages: 561-590 as evidence of the proceeds from sale of home in XX/XXXX the copy of the statements that support the proceed funds 12/28/2018 Appeal: Attached is supporting evidence of the verified assets showing that the loan has sufficient reserves and funds to close.- XX

01/24/2019: When the HELOC funds are applied towards closing, then there are sufficient assets to cover reserves.  Lender provided the HELOC commitment for $XXX,XXX.  This provides sufficient funds to close and reserves.  Exception cleared. 01/10/2019:  Audit reviewed Lender’s rebuttal and pages 561-590.  Proceeds from sale located on XXXXXXXXXX statement.  Final statement is dated X/X/XX and reflects a balance of $XX,XXX.XX which is already included in audit calculations, see above.  Condition remains. 12/31/2018:  Audit reviewed Lender’s rebuttal and document provided.  Audit asset calculation:  IRAs @ 60% = $XX,XXX.XX, $X,XXX.XX, $XX,XXX.XX; qualified investment @ 100% $XX,XXX.XX; checking @ 100% $XX,XXX.XX = $XXX,XXX.XX.  Letter regarding proceeds from sale of home in XX/XXXX was reviewed.  However, statement including these funds was not provided.  Unable to determine actual balance in account.  Condition remains.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 75% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 783 Years in Field Borrower has 6 years in Field

301027161	db738648-0f03-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Employment Verification
Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.
															12/27/2018 Appeal: Note Date is XXXXX XX, XXXX, and on pages 628-663 is the XXXXX report dated XX/XX/XXXX which is a third party vendor used as verification of business.-XX	12/31/2018: Audit reviewed Lender's rebuttal and agrees. Third party verification of business is on page 632. Condition rescinded.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 75% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 783 Years in Field Borrower has 6 years in Field

301027161	4ba2f85d-0903-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Failure to Obtain Second Lien Note	Second lien Note not provided.	01/08/2019 Appeal: Secondary lien Note located on page 79312. 12/27/2018 Appeal: Page 310-311 is Note from XXXXX XXXXXXXXX XXXX-
01/10/2019:  Audit reviewed Lender’s rebuttal and agrees.  Evidence/terms of simultaneous lien located on page 793.  Condition rescinded.  12/31/2018:  Audit reviewed Lender's rebuttal and disagrees.  The promissory note on page 310 is the first lien note that was paid at closing.  Per final 1008, the borrower has a $XXX,XXX equity line.  Please provide py of equity line note.  Condition remains.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 75% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 783 Years in Field Borrower has 6 years in Field

301027161	d78aea0c-831f-4670-8887-8767ee5d46b5	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	12/27/2018 Appeal: Since the Lender does not have any Affiliated Business relationships the Affiliated Business disclosure was not required
12/31/2018:  Audit reviewed Lender's rebuttal and agrees.  Evidence no affiliates located on page 132. Condition rescinded.12/18/2018: Finding deemed non-material, loan will be graded a B for all agencies

CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 75% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 783 Years in Field Borrower has 6 years in Field

301027161	00ab84eb-eb12-40c9-9ff2-1a2db0214a9e	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Incorrect rescission model – New creditor refinance requires form H-8	New creditor refinance transactions require form H-8.
1/10/19 appeal: The subject transaction is paying of a construction loan, which is not a rescindable transaction. RTC form provided on loan not subject to rescission. This should be an B rating. 12/27/2018 Appeal: Per guidelines the Right of Rescission does not apply to mortgage transactions where the purpose of the loan is to finance the acquisition or initial construction of the customer's principal dwelling. Typically, these are referred to as Purchase transactions. The ROR applies to all refinance transactions except: Construction-to-Permanent financing where XXXXX or another lender financed the initial construction loan and XXXXX provides permanent financing upon completion. -XX

01/10/2019:  Audit reviewed Lender’s rebuttal and original loan file.  Transaction is construction to permanent financing.  Rescission is not required.  Condition rescinded.  01/02/2019: Lender responded that guidelines allow the use of H-9 form on acquisition of Construction-to-Permanent financing; however, the subject property is not a Construction-to-Permanent property.  The subject transaction is a new creditor refinance which requires Form H-8.  Exception remains.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 75% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 783 Years in Field Borrower has 6 years in Field

301027161	e3a368ae-7a8d-42da-919a-e14d4d6b568d	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.	01/15/2019: Please see attached	01/16/2019: Lender provided Initial Escrow Account Disclosure, exception cleared.12/20/2018: Finding deemed non-material, loan will be graded a B for all agencies
CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 75% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 783 Years in Field Borrower has 6 years in Field

301027161	936e4517-e21f-4026-8304-106848310a9f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure	01/15/2019: Please see attached12/27/2018 Appeal: Attached is evidence that the Borrower provide Homeownership Organization Counseling Disclosure-
01/16/2019: Lender provided HUD Homeownership Counseling Disclosure, exception cleared.12/31/2018:  Document provided is deemed unacceptable. Finding deemed non-material, loan will be graded a B for all agencies 12/18/2018: Finding deemed non-material, loan will be graded a B for all agencies

CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 75% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 783 Years in Field Borrower has 6 years in Field

301027161	62669449-9404-4d4e-96ff-12545d0fb12f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file. No Cure - Missing document not provided.	01/15/2019: Please see attached	01/16/2019: Lender provided WLSP, exception cleared.12/20/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 75% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 783 Years in Field Borrower has 6 years in Field

301027161	2ff7c0be-0d03-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the final Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the final Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.

01/15/2019: Please see attached12/27/2018 Appeal: The Lender did not require the flood cert fee to be charged to the Borrower. Attached are copies of the supporting documents that this fee was not required (XXXXXXXXX Advance Fee agreement disclosure, and LE's).- XX

01/16/2019: Client provided attestation from lender that they do not charge borrowers a flood cert fee, exception cleared.12/31/2018:  Audit reviewed Lender's rebuttal and disagrees. Non-material per SFIG guidance, loan will be graded a B for all agencies 12/18/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies

CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 75% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 783 Years in Field Borrower has 6 years in Field

301027161	d966c7ce-3f34-49ef-a58d-916014635163	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower. No Cure	01/15/2019: Please see attached	01/16/2019: Lender provided proof of e-consent, exception cleared.12/20/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 75% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 783 Years in Field Borrower has 6 years in Field

301027159	6eb9735f-58a1-4a15-9266-cdaf00541707	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	1/17/19 - Appeal: See attached copy of the Funding Request Form showing Lender has No Affiliates. XX	01/17/2019: Client provided the funding request form showing no affiliated businesses. Exception cleared.01/03/2019: Finding deemed non-material, loan will be graded a B for all agencies
301027159	28c98182-2412-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Final CD despite evidence of a credit report and flood cert in the file.  The Credit Report Fee and Flood Cert Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Provide corrected CD and LOE to the Borrower.
															1/17/19 - Appeal: See attached copy of the Funding Request Form showing Lender has No Affiliates. XX	Non-material per SFIG guidance, loan will be graded a B for all agencies.
301027157	33b8f0a3-9604-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence REO Property is Owned Free and Clear	Evidence property #2 on the final application is free & clear not provided.	1/7-Appeal: Property #2 is a vacant lot, attached please find evidence owned free and clear	01/09/2019: Audit reviewed Lender’s rebuttal, document provided and original loan file. MERS section of fraud report reflects no mortgage. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 126.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.65%

301027157	a2f77275-9504-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing K-1	Missing K-1's for Business B,C,D,E on Schedule E Part II. If 25% or greater ownership, additional conditions will apply.
1/18 Appeal - Please send guidelines that you have that require verification of positive income sources that are not used. Please send to XXXXX.XXXXXX@XXXXX.XXX 1/15 Appeal - Business E is assumed to be XXXXXX XXXXX based on the exception details. Please see XXXX K1 for XXXXXX XXXXXX. - XX 1/8-Appeal Attached please find Schedule E, Part 2 which confirms no income being reported for businesses D & E in XXXX

01/21/2019:  Audit reviewed Lender’s rebuttal regarding K-1 forXXXXXX XXXXXXXX.  Per general income statement guidelines, if income is positive and not used to qualify the business returns, K-1s, P&L statement and balance sheet are not required.  Under ATR the borrower is not required to supply docs for income not being used in analysis.  Condition cleared. 01/17/19: In order to verify the percentage of ownership. Please provide the K-1 for XXXXXX XXXXXXXX. Condition maintained.   01/17/2019: Lender provided K1 for XXXXXX XXXXX, however; K1 for XXXXXX XXXXXXXX is missing. Exception remains.01/09/2019:  Audit reviewed Lender’s rebuttal, document provided and original loan file. XXXX K-1 for Business B provided. Businesses C & D show no income for XXXX on Schedule E Part II, no K-1 required.  Businesses C, D & E not reflected on XXXX Schedule E.  XXXX extension provided, therefore, XXXX K-1s not required.  Missing XXXX K-1 for Business E. Condition remains.

Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 126.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.65%

301027157	c21ff70c-9804-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file. The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.

01/21/2019:  Lender provided attestation they do not charge borrowers a credit report or flood cert fee.  Condition cleared.01/02/2019:  Non-material per SFIG guidance, loan will be graded a B for all agencies.

Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 126.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.65%

301027156	0d49c57e-ad10-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property is missing a copy of the Condominium Master Insurance Policy.		01/15/2019: Lender provided condo master insurance policy for subject property. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.90  months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 25.26% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 777

301027156	c2b1264e-b53f-4f8a-9f17-38a658ac2283	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		01/15/2019: Funding Request Form reflects lender has no affiliates. Condition cleared. 01/03/2019: Finding deemed non-material, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.90  months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 25.26% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 777

301027153	bb0dae7a-0b03-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided.

12/28/2018:  Appeal. The subject loan is a Correspondent loan wherein Correspondent Bulletin CB-18-04 dated January 23, 2018 states, Signed Tax Returns-Non-Agency: The Tax Transcript requirements for income documentation topic will be revised to allow the use of IRS tax transcripts as an alternative to requiring the borrower's signature on personal or business tax returns to document qualifying income for Non-Agency transactions. The Tax Transcripts begin on page 442 of the full file PDF located in XXXXXXXXXXX.
01/03/2019: The client has provided updated guidance stating that Personal Transcripts satisfy the requirements for signatures on both Business and Personal tax returns. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 26.54% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 763 Years in Field Borrower has 23 years in Field

301027153	c3cb6176-efbf-410e-b33d-0f169acc99eb	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure
12/28/2018:  Appeal: The originator disclosed that they do not have any business affiliates so an ABA disclosure was not applicable. The Funding Request with Affiliated Business information is in the full file PDF in XXXX XXXX, pages 376-377

01/03/2019:  Audit reviewed Lender's rebuttal and agrees.  Evidence no affiliates provided in original loan file.  Condition rescinded.12/20/2018:  Finding deemed non-material, loan will be graded a B for all agencies

DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 26.54% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 763 Years in Field Borrower has 23 years in Field

301027153	73ad26de-7563-40f0-9fa1-0a4e22578967	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure	Appeal: Attached please find the First Payment Letter which includes the link to HUD's Homeownership Counselor's list.
01/03/2019:  Audit reviewed Lender’s rebuttal and disagrees.  §  For application dates on or after XX/XX/XXXX – the lender must have at least provided a link to the agencies.  §  For application dates on or after XX/XX/XXXX – the lender must have provided a list of agencies.  List of agencies not provided.  Condition remains non-material, loan will be graded a B for all agencies.12/20/2018:  Finding deemed non-material, loan will be graded a B for all agencies

DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 26.54% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 763 Years in Field Borrower has 23 years in Field

301027153	501e709e-3ee3-43ab-a5a4-54298426121d	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		01/14/2019: Updated direction given, missing Settlement Agent license ID is non-material. Finding downgraded. Non-material finding, loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 26.54% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 763 Years in Field Borrower has 23 years in Field

301027151	1dd8f67f-5c05-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Improper Calculation of Income
Lender guidelines require the borrower's S Corp distributions used for ordinary income meet a certain percentage for business liquidity. Exception provided for the borrower's S Corp distributions used for ordinary income being within 10% of required business liquidity percentage
12/13/2018: Lender exception in file allowing for borrower's S-Corp distributions within 10% of required business liquidity.
Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 60.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.57% Years Self Employed Borrower has 15 years Self Employed

301027151	affe3133-5d05-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing K-1	Missing K-1's for Business B on XXXX Schedule E Part II. If 25% or greater ownership, additional conditions will apply.	1/4-Appeal: Attached please find XXXXXXX internal income calculation workbook which confirms income for XXX XXXXX XXXXXX XXXXXXX was not used to qualify therefore no K1's provided. XX	01/07/2019: After review of Lender's Rebuttal and re-review of the loan file, income from Business B is positive and was not used in qualifying, exception rescinded.
Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 60.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.57% Years Self Employed Borrower has 15 years Self Employed

301027151	5cef85ea-ae10-48dc-9962-5e9720473fa4	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/15/2019: Please see attached
01/16/2019: Client provided attestation from Lender that they do not charge borrowers a credit report fee, exception cleared.01/03/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.

Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 60.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.57% Years Self Employed Borrower has 15 years Self Employed

301027151	2300ef3b-9e55-47b1-ab30-23165154a6fb	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Closing Disclosure document error	The final Closing Disclosure reflects settlement fee in section H. Settlement fee should be reflected in section C or B or the Final Closing Disclosure.
MB 1/2/19 Appeal: The Settlement or closing fee in section H is a charge to the seller and not the borrower so the fee does not belong in section B or C. Section C already has a closing fee charged to the borrower. Final CD is attached.

01/16/2019: After review of the loan file, exception rescinded.01/07/2019: The Settlement/Closing Fee located in Section H of the Closing disclosure should be reflected in the Seller Paid Column of Section C, this exception is deemed non-material.Non-material per SFIG guidance, loan will be graded a B for all agencies.

Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 60.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.57% Years Self Employed Borrower has 15 years Self Employed

301027150	b98da40f-4cba-464f-a11d-d3fc9e282584	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		01/15/2019: Lender provided Funding Request Form reflecting lender has no affiliates. Condition cleared. 01/03/2019: Finding deemed non-material, loan will be graded a B for all agencies
301027150	942292cd-1aad-44b1-8890-cef040225253	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.
01/15/2019: Lender provided Acknowledgement of Receipt for Home Loan Toolkit e-signed by borrower X/XX/XX. Condition cleared.01/03/2019: Finding deemed non-material, loan will be graded a B for all agencies

301027150	802ac9d5-029d-48f7-9b2d-d49760329daf	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file.		01/15/2019: Lender provided WLSP dated X/XX/XXX. Condition cleared. 01/03/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.
301027150	9b48ff4b-36fa-422c-8ffb-6585df4ce6d4	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower. No Cure		01/15/2019: Lender provided borrower and co-borrower's e-consents. Condition cleared.01/03/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.
301027149	d760a7e8-8813-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	General Credit Exception	The loan closed prior to the earliest closing date allowed. The lease-back to the seller does not exceed 60 days due to early closing date.
01-12-2019 Appeal. XXXX contends XXXX has misread or is mis-applying terms of the lease back. Please specify what the earliest closing date is and where this date is coming from. The lease back Paragraph 2 states “Term: the term begins the day after escrow closes”. If this is insufficient to resolve, please provide guidance and paragraph numbers to support exception

01/14/2019:  Per lease, term begins the day after escrow closes.  The notary date is X/X, the disbursement date is X/X and the term of the lease expires X/X.  Per page 210, the loan cannot close prior to XX.  Per management, it is acceptable to utilize the funding date.  Condition cleared.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 85.00%, loan qualified with CLTV of 75.00% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 820 Reserves are higher than guideline minimum UW Guides require 6.00  months reserves, loan qualified with 23.20 months reserves

301027147	49fd0507-f502-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Employment Verification
Verification of the borrower’s business reflected on Schedule C must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.
01/05/2019: Audit re-reviewed and Schedule C loss only used therefore verification of Schedule C business not required. Condition rescinded.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 789 Years Self Employed Borrower has 14 years Self Employed Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 30.90 months reserves

301027147	f1a7aedd-f402-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		01/05/2019: Lender 1008 located in file. Condition rescinded.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 789 Years Self Employed Borrower has 14 years Self Employed Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 30.90 months reserves

301027147	db6a189d-f402-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing Executed Business Returns
Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns for XXXX and XXXX for borrowers business reflected in final loan application not provided.

Please see the attached UW guideline which states that tax transcripts are acceptable in lieu of signed personal or corporate tax returns if the loan was locked on or afterX/X/XX. Also attached is a screen shot showing that the last correspondent lock date for this loan was X/XX/XX. Tax Transcripts for XXXX and XXXX are attached and can also be found on pages 189-201 XXXX) and 429-430 (XXXX) of the file submitted at presentment. XX
01/04/2018 Lender provided transcripts. Condition rescinded.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 789 Years Self Employed Borrower has 14 years Self Employed Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 30.90 months reserves

301027147	6da418b2-f002-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The loan file is missing the Closing Disclosure with final figure as disclosed on the final ALTA Settlement Statement. Additional conditions may apply.
1/4/18 Appeal: The final CD executed on X/XX/XX matches the final ALTA in file printed on X/XX/XX. The Cash to close on the CD of XXXXXX.XX is equal to the amount collected in loan funds (XXXXXX.XX) on the final ALTA minus the refund to borrower of XXXX.XX.
01/05/2019: Audit reviewed lender's response and confirmed final CD and final ALTA match. Condition rescinded.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 789 Years Self Employed Borrower has 14 years Self Employed Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 30.90 months reserves

301027145	6a65430e-026e-43db-89cf-44952694cda9	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for lender and broker.
1.2.19 Appeal. Please see attached Funding Form from XX XXXX XXXXX,XXX , advising they have no affiliates. Said document was provided to XXXX within the scanned documents file on pages 404-405. See attached. XX

01/05/2019: Audit reviewed lender response and confirmed Funding Form in file reflects no affiliates. Condition rescinded.01/03/2019: Finding deemed non-material, loan will be graded a B for all agencies

301027145	0f193e9c-42ae-4712-a49d-6c01a5f3af56	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
															11/12/19 Appeal: Please see the included attestation from the originating lender (XX XXXX XXXXX) that they never charge the borrowers for credit report or flood cert fees	01/14/2019: Received attestation that Lender does not charge the borrowers flood cert or credit report fees. 12/19/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
301027144	69a79c46-1197-4952-9b37-03d4bc913c09	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	01/15/19 - Please find the attached Affiliated Business Disclosure from page 191 of the file submitted and contained in the Scanned Documents folder. XX
01/16/2019: Lender provided funding request form and response "Please find the attached Affiliated Business Disclosure from page 191 of the file submitted and contained in the Scanned Documents folder. XX". Exception rescinded.01/03/2019: Finding deemed non-material, loan will be graded a B for all agencies

300931709	2deab9c8-d66d-4a92-8487-152379524920	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	9/11/18-Appeal: Please find attached the Privacy Policy provided to the borrower which shows on Page 2 that the lender has no affiliates. XX	09/12/2018: Lender provided the FACTS sheet that indicates the no affiliates. Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies
300931709	bb7144a4-838e-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the final Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the final Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
301027142	700240d9-00e5-4157-b3ef-64e88292ae22	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit	1/14/19 Appeal: The attachment is evidence the borrower was provided the Toolkit on X/X/XX. - XX
01/15/2019: Lender provided CA Disclosure Receipt reflecting Home Loan Toolkit provided X/X/XX. Condition cleared.01/14/2019: Lender provided E-sign Progress Summary as evidence borrower received the Home Loan Toolkit, however the Home Loan Toolkit is not one of the documents listed as being provided, exception remains, this exception is deemed non-material.Finding deemed non-material, loan will be graded a B for all agencies

300931708	95609f36-b994-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	General Credit Exception	Document Error: P&L for Business A, B indicates a date range from X/X/XXXX through XX/XX/XXXX; P&L period ending date is after loan closed.
9/7-Appeal: The guideline states, when required, the P&L statement must reflect the information covering the interim period from the end of the most recently obtained tax returns through the business’s most recently completed financial quarter. Loan closed XXX XXXX, the guideline does not state it cannot be dated after the loan closed. The loan closed within the period provided of X/X/XXXX through XX/XX/XXXX, please rescind. XXX X/XX/XXXX: The subject loans closed on X/XX/XX. The profit and loss statements provided were in effect for the time period it was needed. 08/21/2018: Attached are all of the profit and loss statements for all business

09/12/2018: Lender responded the guidelines do not state the P&L cannot be dated after the loan closed.  Audit confirmed the guideline does not state the P&L cannot be dated after closing.  Exception rescinded.08/27/2018: Lender provided response "The subject loans closed on X/XX/XX. The profit and loss statements provided were in effect for the time period it was needed", however, P&L for Business A & B on Schedule E Statement 3 indicates a date range from X/X/XXXX through XX/XX/XXXX (End date is after loan closed).  Exception remains. 08/21/2018: Lender provided P&L for all businesses, however; P&L for Business A & B on Schedule E Statement 3 indicates a date range from X/X/XXXX through XX/XX/XXXX (End date is after loan closed).  Exception remains.

FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 790 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 286.30 months reserves Years on Job Borrower has 10 years on job

300931708	6cc1fd21-bb94-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Evidence of Self Employment
The loan application indicated that the borrower was self-employed for 10 years. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. The loan file contained no verification of the borrower’s Schedule C business and Business D, rendering the subject mortgage ineligible for delivery to the investor.

08/07/2018: Attached is a copy of the verification of the borrower's business completed on X/XX/XXXX. The Secretary of State shows two of the business in existence since XXXX and the status on all three are indicated as "Active".
08/08/2018: Lender provided verification of borrower's businesses. Exception cleared.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 790 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 286.30 months reserves Years on Job Borrower has 10 years on job

300931708	771d9c9a-b194-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Document Error	Lender Notice of incompleteness and Transmittal Summary indicates subject property is a 2nd home vs. Primary residence marked on final 1003.
8/23/18 Appeal: Underwriting reviewed and decisioned the loan as a 2nd home and the loan meets policy/product parameters as such. After UW review it was changed to a primary residence. Regardless, since it was underwritten as a 2nd home it was qualified with the subject payment and the residence in XXXXXXX included in the DTI. XX

08/27/2018: Lender provided response "Underwriting reviewed and decisioned the loan as a 2nd home and the loan meets policy/product parameters as such. After UW review it was changed to a primary residence. Regardless, since it was underwritten as a 2nd home it was qualified with the subject payment and the residence in XXXXXXX included in the DTI". Exception cleared.

FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 790 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 286.30 months reserves Years on Job Borrower has 10 years on job

300931708	cfe4b4a7-b994-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Missing PITIA verification for Borrower's rental property listed on Schedule of Real Estate Owned.	08/07/2018: Attached is the documentation for the PITIA for the rental property located at XXXX X.XXXXXXX XXXXXXX	08/08/2018: Lender provided mortgage statement, hazard insurance, HOA and taxes for verification of PITIA for rental property. Exception cleared.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 790 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 286.30 months reserves Years on Job Borrower has 10 years on job

300931708	a4362c5e-ba94-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance for primary residence on the final application not provided.	08/07/2018: Attached is a copy of the hazard insurance policy for the primary residence located at XXXX XXXXXXXX XXX	08/08/2018: Lender provided HOI for primary residence. Exception cleared.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 790 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 286.30 months reserves Years on Job Borrower has 10 years on job

300931708	e79f5583-b694-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Per Lender credit policy, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided.
															8/23/18 Appeal: Signed business returns and business transcripts are not required. The partnership income flows into the personal 1040's, and the file contains the 1040 transcripts. XX	8/21/2018: Personal transcripts satisfy business or personal tax return signature requirements. Exception cleared.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 790 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 286.30 months reserves Years on Job Borrower has 10 years on job

300931708	4a0ff81c-b994-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Balance Sheet	Missing current XXXX Balance Sheet for Business A, B. Per Lender credit policy, both Profit & Loss Statement and Balance Sheet are required.	08/07/2018: Attached are all the Balance Sheets for all business. Please advise which is "Business A and B"	08/08/2018: Lender provided Balance Sheets. Exception cleared.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 790 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 286.30 months reserves Years on Job Borrower has 10 years on job

300931708	786ffb09-b994-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Business A, B & C. Per Lender credit policy, both Profit & Loss Statement and Balance Sheet are required.	08/07/2018: Attached are all of the Profit and Loss Statements. Please advised which is "Business A, B & C"	08/08/2018: Lender provided P&L for all businesses. Exception cleared.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 790 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 286.30 months reserves Years on Job Borrower has 10 years on job

300931708	913f7bd7-b494-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Failure to provide proof of OFAC Search	Failure to provide proof of OFAC Search.
8/3/18 - Appeal: Attached please find a copy of the credit report for this borrower which details that a OFAC search was completed and returned no results. Please see page 7 and the information boxed in red on the attached. XX
08/06/2018: Lender provided OFAC search. Exception cleared.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 790 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 286.30 months reserves Years on Job Borrower has 10 years on job

301027140	88d5768f-530d-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
Lender guidelines reflects a DTI of 43.00%. Due to the miscalculation of income, the actual DTI is 44.91%. The income used for qualifying was not supported by the documentation provided. A monthly income of $XX,XXX.XX was used by the lender to determine the DTI. The income is to be calculated by using a XX months average of business returns. The Borrower's actual income was $XX,XXX.XX.

1/10/19 appeal: The XXXX XX shows Reported XX Wages in the amount of $XX,XXX.XX, which includes XXXXXXX Premium in the amount of $XX,XXX.XX. Email correspondence in the file shows that this amount can be added to the income because taxes were paid on it. Providing XXXX XX and email. XX. 1/8/19 appeal: Underwriting calculated the income using XXXX because the K-1 income declined from XXXX to XXX. The XXX K-1 income of $XX,XXX plus the XXXX wages on the 1040 of $XX,XXX divided by 12 months = $XX,XXX

01/11/2019: Lender provided approval to add by the taxable health expense.  By adding this back and using the amount from the XXX X-X with the XXXX K-1 total income is $XXXXX.XX which still shows an overall decrease in income from XXX.  Exception cleared.01/10/2019:  Audit reviewed Lender’s rebuttal and income documentation.  Borrower’s XXXX XX reflects $XX,XXX while XXXX XXXX return reflects $XX,XXX as compensation of officers on line 7.  Form 1125E is not included as required.  Since documentation is inconsistent, please provide Form 1125E.  Condition remains.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 73.03% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  13.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 784

301027140	d6c4a405-540d-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/15/2019: Please see attached
01/17/2019: Client provided an attestation from the lender that they do not charge borrowers a flood cert fee. Exception cleared.01/03/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies

CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 73.03% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  13.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 784

301027139	097f824a-d402-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		1/3/2018: Lender 1008 in file. Condition rescinded.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.71%  Years in Field Borrower has 10 years in Field   Reserves are higher than guideline minimum UW Guides require 12.00 months’ reserves, loan qualified with 57.80 months’ reserves

301027139	176b270f-f57f-4c5b-9dc9-aa0466468cb1	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/15/2019: Please see attached
01/16/2019: Client provided attestation from lender that they do not charge the borrower a flood cert fee, exception cleared.01/03/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.71%  Years in Field Borrower has 10 years in Field   Reserves are higher than guideline minimum UW Guides require 12.00 months’ reserves, loan qualified with 57.80 months’ reserves

301027138	3838c3b3-c411-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	01/15/19 - Please find the attached Affiliated Business Disclosure from page 304 of the file submitted and contained in the Scanned Documents folder. XX	01/16/2019: Lender provided the Funding Request form showing no affiliates. Exception cleared.01/03/2019: Finding deemed non-material, loan will be graded a B for all agencies.
301027138	0db48ba9-7712-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
02/05/2019: Lender provided attestation they do not charge borrowers a credit report fee. Condition cleared.01/07/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies
301027137	74145140-2b11-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	01/15/19 - Please find the attached Affiliated Business Disclosure from page 636 of the file submitted and contained in the Scanned Documents folder. XX	01/16/2019: Lender provided the Funding Request form showing no Affiliates. Exception cleared.01/03/2019: Finding deemed non-material, loan will be graded a B for all agencies
301027137	5637042c-2911-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	1/10/19 Appeal: Located in XXXXX XXXX Trailing docs. For your convenience, I have re-attached CDA/Field review with acceptable value supporting document for your review and rescission.	01/11/2019: Field review provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition cleared
301027136	ed8131be-dd86-4ae9-b3a1-0d0a36230d77	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	1/14/18-Appeal: The State of XXXXXXXXXX does not require individual settlement agents to be licensed. XX
01/14/2019: Updated direction given, missing Settlement Agent license ID is non-material. Finding downgraded.  Non-material finding, loan will be graded a B for all agencies.01/14/2019: Lender provided response "1/14/18-Appeal: The State of XXXXXXXXXX does not require individual settlement agents to be licensed", however; the Final CD shows the settlement agent as XXX XXXXXXXX XXXXX XXXXXXX XXXX therefore the CA License ID is required. Exception remains.

301027136	e31e837a-f113-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error	Section H. Home Warranty Fee of the final Closing Disclosure is missing "Optional".	1/16/19- Appeal: The purchase of the home warranty was a requirement of the contract. Please see the attached Seller Counter Offer that states the buyer shall pay for the cost of the home warranty. XX
02/04/2019: Post close CD, LOE and proof of delivery provided. Finding downgraded. Non-material per SFIG guidance, loan will be graded a B for all agencies01/17/2019: Lender provided same purchase contract and response "The purchase of the home warranty was a requirement of the contract. Please see the attached Seller Counter Offer that states the buyer shall pay for the cost of the home warranty", however; the warranty was paid by the borrower and "Optional" is required per 1026.38(g)(4)(ii) indicates the following:  (ii) The parenthetical description “(optional)” shall appear at the end of the label for costs designated borrower-paid at or before closing for any premiums paid for separate insurance, warranty, guarantee, or event-coverage products. Exception remains downgraded.Non-material per SFIG guidance, loan will be graded a B for all agencies

301027135	1b56870d-6ecf-4574-a470-889b69945dd8	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure	01/15/2019: Please see attached	01/15/2019: Lender provided HUD Homeownership Counseling Disclosure, exception cleared.01/03/2019: Finding deemed non-material, loan will be graded a B for all agencies
301027135	c8a6828b-c063-4885-b1b7-bec8c4ed8e2b	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in Section B of the Closing Disclosure despite evidence of a flood cert in file. The Flood Cert fee should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/15/2019: Please see attached
01/15/2109: Client provided attestation from lender that they do not charge a flood cert fee to the borrower, exception cleared.01/03/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies

301027135	4ea3ff75-c745-4319-9c5c-1ee4bfd04776	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX for the HOA vs. the actual amount of $XX.XX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.
01/15/2019: Please see attached
01/15/2019: Lender provided corrected CD and letter of explanation to borrower, this exception is deemed non-material per SFIG guidance, loan will be graded a B for all agencies.01/03/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies

301027133	6ce38f0b-f302-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Balance Sheet
Missing XXXX and current XXXX Balance Sheet for Business #27 on Schedule E Part II, Statement 2 of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.

1/9/2019: Please note that this is a Non-QM loan which does not require a Balance Sheet as the income for XXXXXXXXX XXXXX was not used to qualify. The attached document details which income source were used - and the income from XXXXXXXXXX XXXXX was not used to qualify 1/4/2019: The attached document indicates the income from XXXXXXXXXX XXXXX,XXX was not used to qualify. The borrower is less than XX% owner of all business income being used to qualify; therefore a Profit and Loss Statement was not needed for any of those businesses - XX

01/15/2019: Updated guidance, Balance sheet and P&L are not required in guidelines when personal bank statement cover a 24 month period. XXXX overlays should not override XXXX G/L's. Exception cleared.01/11/2019: Pending management review 01/08/2019: Audit reviewed lender's response however K-1 reflects borrower owns XX.XX% of Business #27 on Schedule E Part II and S Corp business returns for XXXX are in file. Statement 2 of XXXX business returns, XXXX P&L and YTD XXXX P&L are missing. Client Overlay Exception, Client to Review due to client overlay states Profit & Loss and Balance Sheet are required for all self-employed borrowers (including schedule C) regardless if income is being used to qualify (for app dates on or after 01/10/2014). Condition remains.

Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  21.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 723 DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 33.70%

301027133	a7819ac8-f202-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing YTD Profit & Loss
Missing XXXX and YTD XXXX P&L Statement for Business #27 on Schedule E Part II, Statement 2 of XXXX tax return. Per the Lender’s Guidelines, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.

1/4/2019:  The attached document indicates the income from Staircraft Sales, Inc was not used to qualify. The borrower is less than XX% owner of all business income being used to qualify; therefore a Profit and Loss Statement was not needed for any of those businesses - XX1/9/2019:  Please note that this is a Non-QM loan which does not require a Profit and Loss as the income for XXXXXXXXXX XXXXX was not used to qualify. The attached document details which income source were used, and the income from XXXXXXXXXX XXXXX was not used to qualify

01/15/2019: Updated guidance, Balance sheet and P&L are not required in guidelines when personal bank statement cover a 24 month period. XXXX overlays should not override XXXX G/L's. Exception cleared.01/11/2019: Pending management review 01/08/2019: Audit reviewed lender's response however K-1 reflects borrower owns XX.XX% of Business #27 on Schedule E Part II and S Corp business returns for XXXX are in file. Statement 2 of XXXX business returns, XXXX P&L and YTD XXXX P&L are missing. Client Overlay Exception, Client to Review due to client overlay states Profit & Loss and Balance Sheet are required for all self-employed borrowers (including schedule C) regardless if income is being used to qualify (for app dates on or after 01/10/2014). Condition remains.

Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  21.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 723 DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 33.70%

301027133	9a7daba3-f202-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  21.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 723 DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 33.70%

301027132	96676b2d-2214-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain gift documentation
Borrower received gift funds for down payment / reserves. Evidence of $X,XXX.XX not provided as per guideline requirements. Provide a fully executed gift letter meeting all requirements from an eligible donor and source of funds.
															1-15-19 APPEAL, the gift funds were repaid therefore the funds were no longer considered a gift and no gift letter was required	01/16/2019: Audit reviewed document provided. $XXXX of the deposit was paid back, additional $XXX does not need to be sourced. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6.00  months reserves, loan qualified with 42.00 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 723 Years in Field Borrower has 9 years in Field

301027132	8cd91e52-4914-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error	The home warranty fee disclosed in Section H of the final Closing Disclosure should be reflected as Optional for the Borrower-Paid column. No Cure.
2/4/2019:  Appeal: Home Warranty in section H is paid by the seller and therefore the parenthetical description “Optional” is not required. 1-30-19 APPEAL, the Home Warranty was required by the contract and was paid by the seller per the terms, optional wording is not required. /1-15-19 APPEAL, the Home Warranty was required by the contract and was paid by the seller per the terms

02/05/2019:  Audit reviewed Lender’s rebuttal and disagrees. Per Compliance, the word “Optional” is required because the home warranty is not required by the creditor. The requirement in the sale agreement has no bearing. Condition remains non-material per SFIG guidance, loan will be graded a B for all agencies.01/31/2019:  Audit reviewed Lender’s rebuttal and disagrees.  Per Compliance, the word “Optional” is required because the home warranty is not required by the creditor. The requirement in the sale agreement has no bearing.  Condition remains non-material per SFIG guidance, loan will be graded a B for all agencies.01/16/2019:  Per Compliance, the word “Optional” is required because the home warranty is not required by the creditor. The requirement in the sale agreement has no bearing.  Condition remains non-material per SFIG guidance, loan will be graded a B for all agencies.01/09/2019:  Non-material per SFIG guidance, loan will be graded a B for all agencies.

Reserves are higher than guideline minimum UW Guides require 6.00  months reserves, loan qualified with 42.00 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 723 Years in Field Borrower has 9 years in Field

301027132	2b16a701-34d1-4910-a890-cae5623458b3	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower. No Cure.	1-15-19 APPEAL, Providing evidence of borrowers E Consent	01/16/2019: Received evidence of e-consent. Condition cleared.01/09/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 6.00  months reserves, loan qualified with 42.00 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 723 Years in Field Borrower has 9 years in Field

301027130	4a11ed92-1e03-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Advisory Finding 1
Lender guidelines require the inclusion of mortgages payable in less than a year in business income calculation, exception provided for the exclusion of mortgages payable in less than a year from business income calculation
Exception not required to meet guidelines. The note was located in file which shows the note was renewed and not due and payable within one year, all guideline requirements met without exception
301027130	99ddb713-d7ff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and/or Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and/or a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/15/2019: Please see attached
01/15/2019: Client provided attestation from lender that they do not charge the borrower a flood cert fee, exception cleared.01/03/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.

301027128	3970def4-3312-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.	1/10/19 Appeal: Not located in XXXXX XXXX. Please see attached CDA/Field review with acceptable value supporting document for your review and rescission	01/11/2019- CDA report supporting values and reflecting 0.00% variance provided. Condition cleared.
301027127	0c05fc00-8c04-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Failure to Obtain Required Documentation	Lender guidelines require 12 months cancelled checks as evidence of debt paid by business. Exception provided for missing the XX/XXXX payment		12/17/2018: Lender exception in file allowing for less than 12 months verification of a debt being paid by the borrower's business.
Years Self Employed Borrower has 23 years self-employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 82 months payment history with no late payments reported Years in Primary Residence Borrower has resided in subject for 15 years

301027124	bc309e96-9c0e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
APPEAL: see attached letter from TPO regarding no fees charged. XX 1/14/18
01/14/2019:  Lender provided attestation they do not charge borrowers a flood cert or credit report fee.  Condition cleared.01/02/2019:  Non-material per SFIG guidance, loan will be graded a B for all agencies

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.66%

301027122	5f744165-5004-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Employment Verification
The loan application indicated that the borrower was self-employed for 3 years. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.
12/27/2018: Appeal: A verbal verification was completed with the borrower's accountant. The verification is located on page 711 of the full file download pdf. XX
01/02/2019: Lender responded verbal verification with CPA is in the loan file.  Audit verified the guidelines state for self-employed verification, should be from a third party source such as a CPA, regulatory agency or applicable licensing or, verify a phone listing and address for the customer's business using a telephone book, the internet or directory assistance, the verification must include the source of the information listed. The VVOE in the loan file reflects it was completed through the CPA and reflects the business verified through an internet search. Exception rescinded.

Reserves are higher than guideline minimum UW Guides require 7.41 months reserves, loan qualified with  38.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.12% Years in Field Borrower has 15 years in Field

301027122	d91968af-4f04-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing Executed Business Returns
Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed XXXX business returns not provided.

12/27/2018: Appeal. The subject loan is a Correspondent loan wherein Correspondent Bulletin CB-18-04 dated January 23, 2018 states, Signed Tax Returns-Non-Agency: The Tax Transcript requirements for income documentation topic will be revised to allow the use of IRS tax transcripts as an alternative to requiring the borrower's signature on personal or business tax returns to document qualifying income for Non-Agency transactions. The tax transcripts are located in the full file pdf download in XXXXXXXXX beginning on page 76. XX

01/02/2019: Lender responded tax transcripts can be used for the signature on the tax returns.  Audit confirmed the tax transcripts were located in the loan file and transcripts can be used for the signature on the tax returns.  Exception rescinded.

Reserves are higher than guideline minimum UW Guides require 7.41 months reserves, loan qualified with  38.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.12% Years in Field Borrower has 15 years in Field

301027122	c0940eaf-5004-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Flood Cert and Credit Report fees were not reflected in section B of the final Closing Disclosure despite evidence of a flood cert and credit report in the file. The Flood Cert and Credit Report fees should be disclosed in section B of the final Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
1/12/19 Appeal: Please see the included attestation from the originating lender (XXX XXXXXXX) that they never charge the borrowers for credit report or flood cert fees. XX
01/14/2019: Client provided attestation from Lender that they do not charge the borrower a credit report or flood cert fee, exception cleared.01/03/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies

Reserves are higher than guideline minimum UW Guides require 7.41 months reserves, loan qualified with  38.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.12% Years in Field Borrower has 15 years in Field

301027121	6ab3a280-a503-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Employment Verification
The loan application indicated that the borrower was self-employed for 4 years. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. The loan file is missing verification of the borrower’s Schedule C business

1/7/19 - Appeal - Providing online verification for the borrower's Sched C employment used at origination. The documentation was located on page 981 of PDF file in XXXXXXXXX. CG12/27/18-Please find attached verification from the XXXXXXX Secretary of State of the borrower's business, XXXXXXXX/XXXXXX, of which he is a partner and was formed XX/XX/XXXX. This document was located on page 291 of the file that was submitted and is contained in the Scanned Documents folder. XX

01/10/2019: Lender provided verification, exception rescinded.01/02/2019: Lender provided verification of employment for borrower's partnership XXXXXXXX/XXXXXX, XXX; however, did not provide verification of employment for borrower's Schedule C business.  Exception remains.

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualfied with FICO of 728. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualfied with 290.80 months reserves. Years Self Employed Borrower has 4 years Self Employed.

301027121	5e7a8ba3-3662-4903-8804-58aeedd9b9cf	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	12/27/18 - Please find the attached Affiliated Business Disclosure from page 580 of the file submitted and contained in the Scanned Documents folder. XX
01/02/2019: Lender provided Funding request form indicating lender did not have affiliates which was also in the loan file.  Exception rescinded.  12/19/2018: Finding deemed non-material, loan will be graded a B for all agencies

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualfied with FICO of 728. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualfied with 290.80 months reserves. Years Self Employed Borrower has 4 years Self Employed.

301027120	ee6d99a9-7f20-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Permanent Resident Alien Card	Missing confirmation of borrower's residency. Alien registration receipt cards no longer recognized as lawful proof of permanent residency.	02/06/2019: Green card dated 1/1977 provided
02/06/2019: Green card dated 1/1977 provided. Exception not required. Condition Cleared01/08/2018: Lender exception provided to proceed with registration receipt issued between XXXX and XXXX as permanent residency verification

301027120	3036666e-522a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Advisory Finding 1	Lender exception provided to proceed with registration receipt issued between XXXX and XXXX as permanent residency verification		02/06/2019: Green card dated 1/1977 provided. Exception not required.
301027119	92835008-d4e8-4ed6-8fe9-89937e6310f0	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	12/26/18 - Please find the attached Affiliated Business Disclosure on page 454 of the file submitted and contained in the Scanned Documents folder. XX	12/28/2018: Lender provided the Funding request form showing no affiliated business disclosure. Exception cleared.12/18/2018: Finding deemed non-material, loan will be graded a B for all agencies
301027119	59126b35-7828-4c16-b58a-e40ad463f016	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit	12/26/18 - Please find the attached Home Loan Toolkit acknowledgement page 336 of the file submitted and contained in the Scanned Documents folder. XX
12/28/2018: Lender provided the Acknowledgement of Receipt of Loan Estimate that also acknowledges the receipt of the Home Loan Toolkit.  Exception cleared.12/18/2018: Finding deemed non-material, loan will be graded a B for all agencies

301027117	caede7aa-0303-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.	12/27/18 - Please find the attached 1008 from page 93 of the file submitted and contained in the Scanned Documents folder	01/03/2019: Audit reviewed Lender’s rebuttal and agrees. Final, stamped 1008 on page 93 of original loan file. Condition rescinded.
Reserves are higher than guideline minimum UW Guides require 18  months reserves, loan qualified with  120.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.16% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 754

301027117	e6deb5db-6fe2-4266-917e-eb17efe9e52a	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.	01/15/2019: Please see attached	01/15/2019: Lender provided Initial Escrow Account Disclosure, exception cleared.01/03/2019: Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 18  months reserves, loan qualified with  120.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.16% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 754

301027117	02002e83-0203-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure	01/15/2019: Please see attached	01/15/2019: Lender provided HUD Homeownership Counseling Disclosure, exception cleared.01/03/2019: Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 18  months reserves, loan qualified with  120.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.16% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 754

301027117	39054ac0-0203-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The final CD does not reflect a Flood Certification Fee in Section B despite a flood certification showing in the file. The fee is required to be disclosed or an attestation provided that no fee was allocated to the transaction.
01/15/2019: Please see attached
01/15/2019: Client provided attestation from lender that they do not charge a flood cert fee to their borrowers, exception cleared.01/03/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies

Reserves are higher than guideline minimum UW Guides require 18  months reserves, loan qualified with  120.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.16% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 754

301027117	8aa2432c-e735-4913-89f0-891d5fe15a4a	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure	01/15/2019: Please see attached	01/15/2019: Lender provided E consent disclosure, exception cleared.01/03/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 18  months reserves, loan qualified with  120.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.16% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 754

301027115	7745b2fb-dbf0-409a-a77c-98acc1d43ee1	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	12/27/18 - Appeal. Funding Request Form indicates no affiliates. Please see attached. Located in CR file, pp 534-535 of 972. (XX)
01/02/2019: Lender responded the Funding Request Form indicates no affiliates.  Audit confirmed the Funding Request From reflects no affiliates.  Exception rescinded.12/18/2018: Finding deemed non-material, loan will be graded a B for all agencies

FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 793. Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 96.60 months reserves. DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 23.68%.

301027115	168a6664-c12d-4fb4-bdca-cea06fa0c8a6	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A credit report fee and a flood cert fee were not reflected in Section B of the Closing Disclosure despite evidence of a Credit Report and a Flood Cert in the file.  The Flood Cert and Credit Report fees should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
															1/15/2019: Please see attached	01/16/2019: Lender Provided attestation for the flood cert and credit report fees. Exception cleared.01/03/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 793. Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 96.60 months reserves. DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 23.68%.

301027112	f2807016-2102-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.
A review of the loan file confirms the 1008 in Scanned Documents is the final approval. XXXXX is providing a screen print to confirm the 1008 provided is the final approval dated XX/XX/XXXX. A screen print is provided for review.
12/26/2018: Revised 1008 dated XX/XX/XXXX in file. Condition rescinded.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.72% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 739 Years in Field Borrower has 13 years in Field

301027112	949bae1f-2102-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of Taxes and insurance for property #2 on the final application not provided.
Appeal: Attached please find evidence that the XXXX XXXXXX mortgage on the subject property includes escrows. Additionally, the borrower affirmed there are no HOA dues associated with their primary residence.
12/28/2018: Lender provided documentation in the original loan file for all properties. Exception cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.72% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 739 Years in Field Borrower has 13 years in Field

301027112	e246195b-2102-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Closing Disclosure document error	Final CD does not indicate optional for the Home Warranty fee in section H.	1/23/2019: Please see attachedAttached please find verification that the seller was required to pay for the home warranty as per the sales contract.
01/09/2019: Purchase Contract reflects warranty not to exceed $XXX and the final fee was $XXX. 12/28/2018: Lender provided documentation that the Home warranty fee was to be paid by the seller, however on the final CD there is a Home Warranty fee of $XX that the borrower paid and this should be marked as optional.  Exception remains.12/17/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.72% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 739 Years in Field Borrower has 13 years in Field

301027111	07b077eb-6e0d-4b78-9abd-db74b2bbba42	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood certificate in the file. The Flood fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
02/04/2019: LOE from the Lender provided indicating this fee is included in their Origination Charges. Exception cleared. Non-material per SFIG guidance, loan will be graded a B for all agencies
301027109	b6486cae-da0e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	DTI Exceeds Guidelines
Lender guidelines require a max DTI of 43%.  Due to the miscalculation of income and debts, the actual DTI is 44.23%. The primary borrower’s income is supported at less than what was used for qualifying. Additionally, the monthly debts are greater than what was cited at origination.
															Appeal - Received the vendors breakdown of their DTI. The vendor failed to ignore an installment auto loan payment with Bank of America that has a balance of $XXXX and monthly payment of $XXX - XX	01/13/2019: After review of the lender rebuttal and the loan file, exception rescinded.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80.00% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  44.00 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796

301027109	4ee7f8aa-a2be-4fc1-9946-84772a6aa205	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	1/11 Appeal - The correspondent stated in section 9 of the attached Funding form they have no affiliates; therefore a separate ABA form would not be required/sent - XX	01/13/2019: Client provided Funding Request Form indicating the lender has no affiliates, exception cleared.01/03/2019: Finding deemed non-material, loan will be graded a B for all agencies
CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80.00% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  44.00 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796

301027109	847fcb9c-97d5-4aea-ae19-d506a99bb902	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit	1/11 Appeal Please see attached coversheet showing Home Loan Toolkit sent on 5/9 - XX	01/13/2019: Client provided evidence of delivery of the Home Loan Toolkit, exception cleared.01/03/2018: Finding deemed non-material, loan will be graded a B for all agencies
CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80.00% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  44.00 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796

301027109	05d70e61-4ddd-4c5f-a086-9a3093aaf5a7	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $XXXX.XX. The lender used the incorrect amount of $XXX.XX for hazard insurance and $XXXX.XX for property taxes vs. the actual amount of $XXX.XX for hazard insurance and $XXXX.XX for property taxes. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.

1/11 Appeal - The final CD uses the require $XXX.XX for taxes based on the policy premium of $XXXX; Taxes are based on XXXX taxes per bill of $XXXXX.XX for $$XXXX.XX as listed on the final CD. The final CD matches file documentation. See attached HOI bill, tax bill, and current servicing screen which shows XXXX tax are lower still - XX
01/13/2019: After review of the lender rebuttal and the loan file, exception rescinded.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80.00% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  44.00 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796

301027109	f8eee706-5f6a-4902-a302-c45a071134e1	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount for Year 1-30 as $XXXX.XX, the calculated payment amount for years 1-30 is $XXXX.XX. The lender used the incorrect amount of $XXX.XX for hazard insurance and $XXXX.XX for property taxes vs. the actual amount of $XXX.XX for hazard insurance and $XXXX.XX for property taxes. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.

01/11/2019? Reject ? Remove XX/XX Appeal - The final CD uses the require $XXX.XX for taxes based on the policy premium of $XXXX; Taxes are based on XXXX taxes per bill of $XXXXX.XX for $$XXXX.XX as listed on the final CD. The final CD matches file documentation. See attached HOI bill, tax bill, and current servicing screen which shows XXXX tax are lower still - XX
01/13/2019: After review of the lender rebuttal and the loan file, exception rescinded.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80.00% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  44.00 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796

301027109	8b71c94f-225d-4fee-870d-9a51ba848882	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Information required for CD 'Loan Disclosures' section not completed, or completed in error
The final Closing Disclosure is completed in error for required data under the Loan Disclosures section for the field titled Escrow Account. The Escrowed Property Costs over year 1 reflects $XXXXXX.XX vs. the calculated value of $XXXXX.XX. The lender used the incorrect amount of $XXX.XX for hazard insurance and $XXXX.XX for property taxes vs. the actual amount of $XXX.XX for hazard insurance and $XXXX.XX for property taxes. Provide re-disclosed CD and letter of explanation.

01/11/2019? Reject ? Remove XX/XX Appeal - The final CD uses the require $XXX.XX for taxes based on the policy premium of $XXXX; Taxes are based on XXXX taxes per bill of $XXXXX.XX for $$XXXX.XX as listed on the final CD. The final CD matches file documentation. See attached HOI bill, tax bill, and current servicing screen which shows XXXX tax are lower still - XX
01/13/2019: After review of the lender rebuttal and the loan file, exception rescinded.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80.00% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  44.00 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796

301027109	eabb6072-be4d-4188-889b-23709ae7ed1f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXXX.XX a month vs. the calculated value of $XXXX.XX1 a month. The lender used the incorrect amount of $XXX.XX for hazard insurance and $XXXX.XX for property taxes vs. the actual amount of $XXX.XX for hazard insurance and $XXXX.XX for property taxes.  (IN ESCROW) Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.

01/11/2019? Reject ? Remove XX/XX Appeal - The final CD uses the require $XXX.XX for taxes based on the policy premium of $XXXX; Taxes are based on XXXX taxes per bill of $XXXXX.XX for $$XXXX.XX as listed on the final CD. The final CD matches file documentation. See attached HOI bill, tax bill, and current servicing screen which shows XXXX tax are lower still - XX
01/13/2019: After review of the lender rebuttal and the loan file, exception rescinded.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80.00% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  44.00 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796

301027106	835d36c0-9713-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/30/2019: Lender provided attestation they do not charge borrowers a flood cert fee. Condition cleared. Non-material per SFIG guidance, loan will be graded a B for all agencies
301027105	c6a7d6e4-64ea-4b96-b10d-55ce85299c62	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.	Please see attached	01/11/2019: Lender provided the Disclosure tracking showing the document sent on XX/XX/XXXX. Exception cleared.01/03/2019: Finding deemed non-material, loan will be graded a B for all agencies.
301027105	4c2141be-7bf3-494d-a9f9-168f0481dc9a	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certificate Fee was not reflected in section B of the Closing Disclosure despite evidence of a Flood Certificate in the file. The Flood Certificate fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/15/2019: Please see attached
01/15/2109: Lender provided corrected CD and letter of explanation to the borrower, this exception is deemed non-material per SFIG guidance, loan will be graded a B for all agencies.Non-material per SFIG guidance, loan will be graded a B for all agencies.

301027105	aaa3e23c-d53b-44dd-9a85-4264a37f703f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State License ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		1/5/2019: Corrected post close CD in file listing settlement agent's state license ID. Non-material per SFIG guidance, loan will be graded a B for all agencies.
301027105	8f55bd74-e502-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error	Home Warranty in Section H of the final Closing Disclosure does not reflect the word "Optional".	1/2/19 - Appeal. Sale contract states Buyer shall pay $XXX for Home Warranty. Item was not considered optional. No cure required. (XX)
1/14/2019: Condition was rescinded in error. Per Compliance Dept., when the fee is paid by the Borrower, “Optional” is required because the home warranty is not required by the creditor. The requirement in the sale agreement has no bearing. Exception remains as non-material per SFIG guidance, loan will be graded a B for all agencies.1/5/2019: Audit reviewed lender's response and sales contract confirming Home Warranty required per contract. Condition rescinded. Non-material per SFIG guidance, loan will be graded a B for all agencies

301027105	429b9080-f644-4526-9fa8-75ee754e788b	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure	Please see attached	01/11/2019: Lender provided the E Consent disclosure date XX/XX/XXXX. Exception cleared.01/03/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.
301027103	794f8ab1-7b04-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing Executed Business Returns
Per Lender guidelines, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years for a “S” corporation signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns, or business transcripts not provided.
01/04/2018 Lender provided transcripts.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 799. Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 21 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 78.67%

301027101	6e70b168-2814-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file.	1/15/19 Appeal: Not located in XXXXX XXXX. Please see attached CDA/Field review with acceptable value supporting document for your review and rescission.	01/16/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301027099	1e0441c1-d7ff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.	12/26/18 - Please find the attached 1008 from page 623 of the file submitted and contained in the Scanned Documents folder. XX	12/28/2018: Per updated client direction Final 1008 is located in the loan file. Exception cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.83% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  40.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 766

301027099	23c41598-ba70-4e6d-b647-cac194573c7f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	12/26/18 - Please find the attached Affiliated Business Disclosure on page 757 of the file submitted and contained in the Scanned Documents folder. XX	12/28/2018: Lender provided the Funding Request form which was in the original loan package. Exception cleared.12/14/2018: Finding deemed non-material, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.83% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  40.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 766

301027099	86730c76-d7ff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit	12/26/18-Please find the Home Loan Toolkit delivery proof attached for this loan. XX
12/28/2018: Lender provided the Disclosure Tracking summary showing the Home Loan Toolkit was provided on XX/XX/XXXX.  Exception cleared.12/14/2018: Finding deemed non-material, loan will be graded a B for all agencies

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.83% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  40.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 766

301027096	f2644039-cf02-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit	12/26/18-Please find the acknowledgement of receipt of the Home Loan Toolkit by the borrowers. XX
12/28/2018: Lender provided the Intent to proceed which also acknowledged receipt of the Home loan toolkit.  Exception cleared.12/18/2018: Finding deemed non-material, loan will be graded a B for all agencies

301027095	a467487e-ad13-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
301027094	a06832d0-c15f-42f7-add5-6331b9a8d86f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	01/11/2019: Attached please find the originator's Funding Request form which states that the lender has no business affiliates	01/12/2019: Lender provided funding request form verifying Broker has no affiliates. Exception cleared.01/03/2019: Finding deemed non-material, loan will be graded a B for all agencies
301027094	f39dc91b-2aab-47be-970c-4e15cfb7d3dc	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.	01/11/2019: Attached please find verification of the Home Loan Toolkit being sent electronically to the borrowers.	01/12/2019: Verification of the Home Loan Toolkit being sent electronically to the borrowers. Exception cleared.01/03/2019: Finding deemed non-material, loan will be graded a B for all agencies
301027094	34dbf6b9-c340-49c7-9c09-ab2fc75797fa	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower. No Cure.	01/11/2019: Attached please find a copy of the Regulatory Required Data Certification which shows the eConsent XX/XX/XXXX.	01/12/2019: Lender provided e-consent. Exception cleared.01/03/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.
301027093	de9b63e5-2d11-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Asset Documentation
Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and  verification of the down payment for a purchase.  The loan file is missing 1 additional month of XXXXXXXX XXXXXX account XXXXXX.
															XX 1/13/19 Appeal: Providing the asset worksheet which shows that the XXXXXXX XXXXXX account of XXXX was not required in order to qualify the borrower.	01/14/2019: Lender provided evidence that the account in question was not used in the qualification, exception cleared.
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  27.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.90% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789

301027093	82ebc9c9-2e11-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error	Home Warranty in Section H of the final Closing Disclosure does not reflect the word "Optional".
02/05/2019:  Received explanation letter and post consummation CD correcting Section H.  Condition cleared.  Loan will be rated a B for all agencies.01/08/2019:  Non-material per SFIG guidance, loan will be graded a B for all agencies.

Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  27.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.90% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789

301027093	0fbe0b43-2f11-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.	1/10/19 Appeal: Not located in XXXXX XXXX. Please see attached CDA/Field review with acceptable value supporting document for your review and rescission.	1/11/2019-CDA supporting value and 0.00% variation provided. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  27.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.90% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789

301027092	591cb131-7904-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX . A cost estimator from the insurer was not provided.
1/4/19 - Appeal. HOI coverage is $XXX,XXX. 1004 cost to rebuild is $XXX,XXX which is less than coverage limit. Property has enough coverage as-is.
01/28/2019: Hazard insurance acceptable as coverage amount is greater than the insurable value provided by the XX insurer. 01/09/2019:  Hazard insurance declaration page in file reflects hazard insurance coverage of $XXX,XXX The hazard insurance provided does not reflect guaranteed replacement coverage. Replacement cost estimator not provided.  The loan amount is $XXX,XXX, which reflects a $XXX,XXX coverage shortfall. Appraisal is not an acceptable source for replacement cost.  Please provide evidence of sufficient coverage.  Condition remains.

Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 161.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 817 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.48%

301027092	71a20aff-d50a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance
Evidence of insurance for REO property #1 on the final application not provided. Mortgage statement in file reflects escrows for taxes and/or insurance. Unable to determine of escrows for taxes, insurance or both.  Additional conditions may apply.

1/7/19 - Appeal. Mortgage statement shows escrow of $XXX.XX. At time of closing on X/XX/XX, annual taxes for REO had been paid on XX/XX/XX XXX $XXXX.XX, or $XXX.XX/month. This leaves $XX.XX/month or $XXX.XX/year for HOI premium which is reasonable. Please see attached statement from file and tax record from website.
01/09/2019: Received tax bill verifying $XXX.XX/month. Escrow per statement is $XXX.XX which leaves $XX.XX/month for insurance. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 161.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 817 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.48%

301027092	ae057d6d-d50a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Per Guidelines,  Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed XXXX and XXXX business returns not provided.

1/4/19 - Appeal. File includes XXXX & XXXX transcripts. Per attached guidelines, tax returns must be signed by the borrower unless the lender has obtained transcripts that validate the tax return. Signed returns not required

01/09/2019:  The client has provided updated guidance stating that Personal Transcripts satisfy the requirements for signatures on both Business and Personal tax returns.  Condition cleared.01/04/2018 Lender provided transcripts.

Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 161.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 817 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.48%

301027092	f2e15907-7b04-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file. The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  This finding is deemed non-material with a final grade of a “B”.

01/17/2019:  Lender provided attestation they do not charge borrowers a credit report or flood cert fee.  Condition cleared.12/28/2018:  Non-material per SFIG guidance, loan will be graded a B for all agencies.

Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 161.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 817 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.48%

301027092	fee43413-7b04-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Closing Disclosure document error	The Home Warranty Fee reflected on the final Closing Disclosure is missing the word "Optional".
01/28/2019: Home Warranty fee was paid by the seller not the borrower. 1/9/19 - Appeal. XXXXX applied same argument to XXXXXXXXXX and the appeal was accepted. Please clarify why not applicable to this loan. 1/4/19 - Appeal. Final CD dated X/XX/XX disclosed $XXX Home Warranty fee paid by Seller. Sale contract required seller to pay for home warranty up to $XXX. Warranty was not optional, no cure required

01/28/2019: Lender advised that the Home Warranty fee is paid by the seller.  Exception rescinded01/11/2019:  After review from our Compliance Dept, when the fee is paid by the Borrower, “Optional” is required because the home warranty is not required by the creditor. The requirement in the sale agreement has no bearing.  Condition remains non-material per SFIG guidance, loan will be graded a B for all agencies.01/09/2019:  Audit reviewed Lender’s rebuttal and disagrees.  Per compliance, the home warranty is not a lender requirement and should contain the word optional.  Condition remains Non-material per SFIG guidance, loan will be graded a B for all agencies.12/28/2019:  Non-material per SFIG guidance, loan will be graded a B for all agencies.

Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 161.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 817 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.48%

301027091	db8b0490-7f13-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Hazard Insurance Declaration
The Hazard Insurance effective date is after consummation and disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.

01-12-2019 Appeal. The subject transaction is a refinance with insurance in place. The loan file contain two declaration pages. One is amended to our transaction date and provides coverage from XX/XX/XXXX thru XX/XX/XXXX. The other is the policy renewal for XX/XX/XXXX thru XX/XX/XXXX. Please see attached. XX
01/14/2019: Lender provided current Insurance declarations and Renewal policy with sufficient coverage on both. Exception cleared.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income   No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported

301027088	72b6536a-9003-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Asset Documentation
Lender's guidelines require 2 months' bank statements,  The loan was qualified with assets from #3 and #4 accounts listed on the application however those documents have expired and are greater than 120 days old.  Please provide updated asset statements.

1/5-Appeal: Attached please find XXXXXXX internal asset workbook as well as quarterly statements for accounts #3 & #4 on the Final 1003. Statement date ending X/XX/XXXX which is within 120 days of note date. XX
1/5/2019: Audit reviewed lender's response and confirmed asset statements in file are within 120 days of the Note Date. Condition rescinded.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 21.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.22%

301027088	e70d5837-9003-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification
Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.
1/5/2019: Lender provided verification of business via state commission website dated X/X/XXXX. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 21.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.22%

301027088	e838c957-9003-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		1/5/2019: Lender's 1008 in file. Condition rescinded.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 21.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.22%

301027088	2356d2f8-8f03-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing K-1	Missing XXXX K-1's for current employment. If 25% or greater ownership, additional conditions will apply.	1/18/19 - Appeal - XXXX Sched E Part 2 does not reflect XXX XXXX. Please see attached. XX 1/2/19 - Appeal - Providing the XXXX K1. Located on page 439 of PDF documents in CR. XX
01/21/2019:  Audit reviewed Lender’s rebuttal and original loan file.  The XXXX partnership tax return is the initial return. Also, the business is not listed on XXXX Schedule E part II.  Condition rescinded. 1/5/2019: Audit reviewed lender's response however finding is regarding missing K1's for XXXXX XXXXX XXXXXXXXX XXX listed on Schedule E Part II of personal tax returns. Condition remains.

Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 21.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.22%

301027087	d2d34bae-2d14-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Insufficient credit history	Lender guidelines require 0 x 30 mortgage lates in the past 24 months, exception provided for 1 x 30 mortgage lates in the past 6 months	1/17/19 – No Contest: 1 x 30 Mortgage exception granted on this transaction, Rated as B is the best possible outcome. XX
01/17/2019: Lender provided response "No Contest: 1 x 30 Mortgage exception granted on this transaction, Rated as B is the best possible outcome. XX". Exception remains downgraded.Lender exception in file.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 69.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.72% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742

301027086	9c7213fb-88b1-4823-8a7d-5cd6a4c947cc	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit	01/09/19 - Please find the attached Home Loan Toolkit acknowledgement page 982 of the file submitted and contained in the Scanned Documents folder. XX
01/11/2019: Lender advised that the Home Loan Toolkit acknowledgment is on pg 982 and provided a copy of the document.  Reviewed the loan file and the lender did provide a notice showing the Home loan toolkit was sent at application.  Exception rescinded.01/03/2019: Finding deemed non-material, loan will be graded a B for all agencies.

301027085	dbcf716a-490e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Ineligible Property Type	Property is ineligible per the overlay guidelines due to greater than 20 acres. Per appraisal in file, the subject property has xx.x acres
01/12/2019:  Please send copy of lender's overlay guideline which references 20 acres max to XXXXXXXXXXXXXXXXXXXXX 01/10/2018: XXXXX Overlay applies to Agency loans. The subject loan is a Non-Agency loan. The attached indicates on page 6 that Non-Agency Acreage restriction for eligible properties are limited to a maximum of 25 acres.01/10/2019: Please se the attached guidelines which indicates the maximum acreage allowed for the subject property is 25 acres.

01/15/2019: Updated guideline received from client, exception cleared.01/14/2019:  Manager to supply per Lender's request01/11/2019: Lender provided guidelines reflecting maximum acreage allowed is 25 acres for Non-Agency.  Audit confirmed guidelines allow up to 25 acres; however, lender overlays maximum is 20 acres; therefore, the subject property with xx.x acres is ineligible.  Exception remains.01/10/2019: Lender provided guidelines reflecting maximum acreage allowed is 25 acres.  Audit confirmed guidelines allow up to 25 acres; however, lender overlays maximum is 20 acres; therefore, the subject property with xx.x acres is ineligible.  Exception remains.

Reserves are higher than guideline minimum UW Guides require a minimum of 14 months reserves, loan qualified with 36.21 months reserves.  Years on Job Borrower has been on current job for 13.41 years. DTI is lower than guideline maximum UW Guides allow a maximum DTI Ratio of 43%, loan qualified with a DTI Ratio of 33.86%.

301027085	c0bafebe-7b04-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The flood certificate fees are not reflected in section B of the final CD dated XX/XX/XXXX.		01/21/2019: Lender provided attestation they do not charge borrowers a flood cert fee. Condition cleared.01/10/2019: This finding is deemed non-material and is Rated a B.
Reserves are higher than guideline minimum UW Guides require a minimum of 14 months reserves, loan qualified with 36.21 months reserves.  Years on Job Borrower has been on current job for 13.41 years. DTI is lower than guideline maximum UW Guides allow a maximum DTI Ratio of 43%, loan qualified with a DTI Ratio of 33.86%.

301027079	8ac90b89-0b05-4cff-bb96-dc269d520bb7	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure
1/17/19 Appeal: Please see section 9 of the attached Funding Request Form, which states that the TPO lender (XXXX XXXXXX) does not have any affiliated business relationships, and thus an Affiliated Business Disclosure is not required. XX
01/18/2019: Client provided Funding Request Form, exception cleared.01/03/2019: Finding deemed non-material, loan will be graded a B for all agencies
301027079	c0dcd9ab-dec9-46c7-9bdd-d58ffba968a5	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrowers. No Cure	1/17/19 Appeal: Please see the attached Disclosure Tracking Summary showing confirmation that the borrowers gave their Esign Consent on XX/XX/XXXX. XX	01/18/2019: Lender provided evidence of E consent, exception cleared.01/03/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies
301027078	01d3bc3e-5a0f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The State license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		01/14/2019: Updated direction given, missing Settlement Agent license ID is non-material. Finding downgraded. Non-material finding, loan will be graded a B for all agencies.
301027078	8a77bbe5-5a0f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error	Final Closing Disclosure lists prepaid property taxes in Section H when the property taxes should be listed in Section F.	01/16/2019: Please see attached
01/19/2019: Lender provided LOE and Corrected CD with property taxes listed in section F. Exception downgraded (Cleared Post Close).Non-material per SFIG guidance, loan will be graded a B for all agencies.

301027077	e55c2352-250d-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error	Final CD does not indicate optional for the Home Warranty fee in section H.
01/12/2019: Lender provided corrected post close CD dated XX/XX/XXXX reflecting optional for the Home Warranty Fee, LOE to borrower and evidence sent. Exception remains as non-material per SFIG guidance, loan will be graded a B for all agencies.Non-material per SFIG guidance, loan will be graded a B for all agencies

Years in Field Borrower has been in field 18 years LTV is lower than guideline maximum UW guides maximum LTV is 85%, loan qualified with LTV of 80% Reserves are higher than guideline minimum UW guides require 16 months reserves, loan qualified with 57.10 months reserves.

301027076	eb4ec05d-5790-4e6f-9e3c-acb3771c0882	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	01/08/19 - Please find the attached Affiliated Business Disclosure from page 275 of the file submitted and contained in the Scanned Documents folder. XX
01/10/2019: Client provided the Funding Request Form indicating the Lender has no affiliated businesses, exception rescinded.01/03/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies

301027076	f073257c-9fdb-41e2-8e1b-3fa15aa76126	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee, and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee, and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
02/28/2019: Received attestation. Condition cleared.12/29/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
301027075	2fc51eb5-cb02-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Failure to Obtain Required Documentation	Evidence of PITI for property #3 on the final application is not provided.	1/7-Appeal: attached please find the hazard insurance and property tax information in regards to property #3. Please rescind
01/10/2019:  Audit reviewed Lender’s rebuttal, documents provided and original loan file.  Insurance located on page 747.  No open mortgage and property taxes verified on fraud report.  Condition rescinded.

FICO is higher than guideline minimum UW Guides require a FICO of 700, loan qualfied with FICO of 750. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualfied with 15.60 months reserves. Years Self Employed Borrower has 5 years Self Employed.

301027075	af686b38-cb02-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing YTD Profit & Loss	Missing YTD P&L Statement from the Partnership Business #2 #3 and #5 reflected on statement 10 from the most recent tax returns.	1/3/19-Appeal: Businesses #2, 3 & 5 all reflected Final K1 returns for XXXX. YTD Profit and Loss statements are not required. XX	1/5/2019: Audit review lender's response and confirmed file contains final K-1's for all listed businesses. Condition rescinded.
FICO is higher than guideline minimum UW Guides require a FICO of 700, loan qualfied with FICO of 750. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualfied with 15.60 months reserves. Years Self Employed Borrower has 5 years Self Employed.

301027075	edf63c8f-4805-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Advisory Finding 1
Lender guidelines require the inclusion of mortgages payable in less than a year in business income calculation, exception provided for the exclusion of mortgages payable in less than a year from business income calculation.

Exception not required to meet guidelines. The notes were located in file which show the notes were lines of credit where the balance was only required to be reduced to a zero balance for a period of 30 consecutive days during each year, all guideline requirements met without exception

FICO is higher than guideline minimum UW Guides require a FICO of 700, loan qualfied with FICO of 750. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualfied with 15.60 months reserves. Years Self Employed Borrower has 5 years Self Employed.

301027075	3d413503-cc02-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
1/14/2019: Please see attached
01/15/2019:  Lender provided attestation they do not charge borrowers a credit report or flood cert fee.  Condition cleared.12/18/2018:  Non-material per SFIG guidance, loan will be graded a B for all agencies.

FICO is higher than guideline minimum UW Guides require a FICO of 700, loan qualfied with FICO of 750. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualfied with 15.60 months reserves. Years Self Employed Borrower has 5 years Self Employed.

301027075	7970bdf2-4a05-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Loan Estimate / LE Not in File
The Lock Confirmation reflected the interest rate was locked on XX/XX/XXXX. The required re-disclosed Loan Estimate provided to Borrowers within 3 days of this valid change of circumstance is missing from the loan file.

01/07/19 - Appeal: Document being reference is the Lock Confirmation between XXXXX and the correspondent. This does not involve the consumer. See highlighted wording at the bottom of the attached document stating " This document is solely for use of the correspondent lender and is not to be distributed to potential applicants".

01/10/2019:  Audit reviewed Lender’s rebuttal and agrees it is the correspondent lock with lender.  Evidence of the borrower’s lock date previously provided.  Condition cleared.1/5/2019: Loan file contains a Correspondent Lock Confirmation on Pg204 reflecting initial lock date of XX/XX/XXXX. Missing corresponding LE for initial lock date. Condition remains.

FICO is higher than guideline minimum UW Guides require a FICO of 700, loan qualfied with FICO of 750. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualfied with 15.60 months reserves. Years Self Employed Borrower has 5 years Self Employed.

301027075	1db97788-8dc8-4dc7-b422-21150dc3a935	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower. No Cure		1/5/2019: Lender provided E Consent dated 4/12/18. Condition cleared.12/21/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require a FICO of 700, loan qualfied with FICO of 750. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualfied with 15.60 months reserves. Years Self Employed Borrower has 5 years Self Employed.

301027074	2bea6c0b-1d0d-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/30/2019: Lender provided attestation they do not charge borrowers a flood cert fee. Condition cleared.12/31/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.
301027073	6a6a72dd-cb03-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Self-employed consumers must provide the following information: for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns for Sch E, Statement #16, Businesses #1, #3 and #5 not provided.

12.31.18 Appeal. The subject loan is a Correspondent loan wherein Correspondent Bulletin CB-18-04 dated January 23, 2018 states, Signed Tax Returns-Non-Agency: The Tax Transcript requirements for income documentation topic will be revised to allow the use of IRS tax transcripts as an alternative to requiring the borrower's signature on personal or business tax returns to document qualifying income for Non-Agency transactions. Said bulletin is attached
01/03/2019: The client has provided updated guidance stating that Personal Transcripts satisfy the requirements for signatures on both Business and Personal tax returns. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 45 months reserves. DTI is lower than guideline maximum UW Guides allow a DTI Ratio of 43%, loan qualified with a 32.56 DTI Ratio. Years Self Employed Borrower has been self employed for 8 years.

301027073	2d7d4a9f-072f-4f7b-880d-583109805c60	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	12.31.18 Appeal. Please see attached Funding Form from XXXX XXXX XXXXX, advising they have no affiliates. Said document was provided to XXXX within the scanned documents file on pages 318-319
01/03/2019:  Audit reviewed Lender’s rebuttal and agrees.  Evidence no affiliates on page 318 of original loan file.  Condition rescinded.12/19/2018:  Finding deemed non-material, loan will be graded a B for all agencies

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 45 months reserves. DTI is lower than guideline maximum UW Guides allow a DTI Ratio of 43%, loan qualified with a 32.56 DTI Ratio. Years Self Employed Borrower has been self employed for 8 years.

301027073	83457c26-d5ff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/15/2019: Please see attached
01/16/2019: Client provided attestation from lender that they do not charge borrowers a credit report fee, exception cleared.12/19/2018:  Non-material per SFIG guidance, loan will be graded a B for all agencies.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 45 months reserves. DTI is lower than guideline maximum UW Guides allow a DTI Ratio of 43%, loan qualified with a 32.56 DTI Ratio. Years Self Employed Borrower has been self employed for 8 years.

301027073	b13b60a1-d0ff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA was provided with a value of $XXXXXXX with a variance of -47.28%. CDA not within acceptable tolerance. Please provide updated review.
1/9/19 Appeal: We apologize for this inconvenience, but our imaging department made a mistake and uploaded the wrong appraisal which resulted in the wrong value. We have corrected this and attached is the updated correct CDA for your review and rescission. Thanks !! XX
01/10/2019: Lender provided correct CDA report, exception cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 45 months reserves. DTI is lower than guideline maximum UW Guides allow a DTI Ratio of 43%, loan qualified with a 32.56 DTI Ratio. Years Self Employed Borrower has been self employed for 8 years.

301027072	adc54158-5b87-465e-828f-a7df9897b33b	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		01/21/2019: Received evidence no affiliates. Condition cleared.01/02/2019: Finding deemed non-material, loan will be graded a B for all agencies.
301027072	a6044a3a-3224-4d2c-965e-9ac813d4cc9f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.
01/21/2019: Received evidence Borrower was provided the Special Information Booklet/Home Loan Toolkit within 3 days of application date.  Condition cleared.01/02/2019:  Finding deemed non-material, loan will be graded a B for all agencies.

301027072	fbf91cdd-ce0e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure.
01/21/2019:  Received evidence Borrower was provided with the HUD Homeownership Counseling Disclosure within 3 days of application date.  Condition cleared.01/02/2019:  Finding deemed non-material, loan will be graded a B for all agencies.

301027072	363afb73-715c-4b29-a090-84b58627b708	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee, and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee, and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.

01/21/2019:  Lender provided attestation they do not charge borrowers a credit report or flood cert fee.  Condition cleared.01/02/2019:  Non-material per SFIG guidance, loan will be graded a B for all agencies.

301027071	4e978dc1-0b03-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		01/09/2019: Audit located 1008 in PDF file. Condition rescinded.
Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 15.50 months reserves FICO is higher than guideline minimum UW guides require FICO of 740, loan qualified with FICO of 790 Years Self Employed Borrower has 26.33 years on job

301027070	f20986bb-d702-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		12/28/2018: Per updated client direction Final 1008 is located in the loan file. Exception Rescinded.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.60 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income

301027070	157d7261-d902-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns for XXXX and XXXX for borrowers business located on final loan application were not provided.

Appeal. The subject loan is a Correspondent loan wherein Correspondent Bulletin CB-18-04 dated January 23, 2018 states, Signed Tax Returns-Non-Agency: The Tax Transcript requirements for income documentation topic will be revised to allow the use of IRS tax transcripts as an alternative to requiring the borrower's signature on personal or business tax returns to document qualifying income for Non-Agency transactions. XX

12/28/2018: Lender advised that the updated bulletin to Correspondents require either the signed personal and business tax returns or the IRS tax transcripts as an alternative to the borrower's signature.  Exception cleared.

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.60 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income

301027069	6fae5b57-560d-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of HOA Fees	Missing evidence of HOA dues for property #3 on the final loan application. Additional conditions may apply.
01-08-2018 Appeal. The HOA statement for property #3 on the final 1003 which is designated as XXXX XXXXXXXXX XXXX was included in the loan file. It is noted the address for this property is not listed on the HOA statement. The HOA statement does include the address for the HOA which is XXX XXXXXXXXXX XX. XXXX XXXXXXXXX XXXX is located in the XXXXXXXXXXXX XXXXXXXXXXX. Please see attached printout of the HOA website which identifies these addresses for correlation of the HOA statement. XX
01/10/2019: Lender provided evidence of HOA fees, exception cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 64.47% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 253.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 24.72%

301027068	ed11b935-8f03-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		Rescinded as the 1008 was located in the file.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.13% FICO is higher than guideline minimum UW Guides require FICO of 740 loan qualified with FICO of 791 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 62.90 months’ reserves

301027068	b2b8810c-9b0e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of principal, interest, taxes and insurance for departing residence, evidence of taxes for property #1, and evidence of taxes and insurance for #2 on the final application not provided.
1-4-19 APPEAL, Providing evidence of principal, interest, taxes and insurance for departing residence, evidence of taxes for property #1, and evidence of taxes and insurance for #2. These documents are being reloaded for your convenience but can be found in the full file download on the pages indicated on each of the attached. /XX
01/09/2019: Lender provided evidence, exception rescinded.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.13% FICO is higher than guideline minimum UW Guides require FICO of 740 loan qualified with FICO of 791 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 62.90 months’ reserves

301027068	598c9353-d30e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence REO Property is Owned Free and Clear	Evidence property #1 and #2 on the final application are free & clear not provided.
1-4-19 APPEAL, Providing evidence that property #1 and #2 on the final application are free & clear. These documents are being reloaded for your convenience but can be found in the full file download on the pages indicated on each of the attached. /XX
01/09/2019: Lender provided evidence, exception rescinded.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.13% FICO is higher than guideline minimum UW Guides require FICO of 740 loan qualified with FICO of 791 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 62.90 months’ reserves

301027067	f71ff907-a8ef-4f9e-b487-6e36e118f19e	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		01/11/2019: Lender provided Funding Request Form confirming no lender affiliates. Condition cleared. 01/03/2019: Finding deemed non-material, loan will be graded a B for all agencies.
301027067	ad5c5985-1ec0-4366-a79f-4dddfb388ab5	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided
01/11/2019: Lender provided Notice to Home Loan Applicant & Consumer Score Disclosures for both borrowers. Condition cleared.01/03/2019: Finding deemed non-material, loan will be graded a B for all agencies.

301027067	b4ad76de-be74-4041-9697-ce599c8bef41	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit
01/11/2019: Lender provided initial Multi-Purpose Disclosure confirming borrowers received Home Loan Toolkit. Condition cleared. 01/03/2019: Finding deemed non-material, loan will be graded a B for all agencies.

301027066	4099f8a4-855e-49bf-aa0c-1d2cd7ee54a3	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business disclosure.	12/26/18 - Please find the attached Affiliated Business Disclosure on page 647 of the file submitted and contained in the Scanned Documents folder. XX	12/28/2018: Lender provided the Funding Request Form showing no affiliated businesses. Exception cleared.12/18/2018: Finding deemed non-material, loan will be graded a B for all agencies
301027065	d72ada6b-5014-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance for property #7 on the final application not provided.
1/15/19 - Appeal: See attached Mtg Stmt for property # 7 XXXXX XXXXXX XXX. showing Escrows for Taxes and Insurance in the amount of $XXX.XX. Also see attached county tax records showing XXXX taxes paid $XXXX.XX or $XX.XX monthly. Therefore the remaining $XX.XX is the monthly Insurance payment
01/16/2019: Audit reviewed documents provided. Total escrow per mortgage statement is $XXX.XX. Taxes per property tax bill are $XX.XX leaving the remaining $XX.XX as insurance. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 66.17% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.07% Years in Field Borrower has 16 years in Field

301027065	589f982b-4f14-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Borrower's Financed Properties Exceeds Guideline Maximum
Lender guidelines require a maximum of four 1-4 unit financed residential properties for Second Home and Investment Transactions, exception provided for more than four 1-4 unit financed residential properties
01/09/2018: Lender exception in file allowing for greater than four financed 1-4 unit properties. The Borrower has six financed 1-4 unit properties. Loan will be rated a B.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 66.17% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.07% Years in Field Borrower has 16 years in Field

301027065	9511aebb-1cb8-49dc-9b6c-06a775f963ff	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.

01/31/2019:  Lender provided attestation they do not charge borrowers a credit report or flood cert fee.  Condition cleared.01/09/2019:  Non-material per SFIG guidance, loan will be graded a B for all agencies

CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 66.17% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.07% Years in Field Borrower has 16 years in Field

301027064	fd02a674-e27a-47ce-ab97-460e4d6a0f40	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.
1-15-19 APPEAL, Providing Funding Request Form which shows the lender has no affiliates. This document is being provided for your convenience, however the document can be located in full file download starting on page 1311

01/16/2019:  Audit reviewed Lenders rebuttal and agrees.  Evidence no affiliates located on page 1312.  Condition rescinded.01/11/2019:  Finding deemed non-material, loan will be graded a B for all agencies

301027064	cc48b9e1-9d15-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/30/2019: Lender provided attestation they do not charge borrowers a flood cert fee. Condition cleared.01/11/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.
301027062	5da53cd6-990e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		1/3/2018: XXXXX 1008 located in file
Years in Field Borrower has been in his field 9 years. FICO is higher than guideline minimum UW guides minimum FICO is 720, loan qualified with FICO of 779 LTV is lower than guideline maximum UW guides maximum LTV is 85%, loan qualified with LTV of 80%

301027062	b4775ade-a198-4fb6-8ae4-f64d5bc1eca1	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.
01/17/2019: Received evidence Borrower was provided the Special Information Booklet/Home Loan Toolkit within 3 days of application date.  Condition cleared.01/02/2019:  Finding deemed non-material, loan will be graded a B for all agencies.

Years in Field Borrower has been in his field 9 years. FICO is higher than guideline minimum UW guides minimum FICO is 720, loan qualified with FICO of 779 LTV is lower than guideline maximum UW guides maximum LTV is 85%, loan qualified with LTV of 80%

301027062	e0a37588-bfbc-45ff-bef0-dba1041d23b8	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		01/17/2019: Received initial escrow disclosure. Condition cleared.01/02/2019: Finding deemed non-material, loan will be graded a B for all agencies.
Years in Field Borrower has been in his field 9 years. FICO is higher than guideline minimum UW guides minimum FICO is 720, loan qualified with FICO of 779 LTV is lower than guideline maximum UW guides maximum LTV is 85%, loan qualified with LTV of 80%

301027062	f7a0a444-9a0e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	1-4-19 APPEAL, Providing the Rate Lock Agreement	01/08/2019: Received rate lock agreement. Condition cleared.
Years in Field Borrower has been in his field 9 years. FICO is higher than guideline minimum UW guides minimum FICO is 720, loan qualified with FICO of 779 LTV is lower than guideline maximum UW guides maximum LTV is 85%, loan qualified with LTV of 80%

301027061	95dae81e-d102-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	General Credit Exception	The property is located in aXXX XXX XXX XXX. Evidence of lender approval missing from the loan file.
1/14/19 - Appeal. Please clarify why lender approval is required. Conditional approval item #1 states property "may" be ineligible. Review of the appraisal allows for condition to be cleared without exception approval12/27/18 - Appeal. Please see attached UW comments stating property could be rebuilt and condition is clear. (XX)

01/14/2019:  Hold funding request, page 367, states the property is located in a XXX XXX XXX XXX and is not in a special flood hazard area.   The flood certificate states flood insurance may not be available.  However, property is in Zone X, flood insurance is not required.  Zoning is legal, and appraisal states it is allowed under the current government regulations.  Condition cleared.01/12/19: Lender provided a copy of the appraisal. Please provide verification of the approval of the property. Condition maintained. 01/02/2019: Lender provided screen shot of the condition being cleared for the property location, notes on the screen shot reflect the property is not eligible.  Lender did not provide verification of the approval of the property.  Exception remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.81% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777 Years Self Employed Borrower has 16 years Self Employed

301027061	754b2ffc-da02-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.	12/28/18 - Appeal. Loan is a delegated Correspondent loan. Please see attached Final 1008. Located in CR file, pg 737 of 912. (XX)	01/02/2019: Lender responded this is a delegated Correspondent loan and final 1003 was in the loan file. Audit confirmed 1008 was in the loan file. Exception rescinded.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.81% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777 Years Self Employed Borrower has 16 years Self Employed

301027061	10d1170f-d102-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence of Property Taxes	Evidence of property taxes for property #2 on the final application not provided.
1/3/18 - Appeal. Final 1003 states REO #2 T&I of $XXX. This is based on taxes $XXXX/year ($XXX.XX/month) and HOI $XXX/year ($XX.XX/month), for a total of $XXX.XX. Docs located in CR file pp 428-429 and 466-467 of 917. (XX)12/28/18 - Please provide address for property #2. (XX)

01/07/2019: The property search on page 248-249 of the loan file reflects the assessed value and the tax rate, using this information the property taxes can be determined, exception rescinded.01/02/2019: Lender requested address for property #2.  The address is XXXX XXXXXXXXX XXX.  Exception remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.81% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777 Years Self Employed Borrower has 16 years Self Employed

301027061	8b6b9e03-d102-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing Executed Business Returns
Self-employed consumers must provide the following information: for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided.

12/28/18 - Appeal. Both borrowers S/E at same company 16+ years. File includes XXXX & XXXX W2's, 1120S, personal returns, and transcripts. Per attached guidelines, tax returns must be signed by the borrower unless the lender has obtained transcripts that validate the tax return. Signed returns not required. (XX)

01/02/2019: Lender responded tax transcripts can be used in Lieu of signatures on tax returns and provided guidelines stating this is acceptable.  Audit confirmed the tax transcripts are in the loan file.  Exception rescinded.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.81% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777 Years Self Employed Borrower has 16 years Self Employed

301027061	6fe9ebc6-3702-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal and final title policy.
1/3/19 - Appeal. Legal description on the Title is correct and legally binding. APN on the Appraisal is correct. There is no requirement for the APN to be included on any document (specifically the Title or Mortgage) other than the Appraisal. The APN is used on the Appraisal only to satisfy USPAP.12/27/18 - Appeal. The description on the Mortgage and Title is correct and is the binding legal description for title insurance since the APN has no bearing. XXXX XXXXXX property appraiser uses APN XXXXX-XXXXX which matches the Appraisal APN. Lender's Custody review does not require the APN's to match, only to be valid,unique and legal. Please see attached website screenshots. (XX)

01/12/2019: Updated direction from client, legal on appraisal matches title and mortgage, exception cleared.01/02/2019: Lender responded the legal description matches.  Audit verified the APN on the title does not match the appraisal or Warranty deed.  It appears the APN on the title is incorrect.  Exception remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.81% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777 Years Self Employed Borrower has 16 years Self Employed

301027061	9eae1928-969f-433a-ae0e-523e776b1eca	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit	12/27/18 - Appeal. Please see attached XX/XX/XXXX proof of delivery. Located in CR file, pp 743-744 of 912. (XX)
01/02/2019: Lender provided Notice to Applicants Disclosure Notices which reflects borrower acknowledged the receipt of the Home Loan Tool Kit which was also located in the loan file.  Exception rescinded.12/18/2018: Finding deemed non-material, loan will be graded a B for all agencies

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.81% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777 Years Self Employed Borrower has 16 years Self Employed

301027061	aa937dd6-b3b6-4817-81f8-09017e4af6cf	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State License ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		01/14/2019: Updated direction given, missing Settlement Agent license ID is non-material. Finding downgraded. Non-material finding, loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.81% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777 Years Self Employed Borrower has 16 years Self Employed

301027060	b93b1f54-4b14-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Missing income documentation	Lender guidelines require evidence of receipt of rental income for month-to-month leases, exception provided for missing receipt of income for a month-to-month lease		01/09/2018: Lender exception in file allowing for month-to-month leases without evidence of receipt of the rental income.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80% Years in Field Borrower has 28 years in Field   No Mortgage Lates UW Guides require 0.30 days late in the most recent 12 months; credit report verifies 55 months payment history with no late payments reported

301027059	a9f8cfdb-c112-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.	1/15/19-Please find the Drive Report for this loan attached	01/16/2019: Fraud report provided. Audit reviewed, and all red flags are cleared.
Reserves are higher than guideline minimum  UW Guides require 6 months reserves, loan qualified with 37.6 months reserves DTI is lower than guideline maximum  UW Guides maximum DTI of 43%, loan qualified with DTI of 42.54% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 784

301027059	e4985f73-9cdb-43e8-905f-02c0ae237a19	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in Section B despite evidence of a Credit Report and Flood Cert in the file.  The Credit Report Fee and Flood Cert Fee should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided

02/07/2019:  Lender provided attestation they do not charge borrowers a credit report or flood cert fee.  Condition cleared.01/07/2019:  Non-material per SFIG guidance, loan will be graded a B for all agencies

Reserves are higher than guideline minimum  UW Guides require 6 months reserves, loan qualified with 37.6 months reserves DTI is lower than guideline maximum  UW Guides maximum DTI of 43%, loan qualified with DTI of 42.54% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 784

301027059	94b691ec-aa13-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error	The Title- Owner Title Insurance Policy Endorsement fee reflected in section H of the final Closing Disclosure is missing "Optional". Provide corrected CD and letter of explanation to the Borrower.	2/22/19 Appeal- see attached PCCD and LOE with correction
02/25/2019: Received explanation letter and post-closing CD correcting Section H.  Condition cleared.  Loan will be rated a B.1/8/2019:  Non-material per SFIG guidance, loan will be graded a B for all agencies

Reserves are higher than guideline minimum  UW Guides require 6 months reserves, loan qualified with 37.6 months reserves DTI is lower than guideline maximum  UW Guides maximum DTI of 43%, loan qualified with DTI of 42.54% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 784

301027058	9b38dfba-82b3-46ec-a587-5a3db04d6040	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/15/2019: Please see attached
01/17/2019: Client provided an attestation from the lender that they do not charge borrowers a credit report fee and flood cert fee. Exception cleared.01/03/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.

FICO is higher than guideline minimum FICO 743 > 720 minimum allowed DTI is lower than guideline maximum DTI 29.01% < 43% max allowed LTV is lower than guideline maximum LTV 57.44% < 80% LTVmax allowed

301027058	069b99e2-2969-427c-a74e-44837f1c8a31	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the  taxes vs. the actual amount of $XXX.XX.  (IN ESCROW) Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.

1-4-19 APPEAL, Providing evidence the Estimated Taxes, Insurance and Assessments as $XXX.XX is correct based on the total correct taxes of $XXX.XX. The additional Certificate of Current Property Tax Status can be located on page 1973 of full file download /XX
01/08/2019: After review of lender rebuttal and the loan file, this exception is rescinded.
FICO is higher than guideline minimum FICO 743 > 720 minimum allowed DTI is lower than guideline maximum DTI 29.01% < 43% max allowed LTV is lower than guideline maximum LTV 57.44% < 80% LTVmax allowed

301027058	8254ad0e-aa03-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.	1/4/19 Appeal: Not located in XXXXX XXXX. Please see attached CDA/Field review with acceptable value supporting document for your review and rescission. Thanks !! XX	01/08/2019; Lender provided CDA Report, exception cleared.
FICO is higher than guideline minimum FICO 743 > 720 minimum allowed DTI is lower than guideline maximum DTI 29.01% < 43% max allowed LTV is lower than guideline maximum LTV 57.44% < 80% LTVmax allowed

301027057	7b8c0ac4-6004-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The final CD does not reflect a Credit Report Fee and a Flood Certification Fee in Section B despite a credit report and flood certification showing in the file. The fees is required to be disclosed or an attestation provided that no fee was allocated to the transaction.
01/15/2018: Please see attached
01/15/2019: Client provided attestation from lender that they do not charge a credit report or flood cert fee to the borrower, exception cleared.01/03/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.

301027057	5eef84af-6004-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.	1/4/19 Appeal: Not located in XXXXX XXXX. Please see attached CDA/Field review with acceptable value supporting document for your review and rescission. Thanks !!	01/09/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301027055	a3a18eb0-9d6c-4834-ba2b-6ee2689d5436	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure.
1/16/19 Appeal: Please see section 9 of the attached Funding Request Form, which states that the TPO lender (XXXXXXX XXXXXXX XXXXXXXXX) does not have any affiliated business relationships, and thus an Affiliated Business Disclosure is not required
01/17/2019: Received evidence no affiliates. Condition cleared.01/03/2019: Finding deemed non-material, loan will be graded a B for all agencies.
301027055	d3e00424-56a4-496b-9b64-7bcb9c89b1a9	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for). No Cure - Missing document not provided. Non-material	1/16/19 Appeal: Please see the included WLSP	01/17/2019: Received evidence Borrower was provided the WLSP within 3 days of application date. Condition cleared.01/02/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.
301027055	6c50d154-860f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.

1/16/19 Appeal: Please see the included attestation from the originating lender (XXXXXXX XXXXXXX XXXXXXXXX) that the flood cert fee is always included in the underwriting fee (see their comment on page 2 of the included CD).

02/01/2019:  Lender provided attestation they do not charge borrowers a flood cert fee.  Condition cleared.01/17/2019:  Document provided is not an acceptable attestation.  It must be on seller letter head and should technically be executed by Compliance Officer.  Condition remains non-material per SFIG guidance, loan will be graded a B for all agencies.01/02/2019:  Non-material per SFIG guidance, loan will be graded a B for all agencies.

301027052	2bf73188-7fd1-4e72-a912-bffa2684d9f6	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	1/9/19 Appeal: Located in XXXXX XXXX Entire file down load and look for page 642-643. Please rescind. Thanks !! XX
01/10/2019: Lender provided the Funding Request form showing no affiliates in the original loan documentation.  Exception cleared.01/03/2019: Finding deemed non-material, loan will be graded a B for all agencies.

301027052	1ce0d215-b503-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file.	1/2/19 Appeal: Not located in XXXXX XXXX. Please see attached CDA/Field review with acceptable value supporting document for your review and rescission. Thanks !! XX	01/04/2019: Lender provided CDA. Exception cleared.
301027051	076d71fe-afa1-481b-9e01-737cc9e9600a	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.	01/17/2019: Please see the attached which confirms delivery of the Home Loan Toolkit to the borrower. The document was located on page 858 for the loan file in CR.	01/17/2019: Lender provided system screen print showing the Home loan toolkit was received 5/11/18. Exception cleared.01/03/2019: Finding deemed non-material, loan will be graded a B for all agencies
301027051	e6f8e048-0724-4b07-a77f-b73456398af0	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure.	01/17/2019: Please see the attached which confirms delivery of the Homeownership Organization Disclosure to the borrower. The document was located on page 858 for the loan file in CR.
01/17/2019: Lender provided a screen print showing the HUD Homeownership Counseling Disclosure being received.  Exception cleared.01/03/2019: Finding deemed non-material, loan will be graded a B for all agencies

301027051	8079125b-cb92-4d77-a4ae-e9b644f799ab	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file. Missing document not provided.	01/17/2019: Attached is a copy of the WLSP located on page 204 of the loan file in CR.	01/17/2019: Lender provided the WLSP. Exception cleared.01/03/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.
301027051	b21e7fc6-ed14-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/30/2019: Lender provided attestation they do not charge borrowers a flood cert fee. Condition cleared.01/03/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.
301027050	a9f9edf0-77da-4962-85f0-ccb72bd2dbf4	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit	1.9.19 Appeal. Please find attached the Home Loan Toolkit. Said document was provided to XXXX within the scanned documents file on page 644. XX
01/11/2019: Lender provided the acknowledgment of the Home Loan Toolkit and advised the document was in the original file.  Exception rescinded.01/03/2019: Finding deemed non-material, loan will be graded a B for all agencies

301027050	abd54f1b-5a11-453e-b1cb-d7cd86b61231	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure is dated XX/XX/XXXX and the application date is XX/XX/XXXX
1.9.19 Appeal. Please find attached the FACTS by XXXXXXX XXXXXXX XXXXXXXXX referencing they have no affiliates. Said document was provided to XXXX within the scanned document file on pages 373 and 374. XX

1/11/2019: Lender provided the FACTS listing no affiliates and also the Funding Request pg 570-572 showing no affiliates.  Exception rescinded.01/03/2019: Finding deemed non-material, loan will be graded a B for all agencies

301027050	65660a4f-5c6f-4a46-b35c-30a7f3dd98e3	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report and flood Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report and flood cert in the file. The Credit Report and flood fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to e loan transaction must be provided
1/15/19 Appeal: Please see attached attestation from XXXXXXX XXXXXXX XXXXXXXXX stating they do not charge a credit report fee or flood cert fee. - XX
01/16/2019: Lender provided attestation verifying that the lender does not charge a credit report fee and a flood certification fee. Exception cleared.01/03/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies

301027049	20ed0881-ef02-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.	12/24/18 Appeal: Please see documents located in entire XXXXX XXXX File download pages 88,94,187,446,595,621,877, & 1276 for your review and rescission. Thanks !! XX	12/28/2018: Lender advised that the 1008 is in the original loan file. Exception rescinded.
Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with  57 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 772 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.68%

301027049	8e7a1472-f102-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing K-1	Missing K-1's for Business A on the XXXX Schedule E Part II. If XX% or greater ownership, additional conditions will apply.	12/24/18 Appeal: Please see documents not located in XXXXX XXXX File. Please review & and rescind. Thanks !! XX	12/28/2018: Lender advised documents in original file, reviewed original loan file Business A no documents were provided, however income/losses were not used from the business. Exception cleared.
Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with  57 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 772 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.68%

301027049	14936fcc-cfd3-4d59-85dd-ff2d9567948f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	01/09/19 - Appeal: See question 9 on the attached Funding Request Form. Lender does not have any affiliated business arrangements therefore no ABA is required. XX	01/10/2019: Client provided the Funding Request Form indicating lender has no affiliates, exception cleared.12/18/2018: Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with  57 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 772 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.68%

301027049	8e79d6f2-ef02-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file.
01/02/2019: So sorry about that, attachment failed loading for some reason. Please see attached. Please rescind. XX- Thanks !!12/21/18 Appeal: Not located in XXXXX XXXX. Please see attached CDA/Field review with acceptable value supporting document for your review and rescission. Thanks !! XX
01/04/2019: Lender provided CDA. Exception cleared.12/28/2018: Lender advised to used the Field review in file. For Securitization the CDA is required. Exception remains.
Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with  57 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 772 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.68%

301027047	38738727-0303-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Balance Sheet
Missing current XXXX Balance Sheet and signed & dated YTD XXXX Balance Sheet for Business A on Schedule E Part II of XXXX tax return. YTD XXXX Balance Sheet provided in the loan was not signed and dated by the preparer per required by lender's guidelines.

01/15/2019: Updated guidance, Balance sheet and P&L are not required in guidelines when personal bank statement cover a 24 month period. XXXX overlays should not override XXXXX G/L's. Exception cleared.

No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 37  months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 767 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 75.50 months reserves

301027047	6bf3ba2f-0303-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing YTD Profit & Loss
Missing XXXX and YTD XXXX P&L Statement for Business A on Schedule E Part II of XXXX tax return. XXXX and YTD XXXX P&L Statement provided in the loan file were not signed and dated by the preparer as required per lender's guidelines.

01/15/2019: Updated guidance, Balance sheet and P&L are not required in guidelines when personal bank statement cover a 24 month period. XXXX overlays should not override XXXXXX G/L's. Exception cleared.

No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 37  months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 767 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 75.50 months reserves

301027047	94eb68be-5bad-49e9-a888-0b7ff7382759	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Initial Escrow Account Disclosure	Missing Initial Escrow Account Disclosure	1/8/19 Appeal: Not located in XXXXX XXXX, please find the signed Initial Escrow Disclosure Statement for your review and rescission.	01/09/2019: Initial escrow disclosure provided is for a different loan number/borrower. Condition remains.12/21/2018: Finding deemed non-material, loan will be graded a B for all agencies.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 37  months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 767 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 75.50 months reserves

301027047	db728a92-0203-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Advisory Finding 1	Lender guidelines require a max DTI of 43%, exception provided for a DTI > 43%		Exception not required to meet guidelines. Audit DTI reflects 42.78%, all guideline requirements met without exception
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 37  months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 767 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 75.50 months reserves

301027047	14feddc0-18ef-44d9-bf7b-3a982d58b68f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower. No Cure	1/8/19 Appeal: Please see attached Electronically letters sent to the borrower. Located on page 241, 1181-1183 from engtire Clear Capital Download. Please rescind
01/09/2019: Audit reviewed Lender’s rebuttal and agrees. Evidence of e-consent located on page 241. Condition rescinded.12/21/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies

No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 37  months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 767 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 75.50 months reserves

301027047	c2ac7635-0103-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file.	1/2/19 Appeal: Not located in XXXXX XXXX. Please see attached CDA/Field review with acceptable value supporting document for your review and rescission. Thanks !! XX
01/09/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.01/04/2019: Lender responded the CDA is attached; however, document was not provided.  Exception remains.

No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 37  months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 767 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 75.50 months reserves

301027046	11200412-3714-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A credit report fee and a flood cert fee were not reflected in Section B of the Closing Disclosure despite evidence of a Credit Report and a Flood Cert in the file.  The Flood Cert and Credit Report fees should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.

01/31/2019:  Lender provided attestation they do not charge borrowers a credit report or flood cert fee.  Condition cleared.01/09/2019:  Non-material per SFIG guidance, loan will be graded a B for all agencies

Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 71.5 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.08% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778

301027045	b77b0945-6183-4bbe-b65e-6dbf3bd744ac	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.
1/14/19 Appeal: Searched all over the file again and was able to locate this attached signed ABA for your review. Please rescind. Thanks 1/9/19 Appeal: Located in XXXXX XXXX Entire file down load and look for page 577-579. Please rescind. Thanks !! XX

01/14/2019:  Lender provided executed Affiliated Business Disclosure.  However, it is not dated within 3 days of the application date.  Condition remains non-material.  Loan will be graded a B for all agencies.1/10/2019: Lender provided the Funding Request form, however the lender marked yes to Do you have an Affiliated Business Relationship? Since Yes is checked an affiliated business disclosure is required.  Exception remains.12/24/2018: Finding deemed non-material, loan will be graded a B for all agencies

301027045	c4631d7e-504a-4c83-9a96-c3d760baae52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	HUD Homeownership counseling disclosure not provided.		01/14/2019: Finding deemed non-material, loan will be graded a B for all agencies.
301027045	f8b98fc9-6630-4603-b086-09ee955eb575	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure -	1/9/19 Appeal: Please see attached XXXXXXX system proof stating E-Consent was received. Please rescind. Thanks !! XX	01/10/2019: Lender provided the system proof for the e Consent. Exception cleared.12/24/2018: Non-material per SFIG guidance. Loan will be graded a B for all agencies.
301027045	1d476745-1002-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file.		01/05/2019: A CDA provided reflecting a value of $XXXXXXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
301027044	18627210-ed03-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification
The loan application indicated that the borrower was self-employed for 10 years. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. The loan file contained no verification of the borrower’s business, rendering the subject mortgage ineligible for delivery to the investor.

2/1/19 Appeal- see attached VVOE. XXX 1/12-Appeal: Attached please find independent confirmation of self employment for borrower's main source of income with XXXXXXX XXXXXX, XXXX from the XXXXXXXX Secretary of State

02/04/2019: Lender provided VVOE, business license, and online search of business.  Exception cleared. 01/14/2019:  Received verification of business from Secretary of State website.  However, it is not dated.  Unable to determine if timing requirement has been met.  Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.80% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 747 Years Self Employed Borrower has 10 years Self Employed

301027044	c800f07e-ee03-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.	1/9/19 Appeal: Not located in XXXXX XXXX. Please see attached CDA/Field review with acceptable value supporting document for your review and rescission. Thanks !! XX	01/11/2019: Lender provided the CDA report. Exception cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.80% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 747 Years Self Employed Borrower has 10 years Self Employed

301027039	50c2106c-b60e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
															1-12-19 APPEAL, Providing Flood Cert Attestation from correspondent. /XX	01/14/2019: Lender provided attestation from Lender for this loan. Exception cleared.01/03/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.
Years in Field Borrowr has been in field 17 years FICO is higher than guideline minimum UW guides minimum FICO is 720, loan qualified with a FICO of 801 DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with a DTI of 28.73%

301027035	29ed573c-340d-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.	01/12/2019: Updated direction from client.	01/13/2019: Per client's updated direction, legal description matches across the mortgage, title and appraisal, exception cleared.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780 LTV is lower than guideline maximum UW Guides maximum LTV of 85%, loan qualified with LTV of 60.18% Years in Field Borrower has 15 years in Field

301027035	7a795460-bc93-4bed-b48e-a90630c4bf89	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit	1-12-19 APPEAL, Providing evidence the borrower was provided with the Home Loan Tool Kit. XXX	01/13/2019: Lender provided evidence of Home Loan Toolkit delivery, exception cleared.01/03/2019: Finding deemed non-material, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780 LTV is lower than guideline maximum UW Guides maximum LTV of 85%, loan qualified with LTV of 60.18% Years in Field Borrower has 15 years in Field

301027035	ba841082-a00e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Rescind	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file.	1/9/19 Appeal: Located in XXXXX XXXX Trailing docs. For your convenience, I have re-attached CDA/Field review with acceptable value supporting document for your review and rescission. Thanks !! XX	01/11/2019: Lender advised that the CDA was in the original loan file. Reviewed the property screen and the CDA was documented. Exception rescinded.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780 LTV is lower than guideline maximum UW Guides maximum LTV of 85%, loan qualified with LTV of 60.18% Years in Field Borrower has 15 years in Field

301027034	0e53a40b-0515-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.	1/15/19 Appeal: Not located in XXXXX XXXX. Please see attached CDA/Field review with acceptable value supporting document for your review and rescission	01/16/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301027033	4e271288-2914-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	Missing copy of Power of Attorney.	1/15 Appeal Please see attached POA
01/17/2019: Lender provided completed POA. Exception cleared. 01/16/2019:  A POA in the State of XXXXXXXX is signed by the principal, agent and 2 witnesses and notarized.  Document provided does not meet the criteria.  Condition remains.

Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXX,XXX.XX22 in disposable income   DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.36% FICO is higher than guideline minimum UW Guides require FICO of 720 loan qualified with FICO of 789

301027033	c925b68c-de5d-49d7-b9e7-c367d84e00e7	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.

01/28/2019: Please see attached. 1/25/19 Appeal: It appears that the Correspondent lender XXX XXXXXXX has opted to pay for this fee therefore, it will not appear on the closing disclosure as a cost. Please rescind. Thanks !! XX

01/28/2019: Lender provided attestation. Exception cleared.01/28/2019:  Lender responded, it appears that the Correspondent lender has opted to pay for this fee therefore, it will not appear on the closing disclosure as a cost.  No document uploaded for review.  Attestation from Correspondent is required.  Condition remains non-material per SFIG guidance, loan will be graded a B for all agencies  01/09/2019:  Non-material per SFIG guidance, loan will be graded a B for all agencies

Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXX,XXX.XX22 in disposable income   DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.36% FICO is higher than guideline minimum UW Guides require FICO of 720 loan qualified with FICO of 789

301027033	a89cc801-2a14-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file		01/12/19: Lender provided the CDA. Condition cleared.
Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXX,XXX.XX22 in disposable income   DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.36% FICO is higher than guideline minimum UW Guides require FICO of 720 loan qualified with FICO of 789

301027031	fd685031-1102-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file.	12/21/18 Appeal: Not located in XXXXX XXXX. Please see attached CDA/Field review with acceptable value supporting document for your review and rescission. Thanks !! XX
01/05/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared. 12/28/2018: Lender advised to used the Field review in file.  For Securitization the CDA is required.  Exception remains.

301027030	8451b015-d502-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.	The attached document is the Final approved 1008 which is located in the scanned documents under Loan Transmittal.	12/28/2018: Per updated client direction Final 1008 is located in the loan file. Exception cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.34% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 790 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  51.6 months reserves

301027030	72dc0426-e502-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing Executed Business Returns
Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided.

Appeal. The subject loan is a Correspondent loan wherein Correspondent Bulletin CB-18-04 dated January 23, 2018 states, Signed Tax Returns-Non-Agency: The Tax Transcript requirements for income documentation topic will be revised to allow the use of IRS tax transcripts as an alternative to requiring the borrower's signature on personal or business tax returns to document qualifying income for Non-Agency transactions - XX
12/28/2018: Lender advised that if Tax transcripts were received, then signed tax returns were not needed. Transcripts are in file. Exception rescinded.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.34% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 790 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  51.6 months reserves

301027030	56306fb1-3f86-47bd-8de8-a40cb2656c5d	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure
01/09/2019: Lender provided disclosure tracking form evidencing delivery and receipt of the disclosure. Condition cleared. 12/18/2018 Finding deemed non-material, loan will be graded a B for all agencies

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.34% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 790 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  51.6 months reserves

301027030	3d1cf578-e402-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file.	12/21/18 Appeal: Not located in XXXXX XXXX. Please see attached CDA/Field review with acceptable value supporting document for your review and rescission. Thanks !! XX
01/09/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared. 01/05/2019: Lender advised CDA attached. No CDA attached or in Trailing Docs. Condition remains.12/28/2018: Lender advised to used the Field review in file.  For Securitization the CDA is required.  Exception remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.34% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 790 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  51.6 months reserves

301027028	ba5eea40-b1ba-49ce-8776-f082d365e576	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.
1.10.19 Appeal. Please see attached Funding Form from XXXXXXX XXXXXXXXXXX XXXXXXXX, XXX, advising they have no affiliates. Said document was provided to XXXX within the scanned documents file on pages 451 thru 455. See attached. XX

01/11/2019: Lender provided Funding Request form that was also in the loan file, reflecting the lender did not have affiliates.  Exception rescinded.01/04/2019: Finding deemed non-material, loan will be graded a B for all agencies.

301027028	37cd9100-4610-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report and flood cert are in the file. The Credit Report fee and Flood Cert Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/15/2019: Please see attached
01/16/2019: Lender provided attestation verifying that the lender does not charge a credit report fee and a flood certification fee. Exception cleared.01/04/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies

301027027	3953b5f7-840e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file.	1/9/19 Appeal: Not located in XXXXX XXXX. Please see attached CDA/Field review with acceptable value supporting document for your review and rescission. Thanks !! XX	01/11/2019: Lender provided the CDA report. Exception cleared.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755 CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 70% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.33%

301027024	03061903-8913-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of HOA Fees	Missing evidence of HOA dues for property #3 on the final loan application.
01/16/2019: 2nd Appeal (1/16/19): Please see the included supporting document from the XXXXXXX XXXX Property Owners’ Association website clarifying, on page 2 (frequently asked questions (highlighted section)), that the assessment is due annually (“on the 1st of each XXXXXXX”). Please note that the account # (XXXXX) matches the account # for the HOA payment support included with the first appeal. XX 1/15/19 Appeal: Please see the attached supporting doc as evidence of the HOA dues for property #3 on the final loan application (XXXX XXX XXXXX XX; XXXXX XXXXX, XX XXXXX). This doc is located on pages 953 and 954 of the XXXXX XXXX pdf file

01/17/2019: Lender provided HOA documentation verifying paid annually. Exception cleared.01/16/2019:  Audit reviewed Lender's rebuttal, document provided and original loan file.  HOA statement located on page 953.  However, unable to determine frequency.  If annual, DTI is < 43%.  If quarterly or monthly, DTI will be > 43%.  Please provide clarification.  Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752. Years on Job Borrower has 12.6 years on job. Reserves are higher than guideline minimum UW Gudes require 6 months reserves, borrower qualified with 56.10 months reserves.

301027024	f8a4d912-3bc4-43d3-9ec5-3e64e91dd491	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.
1/16/19 Appeal: Please see section 9 of the attached Funding Request Form, which states that the TPO lender (XXXXXXXX XXXXXXXXX XXXX) does not have any affiliated business relationships, and thus an Affiliated Business Disclosure is not required. XX
01/17/2019: Client provided the funding request form showing no affiliated businesses. Exception cleared.01/08/2019: Finding deemed non-material, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752. Years on Job Borrower has 12.6 years on job. Reserves are higher than guideline minimum UW Gudes require 6 months reserves, borrower qualified with 56.10 months reserves.

301027023	bed84e73-f509-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing Balance Sheet	Missing current XXXX Balance Sheet for borrowers business reflected on final loan application per guidelines. Additional conditions may apply.	1/7-Appeal Attached please find the Balance sheet for XXXX XXXXX XXXXX, XXX which was also provided on pages 469-470 of the initial pdf loan file	01/08/2019: Audit reviewed Lender's rebuttal and agrees. Balance Sheet located on pages 469-470. Condition rescinded.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 128.30 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 63.17%

301027023	c670da93-e7ff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/12/2019: Lender provided attestation flood certificate fee was not charged to the borrower. Condition cleared.12/27/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 128.30 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 63.17%

301027023	62597017-f609-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided	1/4/19 Appeal: Not located in XXXXX XXXX. Please see attached CDA/Field review with acceptable value supporting document for your review and rescission	01/08/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 128.30 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 63.17%

301027022	121caf10-c659-4bac-9e27-dcb1dd28821c	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in Section B of the Closing Disclosure despite evidence of a flood cert in file. The Flood Cert fee should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/15/2019: Please see attached
01/17/2019: Client provided an attestation from the lender that they do not charge borrowers a flood cert fee. Exception cleared.12/19/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies

301027022	8887665f-d803-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA is missing.	1/4/19 Appeal: Not located in XXXXX XXXX. Please see attached CDA/Field review with acceptable value supporting document for your review and rescission	01/08/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301027020	1363b7c7-2e10-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Failure to Obtain Required Documentation	Missing copy of XXXXXXXXXX XXXXXXXX confirming indebtedness limited to $XX,XXX.XX vs. $XXX,XXX.XX for Business #1 on XXXX Schedule E Part II, Statement 3.	01-10-2019 Appeal. The commercial loan guarantee was included with the loan file on page 92 of 792. Please see attached. XX	01/12/2019: Lender provided same XXXXXXXXXX XXXXXXXX and response " The commercial loan guarantee was included with the loan file on page 92 of 792. Please see attached." Exception rescinded.
Years on Job Borrower has 38 years on job FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795 Reserves are higher than guideline minimum UW Guides require 8 months reserves, borrower qualified with 36.70 months reserves.

301027020	bc0a65f5-2f10-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence of HOA Fees	Missing evidence of assessment for subject property. Please provide amount of assessment and/or clarification for maintenance agreement in file for lot owners in subject subdivision.
01-11-2019 Appeal. The appraisal does identify the property as being on a private road. However, there is no formal Private Road Maintenance Agreement, nor is there any HOA or community anything. To address the maintenance document in file; it is immaterial to our transaction and is not part of our transaction. XXXX contacted the title agent directly for clarification. XXXXX XXXX affirmed there is no HOA and no formal agreement which is common in the area. If there was either it would appear on the title commitment. The document in question is a private agreement between the lender XXXXX XXXXXXX XXXX and the owners in XXXX the XXXXX’X, who in turn sold the property to the sellers on our transaction. Again, this document is not a part of our transaction and should not have been included. To help clarify, please read the last sentence of paragraph 5 in said document. This document is only intended to exclude XXXXX XXXXXXX XXXX from any associated expense from their borrowers. XXXX would only require a Private Road Maintenance Agreement if it appears on title; in this case it does not. Please rescind. XX

01/12/2019: Lender provided response "The appraisal does identify the property as being on a private road. However, there is no formal Private Road Maintenance Agreement, nor is there any HOA or community anything. To address the maintenance document in file; it is immaterial to our transaction and is not part of our transaction. XXXX contacted the title agent directly for clarification. XXXXX XXXXX affirmed there is no HOA and no formal agreement which is common in the area. If there was either it would appear on the title commitment. The document in question is a private agreement between the lender XXXXX XXXXXXX XXXX and the owners in XXXX the XXXXX’X, who in turn sold the property to the sellers on our transaction. Again, this document is not a part of our transaction and should not have been included. To help clarify, please read the last sentence of paragraph 5 in said document. This document is only intended to exclude XXXXX XXXXXXX XXXX from any associated expense from their borrowers. XXXX would only require a Private Road Maintenance Agreement if it appears on title; in this case it does not. Please rescind." Confirmed. Exception rescinded.

Years on Job Borrower has 38 years on job FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795 Reserves are higher than guideline minimum UW Guides require 8 months reserves, borrower qualified with 36.70 months reserves.

301027020	765ffe0c-5a16-4bd7-840f-d2266c3b38a0	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file. No Cure - Missing document not provided.		01/04/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies
Years on Job Borrower has 38 years on job FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795 Reserves are higher than guideline minimum UW Guides require 8 months reserves, borrower qualified with 36.70 months reserves.

301027020	67d82939-8a0f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.

01/21/2019:  Lender provided attestation they did not charge borrowers a credit report or flood cert fee prior to August 2018.  Condition cleared.01/04/2019:  Non-material per SFIG guidance, loan will be graded a B for all agencies

Years on Job Borrower has 38 years on job FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795 Reserves are higher than guideline minimum UW Guides require 8 months reserves, borrower qualified with 36.70 months reserves.

301027018	45de7f1d-920f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Closing Disclosure document error	Owners Title Insurance in Section H of CD dated does not reflect the word "Optional"
1.10.19 Appeal. The Owner's Title Insurance was not an "optional" fee. According to the Resident Purchase Agreement, page 3, Section C Escrow and Title seller agrees to purchase a owner's title insurance. See page 1469 in scanned documents for this reference. XX

01/11/2019: After review of the lender's rebuttal and the loan file, the word "optional" is not required because the Owner's Title Insurance is seller paid, exception rescinded.01/03/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies

301027018	c337d532-910f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file.	1/9/19 Appeal: Located in XXXXX XXXX Trailing docs. For your convenience, I have re-attached CDA/Field review with acceptable value supporting document for your review and rescission. Thanks !! XX	01/11/2019: Lender provided the CDA report, exception cleared.
301027016	87428fcd-c068-4faf-b7fe-ac324106feae	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert and Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert and credit report in the file.  The Flood Cert and Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.

01/21/2019:  Lender provided attestation they do not charge borrowers a credit report or flood cert fee.  Condition cleared.12/20/2019:  Non-material per SFIG guidance, loan will be graded a B for all agencies.

301027015	ff29cd97-19ca-4242-a30e-1211ce9c7d18	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure.
01/31/2019:  Received evidence Borrower was provided with the HUD Homeownership Counseling Disclosure within 3 days of application date.  Condition cleared.01/08/2019:  Finding deemed non-material, loan will be graded a B for all agencies.

301027015	fbc3bc41-1582-4619-84b1-628f2f4ffb6c	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The WLSP corresponding to the initial LE dated XX/XX/XXXX is missing from the loan file. No Cure.		01/31/2019: Received evidence Borrower was provided the WLSP within 3 days of application date. Condition cleared.01/08/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.
301027011	44a86362-3714-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Incorrect disclosure of Origination Charges - Section A
The "Processing Fees" and "Underwriting Fees" paid to the Lender reflected in Section A of the final Closing Disclosure should be itemized. Provide corrected CD and letter of explanation to the Borrower.
01/16/2019: Both the "Processing Fee" and "Underwriting Fee" are itemized on the Final CD. Please advise
01/17/2019: Lender provided same Final CD and response "Both the "Processing Fee" and "Underwriting Fee" are itemized on the Final CD. Please advise". Exception rescinded.01/09/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies

301027011	c5077b59-fca0-4f11-9b77-0a44477fff60	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in Section B of the Closing Disclosure despite evidence of a flood cert in file. The Flood Cert fee should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/30/2019: Lender provided attestation they do not charge borrowers a flood cert fee. Condition cleared.01/09/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies
301027010	ae6d7cc4-9603-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		01/04/2018 - Rescinded as the 1008 was located in the file.
DTI is lower than guideline maximum UW Guides require maximum DTI of 43%, loan qualified with DTI of 11.21%  Years Self Employed Borrower has 9 years self-employed  FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785

301027010	32ecf139-9503-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing W-2	Lender's guidelines require 2 years' W-2. Two years' W-2 not provided. XXXX W2 for Business B on Schedule E Part II of XXXX tax return is missing.
01-07-2019 Appeal. Business B is identified as XXXX XXXXXXX XXXXXXXXX XXX. A review of the tax returns for business B reveals they did not pay any wages or officer compensation in XXXX There was also a letter of explanation for the loss of income in XXXX. XXXX is not missing, one was not issued.
01/10/2019: Audit reviewed Lender’s rebuttal and original loan file. There was no W-2 income in XXXX for Business B per 1120S tax return. Condition rescinded.
DTI is lower than guideline maximum UW Guides require maximum DTI of 43%, loan qualified with DTI of 11.21%  Years Self Employed Borrower has 9 years self-employed  FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785

301027010	c4911fbf-e276-48a5-86e9-34ee1aa524c6	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/15/2019: Please see attached
01/15/2019: Client provided attestation from lender that they do not charge the borrower a flood cert fee, exception cleared.12/19/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies

DTI is lower than guideline maximum UW Guides require maximum DTI of 43%, loan qualified with DTI of 11.21%  Years Self Employed Borrower has 9 years self-employed  FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785

301027004	eb7404fc-2a02-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.	01/03/2019: Non-Delegated loan, the latest XXXXXX 1008 is the final. XX	Finding not required as XXXXX 1008 received.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 788 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.931% Years in Field  Borrower has 9 years in Field

301027004	bc64312a-4041-440e-a61b-cc5190897c51	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing home loan toolkit	01/09/2019: Document uploaded01/03/2019: APPEAL: See attached HLTK document. XX
01/10/2019: Lender provided the acknowledgment of receipt of the Home loan toolkit.  Exception cleared.01/09/2018: No document was attached for review in XXXXX XXXX, this exception is deemed non-material.12/21/2018: Finding deemed non-material, loan will be graded a B for all agencies

FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 788 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.931% Years in Field  Borrower has 9 years in Field

301027004	dbdef581-74e9-40df-b50f-acd938870e68	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.	01/03/2019: APPEAL: See attached Funding Request Form confirming no affiliates. XX	01/09/2018: Lender provided Funding Request Form, exception rescinded.12/17/2018: Finding deemed non-material, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 788 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.931% Years in Field  Borrower has 9 years in Field

301027003	002d73e7-22c3-4113-9d19-1371f669b713	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower	1/14/19 Appeal: Please see attached E-sign for your review and rescission. Thanks !! XX	01/14/2019: Lender provided E-consent disclosure, exception cleared.01/03/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies
301027002	23c29f5d-1610-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	The Parcel number does not match from the appraisal and the mortgage.
01/11/19: Upon further review, the appraisal in file with the lower value of $X,XXX,XXX was used to qualify. This appraisal contains the correct parcel number, which matches the APN on the Mortgage. Condition rescinded.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.72% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796

301027002	cb631484-ee1c-4c71-8cba-d8044bbe28f4	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit
1/12/19 Appeal: Please see the attached document showing that the Home Loan Toolkit was delivered to and received by the consumers on XX/XX/XXXX. This document is located on page 373 of the XXXXX XXXX pdf file. XX

01/14/2019: Lender provided the XXXXXXXX Borrower Information Document that reflects the borrower signed acknowledging the receipt of the Home Loan Toolkit.  Exception rescinded.01/04/2019: Finding deemed non-material, loan will be graded a B for all agencies

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.72% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796

301027001	3a40c1c6-102d-4350-98b1-d8e45515a980	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.
1-16-19 APPEAL, Providing Funding Request Form which shows the lender has no affiliates. This document is being provided for your convenience, however the document can be located in full file download starting on page 761. /XX

01/17/2019: Client provided the funding request form showing no affiliated businesses and response "APPEAL, Providing Funding Request Form which shows the lender has no affiliates. This document is being provided for your convenience, however the document can be located in full file download starting on page 761". Exception rescinded.01/10/2019: Finding deemed non-material, loan will be graded a B for all agencies.

301027001	935465d0-d314-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Provide corrected CD and LOE to the Borrower.

1.18.19 Appeal. Please see attached attestation from the Correspondent, XXXXX XXXX XXXXXXXX advising they do not charge borrowers for the flood certificate fee on their loans as it is a cost of doing business. In addition, they do not charge credit report fees on their conventional loans. XX
01/21/2019: Lender sent in attestation; Per compliance this is acceptable. Exception cleared. 01/10/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.
301027000	0904868d-7910-4924-a47f-7a64cbf0abd8	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure
01/17/19: Lender provided the funding request form which states the lender does not have any business affiliates. Condition cleared. 01/10/2019: Finding deemed non-material, loan will be graded a B for all agencies

301027000	59b14426-0615-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification was not reflected in section B of the Closing Disclosure despite evidence of a Flood Certification in the file. This fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided
02/04/2019: Lender provided attestation they do not charge borrowers a Flood Cert fee. Condition cleared. Non-material per SFIG guidance, loan will be graded a B for all agencies
301026999	f4087227-a503-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		1/3/2018: Lender 1008 in file
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.61% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 167 months reserves

301026999	326ff4fe-9e0e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing Executed Business Returns
Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  XXXX Signed business returns not provided.
01/04/2018 Lender provided transcripts.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.61% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 167 months reserves

301026999	127d8234-a803-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee and Credit Report Fee were not reflected in section B of the Closing Disclosure despite evidence of a flood cert and credit report in the file. The Flood Cert fee and Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.

01/21/2019:  Lender provided attestation they do not charge borrowers a credit report or flood cert fee.  Condition cleared.01/02/2019:  Non-material per SFIG guidance, loan will be graded a B for all agencies

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.61% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 167 months reserves

301026998	82810ad5-3a66-4db2-9f49-f0e02bf6cce7	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided
															02/01/2019: Please see attached	02/04/2019: Lender provided attestation for credit report fee and flood cert fee. Exception cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies.
301026996	dfefa016-6b72-4a2c-8f69-2250fb3b966d	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Tool Kit		01/11/18: Lender provided evidence of receipt of the Home Loan Toolkit. Condition cleared. 01/03/2019: Finding deemed non-material, loan will be graded a B for all agencies
301026996	548d7d5b-6c0f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
															01/15/2019: Please see attached	01/16/2019: Lender provided an attestation for the credit report fee and the flood cert fee. exception cleared.01/03/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies
301026996	32ac41b1-6c0f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Closing Disclosure document error	The final Closing Disclosure fails to specify that the Home Warranty Fee in Section H is “(optional)” as required by regulation. Provide re-disclosed CD and letter of explanation.
01/11/19: Upon further review, The Home Warranty fee was not an "optional" fee. According to the Real Estate Sale Agreement, page 6, Section Miscellaneous Items buyer agrees to purchase a home warranty on page 643. Condition rescinded.

301026994	7ea95625-9db7-4a5f-a50a-b1e93c11f16d	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Flood Cert fee was not reflected in Section B of the Closing Disclosure despite evidence of a flood cert in file. The Flood Cert fee should be disclosed in Section B of the CD or an attestation that no fee was allocated to the loan transaction must be provided. Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
301026992	31716001-c40f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
															01/15/2019: Please see attached	01/16/2019: Lender provided an attestation verifying a flood cert fee was not charged. exception cleared.01/07/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies
301026992	692ee4bd-ad5a-4e22-ac05-6d9a7e6e33ab	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		01/14/2019: Updated direction given, missing Settlement Agent license ID is non-material. Finding downgraded. Non-material finding, loan will be graded a B for all agencies.
301026991	645aaf0b-fa02-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.	12/28/2018: Attached in the Final 1008 which is located on Page #549 of the PDF file in XXXXX XXXX	01/03/2019: Audit reviewed Lender’s rebuttal and agrees. Final, stamped 1008 on page 549 of original loan file. Condition rescinded.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.05% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 808 Reserves are higher than guideline minimum UW Guides require 600 months’ reserves, loan qualified with 25.70 months’ reserves

301026991	27ef6ed4-2031-45b5-ae74-127a65622f9f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	01/13/2019: Attached is a copy of the ABA disclosure - XX	01/14/2019: Lender provided ABA disclosure. Exception cleared.12/18/2018: Finding deemed non-material, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.05% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 808 Reserves are higher than guideline minimum UW Guides require 600 months’ reserves, loan qualified with 25.70 months’ reserves

301026989	6bc143c8-f302-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Cash out amount greater than guideline maximum
Lender guidelines allow a maximum cash out of $XXX,XXX, per the final CD the borrower received a cash out amount of $XXX,XXX.XX. The lender did not include all the consumer debts paid off at closing along with the cash in hand.
01/12/2019: Audit reviewed lender's response, confirmed this transaction is Delayed Financing and confirmed requirements met for non-agency loan. Condition cleared.
Years in Field Borrower has 25 years in Field CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 63.64% Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with  36.60 months reserves

301026988	7140eb68-d303-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided.

12/27/2018:  Appeal. The subject loan is a Correspondent loan wherein Correspondent Bulletin CB-18-04 dated January 23, 2018 states, Signed Tax Returns-Non-Agency: The Tax Transcript requirements for income documentation topic will be revised to allow the use of IRS tax transcripts as an alternative to requiring the borrower's signature on personal or business tax returns to document qualifying income for Non-Agency transactions. The tax transcripts are located in the downloaded documents pdf in XXXXX XXXX beginning on page 715.

01/02/2019:  The client has provided updated guidance stating that Personal Transcripts satisfy the requirements for signatures on both Business and Personal tax returns.  Condition cleared.01/02/2019:  Audit reviewed Lender's rebuttal and original loan file.  Business transcripts not provided.  Condition remains.

Reserves are higher than guideline minimum UW Guides require 10 months reserves, loan qualified with 1172.5 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.8% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 730

301026988	e3f81f2e-d303-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Flood Cert Fee were not reflected in Section B despite evidence of a Flood Cert in the file.  The Flood Cert Fee should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided
Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 10 months reserves, loan qualified with 1172.5 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.8% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 730

301026987	da94c08a-cd69-4569-bb6a-5b8928fcab35	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	01/16/19 - Please find the attached FACTA from page 617 of the file submitted and contained in the Scanned Documents folder. XX	01/17/2019: Client provided the FACTA - Notice to Home Loan Applicant Disclosure. Exception cleared.01/04/2019: Finding deemed non-material, loan will be graded a B for all agencies
301026985	e13b3fc2-a40f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		01/11/19: Lender provided the funding request, #9 page 2 which confirms there are no affiliates. Condition cleared. 01/07/2019: Finding deemed non material, loan will be graded a B for all agencies.
301026985	df861df0-b40f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
An Appraisal Report Fee was not reflected in section B of the Closing Disclosure despite evidence of an Appraisal Report in the file.  The Appraisal Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
01/21/2019: Lender provided attestation they do not charge borrowers an appraisal fee. Condition cleared.01/07/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies
301026981	5fe76009-2305-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.	MB 1/4/19 Appeal: Providing the final 1008	01/08/2019: Lender provided 1008, exception rescinded.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.20% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.50 months reserves Years Self Employed Borrower has 23 years Self Employed

301026981	f99a8328-e275-4ac2-82f0-5ece2a3e9e6d	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower. No Cure	1/14/2019: Please see attached	01/15/2019: Received evidence of e-consent. Condition cleared.12/21/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.20% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.50 months reserves Years Self Employed Borrower has 23 years Self Employed

301026980	40a47032-7a58-4ec2-8681-4ab91f8751c4	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.
1.16.19 Appeal. Please see attached FACTS form from XXXXXXXXXXX XXXX XX XXXXXXX advising they have no affiliates. Said form was provided to XXXX within the scanned loan file located on pages 1004 thru 1005. XX

01/31/2019:  Received evidence no affiliates.  Condition cleared.01/17/2019: Client provided the FACTS form showing no affiliated businesses, however the FACTS form is not a valid disclosure of affiliates.  Exception Remains.Finding deemed non-material, loan will be graded a B for all agencies

301026980	81dc8d7c-0d14-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.

01/28/2019:  Lender provided attestation they do not charge borrowers a credit report or flood cert fee.  Condition cleared.01/09/2019:  Non-material per SFIG guidance, loan will be graded a B for all agencies.

301026979	28ec4230-19f8-4c81-ae75-ac40a8916ec2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	12/26/18 - Please find the attached Affiliated Business Disclosure on page 1214 of the file submitted and contained in the Scanned Documents folder. XX	12/28/2018: Lender provided the Funding request form showing no affiliates. Exception cleared.12/14/2018: Finding deemed non-material, loan will be graded a B for all agencies
301026975	dc8770d3-4502-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Lease Agreements	Missing current lease/rental agreement for rental property #1 and #2 located on final 1003.	1/6/19 Appeal: This is a non-delegated TPO loan. The XXXXX 1008 reflects no rental income was used, therefore leases are not necessary. The only income used to qualify is from S-Corp. XX	01/09/2019: Review of lender's rebuttal and the loan file indicate that rental income was not used to qualify, lease agreements are not needed, exception rescinded.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.92% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 767

301026975	077cae82-4202-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for REO property #1, and evidence of insurance for REO property #2 on the final application not provided.
XX 1/4/19 Appeal: Providing the mortgage statement which shows that the borrower escrows the taxes and insurance for REO 1. The taxes and insurance are not broken down on the mortgage statement therefore the tax bill for the property is being provided which shows that the taxes are $XXX per month. The lender collects $XXX for escrows on the mortgage statements leaving $XXX for hazard insurance which is a reasonable amount. Also providing the hazard policy for REO 2.
01/09/2019: Lender provided evidence of taxes and insurance for REO #1 and evidence of insurance for REO #2, exception cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.92% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 767

301026975	fcd6d196-872d-424a-9544-efdf3f476e47	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $XXX.XX. The lender the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
1/4/19 - Correction. Docs have been loaded to Estimated Total Monthly Payment exception. (XX)12/28/18 - Appeal. Please see exception for Estimate Total Monthly Payment for updated appeal
01/09/2019: After review of lender's rebuttal and loan file, exception rescinded.01/03/2019:  Please provide page number or document that reflects $X,XXX as pages 99 & 1472 reflects $X,XXX x 2.  Nothing uploaded for review.  Condition remains.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.92% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 767

301026975	bf377dc0-2dc0-4ed4-80c1-8b386b40f6e0	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The final CD shows the payment amount for Years 1-30 as $X,XXX.XX , the calculated payment amount for Years 1-30 is $X,XXX.XX. The lender the incorrect amount of $XXX.XX for the  taxes vs. the actual amount of $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.

1/4/19 - Correction. Documents attached. Located in CR file pp 479-480 and 1326-1327 of 1548. (XX) 12/28/18 - Appeal. Commitment and tax sheet confirm taxes paid thru XX/XXXX. Tax sheet states last paid $X,XXX semi-annually and next due $X,XXX semi-annually on XX/XX/XXXX. Loan closed XX/XX/XXXX, escrow based on payment due XX/XX/XXXX is more appropriate. Final CD payment of $XXX.XX is based on taxes of $XXX/month ($X,XXX x 2 / 12) and HOI $XXX.XX ($X,XXX / 12). Please see attached HOI and tax sheet. No cure required

01/09/2019: After review of lender's rebuttal and loan file, exception rescinded.01/03/2019:  Please provide page number or document that reflects $X,XXX as pages 99 & 1472 reflects $X,XXX x 2.  Nothing uploaded for review.  Condition remains.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.92% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 767

301026975	b7e332c7-0ebc-4b55-a912-41cd92a4fd19	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender the incorrect amount of $XXX.XX for the  taxes vs. the actual amount of $XXX.XX.  (IN ESCROW)  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
1/4/19 - Correction. Docs have been loaded to Estimated Total Monthly Payment exception. (XX)12/28/18 - Appeal. Please see exception for Estimate Total Monthly Payment for updated appeal
01/09/2019: After review of lender's rebuttal and loan file, exception rescinded.01/03/2019:  Please provide page number or document that reflects $X,XXX as pages 99 & 1472 reflects $X,XXX x 2.  Nothing uploaded for review.  Condition remains.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.92% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 767

301026973	e6d94535-e703-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance
Evidence of insurance for departing residence on the final application not provided. The mortgage statement in the loan file reflects escrows; however, it does not indicate if escrows are for both taxes and insurance.

XX 1/2/19 Appeal: Providing the mortgage statement which shows that $X,XXX.XX is collected for escrows per month for the departing residence. Also providing the property tax info which shows that the XXXX taxes were $X,XXX.XX per months which leaves $XX.XX per month for hazard insurance which is a reasonable amount.

1/5/2019: Lender provided copy of mortgage statement and evidence of property taxes which audit deducted from escrow balance leaving remaining amount for hazard. This is deemed acceptable. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 77.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.80% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 773

301026973	8fe322dd-fbc3-4cd7-8940-e3bfa3fccf64	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure	1/10/19: Please see attached	01/11/2019: Lender provided the HUD Homeownership Organization Counseling Disclosure. Exception cleared.12/19/2018: Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 77.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.80% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 773

301026973	a416040d-b1c7-468e-a5c0-3207b6b8c0be	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State License ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		01/14/2019: Updated direction given, missing Settlement Agent license ID is non-material. Finding downgraded. Non-material finding, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 77.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.80% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 773

301026973	f7f7f9ea-daf1-451a-9286-9b8e79c2b808	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower. No Cure	1/10/19: Please see attached	01/11/2019: Lender provided the esign certificates for the initial disclosures. Exception cleared.12/19/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 77.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.80% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 773

301026972	5f573d54-fafe-e811-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/15/2019: Please see attached
01/16/2019: Lender provided attestation verifying that the lender does not charge a flood certification fee. Exception cleared.12/13/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.

301026971	774796c8-83a5-4e52-9486-3f99fda0186b	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in Section B despite evidence of a Credit Report and Flood Cert in the file.  The Credit Report Fee and Flood Cert Fee should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided
1/15 Appeal Please see attached attestation letter. - XX
01/16/2019: Lender provided attestation verifying that the lender does not charge a fee for the flood cert or credit report.  Exception cleared.01/04/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies

Reserves are higher than guideline minimum  UW Guides require 6 months reserves, loan qualified with 7 months reserves DTI is lower than guideline maximum  UW Guides maximum DTI of 43%, loan qualified with DTI of 36.94% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747

301026967	157f083d-0b0a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing Executed Business Returns
Per Guidelines, Self-employed consumers with ownership > 25% must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns for XXXX and XXXX not provided.  Additional conditions may apply.
01/04/2018 Lender provided transcripts. Condition rescinded.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.20% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 32 months reserves

301026967	00cec2b5-c8ff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/15/2019: Please see attached
01/16/2019: Lender provided attestation verifying that the lender does not charge a credit report fee. Exception cleared.12/27/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.20% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 32 months reserves

301026966	d2bc9661-3a02-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.	12/31/2018: The final 1008 for the loan file is the XXXXX prepared 1008 with approval on page 778 of the full loan file PDF	01/03/2019: Audit reviewed Lender’s rebuttal and agrees. Final, stamped 1008 on page 778 of original loan file. Condition rescinded.
Years Self Employed Borrower has 8 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.92% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 778

301026966	776e8406-bf03-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. No Cure.	01/1/2019: Please see attached
01/16/2019:  Lender Provided post closing CD and Letter of Explanation adding the payee for the Transfer taxes.  Exception cleared.12/19/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.

Years Self Employed Borrower has 8 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.92% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 778

301026966	05c48a54-bf03-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Closing Disclosure document error	The E-Recording, Municipal Lien Search and Title Search fees listed in section H of the final Closing Disclosure belongs in Section C.	01/15/2019: Please see attached01/03/2019: Appeal: XXXXX notes that the E-Recording Fee paid to XXXXXXXXXX in Section H is a seller fee and would not belong in “Services Borrower Did Shop For”.
01/16/2019: Lender provided post closing CD and Letter of Explanation correcting the Title fees from Section to Section C.   Exception cleared01/07/20109: The E-recording Fee, Municipal Lien Search Fee and Title Search Fee should be listed under the Seller Paid Column of Section C, this exception is deemed non-material.12/19/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.

Years Self Employed Borrower has 8 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.92% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 778

301026962	c848df88-3217-4591-93cb-90b889eb69a7	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.
1/4/19 Appeal: Please see section 9 of the attached Funding Request Form, which states that the TPO lender (XXXX XXXX XXX) does not have any affiliated business relationships, and thus an Affiliated Business Disclosure is not required. XX
01/08/2019: Lender provided the Funding Request Form, no affiliated businesses, exception rescinded.12/20/2018: Finding deemed non-material, loan will be graded a B for all agencies.
301026955	56072428-d9e0-4a8f-8f18-58acdfc18435	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.	1/14/19-Please find the Initial Escrow Account Disclosure for this loan attached.	01/15/2019: Received initial escrow disclosure. Condition cleared.12/19/2018: Finding deemed non-material, loan will be graded a B for all agencies.
301026955	a6114aaf-bfb8-427f-928a-0d8c85d63b5f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the all borrowers.
1-9-19-Appeal: Attached please find a screen shot from the XXX'X origination system (from page 218 of the file submitted) showing that the e-consent disclosure was sent to the borrowers on XX/XX/XXXX. Additionally, the borrowers e-signed the initial Closing Disclosure on XX/XX/XXXX (from page 331 of the file submitted), signifying their consent to receive e-documents. XX
01/11/2019: After review of lender's rebuttal and loan file, exception rescinded.12/19/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.
301026954	2d6067ef-820f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure
01/11/2019:  Audit reviewed Lender's rebuttal and agrees. Evidence no affiliates located on page 605.  Condition rescinded. 01/03/2019: Finding deemed non-material, loan will be graded a B for all agencies.

301026954	6625becf-89dd-4786-9807-2e64ffc8760e	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
1/14/19 Appeal: Please see attached the seller's response to the flood cert fee. Please rescind. Thanks !! XX
01/14/2019: Client provided attestation from Lender that they do not charge borrowers a flood cert fee, exception cleared.01/07/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies

301026953	2e46e2da-8020-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Failure to Verify Employment	Borrower employed 1 month after 8 month employment gap.		01/04/2019: Lender exception in file for limited employment history. The Borrower was employed only 1 month following a 8 month employment gap.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 802 Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 31.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.52%

301026953	0202ca87-c697-442c-953c-a2de101f3aee	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact License ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		01/14/2019: Updated direction given, missing Settlement Agent license ID is non-material. Finding downgraded. Non-material finding, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 802 Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 31.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.52%

301026951	46259b36-5da6-4476-b2fa-9fd923693d85	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/15/2019: Please see attached
01/17/2019: Document provided for review indicates the flood cert fee was paid by the lender, as such it should be disclosed in the Paid by Others column in Section B of the Final Closing Disclosure. Provided corrected CD and letter of explanation to the borrower. Exception remains, non-material per SFIG guidance, loan will be graded a B for all agencies.Non-material per SFIG guidance, loan will be graded a B for all agencies

301026950	9e3ab8ba-8531-425f-b342-59eb1c5c4253	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	1/16/19 Appeal: Providing the funding request form which shows the lender did not have any affiliates and therefore the Affiliated Business Disclosure is not required	01/17/2019: Received evidence no affiliates. Condition cleared.01/09/2019: Finding deemed non-material, loan will be graded a B for all agencies
301026950	eefd3c0d-066d-4bc9-8af8-2e19cddd2a94	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Initial Escrow Account Disclosure	Missing Initial Escrow Account Disclosure		01/30/2019: Received initial escrow disclosure. Condition cleared.01/09/2019: Finding deemed non-material, loan will be graded a B for all agencies
301026950	088583d6-a5c0-4a77-8bb7-c1e368d92541	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure
01/30/2019:  Received evidence Borrower was provided with the HUD Homeownership Counseling Disclosure within 3 days of application date.  Condition cleared.01/09/2019:  Finding deemed non-material, loan will be graded a B for all agencies

301026950	d6516592-1514-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/30/2019: Lender provided attestation they do not charge borrowers a flood cert fee. Condition cleared.01/09/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies
301026950	0e92800d-88bd-46a4-969b-c147f40804ed	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower. No Cure		01/30/2019: Received evidence of e-consent. Condition cleared.01/09/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies
301026949	6e27ad40-2ba0-4269-97da-2d2cee93b24f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.	1/17/19 - Appeal - Providing Disclosure Tracking Details containing proof the borrower received the HLT. This document is located on page 1197 of PDF docs. XX	01/18/2019: After review of lender rebuttal and loan file, exception rescinded.01/09/2019: Finding deemed non-material, loan will be graded a B for all agencies
301026947	162ef768-7f13-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file.	1/10/19 Appeal: Located in XXXXX XXXX Trailing docs. For your convenience, I have re-attached CDA/Field review with acceptable value supporting document for your review and rescission.	01/11/2019- CDA report supporting value with 0.00% variance provided. Condition cleared.
301026946	e72f150d-7b6e-488d-a475-339158fbc242	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.

01/28/2019:  Lender provided attestation they do not charge borrowers a credit report or flood cert fee.  Condition cleared.01/04/2019:  Non-material per SFIG guidance, loan will be graded a B for all agencies.

301026942	dbaf6345-e6d6-4fb5-8813-0d838c2553f5	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	01/07/19 - Please find the attached Affiliated Business Disclosure from page 404 of the file submitted and contained in the Scanned Documents folder. XX
01/10/2019: Lender provided Privacy Statement which was also in the loan file, indicating no affiliates.  Exception rescinded.12/31/2018: Finding deemed non-material, loan will be graded a B for all agencies

301026941	9db0402e-bc03-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		01/04/2019: Lender provided 1008, exception rescinded.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.81% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 199 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 797

301026941	f3e366d2-4054-4bf9-8b35-d9c0d07d806c	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
															01/15/2019: Please see attached	01/17/2019: Client provided attestation that they do not charge borrowers a flood cert fee, exception cleared.12/19/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.81% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 199 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 797

301026941	bb661043-6f69-4404-b0b6-9070f3977f58	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Closing Disclosure document error	The final Closing Disclosure fails to specify that the Title-Owner's Title Policy Fee in Section H is “(optional)” as required by regulation. Provide re-disclosed CD and letter of explanation.	XX 1/2/19 Appeal: Providing the sales contract, see section 12 page 10 (37). Title owners policy was not optional, it was required.
1/5/2019: Audit reviewed lender's response and confirmed sales contract required title owner's policy. Condition cleared. 12/20/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.81% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 199 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 797

301026940	22513d93-28ff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file. Client has provided attestation, finding is not required.

1.14.19 Appeal. Please see attached attestation from the Correspondent, XXXXXXX XX XXXXXXX XXXXXXXX that they did not charge the borrower with the flood cert and credit report as it is included in the administration fee

01/14/2019:  Lender provided attestation they do not charge the borrowers an credit report or flood cert fee.  Condition cleared.01/02/2019:  Non-material per SFIG guidance, loan will be graded a B for all agencies

301026937	126768f4-7b45-449b-ab72-2e4d3e3adf07	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure.	1/15 Appeal - Please see attached E consent - XX	01/16/2019: Lender provided the HUD Homeownership Organization Counseling Disclosure. Exception cleared.01/04/2019: Finding deemed non-material, loan will be graded a B for all agencies.
301026937	8f9b3ecd-c8c7-4cca-bccd-c01fa714c37a	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower. No Cure	1/15 Appeal Please see attached disclosure - XX	01/16/2018: Lender provided the E Consent. Exception cleared.01/04/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.
301026936	341018d4-bbed-405f-996c-2ecfdde3e761	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.
02/19/2019: Received evidence Borrower was provided the Special Information Booklet/Home Loan Toolkit within 3 days of application date.  Condition cleared.01/09/2019:  Finding deemed non-material, loan will be graded a B for all agencies

301026936	1b0b428a-2bce-4e3b-9424-fb213045660e	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure
02/08/2019: Received evidence Borrower was provided the Special Information Booklet/Home Loan Toolkit within 3 days of application date.  Condition cleared.01/09/2019:  Finding deemed non-material, loan will be graded a B for all agencies

301026936	5970920b-4a14-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file.		01/12/19: Lender provided the CDA. Condition cleared.
301026932	4a397017-159a-47b5-99cb-b5add8d86a32	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	01/18/2019: Funding Request Form page 2 shows no affiliates	01/18/2018: Lender provided Funding Request Form, exception cleared.01/09/2019: Finding deemed non-material, loan will be graded a B for all agencies
301026932	a8a4c443-06f5-4d05-9d4d-7e0088295cde	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Account Disclosure is missing.
01/30/2019: Audit reviewed Initial Escrow Account Disclosure, and has determined that the documentation submitted was executed at closing and is deemed acceptable. Condition cleared. Finding deemed non-material, loan will be graded a B for all agencies

301026932	a7955dba-6447-487c-802a-ef28dc0d49de	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Counseling Disclosure.
01/30/2019: Audit reviewed the HUD Homeownership Counseling Disclosure, as well as list of agencies, and has determined that the documentation submitted was dated within 3 days of the Application date. Condition cleared.   Finding deemed non-material, loan will be graded a B for all agencies

301026932	3a826f0d-3614-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a Flood Cert.  Attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued-OR an attestation that the Flood Cert fee is included in the origination of the loan.
01/30/2019: Lender provided attestation they do not charge borrowers a Flood Cert fee. Condition cleared. Non-material per SFIG guidance, loan will be graded a B for all agencies
301026932	c9ca41ec-294d-4482-ab2f-5ce1d1afb1f2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.	The final CD reflected Total Interest Percentage of XX.XXX% vs actual TIP of XX.XXX% with a difference of X.XX% under disclosed.
01/17/2019: You are correct. The final CD is located on Page 928 of the PDF document. Please review this again. It appears you are not factoring in the pre-paid interest of $X,XXX.XX). The total interest paid on the loan is $XXX,XXX.XX. The TIP is therefore XX.XXX% ($XXX,XXX.XX/$XXX,XXX) - XX 01/15/2019:  Attached is the Final CD dated XX/XX/XXXX which indicates the accurate TIP (Total Interest Percentage) is XX.XXX.

01/18/2019: After review of lender rebuttal and loan file, exception rescinded.01/16/2019:  Nothing uploaded for review.  Audit reviewed final CD, page 928.  final CD reflected Total Interest Percentage of XX.XXX0% vs actual TIP of XX.XXX% with a difference of X.XX% under disclosed.  Condition remains non-material per SFIG guidance, loan will be graded a B for all agencies01/09/2019:  Non-material per SFIG guidance, loan will be graded a B for all agencies

301026930	364081e5-42e1-4d6f-837c-0e48e0537e49	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Initial Escrow Account Disclosure	Missing Initial Escrow Account Disclosure	01-17-2019 Appeal. The IEADS was included, please see attached. XX	01/18/2019: Lender provided the initial escrow account disclosure, exception cleared.01/09/2019: Finding deemed non-material, loan will be graded a B for all agencies
301026930	670fcbe9-4e14-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a Flood Cert.  Attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued-OR an attestation that the Flood Cert fee is included in the origination of the loan.
															01-17-2019 Appeal. The IEADS was included, please see attached. XX	01/30/2019: Lender provided attestation they do not charge borrowers a Flood Cert fee. Condition cleared. Non-material per SFIG guidance, loan will be graded a B for all agencies
301026929	1aa81122-abe5-42ba-bbad-507835a90211	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	01/04/19 - Please find the attached Affiliated Business Disclosure from page 761 of the file submitted and contained in the Scanned Documents folder. XX	01/08/2019: Lender provided Funding Request Form, exception rescinded.12/18/2018: Finding deemed non-material, loan will be graded a B for all agencies
301026929	c772e8fb-c0d0-4861-9137-63a8c634cfa7	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.	01/04/19 - Please find the attached Home Loan Toolkit acknowledgement page 476 of the file submitted and contained in the Scanned Documents folder. XX	01/08/2019: Lender provided evidence of delivery of the Home Loan Toolkit, exception rescinded.12/18/2018: Finding deemed non-material, loan will be graded a B for all agencies
301026929	d82b59bc-b9ca-4b18-9249-f005e097ccee	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Counseling Disclosure.
1/15/19-Please find the HUD Counseling Disclosure for this loan attached, whereby the borrowers affirm that they received a list of the ten closest HUD-approved Homeownership Counseling Organizations. XX 01/04/19 - Please find the attached HUD Homeownership Counseling Disclosure from page 476 of the file submitted and contained in the Scanned Documents folder. XX

01/16/2019: Lender provided Acknowledgement Of Receipt Of RESPA's Homeownership Counseling Organizations List. Exception cleared.01/08/2019: Lender provided evidence the HUD Homeownership Counseling Disclosure was received by the borrower, however we need to see the actual disclosure and list of agencies, exception remains, this exception is deemed non-material.12/18/2018: Finding deemed non-material, loan will be graded a B for all agencies

301026927	9ec3b406-b703-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Employment Verification
The loan application the borrower has been self-employed for 12 years. Documentation for a self-employed borrower requires an independent confirmation of self-employment, business license or a CPA letter to verify the length and existence of the business. File is missing an independent verification of the borrower’s business.
1/16/19 appeal: The applicable guidelines attached require business license, CPA, regulatory agency, OR verifying the business via phone book, internet, or directory assistance. XX
01/16/2019: Lender provided  XXXX XXXX Guidelines and response "The applicable guidelines attached require business license, CPA, regulatory agency, OR verifying the business via phone book, internet, or directory assistance". Audit reviewed guidelines on file. Exception rescinded.01/19/2019: Lender provided VOE reflecting source of information as borrower's website. A third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau is required. Condition remains.

Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  27 months reserves Years Self Employed Borrower has 12 years Self Employment per 1008 Years on Job Co-Borrower employed as Teacher- 5 years per WVOE

301026927	46aaeccb-e456-4b70-ba62-af30490edec0	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	See attached Pg#2 of the funding request form which indicates the lender does not have any business affiliates	01/12/2019: Lender provided Funding Request Form reflecting lender has no affiliates. Condition cleared.01/03/2019: Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  27 months reserves Years Self Employed Borrower has 12 years Self Employment per 1008 Years on Job Co-Borrower employed as Teacher- 5 years per WVOE

301026927	41abea43-ad20-4dbb-87e3-71a2522080b4	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Tool Kit	01/18/2019: Appeal: Attached please find verification of the Home Loan Toolkit being part of the Application Package for the borrower.
02/06/2019:  Received evidence Borrower was provided the Special Information Booklet/Home Loan Toolkit, however it is not dated within 3 days of application date.  Condition remains non-material, loan will be graded a B for all agencies01/21/2019: Document provided for review indicates that the HLTK will be provided upon completion of the application, however it does not idciate the date the document was provided to the borrower, exception remains, this exception is deemed non-=material, loan will be graded a B for all agencies.Finding deemed non-material, loan will be graded a B for all agencies

Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  27 months reserves Years Self Employed Borrower has 12 years Self Employment per 1008 Years on Job Co-Borrower employed as Teacher- 5 years per WVOE

301026926	9af4ae0b-f02e-432d-b707-ebd01c2a1793	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	01/17/2019: Appeal: A review of the full file PDF download was completed and an Affiliated Business Disclosure was located on page 88. Please advise if the disclosure in file is acceptable.
02/06/2019: Received attestation no affiliates. Condition cleared.2/5/2019: Evidence lender has no affiliates required such as lender attestation or FACT form listing lender has no affiliates. Exception remains as non-material per SFIG guidance, loan will be graded a B for all agencies.01/18/2019: The Affiliated Business Disclosure located on page 88 is for the Real Estate Agency, we require the Affiliated Business Disclosure for the Lender, exception remains, finding deemed non-material, loan will be graded a B for all agencies.Finding deemed non-material, loan will be graded a B for all agencies

301026925	c821f7be-1e15-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.

01/30/2019:  Lender provided attestations they do not charge borrowers a Flood Cert fee and Credit Report fee.  Condition cleared. Non-material per SFIG guidance, loan will be graded a B for all agencies

301026924	97173250-5b59-4ef7-a507-8a05a320594d	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	01/15/19 - Please find the attached Affiliated Business Disclosure from page 182 of the file submitted and contained in the Scanned Documents folder. XX	01/16/2019: Lender provided the Funding Request form showing no affiliates. Exception cleared.01/03/2019: Finding deemed non-material, loan will be graded a B for all agencies
301026924	d5f95e03-d5bf-42df-b470-327cd15864fc	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file. The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.

02/05/2019:  Lender provided attestation they do not charge borrowers a credit report or flood cert fee.  Condition cleared.01/03/2019:  Non-material per SFIG guidance, loan will be graded a B for all agencies

301026920	32900024-72e2-4b3d-80b1-f61fabeed0f4	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		02/05/2019: Received initial escrow account disclosure. Condition cleared.01/04/2019: Finding deemed non-material, loan will be graded a B for all agencies
301026920	06aaa24a-4f10-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.
01-11-2019 Appeal. Please see attached funding form which shows the date of last lock was XX/XX/XXXX which is also the application date. The LE issued XX/XX/XXXX shows the lock was good thru XX/XX/XXXX. The loan closed on XX/XX/XXXX. XX
01/12/2019: Lender provided Funding Request Form with evidence of rate lock date, exception cleared.
301026919	b02a15f5-3814-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	1/15 Appeal - Please see attached approval from XXXXX Project Approval Group-	01/16/2019: Received project approval. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.45% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 Reserves are higher than guideline minimum UW Guides require 8  months reserves, loan qualified with  63.40 months reserves

301026919	a39b7e2d-3f6a-4706-8637-d676596dad68	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert and Credit Report fee were not reflected in Section B of the Closing Disclosure despite evidence of a flood cert and credit report in file. The Flood Cert and Credit Report fee should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.

01/30/2019:  Lender provided attestations they do not charge borrowers a Flood Cert fee and Credit Report fee.  Condition cleared. 01/09/2019:  Non-material per SFIG guidance, loan will be graded a B for all agencies

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.45% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 Reserves are higher than guideline minimum UW Guides require 8  months reserves, loan qualified with  63.40 months reserves

301026916	44539433-6382-49c2-a369-fb9b9511af82	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure.
01/30/2019:  Received acknowledgement of receipt of Homeownership Counseling Notice. For application dates on or after 01/10/2014 the lender must have at least provided a link to the agencies. However, for application dates on or after 07/01/2014, the lender must have provided a list of agencies.  Since application date is after 7/1/2014 the list is required.  Condition remains non-material, loan will be graded a B for all agencies. Finding deemed non-material, loan will be graded a B for all agencies

301026915	0ac97012-880f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Questionable Occupancy
Final loan application indicates borrower purchasing subject as a second home.  Distance verified between subject property and primary residence is XX.X miles of XX minutes.  Missing LOE from borrower as to why subject being purchased as a second home.  Additional conditions may apply.

01/11/19: Upon further review, the property is located on the XXXXXX of XXXX. An LOE was located in the file. The primary is located in the heart of XXXXXXXX XXXXXXXX XXXXXXXXXXXX area. Subject is a XXXXXXXXX condo on the XXXXX XXXXX.  Condition rescinded.

Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 220.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.88%

301026915	4573e8f5-860f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing Executed Business Returns
Per Guidelines, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  File only contains business returns for XXXX.  Missing returns for either XXXX or XXXX.  Additional conditions may apply.

1/14/19: Business returns for XXXX or XXXX are not missing. The attached 1008 comments state the borrower transitioned from Schedule C in XXXX to S-Corp in XXXX. XXXX Schedule C is in the file. XXXX returns are on extension. The returns are not signed, but those identified as missing are not missing. XX

01/14/2019: Lender provided extension for XXXX 1040, 1120s and 1008 verifying borrower was schedule c SE for XXXX/XXXX and incorporated in XXXX and response "Business returns for XXXX or XXXX are not missing. The attached 1008 comments state the borrower transitioned from Schedule C in XXXX to S-Corp in XXXX. XXXX Schedule C is in the file. XXXX returns are on extension. The returns are not signed, but those identified as missing are not missing". Exception rescinded.

Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 220.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.88%

301026915	035d7ebb-870f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Balance Sheet	Missing YTD XXXX Balance Sheet for Schedule C Business and/or for Business reflected on final loan application. Additional conditions may apply.
01/15/2019: Updated guidance, Balance sheet and P&L are not required in guidelines when personal bank statement cover a 24 month period. XXXX overlays should not override XXXXX G/L's. Exception cleared.

Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 220.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.88%

301026915	8af3ae4b-870f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing YTD Profit & Loss
Missing YTD XXXX P&L Statement for Schedule C Business and/or for Business reflected on final loan application. Per guidelines, YTD Profit and Loss statement is required.  Additional conditions may apply.

01/15/2019: Updated guidance, Balance sheet and P&L are not required in guidelines when personal bank statement cover a 24 month period. XXXX overlays should not override XXXXX G/L's. Exception cleared.

Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 220.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.88%

301026915	d75862e2-2fba-4425-8a3e-6e58367be110	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.
1/14/19 Appeal: Please note that the DocuSign Envelope ID on the initial LE and the HLT match which indicates that the HLT initialled in file was included in the same document package to the borrower as the initial LE.- XX 1/13/19 Appeal: Providing the home loan tool kit. See page 1 for proof of receipt of the tool kit.

01/14/2019: Lender provided response "Please note that the DocuSign Envelope ID on the initial LE and the HLT match which indicates that the HLT initialed in file was included in the same document package to the borrower as the initial LE". Initial LE docusign ID matched Home Loan Toolkit docusign ID. Exception cleared.01/14/2019: Lender provided Home Loan Tool Kit, however; disclosure tracking verifying borrower names and date sent is missing. Exception remains downgraded.Finding deemed non-material, loan will be graded a B for all agencies

Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 220.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.88%

301026915	2546503c-890f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error	The Title-Owners Extended Coverage reflected in Section H of the final Closing is missing the word "Optional".		Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 220.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.88%

301026915	bdc6c00d-890f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure - Missing Doc Not Provided.	01/15/2019: Please see attached	01/16/2019: Lender provided the E Consent Disclosure. Exception cleared.01/03/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 220.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.88%

301026913	73f7f5e3-5f8c-40ee-960d-5611f473cdb7	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	01/16/2019: Attached is the Funding Request form which indicates no affiliates - XX	01/17/2019: Client provided the funding request form verifying no affiliates. Exception cleared.01/09/2019: Finding deemed non-material, loan will be graded a B for all agencies
301026910	ab51e46c-76ab-40cc-ae98-6cade6f6361a	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and when factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
01/12/2019: Lender provided Disclosure Tracking Detail that reflects borrowers viewed initial CD on X/XX/XXXX. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.41% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  74.70  months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 812

301026910	d1fac823-d116-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
Lender did not meet the COC re-disclosure timing requirements. The $X,XXX.XX Escrow Waiver fee was made evident on XX/XX/XXXX, however was not disclosed to the borrower until the re-disclosed Loan Estimate dated XX/XX/XXXX, which exceeds the 3 day COC re-disclosure timing requirements. Refund of $X,XXX.XX for cure due. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
01/25/2019: Received change in circumstance adding escrow waiver fee, LE dated within 3 days of change and disclosure tracking history verifying receipt. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.41% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  74.70  months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 812

301026910	aaf64d4a-e76e-4ac7-8d5e-19b094a0b868	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower. No Cure		01/12/2019: Lender provided borrower and co-borrower's E Consent. Condition cleared. 12/19/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.41% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  74.70  months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 812

301026909	99aee811-3502-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	General Credit Exception	An exception in file was provided for seasoning requirements on charged off mortgage. Compensating factors met.	1/31/2019: The seasoning exception was not needed based on subsequent documentation provided. The account in question is highlighted in yellow on page 6 of the credit report.
02/01/2019:  Audit reviewed documentation provided.  The 24-month waiting period was met.  Exception not required.  Condition cleared.12/17/2018: Lender exception in file for seasoning requirements of a delinquent Mortgage that settled for less due to XXXXXXX and XXXXXX was responsible for payment.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.05% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761 Years Self Employed Borrower has 6 years  Self Employment

301026909	f5afdf28-3326-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Advisory Finding 1	An exception in file was provided for seasoning requirements on charged off mortgage		02/01/2019: The 24-month waiting period was met. Exception not required. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.05% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761 Years Self Employed Borrower has 6 years  Self Employment

301026906	ef9c4583-4102-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
															01/15/2019: Please see attached	01/16/2019: Lender provided an attestation stating that a flood cert fee is not collected. Exception cleared.12/17/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.
Years Self Employed Borrower has been self-employed 12.5 years FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 23.6 months reserves

301026904	e44aa0e1-c213-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error	The final Closing Disclosure Section H reflects a Home Warranty Fee without the wording (Optional).
02/01/2019:  Received explanation letter and post consummation CD correcting Section H.  Condition cleared.  Loan will be rated a B.01/09/2019:  Non-material per SFIG guidance, loan will be graded a B for all agencies

301026901	7ad13a54-d503-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing HELOC agreement	Equity line agreement not provided for HELOC on retained property to verify that the loan on credit report is secured by this property.
1/11/19 Appeal: The attached XXXXX Report verifies that retained property is only real estate owned by borrower. This information was already provided & is located on page 496 - 497 of the Loan File PDF in XXXXXXXXX. - XX
01/13/2019: After review of lender rebuttal and loan file, exception rescinded.
Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  13 months reserves LTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 799

301026901	9d6d8434-d603-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing income documentation
The Co-Borrower's income to be documented with paystubs and W-2s (if paid wages by the business she owns XX% of) or written verification of employment if employed elsewhere. The loan file contains no income documentation for Co-Borrower. Copies of the Co-Borrower's paystubs and W-2s covering 24 months with Verbal Verification of Employment or Written Verification of Employment by a third party are required to fulfill guidelines

Appeal: The co-borrower is XX% owner of the business, XX XXXXXXXXX. The co-borrower received K-1's in XXXX and XXXX. The borrower is the manager of the business, as evidenced by the two years W-2's for borrower. It appears the co-borrower is owner but is not active. XXXXXXis attaching the co-borrowers K-1's for XXXX/XX and the borrower's W-2's for XXXX/XX as evidence of two years income for co-borrower and borrower being the business head.
01/17/2019: after review of lender rebuttal and loan file, exception rescinded.
Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  13 months reserves LTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 799

301026901	8f0c6dde-d62b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Improper Calculation of Income	Calculated income did not deduct for mortgages and notes payable in less than one year from calculations.		02/08/2019: Lender exception provided to exclude mortgages and notes payable.
Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  13 months reserves LTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 799

301026901	64e3e8e0-d403-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence of Property Taxes	Evidence of property taxes for departing residence on the final application not provided	1/11/19 Appeal: The evidence of property taxes for prior residence is attached. This information was already provided & is located on page 1028 - 1029 of the Loan File PDF in XXXXXXXXX. - XX- XX	01/13/2019: After review of lender rebuttal and loan file, exception rescinded.
Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  13 months reserves LTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 799

301026901	0b1e2ff0-be89-48cc-9825-f16d944d1dc2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	1/11/19 Appeal: Please see attachment which states lender had no Affiliates- Affiliated Business Disclosure not required. – XX	01/13/2019: Client provided attestation from Lender that they have no affiliates, exception cleared.12/09/2018: Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  13 months reserves LTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 799

301026901	c83a2272-d303-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the CD despite evidence of a flood cert in the file. The Flood Cert Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Provide corrected CD and LOE to the Borrower.
															1/14/19 Appeal: Please see attached attestation stating the Lender does not charge a flood cert fee. - XX	01/14/2019: Lender provided attestation for Flood Cert not charged. Exception cleared.12/09/2018: Non-Material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  13 months reserves LTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 799

301026900	c72b5178-da0e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Cash out amount greater than guideline maximum	Lender guidelines require max cash out of $XXX,XXX, exception provided to increase max loan amount.		01/10/2019: Audit acknowledges the client approved guideline exception for cash out exceeds guidelines. Condition cleared. Loan will be rated a B.01/02/2019: Lender Exception in File
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.90% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75.00% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  18 months reserves

301026900	a5a39912-de0e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Consumer lates not within guidelines	Lender guidelines allow no late mortgage payments in the last 24 months, exception provided for a mortgage 1 x 30 in the past 12 months.		01/10/2019: Audit acknowledges the client approved guideline exception for consumer late payments not within guidelines. Condition cleared. Loan will be rated a B.1/2/2019: Lender Exception in File
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.90% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75.00% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  18 months reserves

301026900	ff37430b-d90e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns	Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided.		1/4/2019: Rescinded as tax transcripts were in the file.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.90% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75.00% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  18 months reserves

301026900	2a6d7c1f-d90e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing Executed Business Returns
Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided.
1/4/2019: Rescinded as tax transcripts were in the file.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.90% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75.00% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  18 months reserves

301026900	ace0bce2-d90e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Balance Sheet	Missing Balance Sheet for Partnerships #1 and #5.	01-08-2019 Appeal. Please see attached balance sheet for XXXXXXXX XXXXX. Please see attached K1s for XXXXXXXX XXXXXXXX evidencing ownership less than XX%	01/10/2019: Received XXXX Balance Sheet for Business #1. Borrower has less than XX% ownership in business #5. Balance Sheet not required. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.90% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75.00% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  18 months reserves

301026900	f2af183c-d90e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Partnerships #1 and #5.	01-08-2019 Appeal. Please see attached PnL for XXXXXXXX XXXXX. Please see attached K1s for XXXXXXXX XXXXXXXX evidencing less than XX% ownership	01/10/2019: Received XXXX YTD P&L Statement for Business #1. Borrower has less than XX% ownership in business #5. P&L Statement not required. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.90% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75.00% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  18 months reserves

301026900	d0e114e0-dd40-4b1d-ae32-009db56a8b61	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	01/19/2019: Please see attached	01/14/2019: Lender provided the FACCTS sheet reflecting no affiliates. Exception cleared.12/31/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.90% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75.00% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  18 months reserves

301026900	57687555-9e63-4060-9e97-25d9a8509c19	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Notice to Home Loan Applicant & Consumer Score Disclosure not provided.	01/14/2019: Please see attached	01/14/2019: Credit score disclosure provided. Exception cleared.12/31/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.90% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75.00% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  18 months reserves

301026900	a25938fb-1fff-4b8e-9246-2d798ba4292a	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Missing WLSP corresponding to the initial LE.	01/14/2019: Please see attached	01/14/2019: Lender provided the WLSP. Exception cleared.12/31/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.90% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75.00% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  18 months reserves

301026900	00df42a7-3773-426c-bfeb-6ff376a3eed3	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		01/14/2019: Updated direction given, missing Settlement Agent license ID is non-material. Finding downgraded. Non-material finding, loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.90% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75.00% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  18 months reserves

301026899	5f04e1c5-d403-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	DTI Exceeds Guidelines	Lender guidelines require a max DTI of 43%. Due to the miscalculation of net rental income, the actual DTI is 43.74%.
01/08/2019: Appeal: It appears the DTI difference is due to the allocation of negative and positive rental income for the borrower. XXXX added the negative rent of $X,XXX.XX from properties 3&5 to debts (-$X,XXX.XX) and the positive rent to income (+$XXX.XX). However, per XXXXXX guidelines all the rental properties are considered and if there is a net positive it is added to income and a net negative is added to debts. Using XXXX figures for rental properties and XXXXXX rent calc results in a DTI of 41.13% ($X,XXX.XX PITI, $X,XXX open debt, $XXX.XX net rent loss / $XX,XXX.XX income). A copy of XXXXXX rental guideline is attached for review.
01/10/2019: After review of Lender's rebuttal, guidelines provided and loan file, exception rescinded.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 12.5 months reserves Years in Field Borrower has 10 years in Field   FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765

301026899	97f03e71-4803-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		1/3/2019: Lender 1008 in file
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 12.5 months reserves Years in Field Borrower has 10 years in Field   FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765

301026899	2db6c980-d503-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/15/2019: Please see attached
01/17/2019: Client provided attestation from lender that they do not charge borrowers a flood cert or credit report fee, exception cleared.12/19/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies

Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 12.5 months reserves Years in Field Borrower has 10 years in Field   FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765

301026897	f885b11b-d60e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of HOA Fees	Missing evidence of HOA dues for property #5 on the final loan application.	01/10/19 - Please find the attached detail of HOA assessments for XXX X XXXXXXXX XXX, #, from page 296 of the file submitted and contained in the Scanned Documents folder. XX	01/11/2019- Lender provided evidence of HOA. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 728 Years in Field Borrower has 14 years in Field

301026897	55499b9f-54df-4440-9a2c-7a47006146c7	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	01/10/19 - Please find the attached Affiliated Business Disclosure from page 665 of the file submitted and contained in the Scanned Documents folder. XX	01/11/2019- Evidence no affiliates located in file page 665. Condition rescinded.01/02/2019: Finding deemed non-material, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 728 Years in Field Borrower has 14 years in Field

301026897	c912de7e-d60e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Provide corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 728 Years in Field Borrower has 14 years in Field

301026893	f469193a-4010-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		Non-material per RESPA, loan will be graded a B for all agencies
301026893	cdcd17c7-eec0-4a63-a040-81afded4bb50	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
301026892	1272255f-9504-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Insufficient credit history	Borrower does not meet option 1 or 2 due to thin credit due 1 x 30 and 1 x 60 with XXXX revolving account within the last 12 months.		12/27/2018: Lender exception in file for Borrower does not meet option 1 or 2 due to thin credit due 1 x 30 and 1 x 60 with XXXX revolving account within the last 12 months.
Reserves are higher than guideline minimum UW Guides require 10 months reserves, loan qualified with 40.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.29% Years Self Employed Borrower has 11.7 years Self Employed

301026892	5b369652-f809-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Ineligible Property Type	The loan closed in a XXXXX XXXXX.		12/27/2018: Lender exception in file for loan closing in a XXXXX XXXXX.
Reserves are higher than guideline minimum UW Guides require 10 months reserves, loan qualified with 40.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.29% Years Self Employed Borrower has 11.7 years Self Employed

301026892	0851f9af-f909-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in Section B despite evidence of Flood Cert in the file.  The Flood Cert Fee should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided.

01/16/2019: Lender provided attestation verifying that the lender does not charge a flood certification fee. Exception cleared.12/27/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies

Reserves are higher than guideline minimum UW Guides require 10 months reserves, loan qualified with 40.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.29% Years Self Employed Borrower has 11.7 years Self Employed

301026891	c30e2af2-62e7-4f76-8cb0-eda1affe2a8f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.	1/14/19 - Providing the Funding Request Form showing the Affiliated Business info. Located in XXX. XX	01/15/2019: Client provided Funding Request Form indicating lender has no affiliates, exception cleared.01/02/2019: Finding deemed non-material, loan will be graded a B for all agencies
301026890	1fe41def-4da3-447f-868f-1a05e5abfee1	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated X/XX/XXXX does not reflect a final inspection fee with no resulting CoC for any subsequent disclosures. The final CD reflects a final inspection fee of $XXX.XX resulting in a $XXX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
															01/15/2019: Please see attached	01/16/2019: Lender provided Post closing CD, LOX, evidence of the refund and proof of deliver. Exception downgraded.
301026886	00e01901-2905-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Asset Documentation	Lender's guidelines require 2 months' consecutive bank statements. The loan file is missing previous months' bank statement for bank account #2 reflected in the final loan application.	1/4/19 Appeal: Per the final 1008 account 2 on the 1003 was not used to qualify the borrower, only accounts 1 and 3 were used. Providing the final 1008. See verified assets section that is boxed.	01/04/2019: Review of loan file indicates lender rebuttal is correct, exception rescinded.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.48% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 71.18%

301026886	a35260f2-2705-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification
The loan application indicated that the borrower was self-employed for 3 years. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. The loan file contained a verbal verification of employment that only indicated verified from tax returns and invoice. Additional conditions may apply.
01/23/2019: Please see attached
01/24/2019: Lender provided CPA letter and VVOE and the Fraud Report reflects the self-employment.  There is also a VVOE dated the same day as funding in the loan file which the Fraud Report supports.  Exception cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.48% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 71.18%

301026886	c4124747-2805-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.	1/2/19 - Appeal - The final 1008 is located on page 743 of documents. XX	01/04/2019: Review of loan file indicates lender rebuttal is correct, exception rescinded.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.48% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 71.18%

301026886	6284b1fb-857c-4c9b-8994-01ae5c5a3e11	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State License ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	1/2/19 - Appeal - Subject property is located in XXXXXXXXX. Per the state requirements, XXXXXXXXX does not require a license for the settlement agent. XX	01/04/2019: Review of loan file indicates lender rebuttal is correct, exception rescinded.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.48% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 71.18%

301026885	d21decfb-0bec-4bbf-b6bf-dd2ad9917f4f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	01/15/19 - Please find the attached Affiliated Business Disclosure from page 855 of the file submitted and contained in the Scanned Documents folder. XX	01/16/2019: Lender provided the funding request form showing no affiliates. Exception cleared.01/02/2019: Finding deemed non-material, loan will be graded a B for all agencies
301026884	413c0cdf-adc5-4706-be74-31640675c95b	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file. No Cure - Missing document not provided.	12/27/2018: Attached is a copy of the Written List of Service Providers
01/09/2019: Lender provided WLSP dated X/XX/XX. Condition cleared. 01/02/2018:  Received WLSP dated X/XX/XXXX which is not within 3 days of the application date.  Finding remains non-material per SFIG guidance, loan will be graded a B for all agencies. 12/20/2018:  Non-material per SFIG guidance, loan will be graded a B for all agencies

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.80 months reserves. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $$X,XXX.XX in disposable income   FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 745.

301026884	f8288011-55bf-4a52-8ee2-e6e1d6944e70	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A credit report fee and a flood cert fee were not reflected in Section B of the Closing Disclosure despite evidence of a Credit Report and a Flood Cert in the file.  The Flood Cert and Credit Report fees should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/15/2019: Please see attached
01/16/2019: Client provided attestation from lender that they do not charge borrower a flood cert or credit report fee, exception cleared.12/18/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.80 months reserves. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $$X,XXX.XX in disposable income   FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 745.

301026881	177197db-bdff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.	01/02/19-Please find the 1008 for this loan attached. XX	01/04/2018: Lender provided 1008. Exception cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700 , loan qualified with FICO of 773 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.931% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 27.20 months reserves

301026881	c261df18-beff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Fraud Alert not verified	The Third Party Fraud Report reflects fraud alerts. Evidence the Lender addressed the alert not provided.
1/8/19-Per page 2 of the attached XXXXX XXXXXX (found on page 429 of the submitted file), the subject residence was a Construction-to-Perm rate/term refinance. The borrowers were renting while waiting for the completion of construction on the subject residence. Also attached is the Occupancy Affidavit (found on page 1015 of the submitted file) and the Construction/Permanent Loan Note Addendum (found on page 848 of the submitted file), both signed by the borrowers. XX 01/02/19-Please give specific information regarding which fraud alerts are being referenced and include which report, the date of the report and which page of the report on which the alerts appear. XXXXXX is unable to address this exception without more specificity. XX

01/10/2019: Lender provided evidence to clear the red flag, exception cleared.01/04/2019: Lender responded requesting which fraud alert is in question.  The fraud alert reflects an occupancy alert which does not reflect lender cleared and no documentation was found in the loan file indicating the occupancy of the subject property was verified.  Exception remains.

FICO is higher than guideline minimum UW Guides require FICO of 700 , loan qualified with FICO of 773 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.931% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 27.20 months reserves

301026881	f180eb88-806a-4dae-8c82-5486f4e86978	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	01/02/19 - Please find the attached Affiliated Business Disclosure from page 416 of the file submitted and contained in the Scanned Documents folder. XX
01/04/2019: Lender provided Funding Request Form, which was also in the loan file and reflects there are no affiliates.  Exception rescinded.12/14/2018: Finding deemed non-material, loan will be graded a B for all agencies

FICO is higher than guideline minimum UW Guides require FICO of 700 , loan qualified with FICO of 773 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.931% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 27.20 months reserves

301026880	40e6e119-d00e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation
Per Lender Guidelines, the following construction loan documents are required in the permanent underwriting file: Construction Note; Closing Disclosure(CD) or escrow information/analysis; Modification Document or Rider; Documentation that supports classification of the Mortgage as a Construction Conversion or a Renovation Mortgage; Sufficient documentation on which to validate the actual cost to construct or renovate the home; & a document that clearly shows the seller’s calculation of the purchase price and/or cost to construct.  The loan file contains the Modification Agreement Document.

1/16/19 appeal. The documentation requested is required for a single close construction modification. This is a two time close construction to perm, therefore the documentation requested is not required. XX 1/14/19 - Appeal – The VOM provided show $XXXX loan amount and the payoff letter includes Final Draw of $XXXX; pay off of $X,XXX,XXX. Also providing the Loan Modification Agreement to $XXXX. No mtg was filed for increase amount of $XXXX. They released the final funds to builder at closing (from subject R/T Refi). The subject loan was considered a Cash Out Refi and max cash out is $XXXX including the final draw. Loan currently locked at $XXXX as R/T Refi. XX

01/17/2019: Lender advised that this is a two time close and not a single close therefore the additional documentation is not required.  Exception cleared.01/14/2019: Lender provided VOM, payoff letter and modification agreement; however, did not provide the Construction Note, the Closing CD, documentation supporting the classification of the Mortgage as a Construction Conversion or a Renovation mortgage, sufficient documentation such as receipts, invoices, lien waivers to validate the actual cost to construct or renovate the home.  The breakdown of the construction is required to verify costs.  Exception remains.

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 730 Years in Field Borrower has 10 years in the field. No Mortgage Lates Borrowers have no Mortgage Lates within the last 99 reporting months.

301026880	32b5e78c-4110-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.	1/14/19 - Appeal - The 1008 is located in page 840 of the PDF documents in XXXXXXXXX. XX	01/14/2019: Lender provided 1008, updated direction given for 1008. Exception cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 730 Years in Field Borrower has 10 years in the field. No Mortgage Lates Borrowers have no Mortgage Lates within the last 99 reporting months.

301026880	c34b1801-d50e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Ineligible Transaction	Transaction is ineligible due to lender guidelines for a construction to permanent transaction indicate Cash-out Refinances are not permitted.
01/16/2019: 1/16/19 appeal. This is not a single close construction modification. This is a two time close construction to perm financing, cash out is allowed up to guideline limit of $XXX,XXX. Borrower received cash out < $XXX,XXX. XX 1/14/19 - Appeal – The VOM provided show $XXXX loan amount and the payoff letter includes Final Draw of $XXXX; pay off of $X,XXX,XXX. Also providing the Loan Modification Agreement to $XXXX. No mtg was filed for increase amount of $XXXX. They released the final funds to builder at closing (from subject R/T Refi). The subject loan was considered a Cash Out Refi and max cash out is $XXXX including the final draw. Loan currently locked at $XXXX as R/T Refi.

01/17/2019: Lender advised this is a two time close construction to perm financing therefore Cash Out is acceptable.  Exception cleared. 01/14/2019: Lender responded the loan is considered a cash-out refinance and maximum cash-out is $XXX,XXX.  The Non-Agency (Jumbo) Amortizing Fixed guidelines under Single-Close Construction-to-Permanent Modification reflects Cash-out Refinance is not permitted. Exception remains.

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 730 Years in Field Borrower has 10 years in the field. No Mortgage Lates Borrowers have no Mortgage Lates within the last 99 reporting months.

301026880	a6ef01a2-d80e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing Certificate of Occupancy	Certificate of Occupancy not provided.
1/18/19 appeal: Certificate of occupancy is not required in this case. The subject property is not new construction. See appeal of other exceptions related to construction to perm. XX 1/14/19 - Appeal - Certificate of Occupancy not required since the subject loan was not approved as a Construction loan. The subject loan was considered a R/T refi. The appraisal stated the subject property was appraised "as is". XX

01/21/2019: After review of lender rebuttal and loan file, exception rescinded.01/14/2019: Lender responded this is not approved as a construction loan and was considered a rate and term refinance and the subject property was appraised as is.  The VOM indicates the loan being paid off is an interest only construction loan and loan approval reflects as a Rate and Term refinance / Construction to Permanent Financing. Exception remains.

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 730 Years in Field Borrower has 10 years in the field. No Mortgage Lates Borrowers have no Mortgage Lates within the last 99 reporting months.

301026880	b90576dd-431b-40b2-b985-839fb74c2597	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	1/14/19 - Appeal - Providing Funding Request Form showing Affiliated Business information. Located in XXX. XX	01/14/2019: Lender provided Funding Request form indicating no affiliates. Exception cleared.01/02/2019: Finding deemed non-material, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 730 Years in Field Borrower has 10 years in the field. No Mortgage Lates Borrowers have no Mortgage Lates within the last 99 reporting months.

301026878	c3702675-750f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Employment Verification
Documentation for a self-employed borrower requires an independent confirmation of self-employment, business license or a CPA letter to verify the length and existence of the business. File is missing an independent verification of the borrower’s business.
															01-12-2019 Appeal. The third party confirmation from state official records was provided with the loan file. Please find attached.	01/14/2019: Audit reviewed Lender’s rebuttal and document provided. Verification of business, within 30 days of note date, located on page 657. Condition rescinded.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  36.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.43%. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 767

301026878	6e1c34ea-0a47-4220-a401-f5984c95733f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	01-16-2019 Appeal. Please see attached funding form that includes a statement on affiliates. The lender has declared no affiliates on it. XX	01/17/2019: After review of lender rebuttal and loan file, exception rescinded.01/03/2019: Finding is deemed non-material, loan will be graded B for all agencies.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  36.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.43%. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 767

301026877	79534fdf-3a05-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX.  The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for $XX,XXX.XX. A cost estimator from the insurer was not provided.

1/3/19 Appeal: Please see attached XXXXXX  guidelines on Hazard Insurance requirement> It allows for the minimum amount of coverage guaranteed replacement cost coverage or similar verbiage as stated in the declarations page (e.g. dwelling replacement coverage, extended replacement cost). The hazard insurance in file covers replacement coverage plus a 50% extended replacement cost coverage which is acceptable per guidelines. XX

01/07/2019: Lender responded the hazard insurance reflects approved replacement cost language.  Audit confirmed the insurance reflects extended replacement cost verbiage which is found on the approved language for insurance.  Exception rescinded.

Disposable Income is higher than guideline minimum UW gudies require $0 in disposable income, loan qualified with $XXX,XXX.XX in disposable income DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 12.75% Years Self Employed Borrower has been Self Employed 14 years

301026877	d99567b3-c503-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Borrower's Financed Properties Exceeds Guideline Maximum	The borrower has more than 5 financed properties	1/3/19-Appeal: Please refer to page 856 of the initial PDF provided. Approved exception for amount of financed properties in the loan file. Please rescind. XX
01/07/2019: Lender responded to see approved credit exception for financed properties located in the loan file.  Audit confirmed approved credit exception in file.  Exception down graded.  Non-material per SFIG guidance, loan will be graded a B for all agencies.

Disposable Income is higher than guideline minimum UW gudies require $0 in disposable income, loan qualified with $XXX,XXX.XX in disposable income DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 12.75% Years Self Employed Borrower has been Self Employed 14 years

301026877	b949cf54-6f11-454c-903b-a19df13dfecf	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/15/2019: Please see attached
01/17/2019: Client provided attestation from lender that they do not charge borrowers a flood cert fee, exception cleared.12/21/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.

Disposable Income is higher than guideline minimum UW gudies require $0 in disposable income, loan qualified with $XXX,XXX.XX in disposable income DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 12.75% Years Self Employed Borrower has been Self Employed 14 years

301026877	a06b04ab-ec97-4dc3-bee2-368c0cdbd80c	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure.	01/15/2019: Please see attached	01/17/2019: Lender provided E consent disclosure, exception cleared.12/19/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.
Disposable Income is higher than guideline minimum UW gudies require $0 in disposable income, loan qualified with $XXX,XXX.XX in disposable income DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 12.75% Years Self Employed Borrower has been Self Employed 14 years

301026875	914f6eec-3c14-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The final Closing Disclosure does not reflect a flood cert fee in Section B despite a flood cert being obtained. The fee is required to be disclosed or an attestation provided that no fee was allocated to the transaction. Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 51 months payment history with no late payments reported CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 67.27% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 71.60months reserves

301026874	490496bb-b9f0-4469-8a45-532326ab2cfc	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file. The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/30/2019: Lender provided attestation they do not charge borrowers a credit report or flood cert fee. Condition cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies.
301026866	7a16bbad-c103-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee and Credit Report fee were not reflected in section B of the final Closing Disclosure despite evidence of a flood cert and credit report in the file. The Flood Cert fee and Credit Report fee should be disclosed in section B of the final Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.

01/28/2019:  Attestation provided is for a different file.  Condition remains non-material per SFIG guidance, loan will be graded a B for all agencies12/19/2018:  Non-material per SFIG guidance, loan will be graded a B for all agencies.

Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with  102.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.54% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 765

301026866	91fe67a0-c103-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error	Title - Owner's Title Insurance in Section H of the final Closing Disclosure does not reflect the word "Optional".		Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with  102.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.54% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 765

301083026	a3bafddb-ba1c-43e5-a032-e3559d083e43	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and/or Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and/or a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
02/01/2019: Please see attached
02/05/2019: Credit report fee disclosed on the final CD. Condition Cleared02/04/2019: Lender provided attestation for the Flood cert fee.  Exception remains as a non-material finding due to missing credit report fee, loan will be graded a B for all agencies.12/20/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.

301026865	3b299a40-af0e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Employment Verification	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is missing.	1/10/19-Appeal: Please find attached the VVOE for the borrower dated X/X/XX, found on page 211 of the file submitted and also in the Scanned Documents folder. The Note is dated X/X/XX.	01/11/2019- VVOE on borrower located file page 211 with 10 days of note date. Condition rescinded.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, borrower qualified with 16.10 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784. Years on Job Borrower has 23 years on job.

301026865	64bbc8ad-0d58-462a-8e84-37bdc85ec8bc	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in Section B of the Closing Disclosure despite evidence of a flood cert in file. The Flood Cert fee should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
															1/16/19 – Appeal: See attached copy of Attestation Letter as to Flood Certificate fee not being on the Final CD.	01/17/2019: Lender provided attestation they do not charge borrowers a flood cert fee. Condition cleared.01/02/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 6 months reserves, borrower qualified with 16.10 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784. Years on Job Borrower has 23 years on job.

301026864	1e5e808f-5c05-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Asset Documentation	Lender's guidelines require 2 months' consecutive bank statements. The loan file is missing second month bank statement for bank account #1 on final loan application. Additional conditions may apply.
Bank statements for 2 months (XXX and XXXX) from XXXX are in XXXXX XXXX. Initial application reflects acc#XXXXXXXX with a balance of $XXX,XXX which is what is reflected on the beginning balance for XXXX from the XXX statement. Final application $XXX,XXX.XX + $XXX,XXX.XX = $XXX,XXX.XX which is what is reflected on the XXXX statement. This is the same account.
01/04/2019: Lender provided two months consecutive statements for the account, exception cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 66.50 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $xx,xxx.xx in disposable income   Years on Job Borrower has 14 years on job

301026864	4b59a3aa-4109-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.	Final XXXXXX 1008 is in XXXXX XXXX under 1008 - Preliminary dated X/XX/XXXX	01/04/2019: Lender provided 1008, exception rescinded.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 66.50 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $xx,xxx.xx in disposable income   Years on Job Borrower has 14 years on job

301026864	6f47b4f2-65fe-e811-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.

01/21/2019:  Lender provided attestation they do not charge borrowers a credit report or flood cert fee.  Condition cleared.12/18/2018:  Non-material per SFIG guidance, loan will be graded a B for all agencies.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 66.50 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $xx,xxx.xx in disposable income   Years on Job Borrower has 14 years on job

301026863	e7753184-ee02-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. The XXXX signed business returns for the Business on page 7 of the final 1003 were not provided.

12/27/2018: Appeal. The subject loan is a Correspondent loan wherein Correspondent Bulletin CB-18-04 dated XXXXXXXX XX, XXXX states, Signed Tax Returns-Non-Agency: The Tax Transcript requirements for income documentation topic will be revised to allow the use of IRS tax transcripts as an alternative to requiring the borrower's signature on personal or business tax returns to document qualifying income for Non-Agency transactions - XX

01/02/2019:  The client has provided updated guidance stating that Personal Transcripts satisfy the requirements for signatures on both Business and Personal tax returns.  Condition cleared. 01/02/2019: Lender responded transcripts can be used in lieu of signed tax returns.  Audit confirmed tax transcripts can be used for the signature of the tax returns; however, the XXXX tax transcript for XXXX XXXX was not found in the loan file.  Exception remains.

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  41.03 months reserves Years in Field Borrower has 15 years in Field

301026863	e86edbb3-f102-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee were not reflected in Section B despite evidence of a Flood Cert in the file.  The Flood Cert Fee should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided
01/15/2019: Please see attached
01/15/2019: Client provided attestation from lender that they do not charge the borrower a flood cert fee, exception cleared.12/18/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  41.03 months reserves Years in Field Borrower has 15 years in Field

301026862	79819762-4bbc-4191-a761-723bbdd26126	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit
01/18/2019:  Appeal: Attached please find the cover page with time and date stamp of e-delivery of the Home Loan Toolkit. HLT delivered about 20 minutes after e-consent. E-consent documents are provided under separate exception.

01/21/2019: Received evidence Borrower was provided the Special Information Booklet/Home Loan Toolkit within 3 days of application date.  Condition cleared.01/07/2019:  Finding deemed non-material, loan will be graded a B for all agencies

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.2 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income

301026862	14310226-4f66-4319-a322-66390bd03e05	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower.		01/21/2019: Received evidence of E-Consent for each borrower. Condition cleared.01/07/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.2 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income

301026861	77583e93-9f0f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Closing Disclosure document error	The Postponed Real Estate Taxes reflected in Section H on the final Closing Disclosure belongs in Section F.	1/17/19 - Appeal: The Postponed Real Estate Taxes fee in Section H was paid by the Seller, therefore not a prepaid fee. XX	01/17/2019: Lender advised that since this is a seller paid fee it is not a pre-paid fee. Exception cleared.01/03/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.
301026861	e46f4b27-7b0f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file.	1/10/19 Appeal: Located in XXXXX XXXX XXXXXXXX docs. For your convenience, I have re-attached CDA/Field review with acceptable value supporting document for your review and rescission.	01/11/2019-CDA report supporting the property value with 0.00% variation provided. Condition cleared.
301026860	2474b153-b169-41e3-834f-078480a10e1b	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure
1/20/19 Appeal: Located in XXXXX XXXX entire file download, page 1197-1200 & 1651 to 1654. I am providing a seller CD which shows the real estate taxes listed & paid by seller. See highlighted lines. CD was signed by the seller and borrower was not responsible for this item. Consumer CD was prepared with the best information available at the time. Seller CD prepared by the Settlement Agent and provided to the borrower is located in the file. Please rescind. Thanks !! XX
01/21/2019: After review of the rebuttal, exception rescinded.01/02/2019: This finding is deemed non-material and rated an B.
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  262.60 months reserves Years on Job Borrower has 9 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784

301026860	46b09532-e10e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Closing Disclosure document error	The final Closing Disclosure Tax Re-proration Escrow in section H and it should be in Section F.	1/20/19 Appeal: Located on XXXXX XXXX entire file download page 587 to 589, please see attached ABA form for your review and rescission. Thanks ! XX	01/21/2019: After review of the rebuttal, exception rescinded.01/03/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  262.60 months reserves Years on Job Borrower has 9 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784

301026855	c9db5bf0-e40e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property was not provided.	1.10.19 Appeal. Please find attached the hazard insurance for the subject property. Said document was provided to XXXX within the scanned documents files on page 947. XX
01/11/2019: Lender provided HOI declaration and response "Please find attached the hazard insurance for the subject property. Said document was provided to XXXX within the scanned documents files on page 947". Exception rescinded.

Years on Job Borrower has 21 years on job CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 780

301026855	71bdfaf3-5d41-4837-88d4-ed494c1061c9	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.
11.10.19 Appeal. Please see attached Funding Form from XXXXXXXX XXXX XXXXX XXXXXXXX XXXX XXXXXXXX, advising they have no affiliates. Said document was provided to XXXX within the scanned documents file on pages 1073 thru 1075. See attached. XX
01/11/2019: Lender provided funding request form verifying no affiliates for Broker. Exception rescinded.01/02/2019: Finding deemed non-material, loan will be graded a B for all agencies
Years on Job Borrower has 21 years on job CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 780

301026850	514ecffa-b203-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Insufficient credit history	Lender guidelines require the borrower have at least one active trade in the past 24 months. Exception provided for no active trades in the past 24 months		01/17/2019: Audit acknowledges the client approved guideline exception for insufficient credit history. Condition cleared. Loan will be rated a B.12/19/2018: Lender Exception in file
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 69.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800 General Comp Factor 1 UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income

301026850	9e27fe69-b203-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Balance Sheet	Missing current XXXX Balance Sheet for Business C on the XXXX tax return.
1/14/19 appeal. The only sources of income used to qualify are the borrower's employment at XXXXX XXXXXXXX in the amount of $XX,XXX, and the co-borrower's employment at XXXX in the amount of $X,XXX. XXX XXXXXXXX was not used to qualify, therefore a balance sheet is not required. XX 1/7-Appeal: Attached please find the balance sheet for XXX XXXXXXXXXX(business C on the XXXX tax return) which was also provided on page 508 of the initial pdf loan file. XX 1/2/19-Please refer to Page 2449 of the original PDF. The underwriter did not use business income to qualify for Business C (XXX XXXXXXXXXX). XX

01/15/2019: Updated guidance, XXXX overlays should not override XXXXXX G/L's. Exception cleared.01/14/2019:  Although compliance has stated that these docs are not required for QM if they are associated with an un-used, positive income producing business, for Client, they still are needed to satisfy their overlay. The partnership reflects a loss when calculating XXXX average.  Condition remains. 01/10/2019: Lender provided Balance Sheet for XXX XXXXXXXXXX, however the document that is missing is the Balance Sheet for XXX XXXXXXXX XXX, exception remains.1/3/2019: Audit confirmed business in which balance sheet is missing is the Partnership. Loan file contains 1065's and P&L however YTD balance sheet was not provided. Condition remains.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 69.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800 General Comp Factor 1 UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income

301026850	ee66b9d7-67d4-4a31-bd73-9d1071a4744c	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	1/2/19 - Appeal. Funding Request Form indicates no affiliates. Disclosure not required. Doc located in CR file pp 736-737 of 2458. (XX)	1/3/2019: Audit located Funding Request Form in file which confirms no affiliates. Condition rescinded. 12/19/2018: Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 69.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800 General Comp Factor 1 UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income

301026850	81cef80d-b403-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Initial LE not provided within 3 standard business days of application
The initial LE is required to be provided to the borrower within 3 standard business days of application.  The Initial LE is dated XX/XX/XXXX and the application date is XX/XX/XXXX.  No cure once CD is issued.

01/01/09/19 - Appeal: Application date of X/XX cited. Saturday X/XX, Sunday X/XX, and Wednesday X/X (XXX XXXXXXX) do not count towards business days. Monday X/X (day 1), Tuesday X/X (day 2), and X/X (day 3). Initial LE was provided on the 3rd business day. XX

01/10/2019: Client rebuttal indicates Saturday is not a business day for lender, confirmed by XXXXXX XXXXXX, exception rescinded.1/3/2019: Initial LE in file is dated X/X/XXXX and the application date per 1003 is X/XX/XXXX. Missing initial LE dated w/in 3 days of the application date. Condition remains.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 69.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800 General Comp Factor 1 UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income

301026850	a2900815-b203-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Closing Disclosure document error
The title settlement services fee paid by the seller reflected in section H of the final Closing Disclosure should be listed in section C of the CD.  Provide corrected CD and letter of explanation to the Borrower.
															1/15/19 - Appeal. The $XXX.XX in Section H on the Buyer CD is truly seller fees. Per the Seller CD this is the total of $XXX.XX Closing Fee and $XX.XX Recording Fee. (XX)	01/17/2019: After review of lender rebuttal and loan file, exception rescinded.12/19/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 69.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800 General Comp Factor 1 UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income

301026848	891967b6-a30e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying properties #1 on the final application was paid off and Borrower netted sufficient cash to close and/or reserves.	1/4/2019: Attached is a copy of the executed/signed final CD for the property located at "X XXXX XX, XXXX XXXX, XXXXX XXXX,XX	01/08/2019: Received satisfactory evidence of sale of property netting sufficient cash to close. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784 Years in Field Borrower has 24 years in Field   CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 65%

301026848	41d9a008-dd86-40bd-b1d1-199f5053b314	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert and Credit Report fee were not reflected in Section B of the Closing Disclosure despite evidence of a flood cert and credit report in file. The Flood Cert and Credit Report fee should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/12/19: An attestation provided that no fee was allocated to the loan transaction provided. 01/02/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784 Years in Field Borrower has 24 years in Field   CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 65%

301026847	e6870433-9f12-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The final Closing Disclosure does not reflect a flood cert fee in Section B despite a flood cert being obtained. The fee is required to be disclosed or an attestation provided that no fee was allocated to the transaction. Provide corrected CD and letter of explanation to the Borrower.
01/30/2019: Lender provided attestation they do not charge borrowers a flood cert fee. Condition cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 50.20 months reserves Years on Job Borrower has 9 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784

301026846	a0ad81c1-b5ff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Employment Verification	Verbal Verification of the borrower and co-borrower's business must be obtained within 120 calendar days prior to the note date
1.4.18 Appeal. Please see attached verbal verification of borrower and co-borrower's business dated X/XX/XX. Said documents were provided in the scanned documents file on pages 272, 273, 879, & 880. Please re-review and rescind
01/09/2019: Audit reviewed Lender’s rebuttal and original loan file. Business license, within 10 days of note date, located on page 879. Condition rescinded.
FICO is higher than guideline minimum FICO 780 > 680 minimum allowed Reserves are higher than guideline minimum Reserves 11.4 > 6 months required DTI is lower than guideline maximum DTI 17.01% < 45% maximum allowed

301026846	2727d305-b1ff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
															1.14.19 Appeal. Please see attached attestation from the Correspondent that they do not charge credit reports and flood certificates as the absorb those fees as part of a service to their clients. XX	01/14/2019: Lender provided attestation for this loan. Exception cleared.12/14/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum FICO 780 > 680 minimum allowed Reserves are higher than guideline minimum Reserves 11.4 > 6 months required DTI is lower than guideline maximum DTI 17.01% < 45% maximum allowed

301026846	accbebb8-b7ff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		01/12/2019: Audit reviewed and confirmed Settlement Agent state license ID not required for this state. Condition rescinded.
FICO is higher than guideline minimum FICO 780 > 680 minimum allowed Reserves are higher than guideline minimum Reserves 11.4 > 6 months required DTI is lower than guideline maximum DTI 17.01% < 45% maximum allowed

301026844	732786f3-c46c-4282-9242-53a8ee9a5dd4	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure	01/10/19 - Please find the attached Affiliated Business Disclosure from page 737 of the file submitted and contained in the Scanned Documents folder. XX
01/11/2019: Lender provided funding request form and response "Please find the attached Affiliated Business Disclosure from page 737 of the file submitted and contained in the Scanned Documents folder". Exception rescinded.01/03/2019: Finding deemed non-material, loan will be graded a B for all agencies

301026844	bc7d0eda-198e-4ecb-9c27-9bd7fd22101c	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.

01/28/2019:  Lender provided attestation they do not charge borrowers a credit report or flood cert fee.  Condition cleared.01/11/2019:  Non-material per SFIG guidance, loan will be graded a B for all agencies

301026843	516006d3-ee02-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.
12/21/2018:  The XXXXX final approval 1008 is located in the Scanned Documents under Preliminary 1008. XXXXX is providing the underwriting screen shot to document that no approvals were issued after the X/XX/XX approval that is in file. A copy of the screen shot is provided for review.
12/28/2018: Audit reviewed Lender's rebuttal and agrees. Final 1008 was located in the original loan file. Condition rescinded.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.92% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 19 months reserves

301026843	d31caab7-14ff-e811-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State License ID of the Settlement Agent is missing. Cure provided on post consummation CD.	01/15/2019: Please see attached
01/16/2019: Lender provided corrected CD (which is also in the loan file) and letter of explanation to the borrower, this exception is deemed non-material per SFIG guidance, loan will be graded a B for all agencies.Non-material per SFIG guidance, loan will be graded a B for all agencies

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.92% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 19 months reserves

301026842	ebf40401-a403-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Cash out amount greater than guideline maximum	Lender guidelines allow a maximum cash out of $XXX,XXX, Per the final CD the borrower received a cash out amount of $XXX,XXX.XX.		12/19/2018: Lender Exception in file for cash out exceeds guidelines. Lender guidelines allow a maximum cash out of $XXX,XXX, Per the final CD the borrower received a cash out amount of $XXX,XXX.XX.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 77.42% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.27% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 753

301026842	283cdc39-3109-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
															01/15/2019: Please see attached	01/16/2019: Lender provided attestation verifying that the lender does not charge a flood certification fee.12/26/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 77.42% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.27% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 753

301026841	e1647783-1b02-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The final CD does not reflect a Flood Certification Fee in Section B despite a flood certification showing in the file. The fee is required to be disclosed or an attestation provided that no fee was allocated to the transaction.
01/15/2019: Please see attached
01/16/2019: Client provided attestation from lender that they did not charge borrowers for the flood cert fee prior to XX/XX/XXXX, exception cleared. 12/17/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies

301026841	c31ca029-1e02-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Closing Disclosure document error
Prepaids section of the final Closing Disclosure does not list number of months Property Taxes were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.   Additionally, the Payoff to 3rd Party fee in section H of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower. Provide re-disclosed CD and letter of explanation.
01/16/2019: After review of the loan file, exception rescinded.12/17/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
301026837	3d48237f-4105-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Required Documentation
Missing mortgage statement for REO property #2 reflected on the final loan application.  If taxes and insurance are not being escrowed or are not itemized on the mortgage statement, provide property tax bill and insurance declaration page.  Additional conditions may apply.
1/3/2019: Lender provided screen shot from the mortgage lender which reflected PITI for REO #2. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.38% Reserves are higher than guideline minimum UW Guides require 14  months reserves, loan qualified with 377 months reserves

301026837	de5ed0a5-fa58-491d-9ee9-8a8f151e949b	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State License ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.
01/12/2019: Audit reviewed and confirmed Settlement Agent state license ID not required for this state. Condition rescinded.1/3/2018: Audit reviewed lender's response and confirmed the settlement agent state license ID is not missing however state license ID for the buyer's real estate agent is missing on the final CD. Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.38% Reserves are higher than guideline minimum UW Guides require 14  months reserves, loan qualified with 377 months reserves

301026834	2001e770-1d48-43f4-83d7-6ec3f471ec38	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	01/15/19 - Please find the attached Affiliated Business Disclosure from page 896 of the file submitted and contained in the Scanned Documents folder. XX	01/16/2019: Lender provided the Funding Request form showing no affiliates. Exception cleared.01/07/2019: Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 22.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.67% Years on Job Borrower has 22 years on job

301026834	60b8fc08-7454-42d1-9ea7-98d420f4a3d1	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.	01/15/19 - Please find the attached Home Loan Toolkit acknowledgement from page 1068 of the file submitted and contained in the Scanned Documents folder. XX
01/16/2019: Lender provided the Disclosure Tracking form showing that the Home Loan Toolkit was provided on XX/XX/XXXX.  Exception cleared.01/07/2019: Finding deemed non-material, loan will be graded a B for all agencies

Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 22.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.67% Years on Job Borrower has 22 years on job

301026834	3579be2f-8612-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The final Closing Disclosure does not reflect a flood cert and credit report fee in Section B despite a flood cert and credit report being obtained. The fee is required to be disclosed or an attestation provided that no fee was allocated to the transaction. Provide corrected CD and letter of explanation to the Borrower.

01/28/2019:  Lender provided attestation they do not charge borrowers a credit report or flood cert fee.  Condition cleared.01/07/2019:  Non-material per SFIG guidance, loan will be graded a B for all agencies

Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 22.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.67% Years on Job Borrower has 22 years on job

301026832	c820ca24-bb03-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.	12/27/2018: The final 1008 is included in the full file download pdf in XXXXXXXXX, page 1,256. This was the final 1008 run on the subject loan.	01/02/2019: Final 1008 located on pages 1256 & 1522. Condition rescinded.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  107.0 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.29% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 794

301026832	315e8a74-23f2-49bb-bb95-f245e50a4153	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit	12/27/2018: XXXXX has located the signed Disclosure Acknowledgement form which includes the Home Loan Toolkit as received. A copy of the signed acknowledgement is attached for review.
01/02/2019: Received evidence Borrower was provided the Special Information Booklet/Home Loan Toolkit within 3 days of application date.  Condition cleared.12/21/2018:  Finding deemed non-material, loan will be graded a B for all agencies

Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  107.0 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.29% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 794

301026832	78f340da-ba03-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error	The final Closing Disclosure Other Section reflects a Home Warranty Fee without the wording (Optional) at the end.
12/27/2018:  The purchase and sale contract states that the seller is required to pay for the home warranty. Therefore, the optional language was not applicable. The contract is page 997 of the full file PDF in XXXXXXXXX. XXXXX is also providing a copy of the home warranty section of the contract.

01/02/2019:  Non-material per SFIG guidance, loan will be graded a B for all agencies.01/02/2019:  Condition cleared in error.  Per Compliance, the word “Optional” is required because the home warranty is not required by the creditor. The requirement in the sale agreement has no bearing.  Condition remains.01/02/2018:  Audit reviewed Lender's rebuttal and agrees.  Per the sales contract, the home warranty is required, not optional.  Condition rescinded.  12/21/2018:  Non-material per SFIG guidance, loan will be graded a B for all agencies.

Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  107.0 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.29% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 794

301026830	f0a6dea9-2e67-40da-b6cb-6585b92fa785	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.
1-16-19 APPEAL, providing Privacy notice disclosing the lender has no affiliates. This document is being provided for your convenience, however the document can be located in full file download starting on page 183. XXX

01/17/2019: Client provided FACTS document verifying Lender has no affiliates and response "APPEAL, providing Privacy notice disclosing the lender has no affiliates. This document is being provided for your convenience, however the document can be located in full file download starting on page 183". Exception rescinded.01/08/2019: Finding deemed non-material, loan will be graded a B for all agencies

Years in Field Borrower has 8 years Self Employed Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 17.50 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 56 months payment history with no late payments reported

301026830	1a253555-7924-47b6-a916-34542fb94273	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.
1-16-19 APPEAL, Providing evidence the borrower was provided the Home Loan Toolkit. This document is being provided for your convenience, however the document can be located in full file download starting on page 111. XXX

01/17/2019: Lender provided response "Providing evidence the borrower was provided the Home Loan Toolkit. This document is being provided for your convenience, however the document can be located in full file download starting on page 111". Exception rescinded.01/08/2019: Finding deemed non-material, loan will be graded a B for all agencies

Years in Field Borrower has 8 years Self Employed Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 17.50 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 56 months payment history with no late payments reported

301026829	e2bfb4a4-f746-400b-bbd2-f5959df822e1	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.
1/14/19 Appeal: Please see section 9 of the attached Funding Request Form, which states that the TPO lender (XXXXX XXXXXXXX XXXXX) does not have any affiliated business relationships, and thus an Affiliated Business Disclosure is not required. XX
01/15/2019: Client provided Funding Request Form indicating lender has no affiliates, exception cleared.01/02/2019: Finding deemed non-material, loan will be graded a B for all agencies
301026829	06346da2-2f45-4bb7-8cec-692a6985048a	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure.
01/30/2019:  Received evidence Borrower was provided with the HUD Homeownership Counseling Disclosure within 3 days of application date.  Condition cleared. Finding deemed non-material, loan will be graded a B for all agencies

301026826	fda8b804-9a04-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The final Closing Disclosure does not reflect a Flood Cert Fee in Section B despite a Flood Cert being obtained. The fee is required to be disclosed or an attestation provided that no fee was allocated to the transaction. Provide corrected CD and letter of explanation to the Borrower.
01/15/2019: Please see attached
01/16/2019: Lender provided attestation verifying that the lender does not charge a flood certification fee. Exception cleared.12/20/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies

301026826	9e28250f-9a04-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error	The Title-Owner’s Title Insurance is disclosed in Section H of the final Closing Disclosure is missing the word optional.	01/15/2019: Please see attached
01/16/2019: Lender provided LOE, mailing details and corrected CD with the word Optional for Title - Owners Title Insurance (Optional) Fee in section H. Exception downgraded (Cleared Post Close)12/20/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies

301026825	698de8a7-6471-4659-be12-a8490be12c0f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	01-07-2019 Appeal. Please see attached privacy statement which states they do not have any affiliates
01/10/2019:  Audit reviewed Lender’s rebuttal and agrees.  Evidence no affiliates on page 441 of original loan file.  Condition rescinded.12/26/2018:  Finding deemed non-material, loan will be graded a B for all agencies

301026823	446552d8-84fd-4ef3-9e7d-58bc63b960ab	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure
1.10.19 Appeal. Please see attached Funding Form from XXXXXXXX XXXX XXXXX, advising they have no affiliates. Said document was provided to XXXX within the scanned documents file on pages 938 thru 939. See attached. XX
01/11/2019: Lender provided the Funding Request Form, exception rescinded.01/02/2019: Finding deemed non-material, loan will be graded a B for all agencies
301026823	2ee4c570-c00e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.	1/9/19 Appeal: Located in XXXXX XXXX XXXXXXXX docs. For your convenience, I have re-attached CDA/Field review with acceptable value supporting document for your review and rescission. Thanks !! XX	01/11/2019: Lender provided CDA report, exception cleared.
301026819	45aa0f1a-ca0e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.	01/10/19 - Please find the attached 1008 from page 492 of the file submitted and contained in the Scanned Documents folder. XX	01/11/2019: Lender provided Final 1008 and response "Please find the attached 1008 from page 492 of the file submitted and contained in the Scanned Documents folder". Exception rescinded.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.28% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 747

301026819	2cb40390-41e5-404d-8507-68e349c0a2f2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	01/10/19 - Please find the attached Affiliated Business Disclosure from page 28 of the file submitted and contained in the Scanned Documents folder. XX
01/11/2019: Lender provided funding request form and response "Please find the attached Affiliated Business Disclosure from page 28 of the file submitted and contained in the Scanned Documents folder". Exception rescinded.01/02/2019: Finding deemed non-material, loan will be graded a B for all agencies

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.28% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 747

301026817	4358282c-3d99-4107-86d7-7c6784d335d4	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.
1/4/19 - Appeal. Unsigned ABA on file is from Title company and is not required. Lender provided Privacy Policy which states no affiliates so no separate disclosure required. Doc located in CR file on pp 166-167 of 2932. (XX)

01/08/2019: Audit reviewed Lender's rebuttal and agrees.  Evidence no affiliates located on pages 166-167. Condition rescinded. 12/21/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
Full Documentation Full Documentation FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 769 Years Self Employed Borrower has 17 years Self Employed
301026817	be7ea60b-fa64-4247-bf82-74ecf6481441	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification fee was not reflected in section B of the Loan Estimate despite evidence of a Flood Certificate in the file. Flood Certification fee Report should be disclosed in section B of the Loan Estimate or an attestation that no fee was allocated to the loan transaction must be provided.
																Non-material per SFIG guidance, loan will be graded a B for all agencies	Full Documentation Full Documentation FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 769 Years Self Employed Borrower has 17 years Self Employed
301026816	d67c9c46-9915-4035-8d0e-907b6c9213ef	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee and Credit Report Fee were not reflected in section B of the Closing Disclosure despite evidence of a flood cert and credit report in the file.  The Flood Cert fee and Credit Report should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued-OR an attestation that The Flood Cert Fee and Credit Report Fees are included in the origination of the loan.
1/29/19 Appeal- see attached attestation. klr
02/04/2019: Lender provided attestation.  Exception cleared.02/01/2019:  Lender provided attestation they do not charge borrowers a credit report or flood cert fee.  Condition cleared.01/09/2019:  Non-material per SFIG guidance, loan will be graded a B for all agencies

301026816	49a3fb0c-b77e-49e1-b8b3-88fe9263b95b	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		01/14/2019: Updated direction given, missing Settlement Agent license ID is non-material. Finding downgraded. Non-material finding, loan will be graded a B for all agencies.
301026815	aad79864-b603-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the final CD despite evidence of a flood cert in the file.  The Flood Cert Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Provide corrected CD and LOE to the Borrower.
01/15/2019: Please see attached
01/16/2019: Document provided for review indicates the flood cert fee is lender paid, as such it should be disclosed in the Paid by Others column of section B of the Final Closing Disclosure, exception remains, non-material per SFIG guidance, loan will be graded a B for all agencies.Non-material per SFIG guidance, loan will be graded a B for all agencies.

301026814	1d49174e-b81d-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Limited Employment History for Borrower/Co-Borrower
Documentation in file indicates a limited employment history for borrower and co-borrower which does not meet lender's guidelines. Borrower just signed contract for X XXXX XXXX to XXXX XXXXXX in XXXX previous employment XXXXXX XXXXXX in XXXXXXX guidelines requires 2 year residency and employment in XXXX.
																01/22/2019: Lender exception in file for 2 year employment history.	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 1,244.30 months reserves
301026814	a007a889-b51d-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Insufficient credit history	Credit score of 0 < 720 the minimum credit score required per lender guidelines.		1/24/2019: Lender exception for limited XXXX credit with no credit score, supplemented with XXXXXXXX Credit Report containing active trade lines and a credit score.	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 1,244.30 months reserves
301026814	b8c0c56c-b41d-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
																01/23/2019: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 1,244.30 months reserves
301026814	17bc1858-2a10-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	01/12/2019: Funding Request Form	01/12/2019: Lender provided evidence of rate lock date, exception cleared.	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 1,244.30 months reserves
301026814	208fc6fe-cbf8-471d-bc17-25b1f278dda0	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure	1/13/19 Appeal: Providing proof the borrower agreed to receive Electronic Documents	01/14/2019: Lender provided Disclosure Tracking Summary verifying E-consent date. Exception cleared.01/04/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 1,244.30 months reserves
301026814	b443f78c-2a10-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file.	1/10/19 Appeal: Not located in XXXXX XXXX. Please see attached CDA/Field review with acceptable value supporting document for your review and rescission. Thanks !! XX	01/11/2019: Lender provided the CDA report, exception cleared.	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 1,244.30 months reserves
301026813	6a1f9850-ece7-4996-93ff-14f9c6ebd1d5	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	01/02/19 - Please find the attached Affiliated Business Disclosure from page 1591 of the file submitted and contained in the Scanned Documents folder. XX	01/04/2019: Lender provided Funding Request Form, exception rescinded.12/19/2018: Finding deemed non-material, loan will be graded a B for all agencies
301026813	14077745-8222-4895-a227-c279152d92b7	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit	01/02/19 - Please find the attached Home Loan Toolkit acknowledgement page 973 of the file submitted and contained in the Scanned Documents folder. XX	01/04/2019: Lender provided evidence of delivery of Home loan Toolkit, exception rescinded.12/19/2018: Finding deemed non-material, loan will be graded a B for all agencies
301026813	e1417d4a-1090-4dcd-a8a8-e4e6c730f933	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure - Missing Doc Not Provided.	01/02/19 - Please find the attached E-consent from page 1471 of the file submitted and contained in the Scanned Documents folder. XX	01/04/2018: Lender provided evidence of E consent, exception rescinded.12/19/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
301026812	3bce4306-ba0f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Limited Employment History for Borrower/Co-Borrower	Lender guidelines require borrower to be employed at current job at least 6 months after an employment gap, exception provided for borrower not employed at current job for at least 6 months		01/03/2019: Lender exception in file 6 months on current job after employment Gap.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 294.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 42.03% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762

301026812	59a2a82a-8f1b-4b07-a87c-5b6f245329d3	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	1/14/19 - Appeal: See attached copy of the Funding Request Form showing No Business Affiliates. XX	01/15/2019: Client provided Funding Request Form indicating the lender has no affiliates, exception cleared.01/03/2019: Finding deemed non-material, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 294.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 42.03% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762

301026810	d6fc2e86-71f2-4b16-9176-55f0f5343755	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	12/27/2018: XXXXX notes that the originator does not have any business affiliates. A copy of the Business Affiliates form is provided for review.	01/02/2019: Nothing uploaded for review. Located evidence no affiliates on page 689. Condition rescinded. 12/19/2018: Finding deemed non-material, loan will be graded a B for all agencies
301026809	6ee85dfd-6309-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Improper Calculation of Income
A monthly income of $XX,XXX.XX was used by the lender to determine the DTI. The income is to be calculated by performing a business cash flow analysis to determine that the income is stable and consistent, and that sales and earnings trends are positive.  If the business does not meet these standard, the income is not eligible for use in qualifying.
															1/4/2019: Appeal: XXXXX notes that an exception was approved for the business liquidity. A copy of the approval is attached for review.	01/09/2019: Audit acknowledges the client approved guideline exception for business liquidity. Condition cleared. Loan will be rated a B.12/26/2018: Lender Exception in file.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80.00% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  57.8 months reserves Years Self Employed Borrower has 40 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 729

301026809	4f814385-ebcc-4e9b-9668-f067d6da821a	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	01/15/2019: Please see attached	01/16/2019: Lender provided Affiliated Business Disclosure. Exception cleared.12/26/2018: Finding deemed non-material, loan will be graded a B for all agencies
CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80.00% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  57.8 months reserves Years Self Employed Borrower has 40 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 729

301026809	4be01d24-cf13-4999-9f48-de9043347c06	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.	01/17/2019: Please see attached01/15/2019: Please see attached
01/17/2019: Lender provided the acknowledgement of receipt of the Home Loan Tool Kit.  Exception Cleared.01/16/2019: Lender provided Home Loan Tool Kit with date of XX/XX/XXXX, however; there is no verification that the borrower was provided this information. Exception remains downgraded.Finding deemed non-material, loan will be graded a B for all agencies

CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80.00% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  57.8 months reserves Years Self Employed Borrower has 40 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 729

301026809	3901dff3-eedc-4c01-86a5-4620baf5c95d	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The WLSP not provided within 3 business days of application date. WLSP is dated XX/XX/XXXX and the application date is XX/XX/XXXX. No cure - Missing document not provided.	01/15/2019: Please see attached	01/16/2019: Lender provided WLSP for Initial LE. Exception cleared.12/26/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80.00% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  57.8 months reserves Years Self Employed Borrower has 40 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 729

301026809	6f04f3d6-6509-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/15/2019: Please see attached
01/16/2019: Lender provided attestation verifying that the lender does not charge a credit report fee or flood certification fee. Exception cleared.12/26/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80.00% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  57.8 months reserves Years Self Employed Borrower has 40 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 729

301026809	e501f4ee-07c6-4c68-a6ed-ac3ebcea2a83	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. State license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		01/14/2019: Updated direction given, missing Settlement Agent license ID is non-material. Finding downgraded. Non-material finding, loan will be graded a B for all agencies.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80.00% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  57.8 months reserves Years Self Employed Borrower has 40 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 729

301026808	850bd559-210d-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		Rescinded as the 1008 was located in the file.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.48% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  84.50 months reserves Years on Job Borrower has 13 years on job

301026808	11477204-f012-48bf-8058-d37218aacb89	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	01/08/19 - Please find the attached Affiliated Business Disclosure from page 1013 of the file submitted and contained in the Scanned Documents folder
01/10/2019:  Audit reviewed Lender’s rebuttal and agrees.  Evidence no affiliates on page 1013 of original loan file.  Condition rescinded.12/31/2018:  Non-material per SFIG guidance, loan will be graded a B for all agencies

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.48% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  84.50 months reserves Years on Job Borrower has 13 years on job

301026807	b555bfa3-be38-48ee-9f70-05c16aaf30fe	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	1/4/19 - Appeal. Funding Request Form states lender has no affiliates, no disclosure required. Doc in CR file pp 952-953 of 1893	01/09/2019: Audit reviewed Lender’s rebuttal and agrees. Evidence no affiliates on page 952 of original loan file. Condition rescinded.12/24/2018: Loan to be graded as a B.
Reserves are higher than guideline minimum UW guidelines requires 6 months reserves, loan qualifies with 113 months reserves. FICO is higher than guideline minimum UW guidelines require FICO of 786, loan qualifies with FICO of 786 No Mortgage Lates UW guidelines requires 0x30 within the most recetn 24 months, loan qualifies with 0x30 in the most recnt 62 months reporting on the credit report.

301026807	889623cd-8d07-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW guidelines requires 6 months reserves, loan qualifies with 113 months reserves. FICO is higher than guideline minimum UW guidelines require FICO of 786, loan qualifies with FICO of 786 No Mortgage Lates UW guidelines requires 0x30 within the most recetn 24 months, loan qualifies with 0x30 in the most recnt 62 months reporting on the credit report.

301026803	716d3e28-2e10-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in Section B despite evidence of a Credit Report and Flood Cert in the file.  The Credit Report Fee and Flood Cert Fee should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided

01/31/2019:  Lender provided attestation they do not charge borrowers a credit report or flood cert fee.  Condition cleared.01/04/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies

301026803	88197b7b-2e10-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The final Closing Disclosure is missing the Recording fees section	02/01/2019: Please see attached
02/04/2019: Lender provided PCCD, LOX and proof of delivery.  Non-material finding, loan will be graded a B for all agencies.01/04/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies

301026803	3c6cb014-4c3a-45cd-bb9a-a24200c496fc	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender did not include the HOA Master Association monthly dues of $XXX.XX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.

1/20/19 Appeal: Please see attached all CD's and appraisal and please clarify as to how you came to this conclusion? HOA fees are $XXX + Taxes $XXX.XX= $XXX.XX which is what is revealed on the front page of the CD. Please advise or rescind. Thanks !! xx
01/21/2019: After review of lender rebuttal and loan file, exception rescinded.01/04/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies
301026803	6e35d04f-2f10-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error	The Home Warranty fee in section H of the final Closing Disclosure is missing the optional.
2/13/19 - Correction. Please see attached LOE for the 1/30 PCCD02/01/2019: Please see attached 1/20/19 Appeal: Located in XXXXX XXXX file download, page 250, please see contract counter offer stating "Seller shall pay for the cost, not to exceed $X,XXX". Home Warranty fee was contractually obligation of the seller hence the description "optional" does not apply. Please rescind. Thanks ! XX

02/13/2019:  Received post consummation CD adding optional to Home Warranty and evidence of delivery.  However, explanation letter not provided.  Finding remains non-material, loan will be graded a B for all agencies.02/14/2019:  Received corresponding explanation letter.  Condition cleared.  Loan will be rated a B for all agencies. 02/04/2019: Lender provided PCCD, LOX and proof of delivery; however, the Home Warranty Fee does not reflect the word optional.  Exception remains as a non-material finding, loan will be graded a B for all agencies.01/21/2019: The use of the word "optional" is required for items that are not required by the creditor and are deemed borrower paid, the requirement of the sales contract has no bearing, as a portion of the Home Warranty is borrower paid, the word "optional" must be included. Provide corrected CD and letter of explanation. Exception remains, non-material per SFIG guidance, loan will be graded a B for all agencies.Non-material per SFIG guidance, loan will be graded a B for all agencies

301026801	198c6e4f-a915-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property was not provided.	1/15/19 Appeal: Please see the attached Evidence of Property Insurance for the subject property. This document is located on page 1,801 of the XXXXX XXXX pdf file	01/16/2019: Audit reviewed Lender’s rebuttal and original loan file. Hazard insurance certificate located on page 1801. Condition rescinded.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 65.7 months reserves Years in Field Borrower has 10 years in Field

301026801	fb1b0dd9-8297-4bbe-b2a5-4f05d4986d81	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure
02/01/2019: Received evidence Borrower was provided the Affiliated Business Disclosure within 3 days of application date.  Condition cleared.01/11/2019:  Finding deemed non-material, loan will be graded a B for all agencies.

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 65.7 months reserves Years in Field Borrower has 10 years in Field

301026801	453fa1e4-a915-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Provide corrected CD and LOE to the Borrower.

01/30/2019:  Received attestation.  However, it is for a different loan and from a different lender.  Finding remains non-material per SFIG guidance, loan will be graded a B for all agencies.01/11/2019:  Non-material per SFIG guidance, loan will be graded a B for all agencies.

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 65.7 months reserves Years in Field Borrower has 10 years in Field

301026797	a5cce8f5-f002-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property was not provided. Loan file contains hazard insurance quote		01/25/2018: Received acceptable evidence of hazard insurance. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.68% Years Self Employed Borrower has 18 years 6 months Self Employed

301026797	14fe86e1-f002-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		12/28/2018: Per updated direction from client, Final 1008 is located in the loan file, exception cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.68% Years Self Employed Borrower has 18 years 6 months Self Employed

301026797	27420201-f202-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the final CD despite evidence of a credit report and flood cert in the file.  The Credit Report Fee and Flood Cert Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Provide corrected CD and LOE to the Borrower.
															12/24/18 Appeal: Please see attached attestations from Midwest Equity stating they do not charge a credit report fee or flood cert fee. - XX	12/28/2018: Lender provided attestation flood cert and credit report fees are not charged, exception cleared.12/18/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.68% Years Self Employed Borrower has 18 years 6 months Self Employed

301026795	1f49edee-0614-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.	01/15/19 - Please find the attached Drive Report from page 2594 of the file submitted and contained in the Trailing Documents folder
01/16/2019:  Audit reviewed Lender's rebuttal and document provided.  The original loan file does not contain page 2594.  Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.

Reserves are higher than guideline minimum  UW Guides require 6 months reserves, loan qualified with 26.6 months reserves DTI is lower than guideline maximum  UW Guides maximum DTI of 43%, loan qualified with DTI of 28.06% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 766

301026795	b45f4375-3214-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing W-2	Lender's guidelines require 2 years' W-2. Two years' W-2 not provided, missing borrowers prior year W2.	1/15/2019: APPEAL: W2's for XXXX are attached and are also present in the CR pdf file on pages 667/1234. XX
01/16/2019:  Audit reviewed Lender’s rebuttal, document provided and original loan file.  Pages 667 & 1279 are borrower’s XXXX W-2.  Page 1234 is co-borrower’s XXXX W-2.  Page 1231 is co-borrower’s XXXX W-2.  Received borrower’s XXXX W-2.  Condition cleared.

Reserves are higher than guideline minimum  UW Guides require 6 months reserves, loan qualified with 26.6 months reserves DTI is lower than guideline maximum  UW Guides maximum DTI of 43%, loan qualified with DTI of 28.06% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 766

301026795	270d8a52-045b-447d-8c76-58f7cccbb274	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in Section B despite evidence of a Credit Report and Flood Cert in the file.  The Credit Report Fee and Flood Cert Fee should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided

02/13/2019:  No document uploaded for review.  However, per updated guidance from Compliance, this is no longer a valid condition.  Condition cleared.01/09/2019:  Non-material per SFIG guidance, loan will be graded a B for all agencies

Reserves are higher than guideline minimum  UW Guides require 6 months reserves, loan qualified with 26.6 months reserves DTI is lower than guideline maximum  UW Guides maximum DTI of 43%, loan qualified with DTI of 28.06% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 766

301026794	589f46f8-cf7f-46a6-b902-4c492d6970b4	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	Appeal 01-03-2019. Please see attached privacy statement from the correspondent that states they do not have any affiliates. XX	01/07/2019: Lender provided FACTS sheet reflecting there are no affiliates. Exception cleared.12/18/2018: Finding deemed non-material, loan will be graded a B for all agencies.
301026794	10265967-7b04-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
12/18/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.
301026793	ba0cd103-4209-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.	1/3 Appeal See attached 1008 - XX	01/07/2018: 1008 was located in the loan file. Exception rescinded.01/04/2018 - Rescinded as the document was located in file.
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 40.16 months reserves. Years Self Employed Borrower has been self employed for 25 years. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.68%

301026793	083bc96d-2b02-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Property Taxes	Evidence of property taxes for properties 1 & 2 on the final application not provided	1/3 Appeal Please see attached evidence of property taxes. Note the XXXXX XXX property is listed on schedule E attached - XX	01/07/2019: Lender provided tax information. Exception cleared.
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 40.16 months reserves. Years Self Employed Borrower has been self employed for 25 years. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.68%

301026793	1b0c1f1d-7a05-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/15/2019: Please see attached
01/17/2019: Client provided an attestation from the lender that they do not charge borrowers a flood cert fee. Exception cleared.12/21/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies

Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 40.16 months reserves. Years Self Employed Borrower has been self employed for 25 years. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.68%

301026792	3699f251-2616-4eed-9a1d-0400994b9137	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	1/11/2019: Please see page 2 of the attached Funding Request Form located on pages 171-172 of the loan file in CR. The document indicates that there are no affiliated businesses.
01/14/2019:  Audit reviewed Lender's rebuttal and agrees.  Evidence no affiliates located on page 172.  Condition rescinded.01/03/2019:  Finding deemed non-material, loan will be graded a B for all agencies

301026792	48ffc7d9-11d7-4da6-a118-e509ba34a41d	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing home Loan Toolkit.	1/11/2019: Attached is the acknowledgement of the receipt of the Home Loan Toolkit
01/14/2019:  Received evidence the Borrower received the Special Information Booklet/Home Loan Toolkit within 3 days of application date.  Condition cleared. 01/03/2019:  Finding deemed non-material, loan will be graded a B for all agencies

301026791	ef8bab4b-40a0-4266-b47f-50af56b6f8a8	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.
1.14.19 Appeal. Please see attached Funding Form from XXXXXXXXXXXXXXX, XXX. advising they have no affiliates. See attached. XX01/04/19 - Please find the attached Affiliated Business Disclosure from page 1066 of the file submitted and contained in the Scanned Documents folder. XX

01/14/2019: Lender provided Funding Request Form indicating no affiliates.  Exception cleared.01/08/2019: Lender provided Funding Request Form for a different loan, exception remains, this exception is deemed non-material.12/28/2018: Finding deemed non-material, loan will be graded a B for all agencies.

301026791	235aecba-68fe-e811-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/15/2019: Please see attached
01/15/2019: Client provided attestation from the Lender that they do not charge the borrower a credit report or flood cert fee, exception cleared.12/28/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.

301026791	bdf470c7-a1f0-4d8c-8b2f-86a9ad970986	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure.
1.14.19 Appeal. Please see attached E-Consent for the borrower as you have requested. XX 01/04/19 - Please find the attached E-consent from page 1395 for the borrower and 1279 for the co-borrower of the file submitted and contained in the Scanned Documents folder. XX

01/14/2019: Lender provided borrower's E-Consent.  Exception cleared.01/08/2019: Lender provided e-consent for a different loan, exception remains, this exception is deemed non-material.12/28/2018: Finding deemed non-material, loan will be graded a B for all agencies.

301026790	7b775515-7299-4cd2-81c5-3fcd5f12ca3a	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	1-11-19 APPEAL, Providing Funding Request Form which shows the lender has no affiliates. / XX	01/14/2018: Lender provided funding request form verifying Broker has no affiliates. Exception cleared.
301026789	e150f5a9-492f-4543-a5e6-658db70a119c	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	01/04/19 - Please find the attached Affiliated Business Disclosure from page 1066 of the file submitted and contained in the Scanned Documents folder. XX	01/08/2018: Lender provided Funding Request Form, exception rescinded.12/18/2018: Finding deemed non-material, loan will be graded a B for all agencies.
Years on Job Borrower has 20 years on job Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 29.70 months reserves FICO is higher than guideline minimum FICO 787 > 700 minimum

301026789	f5e54275-6fc8-4ad2-af3f-219989c436a7	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing	01/15/2019: Please see attached	01/16/2019: Lender provided signed Initial Escrow Account Disclosure. Exception cleared.12/18/2018: Finding deemed non-material, loan will be graded a B for all agencies.
Years on Job Borrower has 20 years on job Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 29.70 months reserves FICO is higher than guideline minimum FICO 787 > 700 minimum

301026789	792bf069-0303-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B - The final Closing Disclosure does not reflect a flood cert fee in Section B despite a flood cert being obtained. The fee is required to be disclosed or an attestation provided that no fee was allocated to the transaction. Provide corrected CD and letter of explanation to the Borrower.
01/15/2019: Please see attached
01/16/2019: Lender provided attestation verifying that the lender does not charge a flood certification fee. Exception cleared.12/18/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies

Years on Job Borrower has 20 years on job Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 29.70 months reserves FICO is higher than guideline minimum FICO 787 > 700 minimum

301026788	c8cbddf6-211b-4384-a90a-c38d842ae378	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed, initial in file.
01/15/2019: Please see attached01-09-2019 Appeal. The ABA disclosure is not required to signed, only provided to the borrower. It is also noted the borrower did shop for title settlement provider and did not use any of the affiliated businesses, except for the appraisal mgmt company which they cannot shop for

01/16/2019: Lender provided signed Affiliated Business Disclosure. Exception cleared.01/11/2019:  Audit consulted with Compliance department. The pertinent section of RESPA directs a party making a referral to provide the consumer with a "written disclosure, in the format of the Affiliated Business Arrangement Disclosure Statement set forth in Appendix D of this part."  24 C.F.R. Section 3500.15(b)(1).  In turn, the model form in Appendix D contains a signature line which provides for the customer's acknowledgment and understanding of the contents of the disclosure.    Because the text of the regulation provides that the disclosure must be completed in a manner consistent with the instructions in the Appendix, we look to the Appendix for specific instructions and guidelines.  Accordingly, the signature line on the model disclosure provided in Appendix D essentially constitutes a requirement.  We acknowledge that HUD has placed similar signature lines on other model forms, including the Good Faith Estimate, without stating anywhere that a consumer is required to sign.  However, when HUD introduced the Affiliated Business Disclosure, HUD provided explanatory materials requiring adherence to the model format in Appendix D and suggesting that a signature is required.   Condition remains non-material per SFIG guidance, loan will be graded a B for all agencies.12/28/2018:  Non-material per SFIG guidance, loan will be graded a B for all agencies.

301026788	dead68d8-f50a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/16/2019: Please see attached
01/19/2019: Lender provided attestation verifying that the lender does not charge a credit report fee and a flood certification fee. Exception cleared.12/28/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.

301026787	5aa48acb-f7e1-4173-bc5e-bb98f4143578	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete. The State License ID of the Settlement Agent, Buyer Real Estate Broker and Seller Real Estate Broker is missing. Provide re-disclosed CD and letter of explanation.
01/14/2019: Updated direction given, missing Settlement Agent license ID is non-material. Finding downgraded. Non-material finding, loan will be graded a B for all agencies.
301026787	dd6127f3-1d0d-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file.	1/10/19 Appeal: Not located in XXXXX XXXX. Please see attached CDA/Field review with acceptable value supporting document for your review and rescission. Thanks !! XX	01/11/2019: Lender provided the CDA report, exception cleared.
301026785	1766bf35-7e20-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	General Credit Exception	Rental income from departing residence with XXXX equity used in qualifications.		01/25/2019: Lender exception provided for rental income from departing residence. Rental income from departing residence with XXXX equity used in qualifications.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783. Years in Field Borrower has 5 years in Field   Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 38.20 months reserves.

301026785	8fe48599-b400-42a1-97ec-d96fadbadf6e	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.	1-3-19 APPEAL, Providing evidence of delivery of the Home loan Toolkit. /XX
01/07/2019: Lender provided documentation verifying Home Loan Toolkit is provided with initial loan package and provided verification of receipt of initial package.  Exception cleared.01/02/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783. Years in Field Borrower has 5 years in Field   Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 38.20 months reserves.

301026785	674b52c9-f40a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	1/4/19 Appeal: Not located in XXXXX XXXX. Please see attached CDA/Field review with acceptable value supporting document for your review and rescission. Thanks !! XX	01/07/2019: Lender provided CDA. Exception cleared.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783. Years in Field Borrower has 5 years in Field   Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 38.20 months reserves.

301026784	0173e9df-451b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Ineligible Transaction	Transaction does not meet Product/Program Restriction. Lender allowed use of newly set up asset distribution for income qualification.		01/18/2019: Audit acknowledges the client approved guideline exception for use of newly set asset distribution for income qualification outside of guidelines. Loan will be rated a B.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.87% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 167 months reserves

301026784	2433b700-cc6f-4315-8e2f-c39b5bb53225	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.	1/12/19 Appeal: Please see the attached Mortgage Express screenshot which confirms that the Your Home Loan Toolkit disclosure was delivered to the borrower on XX/XX/XXXX. XX
01/28/2019: Received evidence Borrower was provided the Special Information Booklet/Home Loan Toolkit within 3 days of application date.  Condition cleared.01/14/2019: Client provided screen shot indicating borrower viewed the application package, however there is no evidence the Home Loan Tool Kit was included in the package, exception remains, this exception is deemed non-material.Finding deemed non-material, loan will be graded a B for all agencies

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.87% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 167 months reserves

301026784	383b63e4-9c0e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.	1/9/19 Appeal: Located in XXXXX XXXX XXXXXXXX docs. For your convenience, I have re-attached CDA/Field review with acceptable value supporting document for your review and rescission. Thanks !! XX	01/11/2019: Lender provided CDA Report, exception cleared.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.87% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 167 months reserves

301026783	7f17fdaf-a90b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for properties #2, #3 and #5 on the final application not provided.
1-11-19 APPEAL, The Schedule E of the XXXX  & XXXX tax returns for XXXXXXXX & XXXX X XXXXXXXXX list these properties and the tax and insurance expenses related to each. XXXX Tax returns can be located in full file download starting on page 1313 and XXXX starting on page 1939. XXX
01/14/2019: After review of lender rebuttal and loan file, the tax returns contain the tax and insurance information for the properties in question, exception rescinded.
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 122.40 months reserves Years in Field Borrower has 38 years in Field FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762

301026783	45c85cea-a90b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence REO Property is Owned Free and Clear	Evidence property #5 on the final application is free & clear not provided.
1-11-19 APPEAL, The Schedule E of the XXXX  & XXXX tax returns for XXXXXXXX & XXXX X XXXXXXXXX list this poperty and show the borrower does not claim any Mortgage interest. XXXX Tax returns can be located in full file download starting on page 1313 and XXXX starting on page 1939. XXX
01/14/2019: After review of lender rebuttal and loan file, the tax returns show no mortgage interest for the property in question, exception rescinded.
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 122.40 months reserves Years in Field Borrower has 38 years in Field FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762

301026783	455868dc-0b0d-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	1-11-19 APPEAL, Providing evidence of the lock in date. /XX	01/14/2019: Lender provided rate lock date, exception cleared.
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 122.40 months reserves Years in Field Borrower has 38 years in Field FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762

301026783	3c2371e5-0c0d-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Advisory Finding 1	Lender guidelines require a max DTI of 43%, exception provided for a DTI > 43%		Exception not required to meet guidelines. Actual DTI is 42.74%, all guideline requirements met without exception
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 122.40 months reserves Years in Field Borrower has 38 years in Field FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762

301026783	6f6f99d4-b324-4700-b8cc-833baf6f58e4	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.

1-11-19 APPEAL, Providing evidence of CD receipt. These documents are being provided for your convenience, however the documents can be located in full file download as indicated on each document provided.. /XX
01/14/2019: Lender provided evidence of borrowers receipt of the initial CD, exception rescinded.
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 122.40 months reserves Years in Field Borrower has 38 years in Field FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762

301026783	ca1b1c25-0c0d-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		01/14/2019: Updated direction given, missing Settlement Agent license ID is non-material. Finding downgraded. Non-material finding, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 122.40 months reserves Years in Field Borrower has 38 years in Field FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762

301026783	c291f0bf-9f0f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File
The Initial CD reflects a lender credit in the amount of $X,XXX.XX. The lender credit decreased to $X,XXX.XX on the Final CD with no indication of a valid COC to account for the $XX.XX decrease in the credit. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

1/16/19 Appeal: Our system does not capture a CIC for changes after the CD stage but instead relies on file evidence. The file evidence is the reduction in loan amount from initial CD to final. The discount point credit of XXXX does not change, the loan amount does thus reducing the dollar amount of the credit. XXX loan amount was XXXX and XXXX of that amount is XXXX.XX (XXXX.XX minus cure of XX.XX). The loan amount on the final CD is XXX,XXX and XXXX of that amount is XXXX.XX (XXXX.XX minus cure of XX.XX).- XX 1-14-19 APPEAL, Please note the addition of the Product Exceptiion pricing adjustment to the Price adjustment Details on page 2 compared same on page 6 of the previously provided document. XXX 1-11-19 APPEAL, Providing Change of Circumstance. XXX

01/16/2019: Lender advised that the pricing was adjusted when the loan amount was decreased, this change allows for the decrease in lender credits as the evidence of the decreased loan amount triggers the lender credit decrease.  Exception cleared. 01/14/2019: Lender provided indication that the pricing changed, however there is no reason provided for the change in pricing, the correct tolerance cure is $XX.XX based on the Initial CD Credit of $X,XXX and the Final CD credit of $X,XXX.XX, exception remains. Note: Current pricing shows X.XXX Product Exception, however; there are no details for this exception. 01/14/2019: Lender provided indication that the pricing changed, however there is no reason provided for the change in pricing, the correct tolerance cure is $XX.XX based on the Initial CD Credit of $X,XXX and the Final CD credit of $X,XXX.XX, exception remains.

Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 122.40 months reserves Years in Field Borrower has 38 years in Field FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762

301026772	c2abbf5e-580f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Failure to obtain Lease Agreements	Lender guidelines require a current lease agreement for evidence of rental income, exception provided for missing current lease/rental agreement between co-borrower 1 and co-borrower 2		Lender exception in file
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  1075.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of  680, loan qualified with FICO of 787 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.84%

301026772	27336b2a-580f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Missing Balance Sheet	Lender guidelines require a balance sheet, exception provided for missing current balance sheet for Business		01/03/2019: Lender exception in file for missing current balance sheet for Business.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  1075.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of  680, loan qualified with FICO of 787 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.84%

301026772	f7bae261-2ad6-4ea2-bb52-17d9a7fa408d	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State License ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		01/14/2019: Updated direction given, missing Settlement Agent license ID is non-material. Finding downgraded. Non-material finding, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  1075.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of  680, loan qualified with FICO of 787 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.84%

300931695	139ad37f-97c8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	CLTV Exceeds Guidelines	CLTV exceeds guidelines		12/16/2018: Audit acknowledges the client approved guideline exception for CLTV outside of guidelines. Loan will be rated a B.10/5/2018: Lender exception provided.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.92% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 98.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 740

300931695	8d729fe8-a1d0-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Improper Calculation of Income	Improper income calculation		12/16/2018: Audit acknowledges the client approved guideline exception for excluding company losses being outside of guidelines. Loan will be rated a B.10/15/2018: Lender exception provided.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.92% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 98.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 740

300931695	a87fb342-e19c-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence REO Property is Owned Free and Clear	Evidence property #6 on the final application is free & clear not provided.
8/23 Appeal - There is no listing named "Property #6" on the final 1003. There is one property listed that does not have a mortgage debt associated and that is XXX XXXXXX XXX which is listed as "S" for Sold. Please see attached CD from the sale of that property. Addtionally we have uploaded the final 1003 for reference.

08/26/2018: Re-review of the loan file indicates that the property referenced above as Property #6 is not owned by the borrower, the borrower is the Trustee of the Trust that owns the property per the tax bill; the Home Owner's Insurance shows a different person as the owner and lists no mortgagee; exception rescinded.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.92% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 98.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 740

300931688	ad1c4af7-7acd-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Insufficient credit history	Credit history does not meet guidelines requirements
12/16/2018: Audit acknowledges the client approved guideline exception for co-borrower trade lines (one active trade line) being outside of guidelines. Loan will be rated a B.10/11/2018: Lender exception provided.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.24% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 745 Reserves are higher than guideline minimum UW Guides requires 12 months of reserves, loan qualified with 35.10 reserves

300931688	09550512-269b-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing HELOC agreement	Equity line agreement not provided for Property A on Sch. E	08/14/2018: APPEAL: See attached HELOC statement.	08/16/2018: Lender provided a copy of the HELOC statement. Exception cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.24% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 745 Reserves are higher than guideline minimum UW Guides requires 12 months of reserves, loan qualified with 35.10 reserves

300931688	0e507b61-3be4-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Ineligible Property Type	Commercial square footage exceeds guidelines.
12/16/2018: Audit acknowledges the client approved guideline exception for subject condo project commercial square footage outside of guidelines. Loan will be rated a B.11/9/2018: Lender exception provided.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.24% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 745 Reserves are higher than guideline minimum UW Guides requires 12 months of reserves, loan qualified with 35.10 reserves

300931688	b6b195ed-a9d3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Missing Lease agreement	Missing leases for Canadian properties.
12/16/2018: Audit acknowledges the client approved guideline exception for missing leases agreements for REO properties outside of guidelines. Receipt of recent rental income used to quality. Loan will be rated a B.10/19/2018: Lender exception provided.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.24% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 745 Reserves are higher than guideline minimum UW Guides requires 12 months of reserves, loan qualified with 35.10 reserves

300931688	f883a33a-9e5d-4aef-be26-26b94c625dfc	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Initial LE not provided within 3 standard business days of application	Initial LE not provided within 3 standard business days of application	08/14/2018: APPEAL: Please see attached proof of Property Id date and LE within 3 days of that date. Please clear	08/16/2018: Lender provided documentation showing that the property was identified on X/XX/XX. Exception Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.24% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 745 Reserves are higher than guideline minimum UW Guides requires 12 months of reserves, loan qualified with 35.10 reserves

300931688	482a1b05-2a9b-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The WLSP not provided within 3 business days of application date. No cure - Missing document not provided.	08/14/2018: APPEAL: See attached proof of SSPL date.	08/16/2018: Lender provided documentation showing that the property was identified on X/XX/XX. Exception RescindedNon-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.24% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 745 Reserves are higher than guideline minimum UW Guides requires 12 months of reserves, loan qualified with 35.10 reserves

300931688	6c1c0f79-a14e-4096-ab07-3593191e3e36	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XXX. An under disclosure of X,XXX.XX which exceeds the $100 allowable tolerance for Purchase Transactions.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.
															08/14/2018: APPEAL: See attached proof of lender paid PPFC, which cures the variance cited.	08/16/2018: Lender provided documentation of lender paid PPFC, which cures the variance cited. Exception cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.24% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 745 Reserves are higher than guideline minimum UW Guides requires 12 months of reserves, loan qualified with 35.10 reserves

300931688	2012a9ac-f0d3-433e-9a91-bb296e6a44ee	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $100 variance/threshold for Purchase Transactions. The Closing Disclosure reflects an Amount Financed of $X,XXX,XXX.XX vs. actual $X,XXX,XXX.XX, an over disclosure of $X,XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
															08/14/2018: APPEAL: See attached proof of lender paid PPFC, which cures the variance cited.	08/16/2018: Lender provided documentation of lender paid PPFC, which cures the variance cited. Exception cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.24% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 745 Reserves are higher than guideline minimum UW Guides requires 12 months of reserves, loan qualified with 35.10 reserves

300931679	019e9883-c5c8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	DTI Exceeds Guidelines	DTI exceeds guidelines		11/7/2018: DTI < 43% and FICO > 720. No exception required. Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 116.30 months reserves Years in Field Borrower has 10 years in Field

300931679	8b8c090e-d5a0-e811-9539-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing Tax Transcripts	Missing two years tax transcripts.	08/28/2018: Appeal: Attached is the xxxxxxx. -XX	08/29/2018: Lender provided xxxxx. Exception rescinded.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 116.30 months reserves Years in Field Borrower has 10 years in Field

300931679	851bf478-d28b-43b0-bf85-b449bcc7bb26	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		07/23/2018: XXXXX legal confirmed no affiliates, AfBD not required. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 116.30 months reserves Years in Field Borrower has 10 years in Field

300931679	013e7a8e-14f2-4aa0-9624-6f9b8c430e08	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B: A Credit Report fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.

07/26/2018: Lender provided attestation for credit report and flood certification not in section B on final CD. Condition cleared. Non-material per SFIG guidance, loan will be graded a B for all agencies

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 116.30 months reserves Years in Field Borrower has 10 years in Field

300931679	6c2765eb-e6d4-44ef-8ed9-4a2e03e0868e	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	An LE was issued on the same date as a CD	The file contains a Closing Disclosure and a Loan Estimate, both dated XX/XX/XXXX. A Loan Estimate can not be issued the same day as a Closing Disclosure. No Cure.	7/21-Appeal: Please see attached LE which is dated X/X/XXXX. The LE was generated after normal business hours and therefore the system dated the next business day X/X/XXXX. XX
07/26/2018: Confirmed LE issued on X/X and initial CD issued on X/X with evidence provided by lender. Condition cleared. 07/26/2018: Sent to Compliance for review and pending a response. Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 116.30 months reserves Years in Field Borrower has 10 years in Field

300931668	4b6da30c-2c9b-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Failure to obtain Lease Agreements
Missing current lease/rental agreement for rental properties located on XXXX Schedule E part I. Per guidelines, both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income.
															08/16/18 Appeal: Please see the attached Exception Approval and included documentation for the Lease Agreements. XX	08/17/2018: Lender provided same Lender Exception. Exception remains downgraded. This finding is deemed non-material and rated B.Lender Exception in file
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 783 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 39.04% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  22.3 months reserves

300931668	10415a3c-c543-40a8-bd12-dab32e983e8a	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The final Closing Disclosure dated XX/XX/XXXX reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $X,XXX.XX which exceeds the $35 allowable tolerance for Rescindable Transactions.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.

08/16/18 Appeal: Please see the attached XXXXXXXX XXXXXXX Credits Paid by Others screenshot for the application of the $X,XXX.XX in lender credits. The total prepaid finance charges are actually $XXX.XX, which includes the following: Flood Life of Loan iao $X.XX, Title – Recording Service iao $XX.XX, Title – Settlement Closing fee iao $XXX.XX, and Prepaid Interest iao $XXX.XX. Thus, the Finance Charge on the final CD is within tolerance. XX
08/17/2018: Lender provided documentation for the lender credit to be applied towards Fees, once updated passes compliance. Exception cleared.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 783 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 39.04% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  22.3 months reserves

300931668	0b31a433-eb40-49bc-8c63-c99a0a7a4329	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure dated XX/XX/XXXX indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the hazard insurance vs. the actual amount of $XXX.XX.  Provide re-disclosed CD and letter of explanation.
08/17/2018: Updated HOI monthly payment. Exception rescinded.Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 783 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 39.04% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  22.3 months reserves

300931668	43aa6ba5-758c-44e2-a457-1a6dbb1d1be8	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)
The Amount Financed is over disclosed and exceeds allowable $35 variance/threshold for Purchase Transactions. The Closing Disclosure dated XX/XX/XXXX reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $X,XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
08/16/18 Appeal: Please refer to the Finance Charge exception in which there were $X,XXX.XX in Lender Credits. XX
08/17/2018: Lender provided documentation for the lender credit to be applied towards Fees, once updated passes compliance. Exception cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies

FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 783 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 39.04% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  22.3 months reserves

300931666	dc88aa81-3197-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX. The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX.  The hazard verbiage was not reflected on the RCCV or the dwelling coverage does not exceed the Total Estimate of Cost-New on the appraisal.
															8/21 Appeal: Attached please find the cost to rebuild calculation. The coverage provided by the borrower is sufficient. Please rescind. XX	08/21/2018: Lender provided Cost Estimator which is less than the dwelling coverage. Exception cleared.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 466.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747

300931666	cf1fae3f-9bc8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Loan Amount Exceeds Program Parameters	Loan amount exceeds program parameters		12/16/2018: Audit acknowledges the client approved guideline exception for loan amount outside of guidelines. Loan will be rated a B.10/05/2018: Lender exception provided
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 466.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747

300931666	77ecbf91-cf94-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Ineligible Transaction	The transaction does not meet the seasoning requirement due to previous short sales in XXXX.	8/15-Appeal: Approved loan exception attached.14	08/17/2018: Lender provided a copy of the extension. Exception downgraded.07/31/2018: Lender exception in file
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 466.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747

300931666	635d7fe8-11d7-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Employment Violation	Employment violation
12/16/2018: Audit acknowledges receipt of CPA letter stating the three mortgage notes payable < 1 year on the business tax return is an error. These properties were foreclosed on and satisfied several years ago. Exception rescinded.10/23/2018: Lender exception provided

Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 466.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747

301026727	3ff3ec9c-3418-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	General Credit Exception
Lender guidelines require the application date be no more than 90 days from the purchase of subject property for delayed financing, exception provided for application date being more than 90 days from the purchase of subject property
01/10/2019: Lender Exception in file allowing for an application date greater than 90 days from the purchase date.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.39% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756 Reserves are higher than guideline minimum UW Guides require 6.00  months reserves, loan qualified with 12.60 months reserves

301026727	d83637f6-3418-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Cash out amount greater than guideline maximum	Lender guidelines allow a maximum cash out of $XXX,XXX, per the final CD the borrower received a cash out amount of $X,XXX,XXX.
1/15/2019:  Appeal: The subject loan closed as a Delayed Financing loan with an exception to consider the delayed financing greater than 90 days after purchase. Based on the delayed guidelines, the subject loan is to now encumber the subject property rather than purchase the subject for cash and debts encumbered by other properties. Per guidelines cash-out cannot exceed the original purchase price. Original purchase price is $XXXXXXXXXX and the debt payoffs total $XXXXXXXXX. The subject loan amount is $XXXXXXXXX with cash brought to close to complete the transaction. XXXXX guidelines, proof of original sale price, documentation original purchase funds came from XXX XXXXXXXX and XXXXXXXXXX (payoffs on CD) and title showing no liens against the subject are provided to support the transaction as no cash out. XX

01/16/2019: Audit acknowledges the client approved guideline exception for delayed financing transaction with application dated > 90 days from initial purchase.  Condition cleared. Loan will be rated a B.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.39% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756 Reserves are higher than guideline minimum UW Guides require 6.00  months reserves, loan qualified with 12.60 months reserves

301026727	0dc71b51-3418-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Failure to Obtain Required Documentation
Lender guidelines require the inclusion of mortgages payable in less than a year into business income calculation, exception provided for the exclusion of mortgages payable in less than a year from business income calculation for 7 of the businesses
01/10/2019: Lender Exception in file allowing for inclusion of mortgage payable income.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.39% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756 Reserves are higher than guideline minimum UW Guides require 6.00  months reserves, loan qualified with 12.60 months reserves

301026727	812a704a-2c18-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Failure to obtain Lease Agreements	Lender guidelines require current lease/rental agreement for rental properties #1 - #15 located on XXXX Schedule E part I, exception provided for missing lease agreements for 11 of the properties		01/10/2019: Lender Exception in file allowing for missing lease agreements.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.39% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756 Reserves are higher than guideline minimum UW Guides require 6.00  months reserves, loan qualified with 12.60 months reserves

301026727	69ce9bf8-2a18-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Missing YTD Profit & Loss	Lender guidelines require YTD P&L Statement for all business on Schedule E Part II of XXXX tax return, exception provided for missing YTD P&L Statement for 2 of the businesses		01/10/2019: Lender Exception in file allowing for missing Profit & Loss statement.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.39% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756 Reserves are higher than guideline minimum UW Guides require 6.00  months reserves, loan qualified with 12.60 months reserves

301026727	e5b6f4fa-0ad4-4999-974a-90468d09a327	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $X,XXX.XX which exceeds the $XX allowable tolerance for Rescindable Transactions. Missing itemization as evidence the lender credit was used to offset the under disclosure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.

1/15/2019: Appeal: Attached, please see XXXXX screen print to document $X,XXX.XX of the lender credit was applied to finance charges. After subtracting the $X,XXX.XX (Processing $XXX, Tax Service $XX, Flood $X, Remote sign $XX.XX, Settlement Fee $XXX) the finance charge is considered accurate, within tolerance. The screen print is provided for review.
01/16/2019: Received evidence of lender credit applied to APR fees. Recalculated finance charge reflects a difference of $X.XX. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.39% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756 Reserves are higher than guideline minimum UW Guides require 6.00  months reserves, loan qualified with 12.60 months reserves

301026727	65fce062-a753-4a8e-8aa4-c0333049fcb4	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)
The Amount Financed is over disclosed and exceeds allowable $XX variance/threshold for Rescindable Transactions. The final Closing Disclosure reflects an Amount Financed of $X,XXX,XXX.XX vs. actual $X,XXX,XXX.XX, an over disclosure of $X,XXX.XX. Missing itemization as evidence the lender credit was used to offset the under disclosure. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.

1/15/2019: Appeal: Attached, please see XXXXX screen print to document $X,XXX.XX of the lender credit was applied to finance charges. After subtracting the $X,XXX.XX (Processing $XXX, Tax Service $XX, Flood $X, Remote sign $XX.XX, Settlement Fee $XXX) the amount financed is considered accurate, within tolerance. The screen print is provided for review.

01/16/2019:  Received evidence of lender credit applied to APR fees.  Recalculated amount financed reflects a difference of $X.XX.  Condition cleared.1/14/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.39% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756 Reserves are higher than guideline minimum UW Guides require 6.00  months reserves, loan qualified with 12.60 months reserves

300931661	37d5160f-5886-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	LTV exceeds guidelines	Lender guidelines requires a maximum LTV of 85% however the current LTV of the subject is 94.86%. Lower appraisal value of $X,XXX,XXX was used vs $X,XXX,XXX used by lender.
7/20/18 Appeal: The appraisal with the $X,XXX,XXX value is a revised appraisal provided by the same appraiser that completed the appraisal with the lower value. The original value was disputed, the appraiser was provided additional information, he performed additional research, and the appraiser determined higher value is supported. See page 3 of 49 of the revised appraisal for the appraiser’s commentary on the Supplemental Addendum.

07/24/2018: Lender responded the appraisal was given additional information for subject property and re-evaluation property giving it a higher value.  Audit confirmed the documentation from the appraiser for the higher appraised value is in the loan file.  Exception cleared.

Years in Primary Residence Borrower has resided in previous home for 30 years Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with  625.8 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796

300931661	31671fdc-afc8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Insufficient credit history	Insufficient credit history.		12/16/2018: Audit acknowledges the client approved guideline exception for insufficient credit history. Loan will be rated a B.10/05/2018: Lender exception provided
Years in Primary Residence Borrower has resided in previous home for 30 years Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with  625.8 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796

300931661	740e86fa-c3d3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Improper Calculation of Income	Qualifying income less than income reported to IRS.		12/16/2018: Audit acknowledges the client approved guideline exception for qualifying income less than income reported to IRS. Loan will be rated a B.10/19/2018: Lender exception provided
Years in Primary Residence Borrower has resided in previous home for 30 years Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with  625.8 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796

300931661	b213ba2a-42e8-4061-bc84-399705e289ac	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	07-20-2018 Appeal – XXXX does not have any affiliates and does not issue an XXX. XX	07/23/2018: XXXX legal confirmed no affiliates, AfBD not required. Condition cleared.
Years in Primary Residence Borrower has resided in previous home for 30 years Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with  625.8 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796

300931661	1cc0c5ce-5386-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Failure to provide proof of OFAC Search	Failure to provide proof of OFAC Search.	7/31/2018: OFAC procedure provided	7/31/2018: Per XXXX Corporate Compliance, OFAC compliance performed systematically for all borrowers. Condition Cleared.
Years in Primary Residence Borrower has resided in previous home for 30 years Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with  625.8 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796

300931661	6b4fabd7-1960-465a-820b-19a2aa6a8258	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
															08-01-2018 Appeal – XXXX has provided XXXX an attestation for retail credit report fees. Please review and move to a rating of A. XX	08/02/2018: Lender provided attestation. Exception cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies.
Years in Primary Residence Borrower has resided in previous home for 30 years Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with  625.8 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796

300931661	6971c804-a6a4-422e-8b5f-45d841c9b06d	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure reflects the Finance Charge as $X,XXX,XXX.XX vs. actual Finance Charge of $X,XXX,XXX.XX. An under disclosure of $X,XXX.XX which exceeds the $XXX allowable tolerance for Purchase Transactions.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.
															07-20-2018 Appeal – Please see attached allocation of discount point credit which paid $X,XXX of the borrowers PPFCs and re-evaluate. XX	07/24/2018: Lender provided verification of lender's credit for prepaid finance charges. Exception cleared.
Years in Primary Residence Borrower has resided in previous home for 30 years Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with  625.8 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796

300931661	95a798ed-a0ed-4bf0-9996-c912e6ebf629	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $XXX variance/threshold for Purchase Transactions. The final Closing Disclosure reflects an Amount Financed of $X,XXX,XXX.XX vs. actual $X,XXX,XXX.XX, an over disclosure of $X,XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
															07-20-2018 Appeal – Please see attached allocation of discount point credit which paid $X,XXX of the borrowers PPFCs and re-evaluate. XX	07/24/2018: Lender provided verification of lender's credit for prepaid finance charges. Exception cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies.
Years in Primary Residence Borrower has resided in previous home for 30 years Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with  625.8 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796

301026724	a8a7f515-7f20-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Failure to obtain Income Documentation	Borrower does not have an established disbursement schedule.		01/02/2019: Lender exception provided to use 24mo average of distributions.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 402.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 799 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.18%

301026724	8fc69d8c-ba84-405a-af57-c39c9fad911f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State License ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		01/14/2019: Updated direction given, missing Settlement Agent license ID is non-material. Finding downgraded. Non-material finding, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 402.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 799 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.18%

301026724	4c68a155-720f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file.	01/10/2019: Appeal: Located in XXXXX XXXX XXXXXXXX docs. For your convenience, I have re-attached CDA/Field review with acceptable value supporting document for your review and rescission.	01/10/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 402.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 799 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.18%

300931659	98b03372-c0c8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	DTI Exceeds Guidelines	DTI exceeds guidelines of max 35%.		12/16/2018: Audit acknowledges the client approved guideline exception for DTI > 35%. Loan will be rated a B.10/05/2018: Lender exception provided
Years in Primary Residence Borrower has resided in subject for 45 years FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 814 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 54.49%

300931659	e77878ed-c0c8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Insufficient Reserves	Insufficient reserves.
12/14/2018:  Exception provided not valid per audit review of loan file.  Exception rescinded10/05/2018: Lender exception however audit reserve calculation confirms no exception required. In addition, final 1003 and 1008 reflects sufficient reserves. Condition cleared.

Years in Primary Residence Borrower has resided in subject for 45 years FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 814 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 54.49%

300931659	cdcd418b-24f6-4e04-9a5a-45f87a2ea26a	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		07/23/2018: XXXX legal confirmed no affiliates, AfBD not required. Condition cleared.
Years in Primary Residence Borrower has resided in subject for 45 years FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 814 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 54.49%

300931659	8defef32-16be-4b27-bc9e-f43db721ed59	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Incorrect rescission model – Same lender refinance requires form H-9	New creditor refinance transactions require for H-8.
07/30/2018:  Per Compliance, if you are refinancing a loan which is not same lender, along with a same lender refinance then this would require an H8 form not an H9.  Condition rescinded.07/26/2018: Audit sent to Compliance for review, pending response. Condition remains.07/19/2018: Audit reviewed and this is a same lender refinance which requires H9 Form. Condition remains.

Years in Primary Residence Borrower has resided in subject for 45 years FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 814 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 54.49%

300931659	7906dfb0-c185-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Failure to provide proof of OFAC Search	Failure to provide proof of OFAC Search.	7/31/2018: OFAC procedure provided	7/31/2018: Per XXXX Corporate Compliance, OFAC compliance performed systematically for all borrowers. Condition Cleared.
Years in Primary Residence Borrower has resided in subject for 45 years FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 814 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 54.49%

300931659	4fe425db-34b1-49ce-a7ce-dd7114d8ece2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX, when factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.

07/24/2018: Lender provided evidence initial CD generated and received by borrower on X/XX, initial CD generated after hours therefore system automatically dates the document the next business day. Condition cleared. 07/19/2018: Lender provided copy of secured message opened by borrower on X/XX/XX however initial CD in file is dated X/XX/XX. Please provide initial CD dated X/XX/XX. Condition remains.

Years in Primary Residence Borrower has resided in subject for 45 years FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 814 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 54.49%

300931659	469ff57a-cf85-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert and Credit Report fee were not reflected in Section B of the Closing Disclosure despite evidence of a flood cert and credit report in the file.  The Flood Cert and Credit Report fee should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued-OR an attestation that the Flood Cert Fee and Credit Report Fees are included in the origination of the loan.

09/24/2018: Attestation provided 7-16-18 APPEAL, The absence of a Lender fees is not a violation. The fees were not present on any of the LE's or CD's, therefore the absence of the fees on all fee disclosures to the borrower is attestation itself. XXX

09/24/2018: Attestation provided. Condition cleared. 07/19/2018: This finding is deemed non-material, loan will be graded a B for all agencies. 07/12/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.

Years in Primary Residence Borrower has resided in subject for 45 years FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 814 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 54.49%

300931659	a40119b9-9d7f-475a-8ba1-d1184bc40ab5	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $XX allowable tolerance for Rescindable Transactions.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.
07/19/2018: Lender provided Closing Fee screen shot reflecting $XXXX of lender credit to be applied toward APR fees. Condition cleared.
Years in Primary Residence Borrower has resided in subject for 45 years FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 814 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 54.49%

300931659	339e753d-d085-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final Closing Disclosure does not list number of months Property Taxes were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.   1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.  Provide re-disclosed CD and letter of explanation.
08/10/2018: Please see attached
08/14/2018: Lender provided PCCD, LOX and proof of delivery.  Non material finding, loan will be graded a B for all agencies. 07/19/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.

Years in Primary Residence Borrower has resided in subject for 45 years FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 814 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 54.49%

300931659	64ce7dfa-3072-4c3a-8ff7-a9070d9f92c9	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)
The Amount Financed is over disclosed and exceeds allowable $XX variance/threshold for Refinance Transactions. The final Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.

07/19/2018: Lender provided Closing Fee screen shot reflecting $XXXX of lender credit to be applied toward APR fees. Condition cleared.07/19/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.

Years in Primary Residence Borrower has resided in subject for 45 years FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 814 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 54.49%

300931658	359dcd4c-93c8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Missing asset documentation	Missing asset documentation		12/16/2018: Audit acknowledges the client approved guideline exception for utilizing investments as assets and income. Loan will be rated a B.10/05/2018: Lender exception provided
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 117.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 Years in Field Borrower has 8 years in Field

300931658	e298138a-c6d3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Improper Calculation of Income	Improper calculation of income.		12/16/2018: Audit acknowledges the client approved guideline exception for utilizing auxiliary unit rental income. Loan will be rated a B.10/19/2018: Lender exception provided
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 117.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 Years in Field Borrower has 8 years in Field

300931658	3a7d07a2-2094-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing evidence of supporting Documentation for Taxes and Insurance for rental Property.
08/28/2018: APPEAL: Taxes and Insurance are the same as that of the Subject property as the Rental property is a XXX XX XX accessory unit added to the Subject property and is unofficially known as XX XXXXXXX as reflected on 1003 Schedule of REO , Please Clear, Thx XX
08/29/2018: Re-review of the loan file and lender's rebuttal indicates the rental property is the accessory unit and would not have separate insurance and property taxes, exception rescinded.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 117.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 Years in Field Borrower has 8 years in Field

300931658	0b1af70e-fe93-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Failure to provide proof of OFAC Search	Failure to provide proof of OFAC Search	7/31/2018: OFAC procedure provided	7/31/2018: Per XXXX Corporate Compliance, OFAC compliance performed systematically for all borrowers. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 117.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 Years in Field Borrower has 8 years in Field

300931658	a12254f4-7424-4c5b-8f7b-83f2c3713406	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The final Closing Disclosure dated reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of -$XXX.XX which exceeds the $XX allowable tolerance for Rescindable Transactions.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.
															08-03-2018 Appeal – please see attached allocation of lender credit for $XXX.XX which was applied to the processing fee. XX	08/06/2018: Lender provided verification of lender paid prepaid finance charges. Exception cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 117.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 Years in Field Borrower has 8 years in Field

300931658	412fc96d-14ad-430e-9f3f-f132313a1432	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)
The Amount Financed is over disclosed and exceeds allowable $XX variance/threshold for Purchase Transactions. The  Final Closing Disclosure dated reflects an Amount Financed of $XXX,XXX.XX vs.. actual $XXX,XXX.XX, an over disclosure of -$XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
															08-03-2018 Appeal – please see attached allocation of lender credit for $XXX.XX which was applied to the processing fee. XX	08/06/2018: Lender provided verification of lender paid prepaid finance charges. Exception cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 117.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 Years in Field Borrower has 8 years in Field

300931649	ed24c9f8-ddc8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Improper Calculation of Income	Improper calculation of income.		12/16/2018: Audit acknowledges the client approved guideline exception for notes payable < 1 year on business tax returns. Loan will be rated a B. 10/05/2018: Lender exception provided
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.97% Years Self Employed Borrower has 38 years Self Employed

301026723	d3eaad2d-1710-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Improper Calculation of Income	Lender guidelines do not allow the use of foreign income, exception provided for the allowance of foreign income
1/22/2019: Borrower is employed with XXXX for 16 years. Paystubs reflect paid with XX XXXXXXX, not foreign currency. There are tax returns in the file. Even though borrower is employed by an entity which is not based in the XX, he is paid with XX currency and files taxes in the XX. In addition, guidelines do allow for the use of foreign income. This loan is not foreign income since it is paid in XX currency.

02/06/2019: Income calculated with all US currency, Exception not required. Condition Cleared. 01/24/2019: Lender Exception in file for the Bonus income from XXXXXXXX, although paystubs are in XX XXXXXXX, borrower has received bonus income as evidenced by documentation in file in XXXXXXXX currency.  An Exception was provided for use of the bonus income.  Exception downgraded loan will be graded a B for all agencies. Lender exception in file

Reserves are higher than guideline minimum Lender guidelines required 6 months reserves, loan qualififed with 687.30 months reserves FICO is higher than guideline minimum Lender Guidelines allow for a minimum FICO of 680, loan qualified with a FICO of 791 CLTV is lower than guideline maximum Lender guidelines allow for a maximum CLTV of 75%, loan qualified with CLTV of 57.69%

301026723	c3e8ed07-5a2a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Advisory Finding 1	Lender provided exception to use foreign income		Lender exception not required as only US income used in calculations.
Reserves are higher than guideline minimum Lender guidelines required 6 months reserves, loan qualififed with 687.30 months reserves FICO is higher than guideline minimum Lender Guidelines allow for a minimum FICO of 680, loan qualified with a FICO of 791 CLTV is lower than guideline maximum Lender guidelines allow for a maximum CLTV of 75%, loan qualified with CLTV of 57.69%

301026723	9005fd9a-1710-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.	1/10/19 Appeal: Located in XXXXX XXXX Trailing docs. For your convenience, I have re-attached CDA/Field review with acceptable value supporting document for your review and rescission. Thanks !! XX	01/11/2019: Lender provided the CDA Report, exception cleared.
Reserves are higher than guideline minimum Lender guidelines required 6 months reserves, loan qualififed with 687.30 months reserves FICO is higher than guideline minimum Lender Guidelines allow for a minimum FICO of 680, loan qualified with a FICO of 791 CLTV is lower than guideline maximum Lender guidelines allow for a maximum CLTV of 75%, loan qualified with CLTV of 57.69%

300931644	ad8be028-eac8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	DTI Exceeds Guidelines	DTI exceeds guidelines		12/16/2018:Exception provided not valid per audit review of loan file. Exception rescinded.11/7/2018: DTI < 43% and FICO > 720. No exception required. Cleared.
LTV is lower than guideline maximum UW Guides maximum LTV of 85%, loan qualified with CLTV of 70% Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 245.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 809

300931644	8c3aa6b8-518f-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Hazard Insurance Declaration	File contains hazard insurance declaration for departing residence, however, declaration does not reflect premium amount to support monthly premium of $XXX.XX.		08/07/2018: Lender provided evidence of hazard premium for departing residence. Condition cleared.
LTV is lower than guideline maximum UW Guides maximum LTV of 85%, loan qualified with CLTV of 70% Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 245.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 809

300931644	dbcc6484-518f-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Final Application (1003)
Missing final loan application (1003) for the borrowers XXXXXXXXXX. File contains LOE from the borrower indicating XXXXXXXXX will not be borrowing on subject mortgage loan.  However, XXXXXXXX executed the Note where name was pre-printed.
08/07/2018: Audit confirmed XXXXXXXXX signed as trustee only not as an individual borrower. Condition cleared.
LTV is lower than guideline maximum UW Guides maximum LTV of 85%, loan qualified with CLTV of 70% Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 245.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 809

300931644	e7fedd45-508f-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Credit Report
Missing credit report for the borrowers XXXXXXXXXXX. File contains LOE from the borrower indicating XXXXXXXXX will not be borrowing on subject mortgage loan.  However, XXXXXXXX executed the Note where name was pre-printed.
08/07/2018: Audit confirmed XXXXXXX signed as trustee only not as an individual borrower. Condition cleared.
LTV is lower than guideline maximum UW Guides maximum LTV of 85%, loan qualified with CLTV of 70% Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 245.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 809

300931644	51d29ca6-4e8f-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Failure to provide proof of OFAC Search	Missing copy of a clear OFAC search.	7/31/2018: OFAC procedure provided	7/31/2018: Per XXXX Corporate Compliance, OFAC compliance performed systematically for all borrowers. Condition Cleared.
LTV is lower than guideline maximum UW Guides maximum LTV of 85%, loan qualified with CLTV of 70% Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 245.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 809

300931644	61a71d0b-548f-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
8/6/2018: Attestation provided for lack of credit report fee. Condition Cleared
LTV is lower than guideline maximum UW Guides maximum LTV of 85%, loan qualified with CLTV of 70% Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 245.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 809

300931644	dbe03c4c-d865-43f6-8742-af44049816b7	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure dated reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $X,XXX.XX which exceeds the $XXX allowable tolerance for Purchase Transactions.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.

8/7/18 0- Appeal - Disclosed PPFCs of $XXX.XX (Loan amount $X,XXX,XXX– CD amount Financed $X,XXX,XXX.XX). The Borrower’s paid PPFC’s after deducting Lender paid PPFCs is $XXX.XX (Processing/Underwriting $XXX + Tax Service $XX + Flood Cert $X + Closing Fee $XXX.XX. + Prepaid Interest $XXX.XX = $XXXX.XX – Lender paid fees $X,XXX.XX totaling $XXX.XX). Based on the above calculation there was no over disclosure and within tolerance purchase transaction. XX
08/08/2018: Lender provided verification of lender's credit for prepaid finance charges. Exception cleared.
LTV is lower than guideline maximum UW Guides maximum LTV of 85%, loan qualified with CLTV of 70% Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 245.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 809

300931644	16e136ca-1002-4f38-bb59-7622591e8f17	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure dated Contact Information section is incomplete.  The License ID Borrowers Real Estate Broker and Sellers Real Estate broker is missing.  Provide re-disclosed CD and letter of explanation.
															7/31/18 - Appeal: Per SFIG the only thing they should be testing for is NMLS ID. All other contact information is out of scope	08/01/2018: Audit reviewed Lender's rebuttal and agrees. Condition rescinded.Non-material per SFIG guidance, loan will be graded a B for all agencies.
LTV is lower than guideline maximum UW Guides maximum LTV of 85%, loan qualified with CLTV of 70% Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 245.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 809

300931644	558e61b0-548f-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error	The final Closing Disclosure reflects the fee for Title - Owners Coverage, however, missing "Optional" being reflected. Provide corrected CD and LOE to the Borrower.	09/27/2018: Please see attached	09/28/2018: Lender provided LOX, PCCD and proof of delivery. Non material finding, loan will be graded a B for all agencies.Non-material per SFIG guidance, loan will be graded a B for all agencies.
LTV is lower than guideline maximum UW Guides maximum LTV of 85%, loan qualified with CLTV of 70% Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 245.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 809

300931644	263ec1d1-0494-411b-b37a-7d39beb565f6	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $XXX variance/threshold for Purchase Transactions. The final Closing Disclosure reflects an Amount Financed of $X,XXX,XXX.XX vs. actual $X,XXX,XXX, an over disclosure of $X,XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.

8/7/18 -Appeal - Disclosed PPFCs of $XXX.XX (Loan amount $X,XXX,XXX– CD amount Financed $X,XXX,XXX.XX). The Borrower’s paid PPFC’s after deducting Lender paid PPFCs is $XXX.XX (Processing/Underwriting $XXX + Tax Service $XX + Flood Cert $X + Closing Fee $XXX.XX. + Prepaid Interest $XXX.XX = $XXXX.XX – Lender paid fees $X,XXX.XX totaling $XXX.XX). Based on the above calculation there was no over disclosure and within tolerance purchase transaction. XX
08/08/2018: Lender provided verification of lender's credit for prepaid finance charges. Exception cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies.
LTV is lower than guideline maximum UW Guides maximum LTV of 85%, loan qualified with CLTV of 70% Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 245.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 809

300931643	25abbedc-a98a-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	General Credit Exception
Exception in file; Client to review: The Borrower stated retiring in XX/XXXX; therefore, current income has less than three-years continuance. Exception in file approved; however, it would be prudent to request documentation to support the decision, i.e. that Borrower is vested and the amount of pension income they are eligible to receive.
															07/26/2018: Attached please find verification of the borrower's upcoming pension which shows significant funds with a $XX,XXX monthly payment and approximately $X.X XXXXXXX available.	07/30/2018: Lender provided a retirement estimator and there is an exception is in the loan file. Exception downgraded. Non material, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 803 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.80 months reserves Years on Job Borrower has 27.8 years on job

300931643	2697f292-8a8a-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	DTI Exceeds Guidelines
12/18/2018 – Update to exception:  Lender exception granted to not deduct the Borrower's 2106 expenses from calculations. Not deducting the 2106 expenses results in a DTI of 42.96%. 07/30/2018: Exception in file; Client to review: The Lender did not deduct the Borrower's 2106 expenses from the income. Deducting the 2106 expenses results in a DTI of 43.07%, which exceeds the maximum of 43%.
															07/26/2018: The borrower's 2106 expenses were noted at the time of approval and addressed. Attached please find the explanation for borrower's unreimbursed expenses no longer being applicable.	07/30/2018: Lender provided LOX and there is an exception in the loan file. Exception downgraded. Non material, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 803 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.80 months reserves Years on Job Borrower has 27.8 years on job

300931643	108075c9-76d1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Improper Calculation of Income	Exception approval for the exclusion of unreimbursed business expenses in the loan file.		12/16/2018: Audit acknowledges the client approved guideline exception for the exclusion of unreimbursed business expenses. Loan will be rated a B.10/16/2018: Lender exception provided.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 803 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.80 months reserves Years on Job Borrower has 27.8 years on job

300931643	103b4080-df9f-e811-9539-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Tax Transcripts	Lender guidelines requires 2 years tax transcripts. Transcripts are missing from the file.	08-24-2018 Appeal – loan was approved by AUS/DX which did not require transcripts to be obtained, only the 4506 which is in the file. XX
08/27/2018: Lender responded transcripts were not required by AUS only 4506-T's, verified AUS did not require transcripts, per Lender Guideline AUS results supersede lender guidelines, exception cleared.

FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 803 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.80 months reserves Years on Job Borrower has 27.8 years on job

300931643	b72fda71-8741-49ec-875e-abbd92769684	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		07/23/2018: XXXXX legal confirmed no affiliates, AfBD not required. Condition cleared. Finding deemed non-material, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 803 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.80 months reserves Years on Job Borrower has 27.8 years on job

300931643	abf5045c-02fc-416a-b0eb-e04f759fc6f7	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	07/26/2018: XXXXX has located the FACTA notice and attached the document for review.	07/30/2018: Lender provided FACTA. Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 803 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.80 months reserves Years on Job Borrower has 27.8 years on job

300931643	6c1a4576-a98a-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Evidence of borrower's receipt of initial CD 3 days prior to consummation was not provided. The initial CD is dated XX/XX/XXXX and the consummation ate is less than 6 days later. No cure.
07/26/2018: Attached please find verification the initial CD was opened electronically on X/XX/XXXX. XXXXX notes the CD issue date carried to X/XX/XX despite the prep date of X/XX/XX. This is due to the timing working off east coast hours. The initial CD and verification of CD viewed are included for review.
07/30/2018: Lender provided verification the borrower received the initial CD 3 days prior to consummation. Exception cleared.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 803 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.80 months reserves Years on Job Borrower has 27.8 years on job

300931643	710d5d8d-978a-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in Section B despite evidence of a Credit Report and Flood Cert in the file.  The Credit Report Fee and Flood Cert Fee should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided.
															8/15/18 Appeal: Please refer to the attestation letter provided by XXXXX on XXXX XXXX, XXXX regarding the credit report fee on XXXXX Retail loans. - XX	08/17/2018: Lender provided attestation. Exception cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 803 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.80 months reserves Years on Job Borrower has 27.8 years on job

300931638	f426d5e5-e5c8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Improper Calculation of Income	Improper calculation of income.
12/16/2018: Audit acknowledges the client approved guideline exception for utilizing co-borrower’s commission income with less than 2 year receipt.  Loan will be rated a B.10/05/2018: Lender exception provided

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.62%

300931638	d982f573-2a72-486a-b929-6bab18e64bbc	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Evidence of borrower's receipt of initial CD 3 days prior to consummation was not provided. No cure.
8/16/18: Appeal: Please see attached screen print documenting initial CD was disclosed to the borrower on X/XX/XX and the borrower acknowledged received on X/XX/XX, over 3 business days prior to consummation on X/XX/XX. XX
08/20/2018: Lender provided verification the borrower received initial CD 3 days prior to closing. Exception cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.62%

300931635	d940bab1-e3c8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Employment Verification	Failure to obtain Employment Verification		12/16/2018: Exception provided not valid per audit review of loan file. Exception rescinded.10/05/2018: Lender exception provided
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.78% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 250.50 months reserves Years in Field Borrower has 18 years in Field

300931635	621d0a0b-c230-4a41-b0bd-30aa29d4b4c6	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		07/23/2018: XXXXX legal confirmed no affiliates, AfBD not required. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.78% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 250.50 months reserves Years in Field Borrower has 18 years in Field

300931635	4e65ab6a-2289-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Failure to provide proof of OFAC Search	Failure to provide proof of OFAC Search.	7/31/2018: OFAC procedure provided	7/31/2018: Per XXXX Corporate Compliance, OFAC compliance performed systematically for all borrowers. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.78% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 250.50 months reserves Years in Field Borrower has 18 years in Field

300931635	1814cf89-2089-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in Section B of the Closing Disclosure despite evidence of a credit report in the file.  The credit report fee should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
07/31/2018: Lender provided an attestation for the credit report. Condition cleared. Non-material per SFIG guidance, loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.78% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 250.50 months reserves Years in Field Borrower has 18 years in Field

300931635	ed674101-e90a-4f34-9f2b-2187d3bb7d62	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final CD is missing required information in the Contact Information section. The State License ID of the Settlement Agent or Contact and Real Estate Broker (B) or Contact is missing.
07/31/2018: Audit reviewed and settlement agent and Real Estate Broker license number is out of scope per SFIG. Condition rescinded. Non-material per SFIG guidance, loan will be graded a B for all agencies.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.78% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 250.50 months reserves Years in Field Borrower has 18 years in Field

300931635	7d442472-2189-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error
The Electronic Recording fee reflected in section H of the final Closing Disclosure should be listed in section C of the CD. Additionally, the Owners Title Insurance Fee reflected in section H of the final Closing Disclosure does not indicate “Optional” as required. Provide corrected CD and letter of explanation.
															09/21/2018: Please see attached	09/24/2018: Lender provided PCCD, LOX and proof of delivery. Non material finding, loan will be graded a B for all agencies.Non-material per SFIG guidance, loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.78% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 250.50 months reserves Years in Field Borrower has 18 years in Field

300931634	19060abe-a5c8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Loan Amount Exceeds Program Parameters	Loan amount exceeds program parameters		12/16/2018: Audit acknowledges the client approved guideline exception for loan amount outside of guidelines. Loan will be rated a B.10/05/2018: Lender exception provided
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 806 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 181 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of  57.88%

300931634	db55e64a-1f9f-e811-9539-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing Tax Transcripts	Lender guidelines requires 2 years IRS tax transcript. Missing transcripts.	08-29-2018 Appeal – the loan was approved by AUS which did not require tax transcripts to be obtained. XX	08/29/2018: Lender guidelines require tax transcripts only under certain condition, none of which apply to this loan, exception rescinded.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 806 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 181 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of  57.88%

300931634	0d72aec4-e8ea-4515-ad1b-b0a8af3d5026	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		07/23/2018: XXXXX legal confirmed no affiliates, AfBD not required. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 806 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 181 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of  57.88%

300931634	58872d5d-0689-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Failure to provide proof of OFAC Search	Missing OFAC search	7/31/2018: OFAC procedure provided	7/31/2018: Per XXXX Corporate Compliance, OFAC compliance performed systematically for all borrowers. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 806 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 181 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of  57.88%

300931634	ce502d77-0f89-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The credit report is in the file and therefore should have a fee listed in Section B of the final Closing Disclosure. Provide corrected CD and letter of explanation to the Borrower.	08/02/2018: Please refer to the attestation letter provided by XXXXX on XXXX XXXX regarding the credit report fees for XXXXe Retail loans.	8/6/2018: Attestation provided for lack of credit report fee. Condition Cleared
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 806 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 181 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of  57.88%

300931634	819f2166-ec0e-4e76-bd6a-f016f3ced49a	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The Amount Financed is over disclosed and exceeds allowable $XX variance for Refinance Transactions. The Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.

08/28/2018: Attached please find evidence of lender paid discount fee applied to processing fee.  08/20/2018: Attached please find verification of XXXXX payment applied to the Discount fee. 08/14/2018: Attached please find a copy of the PCCD reflecting the Tax Service fee and lender credits.

08/29/2018: Lender provided itemization of the lender credit, exception cleared. 08/21/2018: Lender provided screen shot of Allocation of Fees - showing amount of Credit, however; it does not show what fees the credit was applied to. Exception remains downgraded. 08/16/2018: Lender provided same PCCD, however; please provide list of fees that were paid with the Lender credit. Exception remains. 07/30/2018:  Audit reviewed Lender's rebuttal and disagrees.  The final closing disclosure reflects neither discount points nor a tax service fee.  Loan remains rated as B. Non-material per SFIG guidance, loan will be graded a B for all agencies.

FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 806 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 181 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of  57.88%

300931634	22499d07-0ef2-4725-b26a-514987fefccc	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the HOA vs. the actual amount of $XXX.XX.  (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.
															The subject property HOA of $XXX includes a $XX special assessment for tree removal. A copy of the appraisal showing the special assessment is included for review.	07/30/2018: Audit reviewed Lender's rebuttal and appraisal. No violation. Condition rescinded.Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 806 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 181 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of  57.88%

300931634	b205b1c2-79c7-4b79-b731-dfac83271065	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)
The Amount Financed is over disclosed and exceeds allowable $35 variance for Refinance Transactions. The Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX an over disclosure of $XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.

08/28/2018: Attached please find evidence of lender paid discount fee applied to processing fee.  08/20/2018: Attached please find verification of XXXXXXXXXX payment applied to the Discount fee.08/14/2018: Attached please find a copy of the PCCD reflecting the Tax Service fee and lender credits.

08/29/2018: Lender provided itemization of the lender credit, exception cleared.08/21/2018: Lender provided screen shot of Allocation of Fees - showing amount of Credit, however; it does not show what fees the credit was applied to. Exception remains downgraded.08/16/2018: Lender provided same PCCD, however; please provide list of fees that were paid with the Lender credit. Exception remains.07/30/2018:  Audit reviewed Lender's rebuttal and disagrees.  The final closing disclosure reflects neither discount points nor a tax service fee.  Loan remains EV2.Non-material per SFIG guidance, loan will be graded a B for all agencies.

FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 806 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 181 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of  57.88%

300931630	66694a76-119c-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Lease Agreements	Missing current lease/rental agreement for rental property
08/16/2018:  Audit reviewed credit policy and documents provided.  Guidelines require 2-year history of receipt of rental income plus additional 6 months’ reserves.  Lease is not required.  Condition cleared.

Years in Primary Residence Borrower has resided in subject for XX years FICO is higher than guideline minimum UW Guides require FICO of  680, loan qualified with FICO of 771 CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 29.67%

300931630	ee19e94e-e5c8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Missing income documentation	Missing income documents		12/12/2018: Audit acknowledges the client approved guideline exception for utilizing vacation rental property income without leases. Non-QM loan. Loan will be rated a B.
Years in Primary Residence Borrower has resided in subject for XX years FICO is higher than guideline minimum UW Guides require FICO of  680, loan qualified with FICO of 771 CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 29.67%

300931630	1ca59313-ef9b-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Property Taxes	Evidence of property taxes for REO is missing		08/16/2018: Received evidence of property taxes. Condition cleared.
Years in Primary Residence Borrower has resided in subject for XX years FICO is higher than guideline minimum UW Guides require FICO of  680, loan qualified with FICO of 771 CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 29.67%

300931630	ca193986-03fa-4c6b-900e-9ebe6278481d	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.

08/21/18 Appeal: The loan closed XX/XX/XXXX.We provided evidence that borrower received the Intial CD XX/XX/XXXX, which is more than 3 days before closing. - XX 8/15/18 Appeal: Please see the attached Initial CD generated after normal business hours on XX/XX/XXXX. The system automatically dates the document for the next business day. Email confirmation through XXXXXXX e-doc system verifying that the borrower opened the initial CD on XX/XX/XXXX is also attached

08/23/2018: Lender provided response "The loan closed XX/XX/XXXX.We provided evidence that borrower received the Intial CD XX/XX/XXXX, which is more than 3 days before closing" Verified. Exception cleared.08/16/2018:  Received verification initial CD was prepared XX/XX/XXXX. The emails reflecting the borrower acknowledged are dated XX/XX/XXXX.  Condition remains.

Years in Primary Residence Borrower has resided in subject for XX years FICO is higher than guideline minimum UW Guides require FICO of  680, loan qualified with FICO of 771 CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 29.67%

300931630	ff0eb0b1-0f9c-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report and Flood Certification in the file. Both fees should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided
08/23/2018: Lender provided attestation. Exception cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies
Years in Primary Residence Borrower has resided in subject for XX years FICO is higher than guideline minimum UW Guides require FICO of  680, loan qualified with FICO of 771 CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 29.67%

300931630	3239ceca-8831-4a51-98f9-700fbf73344b	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions	Finance Charge Under Disclosed by $XXX.XX due to the Lender not including Discount fee.	08/21/2018 Appeal: Please see attached document of Closing Fees which indicates the difference lies with the fees which the lender paid in the amount of $XXX. - XX	08/23/2018: Lender provided verification of lender paid finance charges. Exception cleared.
Years in Primary Residence Borrower has resided in subject for XX years FICO is higher than guideline minimum UW Guides require FICO of  680, loan qualified with FICO of 771 CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 29.67%

300931630	3bb69941-f29b-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	The Property is located in a FEMA declared disaster area with no inspection post incident in file.		08/16/2018: Received post disaster inspection reflecting no damage. Condition cleared.10/23/2018: CDA Received, supports appraised value.
Years in Primary Residence Borrower has resided in subject for XX years FICO is higher than guideline minimum UW Guides require FICO of  680, loan qualified with FICO of 771 CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 29.67%

300931629	67485dab-e5c8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	DTI Exceeds Guidelines	DTI exceeds guidelines		12/16/2018:Exception provided not valid per audit review of loan file. Exception rescinded. 11/7/2018: DTI < 43% and FICO > 720. No exception required. Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.63% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 805 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 136.10 months reserves

300931629	8d63dbd3-4906-41ce-990b-9ebe1c70df64	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file. The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
08/20/2018: Lender provided attestation. Exception cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.63% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 805 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 136.10 months reserves

300931629	c8981cdb-3ffc-4aa5-999c-b16ccbe19fc2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX,XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $X,XXX.XX which exceeds the $XX allowable tolerance for Rescindable Transactions.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.

8-18-18 APPEAL: Final Fee Screenshot, located in XXXXX XXXX XXXXXXXX XXXX, labeled Misc, also being provided with this appeal, to show Lender paid the following toward the buyers fees: Processing/UW Fee $XXX, Tax Service Fee $XX, Recording Service Fee $XX, Loan Payoff Processing Fee $XX.XX, Settlement/Closing Fee $XXX, and $XXX.XX of the borrowers $X,XXX.XX Pre-Paid Interest. After applying these credit the Finance Charge is in tolerance. /XX
08/20/2018: Lender provided verification of lender paid prepaid finance charges. Exception cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.63% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 805 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 136.10 months reserves

300931629	3f96c4ef-5ea0-4276-9a2b-38a9d3f1a3f6	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Total of Payments is not accurate
The Final CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an under-disclosure of $XXX.XX.  Provide corrected CD, LOE and proof of delivery to the Borrower, re-open rescission if applicable.
08/20/2018: Lender provided verification of lender credits for prepaid finance charges which included prepaid interest. Exception cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.63% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 805 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 136.10 months reserves

300931629	52077c1c-e010-4d65-9538-3fc1cba8720a	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)
The Amount Financed is over disclosed and exceeds allowable $XX variance/threshold for Purchase Transactions. The Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $X,XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.

8-18-18 APPEAL: Final Fee Screenshot, located in XXXXX XXXX XXXXXXXX XXXX, labeled Misc, also being provided with this appeal, to show Lender paid the following toward the buyers fees: Processing/UW Fee $XXX, Tax Service Fee $XX, Recording Service Fee $XX, Loan Payoff Processing Fee $XX.XX, Settlement/Closing Fee $XXX, and $XXX.XX of the borrowers $X,XXX.XX Pre-Paid Interest. After applying these credit the Amount Financed is in tolerance. Final Fee Screenshot can also /XX
08/20/2018: Lender provided verification of lender paid prepaid finance charges. Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.63% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 805 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 136.10 months reserves

301026710	4eab4b19-d30e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing Documentation	Mortgage statement for property #2 and #4 on the final application not provided.
1-10-19 APPEAL, Providing Mortgage statement for property # 2, XXX X XXXX XX and evidence that property #4, XX XXXXXXX XX, is owned free & clear therefore the mortgage statement is NA. These documents are being provided for your convenience, however the documents can be located in full file download starting on pages 832 and 574. XXX
01/11/2019: Lender provided mortgage statement for property #2 and proof property #4 is owned free and clear, exception rescinded.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.43% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767 Reserves are higher than guideline minimum UW Guides require 6.00  months reserves, loan qualified with 20.30 months reserves

301026710	68bfc6e1-d20e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence of Property Taxes	Evidence of property taxes for property #5 on the final application not provided.	1-10-19 APPEAL, Providing property taxes for property #5, address X XXXXXXXX XX for your convenience, however the document can be located in full file download starting on page 1220. XXX	01/11/2019: Lender provided proof of taxes, exception rescinded.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.43% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767 Reserves are higher than guideline minimum UW Guides require 6.00  months reserves, loan qualified with 20.30 months reserves

301026710	27c65db5-d80e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Failure to Provide CPA Letter
The loan application indicated that the borrower was self-employed for 5.31 years. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as  a letter from an accountant verifying the length and existence of the business in order to use business assets for funds to close and/or reserves.  CPA letter not provided.

1-10-19 Verification of employment for each business was performed and are located in the file. These documents are being provided for your convenience, however the documents can be located in full file download as indicated on each document provided. /XX
01/11/2019: After review of lender's rebuttal and loan file, exception rescinded.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.43% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767 Reserves are higher than guideline minimum UW Guides require 6.00  months reserves, loan qualified with 20.30 months reserves

301026710	2825c109-3910-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Missing YTD Profit & Loss	Lender guidelines require a YTD profit & loss statement, exception provided for missing YTD profit & loss statement		12/31/2018: Lender exception in file approving missing Profit & Loss Statement.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.43% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767 Reserves are higher than guideline minimum UW Guides require 6.00  months reserves, loan qualified with 20.30 months reserves

301026710	42e26cf7-c73c-4c2f-a2cc-6bfca0e026e7	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	1-10-19 APPEAL, Information has been previously provided that XXXXX no Affiliates. /XX	01/11/2019: After review of lender rebuttal and loan file, exception rescinded.01/02/2019: Finding deemed non-material, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.43% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767 Reserves are higher than guideline minimum UW Guides require 6.00  months reserves, loan qualified with 20.30 months reserves

301026710	8e2ad84b-c74a-4b58-b86f-17aa3678e10d	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Flood Notice is not signed by all applicants.	Flood Notice is not signed.	1-10-19 APPEAL, Providing copy of signed Flood Notice. This document is being provided for your convenience, however the document can be located in full file download starting on page 1623. /XX	01/11/2019: After review of lender's rebuttal and loan file, exception rescinded.01/02/2019: Finding deemed non-material, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.43% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767 Reserves are higher than guideline minimum UW Guides require 6.00  months reserves, loan qualified with 20.30 months reserves

301026710	7ef21558-843a-497d-8b18-8722491ea83a	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.	1-10-19 APPEAL, Providing evidence of Home Loan Tool Kit. /XX
01/11/2019: Lender provided proof application package was received by the borrower, however there is no evidence the home loan toolkit was included and no acknowledgment from the borrower saying it was received, exception remains, this exception is deemed non-material.01/02/2019: Finding deemed non-material, loan will be graded a B for all agencies

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.43% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767 Reserves are higher than guideline minimum UW Guides require 6.00  months reserves, loan qualified with 20.30 months reserves

301026710	8a159894-df0e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX.  When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure

01/15/2019: Verification the CD was generated on X/XX provided. 1-14-19 Appeal: The CD was scheduled to be delivered via mail through the nightly batch which occurs after business hours. The processor sent the disclosure via email prior to the end of the business day causing the date discrepancy however the CD in question was in fact delivered to the consumer on X/XX. XXX 1-10-19 APPEAL, Providing evidence to show the CD, dated X/XX/XX, was generated after business hours on X/XX/XX, therefore the system automatically dated the document for the next business day. Also providing verification that the CD was provided to the borrower on X/XX/XX. XXX

01/15/2019: Lender provided verification the initial CD was generated on X/XX, previously provided verification the borrower received CD on X/XX which was 3 days prior to consummation.  Exception cleared.  01/14/2019: Lender responded that CD was provided after hours and borrower received CD 3 days prior to closing.  The email dated XX/XX shows borrower received CD early afternoon which is not after business hours.  The CD dated X/XX does not give the borrower a full 3 days prior to consummation.  Exception remains. 01/11/2019: After review of the lender's rebuttal and document provided, document provided indicates that the CD was produced after hours on XX/XX/XXXX, however the e-mail confirmation that the file was viewed is dated early afternoon on XX/XX/XXXX, exception remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.43% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767 Reserves are higher than guideline minimum UW Guides require 6.00  months reserves, loan qualified with 20.30 months reserves

301026710	b63dce2f-de0e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The Contact St license ID  of the Borrowers Real Estate Broker, Sellers Real Estate broker and Settlement Agent is missing.  Provide re-disclosed CD and letter of explanation.
01/14/2019: Updated direction given, missing Settlement Agent license ID is non-material. Finding downgraded. Non-material finding, loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.43% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767 Reserves are higher than guideline minimum UW Guides require 6.00  months reserves, loan qualified with 20.30 months reserves

301026710	76da3c2d-d10e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA was provided showing Indeterminate. Please provide an updated review.	1/9/19 Appeal: Not located in XXXXX XXXX. Please see attached CDA/Field review with acceptable value supporting document for your review and rescission. Thanks !! XX
01/12/19: The field review can be used in place of a CDA report for securitization requirements. Condition cleared.  01/11/2019: Lender provided Field Review, a CDA Report is required for securitization, exception remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.43% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767 Reserves are higher than guideline minimum UW Guides require 6.00  months reserves, loan qualified with 20.30 months reserves

300931617	a1767e90-e58b-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Mortgage/Deed of Trust
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording i.e... Statement from the Title Company and/or Closing Agent.  Final CD does not reflect a recording fee on Section E.
															APPEAL: See attached Final Title Policy. Please clear, Thx, XX 8/22/18	08/25/2018: Lender provided Final Title Policy with recording data for deed of trust, exception cleared.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 79.80 months reserves Years in Field Borrower has 5 years in Field Disposable Income is higher than guideline minimum UW Guides require $X in disposable income, loan qualified with $X,XXX.XX in disposable income

300931617	0c2f07e9-ce89-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Credit Report	The credit report is missing from the file. Additional conditions may apply.		07/23/2018: Lender provided credit report dated 04/02/2018. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 79.80 months reserves Years in Field Borrower has 5 years in Field Disposable Income is higher than guideline minimum UW Guides require $X in disposable income, loan qualified with $X,XXX.XX in disposable income

300931617	45b4bdfa-ce89-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Condo Questionnaire	Missing Condo Questionnaire and/or approval of project.		07/23/2018: Lender provided evidence condo approved for Limited Review. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 79.80 months reserves Years in Field Borrower has 5 years in Field Disposable Income is higher than guideline minimum UW Guides require $X in disposable income, loan qualified with $X,XXX.XX in disposable income

300931617	fe3e9f19-a7c8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Loan Amount Exceeds Program Parameters	Loan amount exceeds program parameters		12/17/2018: Audit acknowledges the client approved guideline exception for loan amount outside of guidelines. Loan will be rated a B. 10/19/2018: Lender exception provided
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 79.80 months reserves Years in Field Borrower has 5 years in Field Disposable Income is higher than guideline minimum UW Guides require $X in disposable income, loan qualified with $X,XXX.XX in disposable income

300931617	9973cf5d-d2d3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Ineligible Property Type	Ineligible property.		12/16/2018: Audit acknowledges the client provided a limited review condo project approval. Loan will be rated a B.10/19/2018: Lender exception provided.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 79.80 months reserves Years in Field Borrower has 5 years in Field Disposable Income is higher than guideline minimum UW Guides require $X in disposable income, loan qualified with $X,XXX.XX in disposable income

300931617	eb804d45-7277-41cc-8715-07f22c7387ac	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		07/23/2018: XXXXX legal confirmed no affiliates, AfBD not required. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 79.80 months reserves Years in Field Borrower has 5 years in Field Disposable Income is higher than guideline minimum UW Guides require $X in disposable income, loan qualified with $X,XXX.XX in disposable income

300931617	05d548a0-cd89-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Failure to provide proof of OFAC Search	XXXX search is missing from the file. Additional conditions may apply.	7/31/2018: XXXX procedure provided	7/31/2018: Per XXXX Corporate Compliance, XXXX compliance performed systematically for all borrowers. Condition Cleared. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 79.80 months reserves Years in Field Borrower has 5 years in Field Disposable Income is higher than guideline minimum UW Guides require $X in disposable income, loan qualified with $X,XXX.XX in disposable income

300931617	ceaa76ee-cf89-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.

07/26/2018: Lender provided attestation for credit report and flood certification not in section B on final CD. Condition cleared. Non-material per SFIG guidance, loan will be graded a B for all agencies.

Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 79.80 months reserves Years in Field Borrower has 5 years in Field Disposable Income is higher than guideline minimum UW Guides require $X in disposable income, loan qualified with $X,XXX.XX in disposable income

300931617	afd3d81e-d189-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License ID of the Settlement Agent and License ID of the Real Estate Broker (Buyer) is missing. In addition, the Real Estate Broker (seller) column is blank; page 2 of the final Closing Disclosure reflects a Real Estate Commission fee paid to the sellers Real Estate Agent.  Provide re-disclosed CD and letter of explanation.
07/26/2018: Audit reviewed and out of scope per SFIG. Condition rescinded. Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 79.80 months reserves Years in Field Borrower has 5 years in Field Disposable Income is higher than guideline minimum UW Guides require $X in disposable income, loan qualified with $X,XXX.XX in disposable income

300931617	0cf13dd7-d089-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Closing Disclosure document error	The final Closing Disclosure section H Owners Title Insurance does not reflect "Optional".
7/21/18 Appeal: The consumer did not pay any Owners Title Insurance on the CD, the seller did. The requirements under 1026.38(g)(1) are for “itemized amounts that are designated as borrower-paid at or before closing. - XX
07/23/2018: Audit reviewed lender's response and agrees. Condition rescinded. Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 79.80 months reserves Years in Field Borrower has 5 years in Field Disposable Income is higher than guideline minimum UW Guides require $X in disposable income, loan qualified with $X,XXX.XX in disposable income

301026709	0ae5b28b-ca0a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Improper Calculation of Income	Lender Exception Granted - Improper Income Calculation. Income calculation was used allowing distribution from non-retirement account.		12/28/2018: Lender exception provided allowing for use of a non retirement income distribution.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 619 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.14% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 40.45%

301026709	682c081c-1319-4ce5-8a99-a69baad919de	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
01/08/2019: Lender provided evidence initial CD received and viewed on X/X/XX. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 619 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.14% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 40.45%

301026709	374d3ea7-c90a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Closing Disclosure dated XX/XX/XXXX Contact Information section is incomplete. The St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		01/14/2019: Updated direction given, missing Settlement Agent license ID is non-material. Finding downgraded. Non-material finding, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 619 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.14% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 40.45%

300931611	2a357e83-ebc8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	DTI Exceeds Guidelines	DTI exceeds guidelines		12/16/2018: Exception provided not valid per audit review of loan file. Exception rescinded. 11/7/2018: DTI < 43% and FICO > 720. No exception required. Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 801 LTV is lower than guideline maximum UW Guides maximum LTV of 85%, loan qualified with LTV of 80% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 124.70  months reserves

300931611	6ec807f2-d2d3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Missing income documentation	Missing Balance Sheet and YTD Profit & Loss for partnership.		12/16/2018: Audit acknowledges the client approved guideline exception for waiver of YTD 2018 P&L and Balance Sheet. Non-QM loan. Loan will be rated a B. 10/19/2018: Lender exception provided.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 801 LTV is lower than guideline maximum UW Guides maximum LTV of 85%, loan qualified with LTV of 80% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 124.70  months reserves

300931611	020199f5-9d99-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error	The Title – Owners Title fee in section H of the final Closing Disclosure is missing “Optional”. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 801 LTV is lower than guideline maximum UW Guides maximum LTV of 85%, loan qualified with LTV of 80% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 124.70  months reserves

301026704	a3191ff6-3115-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Failure to Obtain Required Documentation
Lender guidelines require Project Approval Group (PAG) approval verification.  File contains references to requirement for PAG approval; however, no confirmation of approval receipt is in file.  Additional conditions may apply.

1.15.19 Appeal. Exception History Screen from XX was provided to XXXX located under the Trailing Documents/ Underwriting Docs uploaded on XX/XX/XX. An exception was granted due to property/appraisal- 54-PAG Declines

01/16/2018:  01/16/2019: Audit acknowledges the client approved guideline exception for project approval.  Condition cleared.  Loan will be rated a B for all agencies.01/16/2019:  Audit reviewed Lender's rebuttal and document provided.  Pending further review by management.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 50% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 167.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744

301026704	72de3594-48fb-4c19-9ad4-a61470b7c10b	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit	1.15.19 Appeal. Home Loan Toolkit was provided to XXXX located under the Trailing Documents/HUD Cost Booklet uploaded on XX/XX/XX.
01/16/2019:  Received evidence Borrower was provided the Special Information Booklet/Home Loan Toolkit within 3 days of application date.  Condition cleared.01/10/2019:  Finding deemed non-material, loan will be graded a B for all agencies

CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 50% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 167.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744

301026704	69bd9ab5-494d-421a-bc05-e32875426c4c	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The State license ID of the Settlement Agent and State license ID of the Broker Agent is missing.  Provide re-disclosed CD and letter of explanation.
01/14/2019: Updated direction given, missing Settlement Agent license ID is non-material. Finding downgraded. Non-material finding, loan will be graded a B for all agencies.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 50% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 167.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744

301026700	f02fed3a-7a0f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Credit Report	A credit report for the co-borrower was not provided	1/14/19 - Appeal - Providing the co-borrower's credit report. Located in XX.XX	01/14/2019: Lender provided credit report for co-borrower, exception cleared.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  19.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.27% CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80.00%

301026700	5d17129c-441f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Limited Employment History for Borrower/Co-Borrower	Co-borrower has 2 months' current employment history after 6 month gap in employment		01/23/2019: Audit acknowledges the client approved guideline exception for 2 months’ current employment following a 6-month gap in employment. Condition cleared. Loan will be rated a B.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  19.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.27% CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80.00%

301026700	3860f238-431f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Insufficient credit history	Co-borrower has 2 open and active trade lines reporting.		01/23/2019: Audit acknowledges the client approved guideline exception for insufficient credit history. Condition cleared. Loan will be rated a B.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  19.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.27% CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80.00%

301026700	d9d7acdb-2fdc-480e-b737-8a873e34c964	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.	1/14/19 - Appeal - HLT sent via mail. Please see attached Application Package with reference to HLT and HLT process pdf.- XX	01/14/2019: Lender provided evidence of delivery of Home Loan Toolkit, exception cleared.01/03/2019: Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  19.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.27% CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80.00%

301026700	da71fc7c-fcf0-4566-b74c-3777ed45fa48	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Initial LE not provided within 3 standard business days of application
The initial LE is required to be provided to the borrower within 3 standard business days of application.  The Initial LE is dated XX/XX/XXXX and the application date is XX/XX/XXXX.  No cure once CD is issued.
															1/14/19 - Appeal - Providing date of application. The LE was submitted to the borrower within 3 days of the application date. XX	01/14/2019: Lender provided evidence of property identification date, exception cleared.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  19.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.27% CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80.00%

301026700	f3df18d0-e8e1-469b-836e-b031e6005196	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $X,XXX.XX which exceeds the $XXX allowable tolerance for Purchase Transactions. Missing evidence the lender credit was a direct result of the rate chosen to offset the under disclosure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.
01/14/2019: After re-review of the loan file, exception rescinded.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  19.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.27% CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80.00%

301026700	2aa5a3bd-6859-4432-96fc-d4557f343768	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $XXX variance/threshold for Purchase Transactions. The final Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $X,XXX.XX. Missing evidence the lender credit was a direct result of the rate chosen to offset the over disclosure. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
01/14/2019: After re-review of the loan file, exception rescinded.01/03/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  19.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.27% CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80.00%

301026700	ad30fc08-7d0f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file.	1/10/19 Appeal: Located in XXXXX XXXX Trailing docs. For your convenience, I have re-attached CDA/Field review with acceptable value supporting document for your review and rescission. Thanks !! XX	01/11/2019: Lender provided the CDA Report, exception cleared.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  19.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.27% CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80.00%

301026698	5ad5d019-cf03-e911-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification
The loan application indicated that the borrower was self-employed for 46 years. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business.
															1-3-18 APPEAL, Providing evidence of the length and existence of the business.	01/07/2019: Lender provided proof of borrower's business, exception cleared.
Years Self Employed Borrower has 46 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months credit report verifies 99 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 172.80 months reserves

301026698	11b6ba1c-471f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Improper Calculation of Income	Income calculated utilizing 36 months of W2 average and excluding short term notes and YTD losses
01/23/2019: Audit acknowledges the client approved guideline exception for income calculated utilizing 36 months of W2 average and excluding short term notes and YTD losses.   Condition cleared. Loan will be rated a B.

Years Self Employed Borrower has 46 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months credit report verifies 99 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 172.80 months reserves

301026697	f6987c1d-0929-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Ineligible Property Type	Project declined due to developer ownership		Lender exception provided to approve project when developer maintains an ownership interest
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  31.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.06% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789

301026697	66c132fd-7f29-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Ineligible Transaction	Loan amount does not meet minimum loan amount requirements.		Lender provided exception to allow financing below minimum loan amount.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  31.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.06% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789

301026697	8fd82414-9cc7-4f20-9cfc-cc5b4604b780	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit	1/18/19 Appeal: Please see the attached XXXXXXXXXX XXXXXXXXX screen shot which confirms that the Your Home Loan Toolkit disclosure was delivered to the borrower on X/X/XX
01/21/2019: Received evidence Borrower was provided the Special Information Booklet/Home Loan Toolkit within 3 days of application date.  Condition cleared.01/02/2019:  Finding deemed non-material, loan will be graded a B for all agencies

Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  31.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.06% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789

301026697	76e605eb-9d0e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Advisory Finding 1	Lender guidelines require a max DTI of 43%, exception provided for a DTI > 43%"		12/31/2018: Lender exception in file allowing for a DTI greater than 43%.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  31.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.06% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789

301026697	91b0d42c-a20e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.
1/18/19 Appeal: The transfer tax iao $X,XXX, listed in section E of the final CD, was paid by the seller, rather than the borrower, thus the government entity is not required to be disclosed. The requirements under 1026.38(g)(1) are for “itemized amounts that are designated as borrower-paid at or before closing”.

01/21/2019:  Audit reviewed Lender’s rebuttal and agrees.  1026.38(g)(1) TAXES AND OTHER GOVERNMENT FEES. Under the subheading “Taxes and Other Government Fees,” and in the applicable column as described in paragraph (g) of this section, an itemization of each amount that is expected to be paid to State and local governments for taxes and government fees and the total of all such itemized amounts that are designated borrower paid at or before closing, as follows: 1.  Recording fees and the amounts paid in the applicable columns; and  2.  An itemization of transfer taxes, with the name of the government entity assessing the transfer tax.  Condition rescinded.  01/21/2019:  Pending compliance review01/02/2019:  Non-material per SFIG guidance, loan will be graded a B for all agencies.

Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  31.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.06% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789

301026697	77ef7407-9e0e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		01/14/2019: Updated direction given, missing Settlement Agent license ID is non-material. Finding downgraded. Non-material finding, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  31.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.06% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789

301026697	0f4a28a9-9f0e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.	01/10/2019: Appeal: Located in XXXXX XXXX Trailing docs. For your convenience, I have re-attached CDA/Field review with acceptable value supporting document for your review and rescission.	01/10/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  31.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.06% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789

301026695	860a7841-d91f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	General Credit Exception	Product Program Restriction-Customer has been on title since X/XXXX. Exception approved was for continuity of obligation
01/24/2019: Audit acknowledges the client approved guideline exception for Product Program Restriction-Customer has been on title since X/XXXX.  Exception approved was for continuity of obligation.  The borrower provided a copy of the mortgage note which states he is not obligated to pay the note on primary residence.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 241 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.26% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 56.46%

301026695	8973072e-da1f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	General Credit Exception 2	Income Calculation –Salaried-Exception approved for use of income calculation.		01/24/2019: Audit acknowledges the client approved guideline exception for using higher income based on new employer earnings in 6 months as opposed to using 12-month average of income.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 241 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.26% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 56.46%

301026695	41fc4fd3-2555-4b05-a39a-bb9c7bab4524	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX, an under disclosure of $X,XXX.XX which exceeds the $XX allowable tolerance for Rescindable Transactions. Lender did not include Processing fee of $XXX.XX, Closing Fee of $XXX.XX, Tax Service Fee of $XX.XX, Recording Service fee of $XX.XX, and Flood Cert Fee of $X.XX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.

1/4/19 Appeal: Please see the attached XXXXXXXX XXXXXXX XXXX XX XXXXXXX screenshot for the application of the $X,XXX.XX in lender credits. The total prepaid finance charges are actually $XXXX.XX, which includes the following: prepaid interest iao $XXXX.XX. Thus, the Finance Charge on the final CD is accurate. XX
01/09/2019: Lender provided itemization of Lender Credit, exception cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 241 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.26% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 56.46%

301026695	208753ed-0c4c-44e1-bef5-64563969b529	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)
The Amount Financed is over disclosed and exceeds allowable $XX variance/threshold for Purchase Transactions. The Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $X,XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
															1/4/19 Appeal: Please see the appeal for the under disclosed finance charge exception. XX	01/09/2019: Lender provided itemization of Lender Credit, exception cleared.01/02/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 241 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.26% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 56.46%

301026692	1538cf76-890e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Failure to obtain Employment Verification	The employment verification provided for borrower is incomplete. The Lender did not verify prior employment to complete a 2 year history.	1/8/19 - Appeal - Providing the gap employment exception approved at the time of origination. Located on page 1339 of PDF docs
01/10/2019: Audit acknowledges the client approved guideline exception for gap in employment history for 75 days with offer letter, verification of start date and VVOE within 10 days of note date.  Current employment (departing) verified on fraud report as current for 6 years.  Condition cleared. Loan will be rated a B.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.43% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789

301026692	d859603f-da0d-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State License ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		01/14/2019: Updated direction given, missing Settlement Agent license ID is non-material. Finding downgraded. Non-material finding, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.43% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789

301026692	97a49662-da0d-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure	1/7/2018: APPEAL: See attached proof of E-Consent	01/10/2019: Received evidence of e-consent. Condition cleared.1/1/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.43% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789

301026691	83e0be0b-800f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence of HOA Fees	Evidence of monthly HOA dues for departing residence on the final application not provided.
1/10/19 Appeal: Please see the attached supporting doc as evidence of the monthly HOA dues for the departing residence (XX XXXXXX XX; XXXX XX; XXXXXXXX, XX XXXXX). This doc is located on page 966 of the XXXXX XXXX pdf file. XX
01/11/2019: Lender provided evidence of HOA Fees, exception rescinded.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 40.60 months’ reserves  Years on Job Borrower has 11.97 years on job

301026691	4ab1a01c-6210-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Missing Balance Sheet	Lender guidelines require a balance sheet.		01/02/2018: Lender exception in file allowing for missing a Balance Sheet.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 40.60 months’ reserves  Years on Job Borrower has 11.97 years on job

301026691	7f47ab99-810f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Missing YTD Profit & Loss	Lender guidelines require YTD P & L statement, exception provided for missing YTD P & L statement		01/02/2019: Lender exception in file allowing for missing a Profit & Loss statement.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 40.60 months’ reserves  Years on Job Borrower has 11.97 years on job

301026691	0dc29299-89d9-4a28-b696-7ec101bbdf0f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit
1/18/19 Appeal: Please see the attached XXXXXXXXX XXXXXXX screenshot which confirms that the Your Home Loan Toolkit disclosure was delivered to the borrower on X/X/XX. Similar documentation was accepted by XXXX for loan #XXXXXXXXXX. Please refer to the initial LE timing exception for this loan in which our appeal was accepted, based on the actual application date (property ID date) of X/X/XX. XX

01/21/2019: Lender provided verification of the receipt of the initial package and verified the home loan toolkit is provided with initial loan packages.  Exception cleared.01/02/2019: Finding deemed non-material, loan will be graded a B for all agencies

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 40.60 months’ reserves  Years on Job Borrower has 11.97 years on job

301026691	5c8dcf0a-b367-45e8-b51c-1a8808644987	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application. The Disclosure is dated XX/XX/XXXX and the application date is XX/XX/XXXX
1/18/19 Appeal: For the Appraisal Disclosure dated X/X/XX, please refer to the initial LE timing exception for this loan in which our appeal was accepted, based on the actual application date (property ID date) of X/X/XX. Based on this, the Appraisal Disclosure was provided within the required timeframe. XX

01/21/2019: Lender provided verification of full application date.  The appraisal disclosure was provided with initial LE which was provided within 3 days of full application date.  Exception cleared.01/02/2019: Finding deemed non-material, loan will be graded a B for all agencies

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 40.60 months’ reserves  Years on Job Borrower has 11.97 years on job

301026691	fa3ccf19-9b1b-470a-9e2c-68c05d927442	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Initial LE not provided within 3 standard business days of application	The initial LE is required to be provided to the borrower within 3 standard business days of application. The Initial LE is dated XX/XX/XXXX and the application date is XX/XX/XXXX. No cure.
1/16/19 Appeal: We have provided the screenshot showing the LE Required date. This is the date that our system records when all six pieces of information are present and the LE is now required to be sent. Initial LE dated X/X/XXis within the 3 business days of that date. XXXXX 1003's will always reflect the application for credit date and not the TRID application date. The TRID application date is the LE Required Date in the system.- XX 1/10/19 Appeal: The application effective date is X/X/XX instead of X/XX/XX. Please see the attached screenshot showing the property ID date did not occur until X/X/XX Thus, the LE issue date of X/X is within the required parameter. The LE Required date (boxed) is the date the six pieces of information are captured and the LE is required to be sent within 3 general business days. XX

01/16/2019: Lender provided a screen shot of the date the application was complete as XX/XX/XXXX.  This is the date that the purchase agreement was received.  Exception cleared. 01/14/19: The initial 1003 located on pages 249-251, dated XX/XX/XX, shows the property address of the subject property. Please provide evidence of the date the property address was received. Condition maintained.     01/11/2019: After review of the lender's rebuttal and the loan file, the Initial 1003 in the loan file is dated XX/XX/XXXX and references the property address; the sales contract for the subject property in the loan file is dated XX/XX/XXXX; exception remains.

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 40.60 months’ reserves  Years on Job Borrower has 11.97 years on job

301026691	54902af5-800f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The WLSP not provided within 3 business days of application date. WLSP is dated XX/XX/XXXX and the application date is XX/XX/XXXX. No cure - Missing document not provided.
1/18/19 Appeal: For the WLSP dated X/X/XX, please refer to the initial LE timing exception for this loan in which our appeal was accepted, based on the actual application date (property ID date) of X/X/XX. Based on this, the WLSP was provided within the required timeframe. XX

01/21/2019: Lender provided verification of the full application date.  The WLSP was provided within 3 days of the full application date.  Exception cleared.01/03/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 40.60 months’ reserves  Years on Job Borrower has 11.97 years on job

301026691	793096ba-a50e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The Closing Disclosure Contact Information section is incomplete.  The License IDs of the Settlement Agent, Seller Real Estate Broker and Borrower Real Estate Broker are missing.  Provide re-disclosed CD and letter of explanation.
01/14/2019: Updated direction given, missing Settlement Agent license ID is non-material. Finding downgraded. Non-material finding, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 40.60 months’ reserves  Years on Job Borrower has 11.97 years on job

301026679	eae8d5a5-d31f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Missing income documentation	Missing 2nd quarter P&L and Balance Sheet for 5 of the 6 businesses owned by the borrower. Documents provided are > 120 days.
01/24/2019: Audit acknowledges the client approved guideline exception for waiving the 2nd Qtr. P&L and Balance Sheet requirements for 5 of the 6 businesses owned by the borrower.  Condition cleared.  Loan will be rated a B.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.19% Years Self Employed Borrower has 20 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.60 months reserves

301026679	80de07ee-2c0d-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file.		01/09/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.19% Years Self Employed Borrower has 20 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.60 months reserves

300931574	2bddc7d7-7dd1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	General Credit Exception	Exception approval for income calculation.		12/14/2018: Audit acknowledges the client approved guideline exception for use of assets for monthly income outside of guidelines. Loan will be rated a B. Lender exception provided.
Reserves are higher than guideline minimum Lender UW Guides require 6  months reserves, loan qualified with  268.20 months reserves DTI is lower than guideline maximum Lender UW Guides maximum DTI of 43%, loan qualified with DTI of 26.45% FICO is higher than guideline minimum Lender UW Guides require FICO of 720, loan qualified with FICO of 795

300931574	ec82281a-a6c8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Loan Amount Exceeds Program Parameters	Loan amount exceeds program parameters		12/17/2018: Audit acknowledges the client approved guideline exception for loan amount outside of guidelines. Loan will be rated a B. 10/05/2018: Lender exception provided
Reserves are higher than guideline minimum Lender UW Guides require 6  months reserves, loan qualified with  268.20 months reserves DTI is lower than guideline maximum Lender UW Guides maximum DTI of 43%, loan qualified with DTI of 26.45% FICO is higher than guideline minimum Lender UW Guides require FICO of 720, loan qualified with FICO of 795

300931574	32265fc3-169c-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence of Property Taxes	Evidence of property taxes for property #1 on the final application not provided.	8.14.18 Appeal. Please see Schedule E of tax return showing the taxes as $X,XXX.XX for property #1 as you requested	08/16/2018: Audit reviewed Lender's rebuttal and tax returns. Property taxes are verified on Schedule E. Condition rescinded.
Reserves are higher than guideline minimum Lender UW Guides require 6  months reserves, loan qualified with  268.20 months reserves DTI is lower than guideline maximum Lender UW Guides maximum DTI of 43%, loan qualified with DTI of 26.45% FICO is higher than guideline minimum Lender UW Guides require FICO of 720, loan qualified with FICO of 795

300931574	68c9c4d1-569b-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Property	Cleared	A	A	A	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		08/16/2018: Received post disaster inspection reflecting no damage. Condition cleared.10/23/2018: CDA Received, supports appraised value.
Reserves are higher than guideline minimum Lender UW Guides require 6  months reserves, loan qualified with  268.20 months reserves DTI is lower than guideline maximum Lender UW Guides maximum DTI of 43%, loan qualified with DTI of 26.45% FICO is higher than guideline minimum Lender UW Guides require FICO of 720, loan qualified with FICO of 795

300931573	e55bce3d-55d1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Failure to obtain 3rd party verification of employment	Missing evidence for 3 years continuance of income.
12/15/2018: Audit acknowledges the client approved guideline exception for only 34 months continuance of income vs 36 months required for income calculation outside of guidelines. Loan will be rated a B.Lender exception provided

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 116.00 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 50.00%

300931573	b80d51af-9ec8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Loan Amount Exceeds Program Parameters	Loan amount exceeds program parameters.		12/17/2018: Audit acknowledges the client approved guideline exception for loan amount outside of guidelines. Loan will be rated a B.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 116.00 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 50.00%

300931573	ee98bdf6-279c-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of HOA Fees	Missing evidence of HOA dues for property #4 on the final loan application.
9/11/18: Appeal. Please see UW comments. The amount $XX.XX for this vacant lot includes taxes and hoa (XX.XX). XX XX/XX/XXXX: Appeal: The property #4 on the final loan application is a vacant lot and would not have a HOA. XX

09/12/2018: Lender responded the amount for maintenance of $XX.XX included taxes and HOA was $XX.XX.  Audit confirmed taxes per tax information on vacant lot and HOA per appraisal was $XX.XX per month.  Exception cleared. 08/21/2018: Lender provided response "The property #4 on the final loan application is a vacant lot and would not have a HOA", however; lot is next to subject property in an HOA. Please provided documentation verifying the HOA Fee or No HOA Fee. Exception remains.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 116.00 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 50.00%

300931557	55ba8ba9-bac8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Insufficient Reserves	Insufficient reserves. Lender exception for insufficient reserves however audit reserve calculation confirms no exception required. Final 1003 and 1008 reflect sufficient reserves. Condition cleared.
12/14/2018:  Exception provided not valid per audit review of loan file.  Exception rescinded.  10/5/2018:  Lender exception provided for insufficient reserves however audit reserve calculation confirms no exception required. Final 1003 and 1008 reflect sufficient reserves. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756 Years in Primary Residence Borrower has resided in subject for 7 years Years in Field Borrower has 7 years in Field

300931557	9e125f60-7a02-4754-99e6-42ee8c0be1a8	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application. The Disclosure is dated XX/XX/XXXX and the Application date is XX/XX/XXXX.	8/23/18: Appeal. Please see attached initial LE dated X/XX/XX page 4 address the appraisal disclosure provided to the borrower within 3 days of application. XX	08/23/2018: Lender provided verification of the LE disclosure within 3 days of application date. Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756 Years in Primary Residence Borrower has resided in subject for 7 years Years in Field Borrower has 7 years in Field

300931557	453ff65f-635e-41d2-9e5c-5091ca42db71	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Initial LE not provided within 3 standard business days of application	The initial LE is required to be provided to the borrower within 3 standard business days of application. The Initial LE is dated XX/XX/XXXX and the application date is XX/XX/XXXX. No cure.	8/22/18: Appeal. Please see attached Loan Estimate dated X/XX/XX. XX	08/23/2018: Lender provided verification of the LE disclosure within 3 days of application date. Exception cleared.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756 Years in Primary Residence Borrower has resided in subject for 7 years Years in Field Borrower has 7 years in Field

300931557	f7058c54-988a-477b-a141-ea02ab70ac71	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $XX allowable tolerance for Rescindable Transactions.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.

8/21/18: Appeal: Please see attached screen print. The following are prepaid items on this loan: Processing Fee $XXX+Tax service $XX+ Title Closing fee $XXX+ Per Diem interest $XXX.XX+ Recording service fee $XX+ Title – Ins Closing letter $XX= $XXXX.XX - $XXX discount point rebate applied towards prepaids = $XXX.XX. Recalculations of finance charge yielded an FC Accurate result. XX
08/23/2018: Lender provided verification of the lender paid prepaid finance charges. Exception cleared.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756 Years in Primary Residence Borrower has resided in subject for 7 years Years in Field Borrower has 7 years in Field

300931557	5bb05f39-f4f7-4a0f-a09e-260cf4d2b805	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The license of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.
9/10-Appeal: Subject property is located in XXXXXXXXX, the settlement agent's main office is located in the state of XXXXXXXX. Per the state requirements, XXXXXXXXX does not require a license for the settlement agent. Pls resecind. XX

09/11/2018: Lender provided response "Subject property is located in XXXXXXXXX, the settlement agent's main office is located in the state of XXXXXXXXX. Per the state requirements, XXXXXXXX does not require a license for the settlement agent". The state of XX does not require licenses for settlement agents. Exception rescinded.Non-material per SFIG guidance, loan will be graded a B for all agencies

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756 Years in Primary Residence Borrower has resided in subject for 7 years Years in Field Borrower has 7 years in Field

300931557	fb4e23bb-edaf-448f-b2aa-445f22ba6a88	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)
The Amount Financed is over disclosed and exceeds allowable $XX variance/threshold for Purchase Transactions. The Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.

8/21/18: Appeal: Please see attached Allocation of Fees screen print. The following are prepaid items on this loan: Processing Fee $XXX+Tax service $XX+ Title Closing fee $XXX+ Per Diem interest $XXX.XX+ Recording service fee $XX + Title – Ins Closing letter $XX= $XXXX.XX - $XXX discount point rebate applied towards prepaids = $XXX.XX. Recalculations of finance charge yielded an FC Accurate result. XX
08/23/2018: Lender provided verification of the lender paid prepaid finance charges. Exception cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756 Years in Primary Residence Borrower has resided in subject for 7 years Years in Field Borrower has 7 years in Field

300931554	0beb4417-11d7-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Insufficient credit history	Credit-debt does not meet guidelines		12/14/2018: Exception provided not valid per audit review of loan file. Exception rescinded. 10/23/2018: Lender exception provided for loan amount.
Reserves are higher than guideline minimum Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  35.50 months reserves Disposable Income is higher than guideline minimum Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 29.481%

300931554	90409c43-a0c8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Loan Amount Exceeds Program Parameters	Loan amount exceeds program parameters		12/14/2018: Audit acknowledges the client approved guideline exception for loan amount outside of guidelines. Loan will be rated a B.10/5/2018:Lender exception provided for loan amount.
Reserves are higher than guideline minimum Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  35.50 months reserves Disposable Income is higher than guideline minimum Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 29.481%

300931554	f23b26a7-d4d3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Improper Calculation of Income	Improper calculation of income.		12/14/2018: Exception provided not valid per audit review of loan file. Exception rescinded. 10/19/2018: Lender exception provided.
Reserves are higher than guideline minimum Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  35.50 months reserves Disposable Income is higher than guideline minimum Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 29.481%

300931554	f0ce828c-3f03-4bbf-ac68-34feca0ec3d6	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		07/23/2018: XXXXX legal confirmed no affiliates, AfBD not required. Condition cleared.
Reserves are higher than guideline minimum Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  35.50 months reserves Disposable Income is higher than guideline minimum Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 29.481%

300931554	e9684bf4-ec8b-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Failure to provide proof of OFAC Search	Missing proof of OFAC search	7/31/2018: OFAC procedure provided	7/31/2018: Per XXXXX Corporate Compliance, OFAC compliance performed systematically for all borrowers. Condition Cleared.
Reserves are higher than guideline minimum Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  35.50 months reserves Disposable Income is higher than guideline minimum Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 29.481%

300931554	437a75c0-6f8b-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report fee was not reflected in section B of the Closing Disclosure despite evidence of a Credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
8/6/2018: Attestation provided for lack of credit report fee. Condition Cleared
Reserves are higher than guideline minimum Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  35.50 months reserves Disposable Income is higher than guideline minimum Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 29.481%

300931554	ef903e79-6f8b-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State I.D. of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	7/24/18 Appeal: Per SFIG only NMLS ID is in scope for testing all other contact information is outside of scope. Please rescind. Thanks !! XX
07/27/2018: This exception has been given a material rating of B due to the potential for statutory damages under the rule for section 1026.38(r) and (5). However, an online search determined that the state CO does not issue a license for settlement agents. Exception cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies

Reserves are higher than guideline minimum Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  35.50 months reserves Disposable Income is higher than guideline minimum Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 29.481%

300931554	781b4d37-a9bc-494d-a871-84c902d25c9e	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE reflects a lender credit in the amount of $XXX.XX. The lender credit decreased to $0 on the CD with no indication of a valid COC to account for the $XXX.XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.
															7/24/18 Appeal: Please see attached Change of Circumstances removing the $XXX lender credit. Please rescind. Thanks ! XX	07/27/2018: Lender provided CD for rate lock. The lender credit was removed due to the rate lock. Exception cleared.
Reserves are higher than guideline minimum Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  35.50 months reserves Disposable Income is higher than guideline minimum Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 29.481%

300931538	2e9ad77c-d8c8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	DTI Exceeds Guidelines	DTI Exceeds Guidelines.		12/16/2018: Exception provided not valid per audit review of loan file. Exception rescinded. 11/7/2018: DTI < 43% and FICO > 720. No exception required. Cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.09 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.09% Years in Field Borrower has 25 years in Field

300931538	5ef72a99-c5d3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Improper Calculation of Income	Improper calculation of income.
12/14/2018: Audit acknowledges the client approved guideline exception for use of $5000 month in deferred compensation income outside of guidelines. Loan will be rated a B. 10/19/2018: Lender exception provided.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.09 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.09% Years in Field Borrower has 25 years in Field

300931538	aa4073f1-7ad6-4ab7-9807-4062ad310248	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Settlement Agent License is missing. Provide re-disclosed CD and letter of explanation.	9.18.18 Appeal. Per SFIG only the NMLS ID is in scope for testing; all other contact information is outside of scope. Please rescind. XX
09/19/2018: This exception has been given a material B rating due to the potential for statutory damages under the rule for section 1026.38(r) and (5). However, an online search determined that the state XX does not issue a license for settlement agents. Exception rescinded. Non-material per SFIG guidance, loan will be graded a B for all agencies.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.09 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.09% Years in Field Borrower has 25 years in Field

301026647	ade9ba08-d61f-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	General Credit Exception	Self-employed borrower having failed liquidity test due to being slightly under the required score of 1 with a score of .94		01/24/2019: Audit acknowledges the client approved guideline exception for self-employed borrower having failed liquidity test. Condition cleared. Loan will be rated a B.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  9.90 months reserves FICO is higher than guideline minimum UW Overlay Guides require FICO of 720, loan qualified with FICO of 756 Years Self Employed Borrower has 48.05 years Self Employed

301026647	cb400d51-cf0e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Insufficient credit history	Lender guidelines require at least 3 active tradelines in the last 12 months, exception provided for < 3 active tradelines in the last 12 months		11/01/19: Lender provided a CBR dated prior to close, which shows 5 active tradelines >12 mos used to qualify. Condition cleared. Lender exception in file.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  9.90 months reserves FICO is higher than guideline minimum UW Overlay Guides require FICO of 720, loan qualified with FICO of 756 Years Self Employed Borrower has 48.05 years Self Employed

301026647	825907eb-5710-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence of Property Taxes	Evidence of property taxes for property #2 and #3 on the final application not provided.		01/11/19: Upon further review, property tax and insurance was located on Schedule E of the XXXX tax returns prepared by a third party. Condition rescinded.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  9.90 months reserves FICO is higher than guideline minimum UW Overlay Guides require FICO of 720, loan qualified with FICO of 756 Years Self Employed Borrower has 48.05 years Self Employed

301026647	01964487-ca0e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance for Property #3 on the final application not provided.		01/11/19: Upon further review, property tax and insurance was located on Schedule E of the XXXX tax returns prepared by a third party. Condition rescinded.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  9.90 months reserves FICO is higher than guideline minimum UW Overlay Guides require FICO of 720, loan qualified with FICO of 756 Years Self Employed Borrower has 48.05 years Self Employed

300931534	7d6e9f64-a4c8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Loan Amount Exceeds Program Parameters	Loan amount exceeds program parameters		12/14/2018: Audit acknowledges the client approved guideline exception for loan amount outside of guidelines. Loan will be rated a B. 10/5/2018: Lender exception provided
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 317.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 732 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 88 months payment history with no late payments reported

300931534	13578f75-acfc-e811-bc73-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Incomplete Income Documentation	Lender used IRA distributions with no formal agreement. Annuitized assets were used to qualify income.		12/10/2018: Audit acknowledges the client approved guideline exception for qualification income outside of guidelines. Loan will be rated a B.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 317.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 732 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 88 months payment history with no late payments reported

300931534	62bb4e5f-c6c2-40ec-aa73-eb71873eb562	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect rescission model – Same lender refinance requires form H-9	Same lender refinance transactions require for H-9.		08/06/2018: Per Compliance, if you are refinancing a loan which is not same lender, along with a same lender refinance then this would require an H8 form not an H9. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 317.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 732 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 88 months payment history with no late payments reported

300931534	07d0d51e-8491-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Failure to provide proof of OFAC Search	Failure to provide proof of OFAC Search	7/31/2018: OFAC procedure provided	7/31/2018: Per XXXX Corporate Compliance, OFAC compliance performed systematically for all borrowers. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 317.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 732 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 88 months payment history with no late payments reported

300931531	6364513d-cad3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Property Type unacceptable under guidelines	Project Approval Group was declined.
12/14/2018: Audit acknowledges the client approved guideline exception for declined co-op project.  Due to flip tax fee of 2% of sales price/value and project declined due to pending litigation.   Property type outside of guidelines. Loan will be rated a B. 10/19/2018: Lender exception provided.

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 733 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 55 months payment history with no late payments reported CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 58.54%

300931531	d31a0f85-c194-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation
Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and verification of the down payment for a purchase.  The loan file is missing the 2 most current bank statements for bank account # 1 listed on the 1003. The loan file is missing the most current bank statements for bank account # 2 listed on the 1003.
															08/07/2018: Bank Statements attached	08/09/2018: Lender provided bank statements. Exception cleared.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 733 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 55 months payment history with no late payments reported CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 58.54%

300931531	fa40a2c6-c294-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Failure to Verify Employment	An employment verification for borrower was not provided.	09/05/2018: XXXXX Report confirms borrower self employment 08/07/2018: Employment verification attached
09/07/2018: Lender responded the XXXXX report confirms borrower's employment.  Audit confirmed the XXXXX XXXXXX reflects verification of self-employment and was completed within 120 days of Note date.  Exception cleared.08/09/2018: Lender provided VVOE; however, the borrower is self-employed which requires proof of self-employment from a third party, such as a CPA letter or business license.  Exception remains.

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 733 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 55 months payment history with no late payments reported CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 58.54%

300931531	dc487296-c194-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Missing Balance Sheet	Missing current XXXX Balance Sheet for Business A on Schedule E Part II of XXXX tax return.	08/07/2018: See attached exception	08/09/2018: lender provided same exception in file. Exception remains a non material finding, loan will be graded a B for all agencies.Lender exception in file.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 733 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 55 months payment history with no late payments reported CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 58.54%

300931531	af17e38e-c194-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Missing YTD Profit & Loss	Missing current XXXX P&L Statement for Business A on Schedule E Part II of XXXX tax return	08/07/2018: See exception attached	08/09/2018: Lender provided exception. Finding will remain a non material finding, loan will be graded a B for all agencies.Lender exception in file.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 733 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 55 months payment history with no late payments reported CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 58.54%

300931525	409ee91b-a8c8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Loan Amount Exceeds Program Parameters	Loan amount exceeds program parameters		12/14/2018: Audit acknowledges the client approved guideline exception for loan amount outside of guidelines. Loan will be rated a B. 10/5/2018: Lender exception provided
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.06% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 29.31%

300931525	b9a42368-cdd3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Ineligible Property Type	Ineligible property type.
12/14/2018: Audit acknowledges the client approved guideline collateral exception for payoff of non-subj HELOC with XXXXXXXX and the XXXX XXXXX commercial loan to be controlled at closing to bring DTI in-line. 10/19/2018:Lender exception provided.

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.06% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 29.31%

300931525	e5103e49-c891-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Failure to provide proof of OFAC Search	Failure to provide proof of OFAC Search.		08/03/2018: Updated client direction – retail loans do not require OFAC reports. Search is done internally.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.06% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 29.31%

300931523	977e5a6e-94a4-e811-94b3-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.

09-17-2018 Appeal – verification of the borrower’s self-employment was sufficiently and reasonably documented in the loan file with two years tax returns, K1s, PnLs etc, on over 20 corporations for over 50 years. The ASF guidelines do not have any timing requirements that need to be fulfilled. The previously submitted official state records are acceptable. Please see attached. XX 09-06-2018 Appeal – please identify the businesses by name and provide the Schedule E pages that include these businesses for proper identification. XX 09/05/2018: Appeal: Attached please find third party verification per your request. XX 8/27-Appeal: Borrower is S/E. Please refer to internal screen shots attached to confirm the verification was completed within 120 days of the note date. A copy of the guidelines have also been attached for your reference. XX

09/17/2018: Lender provided the ASF guidelines that indicate no timing requirement and previously provided VVOE's within 120 days of the Note date along with verification of businesses.  Audit confirmed business #10 had a negative income which borrower qualified with the negative income, business #1, #6, #20 and #21 had positive income but were not used in lender's qualification due to declining income per the lender's income calculation worksheets.  Exception cleared.09/10/2018: Lender requested page number for Schedule E and names of businesses. The page number for Schedule E is 286 and Bus 1 is in XXXXXXXXXX, Business 6 is in XXXXXXX, Business 10 is in XXXXXXX, Business 20 is in XXXXXX and business 21 is in XXXXXXXXXX.  Exception remains.09/06/2018: Lender provided business license searches for several business; however, the searches for business 1, 6, 10, 20 and 21 located on the Sch E statement #3 for Partnerships and S Corporations and there is no date on the searches to verify they were completed prior to closing.  Exception remains.08/31/2018: Lender provided screen prints from internal system showing VVOE's completed and State site searches, however; state site searches are dated XX/XX/XXXX. Exception remains.08/27/2018: Lender provided guidelines verifying third party verification is required to be within 120 days of Note date and provided screen shots of VVOE, however guidelines require Self Employed third party verification such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. Exception remains.

Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 100.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.13% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 817

300931523	b28b5ecf-46c7-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Improper Calculation of Income	The last business listed on the final application did not pass liquidity test as required per guidelines however income was used to qualify.		10/03/2018: Audit acknowledges the client approved guideline exception for income calculation outside of guidelines. Loan will be rated a B.
Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 100.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.13% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 817

300931523	5803dd1c-95a4-e811-94b3-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Missing Tax Transcripts	Missing two years tax transcripts.
8/23 Appeal: Attached please find a copy of XXXXXXX guidelines which confirm this loan is not subject to any of the guideline scenarios which require tax transcripts. Tax transcripts are were not obtained for this loan. XX

08/26/2018: Lender provided guideline verifying that transcripts are required at UW discretion, Loans Identified as High Risk, Foreign Customer with an Individual TIN or customer filed an extension. Exception cleared.

Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 100.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.13% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 817

300931523	f9a7ea51-adbc-4446-8200-76d5b1d957f8	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The final Closing Disclosure reflects the Finance Charge as $X,XXX,XXX.XX  vs. actual Finance Charge of $X,XXX,XXX.XXX An under disclosure of $X,XXX.XX which exceeds the $XX allowable tolerance for Rescindable Transactions.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.
															08/14/2018: APPEAL: See attached list of Lender paid fees. Thx, XX 8/14/18	08/16/2018: Lender provided documentation for the lender credit to be applied towards Fees, once updated passes compliance. Exception cleared.
Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 100.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.13% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 817

300931523	49242f0e-8fa3-40e0-aed6-92ec2ec54fd5	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.	The CD reflects Total Interest Percentage (TIP) of XX.XX% vs actual TIP of XX.XXX% with a difference of X.XXX% over-disclosed. Provide corrected CD and LOE to the Borrower.
08/16/2018: Lender provided documentation for the lender credit to be applied towards Fees, once updated passes compliance. Exception cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies

Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 100.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.13% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 817

300931523	588a9a67-d6c0-4820-bd16-9d3404030fec	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)
The Amount Financed is over disclosed and exceeds allowable $XX variance/threshold for Purchase Transactions. The Closing reflects an Amount Financed of $X,XXX,XXX.XX  vs. actual $X,XXX,XXX.XX, an over disclosure of $X,XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
08/14/2018: APPEAL: See attached list of Lender paid fees. Thx, XX 8/14/18
08/16/2018: Lender provided documentation for the lender credit to be applied towards Fees, once updated passes compliance. Exception cleared.Finding deemed non-material, loan will be graded a B for all agencies

Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 100.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.13% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 817

300931515	cd70ecb1-4294-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Failure to obtain Appraisal Completion Certificate (442)	Missing appraisal completion certificate (442).	08/14/2018: Appeal: Attached is a copy of Appraisal Exception Approval, and additional supporting documents.- XX 08/14/2018
12/14/2018: Audit acknowledges client approved guideline exception for condo project with 41.8% presale to primary/second homes.08/16/2018: Lender provided exception approval.  Exception down graded.  Non material, loan will be graded a B for all agencies.

LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 33.90% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 732 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 31.10 months reserves

300931515	a8d99203-65d1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Loan characteristics do not match any available program	Denial of project, loan amount, thin credit and credit history issues.
12/14/2018: Audit acknowledges client approved guideline exception for loan amount outside of guidelines, credit history < 24 months and exception for condo project with 41.8% presale to primary/second homes.  Loan will be rated a B.  10/16/2018:Lender exception provided

LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 33.90% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 732 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 31.10 months reserves

300931515	a2627414-a092-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	08/14/2018: Appeal: Attached is a copy of Condo Questionnaire review.- XX 08/14/2018	08/16/2018: Lender provided condo questionnaire. Exception cleared.
LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 33.90% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 732 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 31.10 months reserves

300931515	9d8a1512-9292-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Failure to provide proof of OFAC Search	Failure to provide proof of clear OFAC Search.	7/31/2018: OFAC procedure provided	7/31/2018: Per XXXX Corporate Compliance, OFAC compliance performed systematically for all borrowers. Condition Cleared.
LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 33.90% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 732 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 31.10 months reserves

300931515	60133989-5801-4c74-b7c1-406a61de50e4	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID for the Settlement Agent and Real Estate Broker for the buyer is missing.	08/13/2018: Appeal: Per SFIG the only thing they should be testing for is NMLS ID. All other contact information is out of scope. Please attached document-XX 08/13/2018
08/16/2018: This exception has been given a material B rating due to the potential for statutory damages under the rule for section 1026.38(r) and (5). However, an online search determined that the state XX does not issue a license for settlement agents. Exception cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies.

LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 33.90% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 732 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 31.10 months reserves

300931505	f51a698a-1d98-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Credit Report	A credit report for the borrower was not provided.	8/15/18 - Appeal: See attached copy of the credit report on this transaction. XX	08/17/2018: Lender provided the credit report. Exception cleared.
Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income.   DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 29.56% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 93.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774

300931505	77db3160-5fd1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Borrower/Co-Borrower Self Employed Less Than 2 Years	Borrowers self employment is less than 2 years.		12/14/2018: Exception provided not valid per audit review of loan file. Exception rescinded. 10/16/2018: Lender exception provided
Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income.   DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 29.56% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 93.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774

300931505	0064f95d-92c8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Missing asset documentation	Missing asset documentation		12/14/2018: Audit acknowledges the client approved guideline exception for use of funds under dissolved business name. Loan will be rated a B.10/5/2018:Lender exception provided
Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income.   DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 29.56% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 93.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774

300931505	674f7537-53c7-4f59-ac89-2e9968ba2613	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Initial LE not provided within 3 standard business days of application	The initial LE is required to be provided to the borrower within 3 standard business days of application. The Initial LE is dated XX/XX/XXXX and the application date is XX/XX/XXXX. No cure.
8/15/18 - See attached documents showing the Application was generated on X/X/XX agreed to and viewed by the borrower on X/X/XX. Which makes the LE received by the borrower within 3 days of the application. XX
08/17/2018: Lender provided documentation that the application date is XX/XX/XXXX. Exception cleared.
Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income.   DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 29.56% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 93.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774

300931505	9e8be57a-1e98-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and when factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
															8/16/18 - Appeal: See attached proof Initial CD sent and received by the borrower on X/XX/XX which is 3 days prior to consummation. XX	08/17/2018: Lender provided documentation that the initial closing disclosure was received XX/XX/XXXX. Exception cleared.
Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income.   DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 29.56% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 93.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774

300931505	cfebddf9-6401-4409-a2f9-c18a34362d6c	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $X,XXX.XX which exceeds the $XXX allowable tolerance for Purchase Transactions.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.
															8/15/18 - Appeal: See attached borrowers prepaid fees and Loan Discount points used on this transaction. Financed Charge amount is correct on the Final CD. XX	08/17/2018: Lender provided documentation of the lender credit paying the PPFC. Exception cleared.
Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income.   DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 29.56% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 93.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774

300931505	9ee00d50-d973-4b9f-80b5-3c2b307e21fe	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The license of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income.   DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 29.56% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 93.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774

300931505	40a5bb54-5f7a-4ec1-bab5-0f2ea2d336c9	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $XXX variance/threshold for Purchase Transactions. The Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $X,XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
															8/15/18 - Appeal: See attached borrowers prepaid fees and Loan Discount points used on this transaction. Amount financed is correct on the Final CD. XX	08/17/2018: Lender provided documentation that the lender credit was applied to PPFC. Exception cleared.Non-material per SFIG guidance, loan will be graded a B for all agencies.
Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income.   DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 29.56% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 93.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774

300931504	bcb27dc0-79cd-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	DTI Exceeds Guidelines	DTI exceeds guidelines		12/14/2018: Exception provided not valid per audit review of loan file. Exception rescinded. 10/15/2018: Exception withdrawn, condition cleared. 10/11/2018: Lender exception provided
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 55.40 months reserves FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.01% CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 71.43%

300931504	3879b0e7-5ca5-e811-94b3-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the Co-borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.

8/28/18 Appeal- see attached confirmation from XX Division of Consumer Affairs showing active license for XXX XXXXXXXXXXXX XXXXXXXX XXX. Company was active prior to Note date and still active company. XXX

08/31/18: Fraud report dated X/XX/XX ( page 6) that confirmed xxxxx as employer. Note date was X/XX/XX. Acceptable per compliance. Condition cleared. 08/29/2018: Lender provided the business license information as of X/XX/XX, however, this information is dated after the note date.  Exception remains.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 55.40 months reserves FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.01% CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 71.43%

300931504	9162d742-9c8f-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Failure to provide proof of OFAC Search	Failure to provide proof of clear OFAC Search.	7/31/2018: OFAC procedure provided	7/31/2018: Per XXXX Corporate Compliance, OFAC compliance performed systematically for all borrowers. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 55.40 months reserves FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.01% CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 71.43%

300931504	b559b9ba-79fc-4db6-9efa-e7bf2cc9de0a	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License ID for the Settlement Agent is missing. In addition, the License ID for the Real Estate Broker for the buyer and the seller is missing.  Provide re-disclosed CD and letter of explanation.
															8/2/18 - Appeal: Only NMLS ID Disclosure is required. All other info is out of scope	08/03/2018: Audit reviewed lender's rebuttal and agrees. Condition rescinded.Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 55.40 months reserves FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.01% CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 71.43%

300931504	2d43cb48-7546-4e91-b61b-3b3fe59d5d8b	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Rescind	A	A	A	A	A	Compliance	Closing Costs Disclosure under Costs at Closing section (Page 1) do not match Closing Costs details (Page 2)
The Closing Disclosure in the Costs as Closing section, for the field Closing Costs: in Lender Credits does not match the amount disclosed on page 2 (section D / I / J) of the CD.  $XX,XXX.XX + $XXX.XX + $X,XXX.XX= $XX,XXX.XX not $XX,XXX.XX.  Provide re-disclosed CD and letter of explanation.
8/2/2018: Appeal: See attached copy of the Final CD showing Lender Credits in the amount of $X,XXX.XX are matching on pages 1 and 2.
8/06/2018:  Audit reviewed lender’s rebuttal and final CD.  Page 1 = $XXX.XX + $XX,XXX.XX - $XXXX.XX = $XX,XXXX.XX.  Page 2 = $XXXXX.XX - $XXXX.XX = $XX,XXX.XX + $XXX POC = $XX,XXX.XX.  No violation.  Condition rescinded.Non-material per SFIG guidance, loan will be graded a B for all agencies.Non-material per SFIG guidance, loan will be graded a B for all agencies.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 55.40 months reserves FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.01% CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 71.43%

301026637	026904c9-f523-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Improper Calculation of Income	Lender used XXXX Bonus income in overall income calculations		Lender exception provided for use of XXXX bonus income in DTI calculations
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 761 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 75.20 months reserves. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.01%

301026637	6a05c0e3-f523-e911-bd2f-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	Missing Lease agreement	Missing lease agreements for all properties listed on the final application		Lender exception provided for missing lease agreements for all properties included in rental income calculations
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 761 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 75.20 months reserves. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.01%

301026637	03b09bcc-dba3-4d5d-8074-e5297096906f	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License ID of the Borrower's Real Estate Broker and Seller's Real Estate broker are missing.  Provide re-disclosed CD and letter of explanation.
01/14/2019: Updated direction given, missing Settlement Agent license ID is non-material. Finding downgraded. Non-material finding, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 761 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 75.20 months reserves. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.01%

300931503	c2a2e576-eb94-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Acknowledged	B	B	B	B	B	Credit	General Credit Exception
Lender’s guidelines require that employment contracts meet the following qualifications: the employment contract is fully executed by the employer and employee and does not contain contingencies; the customer will begin employment prior to the loan closing; the terms of the contract are deemed reasonable by Underwriting; and the loan application and file documentation verify the required two-year employment history for the customer. Underwriting may elect to accept college transcripts in lieu of employment history.Loan fails to meet these qualifications as the Note date is XX/XX/XXXX and the employment contract and start date are dated XX/XX/XXXX.
APPEAL: See attached Exception approval for use of income. XX 8/22/18
12/16/2018: Audit acknowledges the client approved guideline exception for use of $250k/yr as qualifying income with satisfactory LOX for date of employment contract being the same as her start state.   08/25/2018: Lender Exception in file, loan will be graded B for all agencies.

FICO is higher than guideline minimum  UW Guides require FICO of 680, loan qualified with FICO of 755 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 61 months payment history with no late payments reported CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 58.54%

300931503	0d852788-eb94-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing asset documentation
Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and verification of the down payment for a purchase.  The loan file is missing the March bank statements for bank account # 3 listed on the 1003.

08/10/2018: The loan file contains both XXXXXXX and XXXXXXX statements for the accounts in question. Neither of which exceeded the 120 day age limit at the time of closing. XXXXX statement is not required.
08/14/2018: Lender responded the asset documentation was within 120 days. Audit confirmed the documentation was within 120 days. Exception rescinded.
FICO is higher than guideline minimum  UW Guides require FICO of 680, loan qualified with FICO of 755 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 61 months payment history with no late payments reported CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 58.54%

300931503	e6ef126c-eb94-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Credit	Rescind	A	A	A	A	A	Credit	Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Transcripts not provided.	08/10/2018: Tax transcript requirement applies to self employed borrower only for retail loans. Requirement for 2 years transcripts for all loans only applies to correspondent originated loans.
08/14/2018: Lender responded that the 2 years transcripts are for self-employed borrower's on retail loans and requirement for 2 years transcripts for all loans only applies to correspondent loans.  Audit confirmed the loan is a retail loan and borrower's are not self-employed.   IRS transcripts are not required.  Exception rescinded.

FICO is higher than guideline minimum  UW Guides require FICO of 680, loan qualified with FICO of 755 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 61 months payment history with no late payments reported CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 58.54%

300931503	515e529c-e494-e811-931d-f4e9d4a75a52	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Cleared	A	A	A	A	A	Compliance	Failure to provide proof of OFAC Search	Failure to provide proof of OFAC Search.		08/03/2018: Updated client direction – retail loans do not require OFAC reports. Search is done internally.
FICO is higher than guideline minimum  UW Guides require FICO of 680, loan qualified with FICO of 755 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 61 months payment history with no late payments reported CLTV is lower than guideline maximum UW Guides maximum CLTV of 85%, loan qualified with CLTV of 58.54%